UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01027

Name of Registrant: Vanguard World Funds

Address of Registrant:
P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

Item 1: Schedule of Investments

Vanguard U.S. Growth Fund

Schedule of Investments (unaudited)

As of November 30, 2018

		Shares	Market Value ($000)
Common Stocks (94.5%)[1]
Communication Services (14.3%)
*	Alphabet Inc. Class C	314,682	344,398
*	Alphabet Inc. Class A	196,502	218,049
*	TripAdvisor Inc.	2,620,407	167,863
*	Liberty Global plc	5,099,846	123,875
*	Take-Two Interactive Software Inc.	1,113,794	122,150
*	Netflix Inc.	423,881	121,285
*	Facebook Inc. Class A	680,811	95,729
*	Electronic Arts Inc.	904,881	76,073
	Activision Blizzard Inc.	1,284,037	64,048
*	Live Nation Entertainment Inc.	519,600	28,931
	Tencent Holdings Ltd. ADR	618,049	24,771
*	Liberty Global plc Class A	915,119	22,723
	Tencent Holdings Ltd.	514,429	20,566
*	Spotify Technology SA	122,528	16,710
^	Eventbrite Inc. Class A	93,701	2,784
			1,449,955
Consumer Discretionary (14.8%)
*	Amazon.com Inc.	254,146	429,550
	Hasbro Inc.	1,626,699	148,030
	Dollar General Corp.	1,317,497	146,229
*	Alibaba Group Holding Ltd. ADR	748,855	120,461
	Home Depot Inc.	590,888	106,549
*	Dollar Tree Inc.	982,198	85,225
^	Tesla Inc.	171,741	60,192
	Hilton Worldwide Holdings Inc.	643,000	48,572
*	Booking Holdings Inc.	25,598	48,428
*	Wayfair Inc.	416,086	44,188
	McDonald’s Corp.	225,906	42,586
*	O’Reilly Automotive Inc.	112,687	39,078
	Ross Stores Inc.	328,556	28,782
	GrubHub Inc.	359,272	28,127
*	eBay Inc.	878,942	26,236
	Starbucks Corp.	346,700	23,132
*	Under Armour Inc. Class A	920,942	21,992
	NIKE Inc. Class B	186,211	13,988
^	Stitch Fix Inc. Class A	310,840	8,495
	Chegg Inc.	283,676	7,929
	Kering SA	18,005	7,837
	Marriott International Inc. Class A	67,477	7,762
	Under Armour Inc.	330,088	7,371
			1,500,739
Consumer Staples (2.4%)
*	Monster Beverage Corp.	1,666,153	99,436
	Constellation Brands Inc. Class A	330,428	64,685
	Estee Lauder Cos. Inc. Class A	239,692	34,194
	Coca-Cola Co.	562,600	28,355
	Costco Wholesale Corp.	81,408	18,828
			245,498

Energy (0.1%)
	EOG Resources Inc.	122,900	12,697

Financials (9.4%)
	Intercontinental Exchange Inc.	2,731,517	223,220
	KKR & Co. Inc. Class A	7,084,415	162,375
	Charles Schwab Corp.	2,464,489	110,409
	CME Group Inc.	520,223	98,884
	Progressive Corp.	1,202,834	79,736
	MarketAxess Holdings Inc.	304,053	66,201
*	Markel Corp.	43,153	49,373
	TD Ameritrade Holding Corp.	726,727	39,105
	Marsh & McLennan Cos. Inc.	428,276	37,988
	MSCI Inc. Class A	224,011	35,190
	First Republic Bank	217,610	21,576
	Interactive Brokers Group Inc.	184,329	10,663
	JPMorgan Chase & Co.	80,211	8,919
	S&P Global Inc.	45,408	8,303
	Goldman Sachs Group Inc.	37,808	7,210
	Morgan Stanley	70,600	3,134
			962,286
Health Care (13.2%)
	UnitedHealth Group Inc.	1,031,498	290,222
*	Biogen Inc.	592,216	197,634
*	IQVIA Holdings Inc.	1,557,058	194,741
*	Illumina Inc.	495,919	167,373
*	Edwards Lifesciences Corp.	479,763	77,726
*	ABIOMED Inc.	143,018	47,579
	Thermo Fisher Scientific Inc.	164,830	41,133
	Zoetis Inc.	424,100	39,810
*	DexCom Inc.	281,969	36,540
	Stryker Corp.	204,900	35,952
	Abbott Laboratories	374,700	27,747
	Vertex Pharmaceuticals Inc.	117,936	21,322
	Danaher Corp.	168,050	18,408
	AstraZeneca plc ADR	347,626	13,843
*	Veeva Systems Inc. Class A	140,800	13,539
	BioMarin Pharmaceutical Inc.	133,733	12,842
	Alexion Pharmaceuticals Inc.	85,427	10,520
	Merck & Co. Inc.	128,278	10,178
	Glaukos Corp.	151,567	9,985
	Novocure Ltd.	276,190	9,479
	Penumbra Inc.	64,069	8,920
	Alnylam Pharmaceuticals Inc.	108,266	8,787
	Bristol-Myers Squibb Co.	161,622	8,640
	Intuitive Surgical Inc.	14,651	7,778
	Centene Corp.	46,529	6,619
^	Denali Therapeutics Inc.	325,427	6,239
	Celgene Corp.	76,712	5,540
	Agios Pharmaceuticals Inc.	81,486	5,362
*	Elanco Animal Health Inc.	117,855	3,938
			1,338,396
Industrials (6.6%)
	FedEx Corp.	640,088	146,580
	TransUnion	951,712	61,452
	Equifax Inc.	557,187	57,206

	Lockheed Martin Corp.	188,449	56,616
*	IHS Markit Ltd.	1,048,055	55,935
	Raytheon Co.	210,700	36,944
*	Verisk Analytics Inc. Class A	257,700	31,780
*	Copart Inc.	618,000	31,629
	AMETEK Inc.	425,314	31,231
	Northrop Grumman Corp.	116,140	30,182
	Fortive Corp.	394,321	29,996
	Boeing Co.	58,164	20,169
	Fortune Brands Home & Security Inc.	339,361	14,864
	Watsco Inc.	92,030	14,145
	CoStar Group Inc.	28,647	10,582
	Canadian National Railway Co. (New York Shares)	108,848	9,341
	Wabtec Corp.	98,684	9,336
	HEICO Corp. Class A	121,263	8,188
	Union Pacific Corp.	41,977	6,455
	NOW Inc.	438,702	5,918
	Safran SA	13,018	1,629
			670,178
Information Technology (30.7%)
	Microsoft Corp.	6,582,763	729,963
	Mastercard Inc. Class A	1,613,737	324,474
*	PayPal Holdings Inc.	3,080,722	264,357
	Visa Inc. Class A	1,752,625	248,364
*	Autodesk Inc.	1,348,232	194,819
	Apple Inc.	787,193	140,577
*	Adobe Inc.	514,396	129,057
	Applied Materials Inc.	3,221,356	120,092
*	Arista Networks Inc.	438,279	104,521
*	salesforce.com Inc.	597,131	85,246
*	ServiceNow Inc.	418,599	77,554
*	FleetCor Technologies Inc.	377,329	72,975
*	Workday Inc. Class A	420,368	68,940
	CDW Corp.	629,835	58,373
*	Red Hat Inc.	274,242	48,969
	Global Payments Inc.	422,899	47,284
	Accenture plc Class A	268,300	44,141
^	Microchip Technology Inc.	546,794	41,010
	SS&C Technologies Holdings Inc.	823,599	39,656
	Intuit Inc.	162,600	34,883
	Texas Instruments Inc.	313,800	31,333
*	Advanced Micro Devices Inc.	1,358,455	28,935
*	Gartner Inc.	180,886	27,710
*	2U Inc.	387,850	22,647
	Alliance Data Systems Corp.	98,007	19,637
	NVIDIA Corp.	106,351	17,381
	Cognex Corp.	369,095	16,248
	Tableau Software Inc. Class A	121,346	15,125
	Shopify Inc.	90,895	13,876
	Trade Desk Inc. Class A	74,977	10,680
*	DocuSign Inc. Class A	250,744	10,471
	New Relic Inc.	96,415	8,406
	Broadcom Inc.	32,292	7,666
	Ellie Mae Inc.	107,895	7,258
	Square Inc.	96,673	6,752

[2]	Adyen NV			4,904	2,547
					3,121,927
Materials (0.7%)
*	Linde plc			215,400	34,259
	Sherwin-Williams Co.			64,725	27,448
	Martin Marietta Materials Inc.			39,310	7,496
					69,203
Other (0.0%)
*,§,3	WeWork Class A PP			19,046	2,095
^,4	Vanguard Growth ETF			3,100	457
					2,552
Real Estate (2.3%)
	Crown Castle International Corp.			950,940	109,263
	American Tower Corp.			390,716	64,269
	Equinix Inc.			131,089	50,506
^	Redfin Corp.			433,340	7,349
					231,387
Total Common Stocks (Cost $6,388,807)					9,604,818
		Coupon
Preferred Stocks (1.2%)
*,§,3,5	Uber Technologies PP	8.000%		999,588	43,432
*,§,3,5	WeWork Pfd. D1 PP			260,418	28,646
*,§,3,5	WeWork Pfd. D2 PP			204,614	22,508
*,§,3,5	Airbnb Inc.	8.000%		128,123	14,815
*,§,3,5	Pinterest Prf G PP	8.000%		1,596,475	8,413
Total Preferred Stocks (Cost $46,639)					117,814
Temporary Cash Investments (4.9%)[1]
Money Market Fund (3.8%)
[6,7]	Vanguard Market Liquidity Fund	2.407%		3,809,925	380,992

			Maturity Date	Face Amount ($000)
Repurchase Agreement (1.0%)
	Bank of America Securities, LLC (Dated 11/30/18, Repurchase Value $104,220,000, collateralized by Federal Home Loan Mortgage Corp. 3.500%-4.500%, 3/1/48-11/1/48, with a value of $106,284,000)	2.290%	12/3/18	104,200	104,200
U.S. Government and Agency Obligations (0.1%)
[8]	United States Treasury Bill	2.093%	12/20/18	13,000	12,987
Total Temporary Cash Investments (Cost $498,152)					498,179
Total Investments (100.6%) (Cost $6,933,598)					10,220,811
Other Assets and Liabilities-Net (-0.6%)[7]					(61,688)
Net Assets (100%)					10,159,123

*	Non-income-producing security.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $37,919,000.

§	Security value determined using significant unobservable inputs.

1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 97.3% and 2.1%, respectively, of net assets.

2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, the value of this security represented 0.0% of net assets.

3	Restricted securities totaling $119,909,000, representing 1.2% of net assets. See Restricted Securities table for additional information.

4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

5	Perpetual security with no stated maturity date.

6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

7	Includes $38,509,000 of collateral received for securities on loan.

8	Securities with a value of $12,587,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

PP—Private Placement.

Restricted Securities as of Period End

Security Name	Acquisition Date	Acquisition Cost ($000)
Uber Technologies PP	June 2014	15,507
WeWork Pfd. D1 PP	December 2014	4,336
WeWork Pfd. D2 PP	December 2014	3,407
WeWork Class A PP	December 2014	317
Pinterest Prf G PP	March 2015	11,461
Airbnb Inc.	June 2015	11,928

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
	Expiration	Number of Long (Short Contracts)	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2018	1,696	233,904	9,334
E-mini S&P Mid-Cap 400 Index	December 2018	262	49,243	4,567
				13,901

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing

U.S. Growth Fund

service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1–Quoted prices in active markets for identical securities.

Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3–Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any

U.S. Growth Fund

investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	9,570,144	32,579	2,095
Preferred Stocks	—	—	117,814
Temporary Cash Investments	380,992	117,187	—
Futures Contracts—Assets[1]	1,523	—	—
Total	9,952,659	149,766	119,909

1 Represents variation margin on the last day of the reporting period.

The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the fund in accordance with established policies and procedures. The pricing review committee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. All valuation decisions made by the pricing review committee are reported to the board on a quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended November 30, 2018. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Amount Valued Based on Level 3 Inputs	Investments in Common Stocks ($000)	Investments in Preferred Stocks ($000)
Balance as of August 31, 2018	1,189	97,204
Sales	—	—
Net Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	906	20,610
Balance as of November 30, 2018	2,095	117,814

Net change in unrealized appreciation (depreciation) from investments still held as of November 30, 2018, was $21,516,000.

The following table provides quantitative information about the significant unobservable inputs used in fair value measurement as of November 30, 2018:

Security Type	Fair Value at 11/30/2018 ($000)	Valuation Technique	Unobservable Input	Amount or Range/Weighted Avg.
Common Stock	2,095	Recent Market Transaction[1]	Transaction Price	$110.00

U.S. Growth Fund

Preferred Stocks	51,154	Recent Market Transaction[1]	Transaction Price	$110.00
	43,432	Last Bid Price	Average Secondary Market Bids	$43.45
	14,815	Comparable Company Approach	Enterprise Value/Revenue Projection Multiples	6.0x-8.0x
			Liquidity Discount	10%
			Weighted Probability IPO	50%-50%
	8,413	Comparable Company Approach	Enterprise Value/Next 12 Month Revenue Multiple	5.2x
			Liquidity Discount	10%
			IPO/M&A Probability	75%-25%

1 During the period ended November 30, 2018, the valuation technique was changed from Target Event to Recent Market Transaction. This was considered to be a more relevant measure of fair value for this investment.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

U.S. Growth Fund

		Current Period Transactions
	Aug. 31, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Nov 30, 2018 Market Value ($000)
Vanguard Growth ETF	498	—	—	—	(41)	1	—	457
Vanguard Market Liquidity Fund	379,919	NA1	NA1	(14)	(67)	1,974	—	380,992
Total	380,417			(14)	108	1,975	—	381,449

1   Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard International Growth Fund

Schedule of Investments (unaudited)

As of November 30, 2018

		Shares	Market Value ($000)
Common Stocks (98.2%)1
Australia (0.5%)
	Brambles Ltd.	20,616,851	155,381

Austria (0.4%)
	Erste Group Bank AG	3,525,537	139,545

Belgium (1.1%)
	Umicore SA	8,844,721	383,341

Brazil (0.8%)
	B3 SA - Brasil Bolsa Balcao	13,604,595	99,214
	Raia Drogasil SA	5,112,586	82,177
	Telefonica Brasil SA Preference Shares	6,774,235	80,630
			262,021
Canada (1.1%)
	Nutrien Ltd.	3,656,755	188,363
	Toronto-Dominion Bank	3,126,116	173,076
			361,439
China (18.2%)
*	Alibaba Group Holding Ltd. ADR	10,685,381	1,718,850
	Tencent Holdings Ltd.	42,930,600	1,716,307
*	Baidu Inc. ADR	4,633,984	872,487
*	TAL Education Group ADR	18,485,132	518,878
	Ping An Insurance Group Co. of China Ltd.	37,534,500	365,792
*	Ctrip.com International Ltd. ADR	9,001,376	259,690
	China Mobile Ltd.	12,385,500	123,462
	China Pacific Insurance Group Co. Ltd.	34,591,800	123,239
*,§,2	Meituan Dianping	18,638,108	112,450
*,^	iQIYI Inc. ADR	5,160,214	104,804
*,^	Meituan Dianping Class B	14,225,122	95,361
	China Mengniu Dairy Co. Ltd.	26,840,000	83,249
			6,094,569
Denmark (2.7%)
*	Genmab A/S	2,594,661	396,336
	Chr Hansen Holding A/S	1,658,818	149,894
	Vestas Wind Systems A/S	1,758,934	131,483
	Novozymes A/S	2,401,809	111,950
*	Ambu A/S Class B	5,449,774	109,063
			898,726
France (6.7%)
	Kering SA	1,368,726	595,785
	L’Oreal SA	2,310,130	545,112
	Schneider Electric SE	5,191,177	378,390
	TOTAL SA	5,355,216	297,857
	EssilorLuxottica SA	2,037,356	257,595
	Vivendi SA	7,326,402	182,738
			2,257,477

Germany (6.4%)
*,3	Zalando SE	10,466,867	326,011
	BASF SE	4,239,384	310,015
	Bayerische Motoren Werke AG	3,342,345	274,452
*,3	Delivery Hero SE	6,275,610	229,438
	Continental AG	1,148,340	173,527
	adidas AG	732,915	162,317
	SAP SE	1,266,968	131,229
	Infineon Technologies AG	6,052,289	127,854
*,^,4	HelloFresh SE	10,552,945	108,367
	HeidelbergCement AG	1,327,669	88,455
*	MorphoSys AG	664,989	76,268
*,3	Rocket Internet SE	2,762,933	70,923
*,^	AIXTRON SE	3,130,112	34,571
*,2	Home24 SE (Restricted)	1,016,090	15,175
*	Home24 SE	846,166	14,046
			2,142,648
Hong Kong (4.2%)
	AIA Group Ltd.	128,336,200	1,054,331
	Jardine Matheson Holdings Ltd.	3,169,100	209,660
	Hong Kong Exchanges & Clearing Ltd.	4,767,930	139,882
			1,403,873
India (2.3%)
	Housing Development Finance Corp. Ltd.	11,680,736	333,793
	HDFC Bank Ltd.	7,956,722	243,266
	Zee Entertainment Enterprises Ltd.	24,820,748	173,994
*,§,2	ANI Technologies	166,185	34,820
			785,873
Indonesia (0.4%)
	Bank Central Asia Tbk PT	66,247,400	120,855

Israel (0.3%)
*	Check Point Software Technologies Ltd.	1,001,020	111,924

Italy (2.2%)
	Ferrari NV	4,745,012	520,870
*	Fiat Chrysler Automobiles NV	13,737,294	228,124
			748,994
Japan (11.1%)
	SMC Corp.	1,566,500	535,015
	SoftBank Group Corp.	6,053,300	511,018
	M3 Inc.	26,545,800	431,456
	Nidec Corp.	2,080,800	278,451
	Bridgestone Corp.	5,803,800	235,980
	Recruit Holdings Co. Ltd.	8,397,200	231,686
	Nintendo Co. Ltd.	663,700	201,860
	Kubota Corp.	11,587,900	198,282
	Toyota Motor Corp.	2,810,700	169,911
	Sekisui Chemical Co. Ltd.	9,982,200	162,409
	Keyence Corp.	291,600	158,848
	Pigeon Corp.	3,300,800	136,222
	Murata Manufacturing Co. Ltd.	745,100	114,186
	ORIX Corp.	7,029,300	114,138
	SBI Holdings Inc.	4,470,400	101,637
	Suzuki Motor Corp.	1,627,100	81,181

KDDI Corp.	2,921,400	68,643
		3,730,923
Netherlands (3.6%)
ASML Holding NV	7,029,910	1,201,616

Norway (0.8%)
Norsk Hydro ASA	31,224,700	147,551
DNB ASA	7,657,653	131,559
		279,110
Other (0.2%)
[5] Vanguard FTSE All-World ex-US ETF	1,128,434	54,650

Portugal (0.0%)
Jeronimo Martins SGPS SA	237,572	2,837

Singapore (0.4%)
Oversea-Chinese Banking Corp. Ltd.	15,750,800	129,881

South Korea (2.1%)
*,^ Celltrion Inc.	1,662,566	356,897
Samsung Electronics Co. Ltd.	5,278,135	197,778
Samsung SDI Co. Ltd.	424,833	78,456
NAVER Corp.	552,185	62,443
		695,574

Spain (3.3%)
Industria de Diseno Textil SA	21,245,632	652,986
Banco Bilbao Vizcaya Argentaria SA	80,075,301	454,930
^ Distribuidora Internacional de Alimentacion SA	12,745,795	9,560
		1,117,476
Sweden (4.7%)
Svenska Handelsbanken AB Class A	35,069,697	386,688
* Spotify Technology SA	2,632,668	359,043
Kinnevik AB	10,340,628	262,994
* Atlas Copco AB Class A	10,589,929	260,577
Assa Abloy AB Class B	7,200,239	134,059
SKF AB	7,039,386	111,392
Elekta AB Class B	6,427,670	77,582
		1,592,335
Switzerland (3.6%)
Nestle SA	5,294,542	451,693
Novartis AG	2,628,422	239,978
Lonza Group AG	630,693	204,570
UBS Group AG	15,015,080	203,534
Cie Financiere Richemont SA	1,472,223	95,666
		1,195,441

Taiwan (1.1%)
		Taiwan Semiconductor Manufacturing Co. Ltd.		50,340,000	371,776

Thailand (0.4%)
		Kasikornbank PCL (Foreign)		22,229,956	130,983

Turkey (0.2%)
		Turkiye Garanti Bankasi AS		38,670,212	61,272

United Kingdom (8.5%)
		Rolls-Royce Holdings plc		46,651,516	506,364
		Diageo plc		9,722,037	351,099
		AstraZeneca plc		3,358,799	261,549
		Reckitt Benckiser Group plc		2,748,926	228,827
*		BHP Group plc		11,583,943	223,053
		Royal Dutch Shell plc Class A		6,653,979	201,269
*		Ocado Group plc		18,397,109	195,420
		GlaxoSmithKline plc		9,057,332	187,759
		Burberry Group plc		6,835,944	154,866
		Aviva plc		24,827,933	129,067
		Whitbread plc		2,031,582	119,238
		Vodafone Group plc		52,807,195	114,098
*,3		Aston Martin Lagonda Global Holdings plc		6,321,596	111,969
		Smith & Nephew plc		2,859,577	52,189
					2,836,767
United States (10.9%)
*		Amazon.com Inc.		669,737	1,131,969
*		Illumina Inc.		2,734,956	923,048
*,^		Tesla Inc.		1,894,281	663,908
		MercadoLibre Inc.		1,574,407	554,144
*,^		NIO Inc. ADR		17,591,617	135,631
*		Booking Holdings Inc.		69,082	130,695
		Philip Morris International Inc.		1,396,325	120,824
					3,660,219
Total Common Stocks (Cost $25,032,637)					32,927,526
Preferred Stocks (0.2%)
*,§,2,6		CureVac GmbH		12,600	33,507
*,§,2,4,6		You & Mr. Jones		44,800,000	51,072
Total Preferred Stocks (Cost $75,682)					84,579
	Coupon
Temporary Cash Investments (4.2%)[1]
Money Market Fund (4.1%)
[7,8]	Vanguard Market Liquidity Fund	2.407%		13,879,918	1,387,992

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
[9]	United States Treasury Bill	2.093%	12/20/18	11,000	10,989
[9]	United States Treasury Bill	2.497%	5/23/19	8,000	7,906
					18,895
Total Temporary Cash Investments (Cost $1,406,829)					1,406,887

Total Investments (102.6%) (Cost $26,515,148)	34,418,992
Other Assets and Liabilities-Net (-2.6%)[8,10]	(873,618)
Net Assets (100%)	33,545,374

*	Non-income-producing security.
§	Security value determined using significant unobservable inputs.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $882,818,000.
[1]

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.1% and 3.3%, respectively, of net assets.

[2]	Restricted securities totaling $247,024,000, representing 0.7% of net assets. See Restricted Securities table for additional information.
[3]

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, the aggregate value of these securities was $738,341,000, representing 2.2% of net assets.

[4]	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
[5]	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
[6]	Perpetual security with no stated maturity date.
[7]	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
[8]	Includes $901,491,000 of collateral received for securities on loan.
[9]	Securities with a value of $15,627,000 have been segregated as initial margin for open futures contracts.
[10]	Cash of $7,787,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.

Restricted Securities as of Period End
Security Name	Acquisition Date	Acquisition Cost ($000)
HOME 24 SE (Restricted)	June 2015	66,827
You & Mr. Jones	September 2015	44,800
CureVac GmbH	October 2015	30,882
ANI Technologies	December 2015	51,748
Meituan Dianping	December 2015	71,956

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	December 2018	3,021	108,177	(5,047)
Topix Index	December 2018	606	89,046	(1,620)
S&P ASX 200 Index	December 2018	525	54,431	(3,659)
FTSE 100 Index	December 2018	601	53,371	(2,223)
				(12,549)

Vanguard International Growth Fund

Forward Currency Contracts

		Contract Amount (000)

Counterparty	Contract Settlement Date		Receive		Deliver	Unrealized Appreciation (Depreciation ($000	) )
Morgan Stanley Capital Services LLC	12/28/18	EUR	102,289	USD	120,163	(4,008)
BNP Paribas	12/18/18	JPY	10,415,541	USD	94,125	(2,187)
Toronto-Dominion Bank	12/28/18	GBP	55,286	USD	73,523	(2,943)
Morgan Stanley Capital Services LLC	12/27/18	AUD	80,009	USD	57,747	760
JPMorgan Chase Bank, N.A.	12/28/18	EUR	35,230	USD	40,861	(857)
JPMorgan Chase Bank, N.A.	12/18/18	JPY	2,970,020	USD	26,532	(316)
BNP Paribas	12/27/18	AUD	24,533	USD	17,680	260
Barclays Bank plc	12/28/18	EUR	13,515	USD	16,014	(666)
Citibank, N.A.	12/27/18	AUD	17,544	USD	12,507	322
Barclays Bank plc	12/18/18	JPY	1,336,810	USD	11,904	(104)
UBS AG	12/28/18	GBP	7,891	USD	10,382	(308)
UBS AG	12/18/18	JPY	728,800	USD	6,504	(71)
JPMorgan Chase Bank, N.A.	12/28/18	GBP	4,213	USD	5,436	(58)
Deutsche Bank AG	12/28/18	GBP	3,416	USD	4,500	(140)
JPMorgan Chase Bank, N.A.	12/18/18	USD	40,367	JPY	4,516,830	496
JPMorgan Chase Bank, N.A.	12/28/18	USD	28,240	EUR	24,280	669
Citibank, N.A.	12/27/18	USD	19,696	AUD	27,528	(433)
BNP Paribas	12/28/18	USD	19,316	EUR	16,743	303
BNP Paribas	12/28/18	USD	14,617	GBP	11,182	341
Credit Suisse International	12/28/18	USD	11,023	GBP	8,415	281
UBS AG	12/28/18	USD	9,722	EUR	8,516	52
Goldman Sachs International	12/28/18	USD	5,679	GBP	4,275	221
Citibank, N.A.	12/18/18	USD	5,411	JPY	605,160	69
BNP Paribas	12/27/18	USD	5,295	AUD	7,427	(136)
JPMorgan Chase Bank, N.A.	12/27/18	USD	3,994	AUD	5,649	(137)
UBS AG	12/28/18	USD	3,866	GBP	2,987	53
JPMorgan Chase Bank, N.A.	12/18/18	USD	792	JPY	89,825	(1)
						(8,538)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Vanguard International Growth Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the

Vanguard International Growth Fund

net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks—North and South America	4,021,658	262,021	—
Common Stocks—Other	4,000,326	24,496,251	147,270
Preferred Stocks	—	—	84,579
Temporary Cash Investments	1,387,992	18,895	—
Futures Contracts—Assets[1]	1,510	—	—
Futures Contracts—Liabilities[1]	(1,680)	—	—
Forward Currency Contracts—Assets	—	3,827	—
Forward Currency Contracts—Liabilities	—	(12,365)	—
Total	9,409,806	24,768,629	231,849

1 Represents variation margin on the last day of the reporting period.

Vanguard International Growth Fund

E. Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions

	Aug. 31, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Net Realized Gain (Loss) ($000)	Change in Net Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Nov. 30, 2018 Market Value ($000)
HelloFresh SE	150,128	—	—	—	(41,761)	—	—	108,367
Vanguard FTSE All-World ex-US ETF	58,780	—	—	—	(4,130)	309	—	54,650
Vanguard Market Liquidity Fund	956,789	NA1	NA1	42	(149)	2,428	—	1,387,992
You & Mr. Jones	46,054	—	—	—	5,018	—	—	51,072
Total	1,211,751			42	(41,022)	2,737	—	1,602,081

1   Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard FTSE Social Index Fund

Schedule of Investments (unaudited)

As of November 30, 2018

		Shares	Market Value ($000)
Common Stocks (100.0%)
Basic Materials (2.0%)
*	Linde plc	155,862	24,790
	Ecolab Inc.	68,918	11,061
	Air Products & Chemicals Inc.	59,383	9,553
	LyondellBasell Industries NV Class A	87,178	8,135
	PPG Industries Inc.	65,900	7,205
	Nucor Corp.	85,444	5,162
	Newmont Mining Corp.	144,946	4,687
	International Flavors & Fragrances Inc.	27,219	3,855
	Mosaic Co.	94,554	3,404
	FMC Corp.	36,710	3,037
	Albemarle Corp.	29,560	2,847
	CF Industries Holdings Inc.	62,989	2,657
	Avery Dennison Corp.	23,840	2,298
*	Alcoa Corp.	50,937	1,620
	Ashland Global Holdings Inc.	17,058	1,397
	Westlake Chemical Corp.	10,398	754
			92,462
Consumer Goods (8.4%)
	Procter & Gamble Co.	678,960	64,168
	PepsiCo Inc.	385,900	47,057
	NIKE Inc. Class B	338,707	25,444
	Mondelez International Inc. Class A	391,382	17,604
	Colgate-Palmolive Co.	232,611	14,775
	General Motors Co.	359,460	13,641
*	Tesla Inc.	36,741	12,877
	Kimberly-Clark Corp.	94,750	10,931
	Activision Blizzard Inc.	204,529	10,202
	Ford Motor Co.	1,082,268	10,184
	Estee Lauder Cos. Inc. Class A	59,581	8,500
	Kraft Heinz Co.	164,873	8,428
	VF Corp.	87,943	7,149
*	Electronic Arts Inc.	81,635	6,863
	General Mills Inc.	162,059	6,857
*	Monster Beverage Corp.	108,245	6,460
	Clorox Co.	34,662	5,741
	Aptiv plc	74,651	5,367
	McCormick & Co. Inc.	32,814	4,922
	Tyson Foods Inc. Class A	79,354	4,678
	Church & Dwight Co. Inc.	65,696	4,348
	Kellogg Co.	66,825	4,253
	Conagra Brands Inc.	127,704	4,130
	Hershey Co.	38,018	4,117
	Genuine Parts Co.	39,409	4,087
	DR Horton Inc.	101,362	3,773
	Lennar Corp. Class A	84,391	3,606
*	Lululemon Athletica Inc.	26,241	3,478
	Hormel Foods Corp.	72,625	3,275
	JM Smucker Co.	30,253	3,162

	Tapestry Inc.	78,886	3,071
	Lamb Weston Holdings Inc.	39,318	3,016
	Lear Corp.	19,506	2,658
	BorgWarner Inc.	65,590	2,596
	Newell Brands Inc.	110,315	2,581
*	LKQ Corp.	90,091	2,508
	Coca-Cola European Partners plc	49,398	2,398
	PVH Corp.	21,456	2,371
*	Mohawk Industries Inc.	18,316	2,346
	Autoliv Inc.	25,945	2,229
	Bunge Ltd.	38,599	2,203
	Garmin Ltd.	33,028	2,202
	PulteGroup Inc.	80,280	2,129
	Ingredion Inc.	19,546	2,042
	Harley-Davidson Inc.	46,981	1,987
	Campbell Soup Co.	49,908	1,956
	Fortune Brands Home & Security Inc.	42,531	1,863
	Gentex Corp.	79,245	1,785
	Whirlpool Corp.	13,518	1,705
*	Michael Kors Holdings Ltd.	38,818	1,698
*	Herbalife Nutrition Ltd.	29,412	1,684
	Ralph Lauren Corp. Class A	15,037	1,675
	Leggett & Platt Inc.	41,579	1,611
	Hanesbrands Inc.	101,060	1,608
	Polaris Industries Inc.	16,290	1,580
	Toll Brothers Inc.	45,599	1,503
*,^	Mattel Inc.	97,879	1,361
	Keurig Dr Pepper Inc.	49,267	1,330
*	Under Armour Inc. Class A	49,250	1,176
*	Under Armour Inc.	52,537	1,173
	Goodyear Tire & Rubber Co.	43,200	1,001
	Coty Inc. Class A	114,000	951
*,^	Veoneer Inc.	25,955	837
	Adient plc	18,000	426
			393,337
Consumer Services (8.3%)
	Home Depot Inc.	312,604	56,369
	Walt Disney Co.	406,676	46,967
	McDonald’s Corp.	211,537	39,877
	CVS Health Corp.	348,937	27,985
*	Booking Holdings Inc.	12,849	24,309
	Starbucks Corp.	357,361	23,843
	Lowe’s Cos. Inc.	221,079	20,863
	TJX Cos. Inc.	339,204	16,570
	Ross Stores Inc.	100,560	8,809
	Sysco Corp.	129,612	8,736
	Dollar General Corp.	72,953	8,097
*	O’Reilly Automotive Inc.	21,321	7,394
	McKesson Corp.	54,404	6,773
*	AutoZone Inc.	7,215	5,837
*	Dollar Tree Inc.	64,226	5,573
	Omnicom Group Inc.	60,533	4,659
*	Ulta Beauty Inc.	15,539	4,627
	Best Buy Co. Inc.	66,323	4,284
	Expedia Group Inc.	32,790	3,961
	AmerisourceBergen Corp. Class A	42,548	3,783
	Darden Restaurants Inc.	33,283	3,679

	Yum China Holdings Inc.	96,532	3,459
	Advance Auto Parts Inc.	19,225	3,416
*	CarMax Inc.	49,564	3,275
	Tractor Supply Co.	33,338	3,171
*	Chipotle Mexican Grill Inc. Class A	6,584	3,116
	Tiffany & Co.	34,027	3,096
	Kohl’s Corp.	45,766	3,074
	Viacom Inc. Class B	96,277	2,971
	Macy’s Inc.	83,301	2,851
	Nielsen Holdings plc	98,444	2,675
	Aramark	66,817	2,543
*	Discovery Communications Inc. Class C	90,398	2,525
	Interpublic Group of Cos. Inc.	104,713	2,461
	Alaska Air Group Inc.	33,254	2,436
	L Brands Inc.	60,339	1,998
	Foot Locker Inc.	32,668	1,842
*	Liberty Media Corp-Liberty SiriusXM Class C	45,396	1,821
	Gap Inc.	62,893	1,716
	Nordstrom Inc.	32,233	1,704
	H&R Block Inc.	57,506	1,553
	Dun & Bradstreet Corp.	10,141	1,456
*,^	Discovery Communications Inc. Class A	44,466	1,366
*	Liberty Media Corp-Liberty SiriusXM Class A	23,128	920
*	AutoNation Inc.	17,657	656
			389,096
Financials (22.9%)
	JPMorgan Chase & Co.	912,351	101,444
	Bank of America Corp.	2,534,789	71,988
	Visa Inc. Class A	488,581	69,237
	Wells Fargo & Co.	1,182,936	64,210
	Mastercard Inc. Class A	250,862	50,441
	Citigroup Inc.	684,127	44,325
	US Bancorp	418,548	22,794
	American Express Co.	179,349	20,136
	American Tower Corp.	119,650	19,681
	CME Group Inc.	96,578	18,358
	Goldman Sachs Group Inc.	96,133	18,332
	PNC Financial Services Group Inc.	125,566	17,049
	Chubb Ltd.	125,639	16,803
	Morgan Stanley	359,260	15,948
	Simon Property Group Inc.	84,096	15,616
	Charles Schwab Corp.	325,848	14,598
	BlackRock Inc.	33,554	14,361
	Bank of New York Mellon Corp.	252,537	12,958
	Crown Castle International Corp.	112,444	12,920
	Intercontinental Exchange Inc.	155,132	12,677
	S&P Global Inc.	68,250	12,480
	Marsh & McLennan Cos. Inc.	138,601	12,294
	Capital One Financial Corp.	129,021	11,571
	Prologis Inc.	169,588	11,420
	Aon plc	67,090	11,077
	BB&T Corp.	210,602	10,762
	Prudential Financial Inc.	114,185	10,706
	Progressive Corp.	158,870	10,531
	American International Group Inc.	242,148	10,473
	MetLife Inc.	230,020	10,266
	Travelers Cos. Inc.	73,155	9,537

	Aflac Inc.	207,332	9,483
	Public Storage	40,327	8,600
	Allstate Corp.	93,295	8,321
	Equinix Inc.	21,374	8,235
	SunTrust Banks Inc.	125,369	7,859
	State Street Corp.	103,663	7,569
	Welltower Inc.	101,137	7,315
	Moody’s Corp.	45,480	7,235
	AvalonBay Communities Inc.	36,714	6,997
	Equity Residential	96,215	6,855
	M&T Bank Corp.	38,939	6,581
	Discover Financial Services	92,177	6,572
	T. Rowe Price Group Inc.	64,348	6,394
	Digital Realty Trust Inc.	55,396	6,373
	Ventas Inc.	97,198	6,171
	Northern Trust Corp.	58,010	5,756
*	IHS Markit Ltd.	102,474	5,469
	Weyerhaeuser Co.	205,765	5,434
	Boston Properties Inc.	41,167	5,401
	KeyCorp	288,473	5,291
	Synchrony Financial	203,453	5,286
*	SBA Communications Corp. Class A	30,700	5,244
	Fifth Third Bancorp	183,782	5,133
	Ameriprise Financial Inc.	39,446	5,118
	Regions Financial Corp.	299,783	4,931
	Realty Income Corp.	76,884	4,928
	Citizens Financial Group Inc.	130,041	4,728
	Hartford Financial Services Group Inc.	98,120	4,336
	Huntington Bancshares Inc.	296,837	4,331
	First Republic Bank	43,537	4,317
*	Markel Corp.	3,677	4,207
	TD Ameritrade Holding Corp.	77,460	4,168
	Principal Financial Group Inc.	77,745	3,834
*	CBRE Group Inc. Class A	87,074	3,803
	Arthur J Gallagher & Co.	49,289	3,799
	HCP Inc.	129,550	3,791
	Lincoln National Corp.	59,883	3,771
	E*TRADE Financial Corp.	71,098	3,718
	Comerica Inc.	46,304	3,666
	Loews Corp.	74,455	3,578
	Annaly Capital Management Inc.	355,147	3,566
	Cincinnati Financial Corp.	41,351	3,380
	Vornado Realty Trust	46,958	3,379
	Equifax Inc.	32,318	3,318
	Ally Financial Inc.	118,848	3,171
	Mid-America Apartment Communities Inc.	30,276	3,135
*	Arch Capital Group Ltd.	104,772	2,999
	UDR Inc.	70,033	2,985
	Nasdaq Inc.	32,056	2,927
	Raymond James Financial Inc.	36,166	2,884
	Duke Realty Corp.	97,202	2,766
	Iron Mountain Inc.	79,424	2,698
	Regency Centers Corp.	40,802	2,597
	AGNC Investment Corp.	145,890	2,582
	Zions Bancorp NA	52,946	2,576
	Everest Re Group Ltd.	11,101	2,465
	Fidelity National Financial Inc.	72,813	2,447

	Torchmark Corp.	28,005	2,420
	Alleghany Corp.	3,807	2,402
	Western Union Co.	126,527	2,370
	SL Green Realty Corp.	22,818	2,200
	VEREIT Inc.	275,856	2,110
	Unum Group	58,398	2,097
	Invesco Ltd.	99,741	2,030
	WR Berkley Corp.	25,254	1,990
	People’s United Financial Inc.	117,425	1,980
	Voya Financial Inc.	43,953	1,976
	Macerich Co.	38,419	1,932
	SEI Investments Co.	35,781	1,921
	Kimco Realty Corp.	114,544	1,873
	Liberty Property Trust	40,706	1,844
	Commerce Bancshares Inc.	24,736	1,559
	New York Community Bancorp Inc.	146,079	1,553
	CIT Group Inc.	31,600	1,467
	RenaissanceRe Holdings Ltd.	10,935	1,450
	Assurant Inc.	14,387	1,399
*	Brighthouse Financial Inc.	34,319	1,382
	Axis Capital Holdings Ltd.	22,462	1,243
	Hospitality Properties Trust	46,098	1,237
	Janus Henderson Group plc	45,700	1,069
	Brookfield Property REIT Inc. Class A	48,882	880
	Santander Consumer USA Holdings Inc.	33,698	655
			1,072,505
Health Care (18.2%)
	Johnson & Johnson	732,305	107,576
	UnitedHealth Group Inc.	260,942	73,419
	Pfizer Inc.	1,582,974	73,181
	Merck & Co. Inc.	726,762	57,661
	AbbVie Inc.	412,773	38,912
	Amgen Inc.	176,599	36,777
	Medtronic plc	369,826	36,069
	Abbott Laboratories	467,991	34,655
	Eli Lilly & Co.	260,133	30,862
	Bristol-Myers Squibb Co.	444,753	23,777
	Anthem Inc.	70,919	20,571
*	Biogen Inc.	54,795	18,286
	Becton Dickinson and Co.	72,099	18,223
	Stryker Corp.	93,000	16,318
*	Intuitive Surgical Inc.	30,679	16,287
*	Express Scripts Holding Co.	153,155	15,541
	Allergan plc	91,955	14,400
	Cigna Corp.	64,092	14,317
*	Boston Scientific Corp.	376,225	14,172
*	Celgene Corp.	190,299	13,743
*	Illumina Inc.	40,020	13,507
*	Vertex Pharmaceuticals Inc.	69,560	12,576
	Zoetis Inc.	131,816	12,374
	Humana Inc.	37,446	12,337
	HCA Healthcare Inc.	75,666	10,895
	Baxter International Inc.	135,946	9,319
*	Edwards Lifesciences Corp.	57,163	9,261
*	Regeneron Pharmaceuticals Inc.	21,615	7,904
*	Centene Corp.	55,161	7,847
*	Alexion Pharmaceuticals Inc.	57,998	7,142

	Zimmer Biomet Holdings Inc.	55,322	6,474
*	IQVIA Holdings Inc.	44,367	5,549
*	Align Technology Inc.	21,448	4,931
*	IDEXX Laboratories Inc.	23,309	4,749
*	Mylan NV	140,135	4,745
	Cardinal Health Inc.	85,163	4,669
*	BioMarin Pharmaceutical Inc.	47,814	4,592
	ResMed Inc.	38,124	4,262
*	Laboratory Corp. of America Holdings	27,707	4,035
*	Henry Schein Inc.	41,754	3,724
	Cooper Cos. Inc.	13,319	3,714
*	Hologic Inc.	74,827	3,323
	Quest Diagnostics Inc.	37,097	3,286
	Universal Health Services Inc. Class B	22,670	3,128
*	Varian Medical Systems Inc.	25,213	3,111
*	Incyte Corp.	47,956	3,081
*	Jazz Pharmaceuticals plc	16,054	2,427
*	DaVita Inc.	35,523	2,347
	Perrigo Co. plc	35,408	2,205
	Dentsply Sirona Inc.	56,649	2,140
			854,401
Industrials (8.7%)
	Union Pacific Corp.	201,759	31,026
	Accenture plc Class A	175,816	28,925
*	PayPal Holdings Inc.	323,452	27,755
	United Parcel Service Inc. Class B	187,642	21,633
	Automatic Data Processing Inc.	120,906	17,824
	CSX Corp.	222,581	16,166
	FedEx Corp.	67,021	15,348
	Deere & Co.	87,546	13,559
	Norfolk Southern Corp.	76,693	13,095
	Illinois Tool Works Inc.	90,971	12,650
	Waste Management Inc.	117,224	10,990
	Sherwin-Williams Co.	22,384	9,492
	Eaton Corp. plc	117,974	9,077
	Johnson Controls International plc	251,369	8,743
*	Fiserv Inc.	110,436	8,739
*	Worldpay Inc. Class A	80,983	6,949
	Agilent Technologies Inc.	87,425	6,325
	Cummins Inc.	41,484	6,267
	Parker-Hannifin Corp.	35,970	6,188
	Fortive Corp.	78,976	6,008
	PACCAR Inc.	93,479	5,816
	Rockwell Automation Inc.	33,218	5,791
	Willis Towers Watson plc	35,596	5,676
	Stanley Black & Decker Inc.	42,305	5,536
*	Verisk Analytics Inc. Class A	43,765	5,397
	Global Payments Inc.	43,204	4,831
	Republic Services Inc. Class A	60,632	4,689
	Fastenal Co.	77,793	4,610
	Ball Corp.	90,989	4,468
*	Mettler-Toledo International Inc.	6,737	4,289
	Total System Services Inc.	48,572	4,244
*	Waters Corp.	20,759	4,122
	WW Grainger Inc.	12,247	3,846
	Vulcan Materials Co.	35,906	3,796
	Expeditors International of Washington Inc.	46,887	3,568

	Xylem Inc.	48,353	3,529
	CH Robinson Worldwide Inc.	37,197	3,434
	Westrock Co.	70,017	3,298
	Dover Corp.	38,818	3,295
	Broadridge Financial Solutions Inc.	31,038	3,286
	Martin Marietta Materials Inc.	17,190	3,278
*	Keysight Technologies Inc.	49,966	3,089
	Kansas City Southern	28,301	2,916
	Alliance Data Systems Corp.	13,279	2,661
*	United Rentals Inc.	22,709	2,660
	Snap-on Inc.	15,257	2,536
	Arconic Inc.	117,489	2,524
	JB Hunt Transport Services Inc.	23,651	2,516
	Packaging Corp. of America	25,620	2,506
	Allegion plc	25,959	2,378
*	Sensata Technologies Holding plc	45,077	2,085
	Robert Half International Inc.	32,507	2,010
*	Arrow Electronics Inc.	24,288	1,869
	Xerox Corp.	62,017	1,669
	Sealed Air Corp.	45,237	1,653
	ManpowerGroup Inc.	18,611	1,511
	Avnet Inc.	32,684	1,432
	Acuity Brands Inc.	10,938	1,422
	MDU Resources Group Inc.	52,215	1,382
	Jabil Inc.	47,055	1,175
*	Stericycle Inc.	19,300	928
			408,480
Oil & Gas (2.9%)
	ConocoPhillips	320,939	21,240
	EOG Resources Inc.	157,567	16,278
	Occidental Petroleum Corp.	208,779	14,671
	Valero Energy Corp.	116,892	9,340
	Kinder Morgan Inc.	514,915	8,790
	Williams Cos. Inc.	329,686	8,348
	Anadarko Petroleum Corp.	139,957	7,404
	ONEOK Inc.	112,381	6,904
	Pioneer Natural Resources Co.	45,802	6,767
	Marathon Oil Corp.	229,629	3,832
	Devon Energy Corp.	138,584	3,746
	Apache Corp.	104,306	3,664
	Baker Hughes a GE Co. Class A	137,639	3,141
	Cabot Oil & Gas Corp.	118,535	2,982
	HollyFrontier Corp.	43,960	2,746
	Targa Resources Corp.	59,897	2,673
	Cimarex Energy Co.	25,764	2,112
	Helmerich & Payne Inc.	29,679	1,798
	Murphy Oil Corp.	45,099	1,439
	EQT Corp.	72,888	1,364
*	Equitrans Midstream Corp.	58,470	1,305
	Core Laboratories NV	12,024	999
*	Newfield Exploration Co.	55,069	933
	Range Resources Corp.	58,606	853
*	Apergy Corp.	21,141	725
			134,054
Other (0.0%)
*,§	Herbalife Ltd. CVR	2,328	23

Technology (27.7%)
	Apple Inc.	1,318,000	235,368
	Microsoft Corp.	2,067,627	229,279
*	Alphabet Inc. Class C	83,484	91,367
*	Facebook Inc. Class A	648,045	91,122
*	Alphabet Inc. Class A	80,947	89,823
	Intel Corp.	1,258,476	62,055
	Cisco Systems Inc.	1,285,258	61,525
	Oracle Corp.	763,751	37,241
*	Adobe Inc.	134,180	33,664
	Broadcom Inc.	117,361	27,863
*	salesforce.com Inc.	192,450	27,474
	Texas Instruments Inc.	266,836	26,644
	NVIDIA Corp.	158,476	25,900
	QUALCOMM Inc.	403,785	23,525
	Intuit Inc.	66,788	14,328
*	Micron Technology Inc.	313,690	12,096
	Cognizant Technology Solutions Corp. Class A	158,337	11,278
	Applied Materials Inc.	273,512	10,197
	HP Inc.	436,487	10,039
	Analog Devices Inc.	99,400	9,137
*	ServiceNow Inc.	47,593	8,818
*	Autodesk Inc.	59,874	8,652
*	Red Hat Inc.	48,113	8,591
	NXP Semiconductors NV	93,348	7,782
	Corning Inc.	217,205	6,998
	Lam Research Corp.	42,821	6,721
*	Workday Inc. Class A	39,456	6,471
	Xilinx Inc.	69,125	6,393
	Hewlett Packard Enterprise Co.	410,461	6,157
*	Twitter Inc.	192,399	6,051
*	Dell Technologies Inc. Class V	54,287	5,726
*	Advanced Micro Devices Inc.	246,911	5,259
*	Cerner Corp.	85,672	4,961
	DXC Technology Co.	76,455	4,820
	NetApp Inc.	70,965	4,745
*	VeriSign Inc.	28,739	4,485
*	Splunk Inc.	39,434	4,406
	Maxim Integrated Products Inc.	75,496	4,222
*	Palo Alto Networks Inc.	24,368	4,214
*	Citrix Systems Inc.	36,538	3,982
	Symantec Corp.	168,883	3,734
	Western Digital Corp.	81,923	3,719
*	Arista Networks Inc.	15,542	3,706
*	Synopsys Inc.	40,115	3,688
	CDW Corp.	39,408	3,652
*	Check Point Software Technologies Ltd.	32,058	3,584
	Skyworks Solutions Inc.	48,647	3,540
	Seagate Technology plc	77,671	3,347
*	VMware Inc. Class A	19,024	3,183
*	Akamai Technologies Inc.	45,003	3,094
*	F5 Networks Inc.	16,444	2,828
	Juniper Networks Inc.	93,425	2,682
	Amdocs Ltd.	38,925	2,527
*	Yandex NV Class A	71,820	2,119
	CDK Global Inc.	35,750	1,802

Perspecta Inc.			42,485	897
				1,297,481
Telecommunications (0.2%)
* T-Mobile US Inc.			82,914	5,676
* Sprint Corp.			176,641	1,109
				6,785
Utilities (0.7%)
Consolidated Edison Inc.			85,925	6,904
WEC Energy Group Inc.			84,120	6,097
PPL Corp.			191,637	5,862
American Water Works Co. Inc.			51,047	4,871
CMS Energy Corp.			76,255	3,972
CenterPoint Energy Inc.			131,914	3,695
NiSource Inc.			101,792	2,689
Avangrid Inc.			15,059	759
				34,849
Total Common Stocks (Cost $3,547,215)				4,683,473
	Coupon
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1,2] Vanguard Market Liquidity Fund	2.407%		75,890	7,589
		Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	2.365%	3/21/19	400	397
Total Temporary Cash Investments (Cost $7,986)				7,986
Total Investments (100.1%) (Cost $3,555,201)				4,691,459
Other Assets and Liabilities-Net (-0.1%)[2]				(6,711)
Net Assets (100%)				4,684,748

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,242,000.
§	Security value determined using significant unobservable inputs.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $1,295,000 of collateral received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such

FTSE Social Index Fund

factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	4,683,450	—	23
Temporary Cash Investments	7,589	397	—
Total	4,691,039	397	23

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at November 30, 2018.

Vanguard Consumer Discretionary Index Fund

Schedule of Investments (unaudited)

As of November 30, 2018

		Shares	Market Value ($000)
Common Stocks (99.9%)[1]
Auto Components (3.0%)
	Aptiv plc	289,219	20,795
	Lear Corp.	71,988	9,808
	BorgWarner Inc.	229,748	9,094
	Autoliv Inc.	95,900	8,239
	Gentex Corp.	297,156	6,692
	Goodyear Tire & Rubber Co.	262,304	6,075
*,^	Veoneer Inc.	93,345	3,010
*	Dorman Products Inc.	31,904	2,803
*	Fox Factory Holding Corp.	42,760	2,724
*	Visteon Corp.	33,167	2,448
	Adient plc	100,757	2,386
	Dana Inc.	164,382	2,385
	LCI Industries	28,863	2,234
	Tenneco Inc. Class A	59,084	1,994
	Cooper Tire & Rubber Co.	57,580	1,969
*	Gentherm Inc.	42,039	1,952
	Delphi Technologies plc	102,602	1,754
*	American Axle & Manufacturing Holdings Inc.	130,435	1,624
*	Cooper-Standard Holdings Inc.	20,840	1,524
	Standard Motor Products Inc.	23,966	1,262
*,^	Garrett Motion Inc.	90,005	1,035
*	Stoneridge Inc.	33,479	896
*	Modine Manufacturing Co.	62,966	822
	Tower International Inc.	26,045	732
*	Motorcar Parts of America Inc.	26,732	480
	Superior Industries International Inc.	40,122	295
			95,032
Automobiles (4.9%)
	General Motors Co.	1,382,942	52,483
*,^	Tesla Inc.	139,366	48,845
	Ford Motor Co.	4,053,649	38,145
	Harley-Davidson Inc.	183,656	7,767
	Thor Industries Inc.	58,862	3,991
	Winnebago Industries Inc.	36,764	920
			152,151
Distributors (1.1%)
	Genuine Parts Co.	160,571	16,653
*	LKQ Corp.	349,608	9,733
	Pool Corp.	44,584	7,245
	Core-Mark Holding Co. Inc.	53,972	1,419
			35,050
Diversified Consumer Services (2.0%)
	Service Corp. International	198,482	9,170
*	Bright Horizons Family Solutions Inc.	60,815	7,400
*	ServiceMaster Global Holdings Inc.	149,858	6,634
*	Grand Canyon Education Inc.	53,307	6,523
	H&R Block Inc.	227,213	6,137
*	Adtalem Global Education Inc.	67,086	3,874

	Strategic Education Inc.	24,271	3,313
	Graham Holdings Co. Class B	4,934	3,251
*	Chegg Inc.	109,471	3,060
*	Weight Watchers International Inc.	45,659	2,284
*	frontdoor Inc.	82,798	1,928
*	Sotheby’s	44,806	1,792
*	Houghton Mifflin Harcourt Co.	126,151	1,255
*	Career Education Corp.	84,060	1,134
*	K12 Inc.	41,322	986
*	Regis Corp.	42,318	773
*	American Public Education Inc.	21,375	676
	Carriage Services Inc. Class A	26,416	450
*	Bridgepoint Education Inc. Class A	43,169	345
			60,985
Diversified Telecommunication Services (0.0%)
	AT&T Inc.	2,227	69
Entertainment (0.0%)
*	IMAX Corp.	202	4
*	Liberty Media Corp-Liberty Braves Class C	132	3
	Marcus Corp.	74	3
	AMC Entertainment Holdings Inc. Class A	192	3
*	Liberty Media Corp-Liberty Braves Class A	58	2
*,^	Global Eagle Entertainment Inc.	490	1
			16
Hotels, Restaurants & Leisure (20.4%)
	McDonald’s Corp.	843,771	159,059
	Starbucks Corp.	1,467,973	97,943
	Marriott International Inc. Class A	321,467	36,978
	Yum! Brands Inc.	346,149	31,922
	Carnival Corp.	463,115	27,921
	Las Vegas Sands Corp.	430,281	23,640
	Hilton Worldwide Holdings Inc.	309,320	23,366
	Royal Caribbean Cruises Ltd.	182,676	20,655
	MGM Resorts International	559,455	15,083
	Darden Restaurants Inc.	135,827	15,014
*	Chipotle Mexican Grill Inc. Class A	27,430	12,980
*	Norwegian Cruise Line Holdings Ltd.	246,291	12,640
	Vail Resorts Inc.	44,223	12,346
	Domino’s Pizza Inc.	43,641	12,103
	Wynn Resorts Ltd.	107,245	11,733
	Aramark	270,795	10,307
	Dunkin’ Brands Group Inc.	92,561	6,850
*,^	Caesars Entertainment Corp.	653,407	5,567
	Wyndham Hotels & Resorts Inc.	110,863	5,558
*	Planet Fitness Inc. Class A	97,826	5,402
	Texas Roadhouse Inc. Class A	75,509	4,986
	Six Flags Entertainment Corp.	79,438	4,874
	Wyndham Destinations Inc.	110,603	4,587
	Extended Stay America Inc.	222,655	4,052
	Cracker Barrel Old Country Store Inc.	21,491	3,886
	Wendy’s Co.	212,154	3,804
*	Churchill Downs Inc.	13,668	3,796
	Marriott Vacations Worldwide Corp.	44,904	3,646
*	Hilton Grand Vacations Inc.	108,877	3,491
	Hyatt Hotels Corp. Class A	48,556	3,463

	Choice Hotels International Inc.	41,395	3,224
*	Penn National Gaming Inc.	125,754	2,780
	Jack in the Box Inc.	30,902	2,741
	Dave & Buster’s Entertainment Inc.	44,640	2,538
*	Eldorado Resorts Inc.	57,349	2,522
	Boyd Gaming Corp.	96,060	2,384
	Brinker International Inc.	46,612	2,381
	Cheesecake Factory Inc.	49,570	2,339
	Wingstop Inc.	33,521	2,200
	Red Rock Resorts Inc. Class A	80,243	2,099
	Bloomin’ Brands Inc.	90,940	1,778
*	SeaWorld Entertainment Inc.	61,282	1,745
	Dine Brands Global Inc.	19,511	1,740
*	Belmond Ltd. Class A	95,341	1,735
*	Shake Shack Inc. Class A	30,697	1,705
	Sonic Corp.	34,071	1,480
	BJ’s Restaurants Inc.	24,814	1,348
	Papa John’s International Inc.	27,671	1,328
*	Scientific Games Corp.	65,499	1,276
*	Denny’s Corp.	75,412	1,247
	International Speedway Corp. Class A	29,082	1,231
	Ruth’s Hospitality Group Inc.	36,033	882
*	PlayAGS Inc.	32,499	730
*	Monarch Casino & Resort Inc.	16,383	655
*	Fiesta Restaurant Group Inc.	32,603	615
*	Red Robin Gourmet Burgers Inc.	17,306	600
*	Playa Hotels & Resorts NV	77,699	589
*	Carrols Restaurant Group Inc.	47,472	523
*	Chuy’s Holdings Inc.	23,557	504
*	El Pollo Loco Holdings Inc.	32,114	490
*	Del Taco Restaurants Inc.	45,602	488
*	Lindblad Expeditions Holdings Inc.	35,625	459
*	Bojangles’ Inc.	26,844	432
*	Habit Restaurants Inc. Class A	30,692	384
*	Potbelly Corp.	36,785	375
*	Del Frisco’s Restaurant Group Inc.	50,115	344
*	Biglari Holdings Inc.	401	280
*	Biglari Holdings Inc. Class B	1,149	164
	Speedway Motorsports Inc.	82	1
			637,988
Household Durables (4.2%)
	DR Horton Inc.	392,342	14,603
	Lennar Corp. Class A	319,596	13,656
	Newell Brands Inc.	518,215	12,126
*	NVR Inc.	3,789	9,283
	Whirlpool Corp.	71,044	8,961
*	Mohawk Industries Inc.	69,765	8,934
	Garmin Ltd.	124,767	8,317
	PulteGroup Inc.	297,422	7,888
	Leggett & Platt Inc.	144,325	5,591
	Toll Brothers Inc.	155,471	5,126
*	Helen of Troy Ltd.	29,386	4,203
*,^	iRobot Corp.	30,961	2,954
*,^	Tempur Sealy International Inc.	52,483	2,676
*	Taylor Morrison Home Corp. Class A	137,478	2,325
*	TRI Pointe Group Inc.	174,012	2,172
	Tupperware Brands Corp.	57,200	2,171

*	TopBuild Corp.	40,904	2,084
	KB Home	90,992	1,921
*	Meritage Homes Corp.	44,829	1,715
*	Cavco Industries Inc.	10,011	1,647
	La-Z-Boy Inc.	54,580	1,595
	MDC Holdings Inc.	52,800	1,555
*,^	LGI Homes Inc.	23,503	1,085
*	Installed Building Products Inc.	26,981	1,045
	Skyline Champion Corp.	41,343	931
*	M/I Homes Inc.	35,670	840
*	GoPro Inc. Class A	143,239	728
	Ethan Allen Interiors Inc.	32,695	679
*	Universal Electronics Inc.	18,211	628
*	Century Communities Inc.	29,913	615
*	William Lyon Homes Class A	45,017	560
*	Beazer Homes USA Inc.	45,136	508
	Hooker Furniture Corp.	16,373	493
	Hamilton Beach Brands Holding Co. Class A	20,418	462
*	Green Brick Partners Inc.	40,411	335
	Flexsteel Industries Inc.	12,585	312
	Libbey Inc.	46,515	280
*	Hovnanian Enterprises Inc. Class A	216,554	275
			131,279
Interactive Media & Services (0.0%)
*	Liberty TripAdvisor Holdings Inc. Class A	260	5
Internet & Direct Marketing Retail (29.9%)
*	Amazon.com Inc.	430,212	727,131
*	Booking Holdings Inc.	51,656	97,727
*	eBay Inc.	1,025,509	30,611
	Expedia Group Inc.	134,607	16,259
	MercadoLibre Inc.	45,808	16,123
*	Qurate Retail Group Inc. QVC Group Class A	473,392	10,519
*	GrubHub Inc.	99,563	7,795
*	Wayfair Inc.	62,788	6,668
*	Etsy Inc.	119,402	6,452
*	Stamps.com Inc.	19,418	3,329
*	Liberty Expedia Holdings Inc. Class A	61,889	2,594
*	Shutterfly Inc.	36,688	1,834
*	Groupon Inc. Class A	529,910	1,627
	Nutrisystem Inc.	35,035	1,303
*	Quotient Technology Inc.	96,671	1,188
	Shutterstock Inc.	23,699	906
*,^	Duluth Holdings Inc.	24,460	768
	PetMed Express Inc.	26,763	645
*,^	Overstock.com Inc.	29,857	584
*	1-800-Flowers.com Inc. Class A	36,130	452
*,^	Lands’ End Inc.	18,122	385
*	FTD Cos. Inc.	34,216	72
			934,972
Leisure Products (1.1%)
	Hasbro Inc.	132,174	12,028
	Polaris Industries Inc.	65,389	6,343
*,^	Mattel Inc.	381,939	5,309
	Brunswick Corp.	96,242	5,105
	Callaway Golf Co.	108,258	1,854

	Sturm Ruger & Co. Inc.	20,927	1,122
	Acushnet Holdings Corp.	41,066	938
*	American Outdoor Brands Corp.	67,343	820
*	Vista Outdoor Inc.	71,422	814
*	MasterCraft Boat Holdings Inc.	24,339	631
*	Nautilus Inc.	40,868	528
			35,492
Media (0.0%)
*	GCI Liberty Inc. Class A	286	14
*	MSG Networks Inc.	212	6
*	Gray Television Inc.	290	5
	Scholastic Corp.	106	5
	Gannett Co. Inc.	404	4
	EW Scripps Co. Class A	196	4
	Entercom Communications Corp. Class A	460	3
	New Media Investment Group Inc.	208	3
*	Loral Space & Communications Inc.	56	2
	National CineMedia Inc.	316	2
*	Hemisphere Media Group Inc. Class A	114	2
*	Tribune Publishing Co.	96	1
*	WideOpenWest Inc.	148	1
	Emerald Expositions Events Inc.	106	1
	Entravision Communications Corp. Class A	350	1
*	MDC Partners Inc. Class A	356	1
			55
Multiline Retail (4.3%)
	Target Corp.	545,040	38,676
	Dollar General Corp.	289,607	32,144
*	Dollar Tree Inc.	259,852	22,547
	Kohl’s Corp.	183,264	12,310
	Macy’s Inc.	336,968	11,531
	Nordstrom Inc.	129,513	6,847
*	Ollie’s Bargain Outlet Holdings Inc.	58,848	5,220
	Big Lots Inc.	46,378	2,020
	Dillard’s Inc. Class A	15,729	1,091
*,^	JC Penney Co. Inc.	404,015	578
*,^	Fred’s Inc. Class A	546	2
			132,966
Other (0.0%)[2]
*,§	Media General Inc. CVR	69,182	3
Specialty Retail (21.6%)
	Home Depot Inc.	1,244,138	224,343
	Lowe’s Cos. Inc.	882,663	83,297
	TJX Cos. Inc.	1,351,717	66,031
	Ross Stores Inc.	410,586	35,967
*	O’Reilly Automotive Inc.	87,872	30,472
*	AutoZone Inc.	28,865	23,354
*	Ulta Beauty Inc.	62,078	18,486
	Best Buy Co. Inc.	274,988	17,761
	Advance Auto Parts Inc.	81,125	14,417
*	CarMax Inc.	193,614	12,792
	Tractor Supply Co.	133,610	12,710
*	Burlington Stores Inc.	74,144	12,290
	Tiffany & Co.	120,763	10,989
	L Brands Inc.	259,501	8,592

	Foot Locker Inc.	129,045	7,278
	Gap Inc.	256,787	7,008
*	Five Below Inc.	61,502	6,445
	Williams-Sonoma Inc.	89,998	5,097
	American Eagle Outfitters Inc.	188,404	3,943
	Aaron’s Inc.	77,427	3,624
	Signet Jewelers Ltd.	66,207	3,489
*	Urban Outfitters Inc.	85,839	3,270
	Dick’s Sporting Goods Inc.	86,216	3,102
	Monro Inc.	37,087	3,016
*	Sally Beauty Holdings Inc.	136,041	2,872
*	Murphy USA Inc.	34,554	2,800
*	National Vision Holdings Inc.	74,382	2,735
*,^	RH	22,112	2,568
	Children’s Place Inc.	18,682	2,422
*	AutoNation Inc.	61,501	2,284
*	Floor & Decor Holdings Inc. Class A	66,672	2,209
	Lithia Motors Inc. Class A	26,521	2,198
	DSW Inc. Class A	78,968	2,191
	Bed Bath & Beyond Inc.	160,711	2,070
*	Michaels Cos. Inc.	118,238	2,007
	Penske Automotive Group Inc.	43,941	1,916
	Office Depot Inc.	576,857	1,863
	Guess? Inc.	71,058	1,691
	Abercrombie & Fitch Co.	80,286	1,679
*	Asbury Automotive Group Inc.	23,645	1,634
	GameStop Corp. Class A	118,189	1,614
*	Sleep Number Corp.	41,019	1,573
	Caleres Inc.	50,610	1,530
*	At Home Group Inc.	52,245	1,489
	Tailored Brands Inc.	58,835	1,347
	Group 1 Automotive Inc.	22,431	1,261
*	Genesco Inc.	24,483	1,022
*	Party City Holdco Inc.	72,471	866
	Chico’s FAS Inc.	151,503	818
^	Camping World Holdings Inc. Class A	42,224	797
*	Rent-A-Center Inc.	51,080	750
*	Conn’s Inc.	26,432	738
*	MarineMax Inc.	34,446	731
	Buckle Inc.	37,182	710
*	America’s Car-Mart Inc.	8,613	639
*	Express Inc.	94,083	587
	Shoe Carnival Inc.	15,224	577
	Barnes & Noble Inc.	75,626	573
*	Ascena Retail Group Inc.	182,892	552
*	Zumiez Inc.	26,361	520
	Winmark Corp.	3,460	513
	Haverty Furniture Cos. Inc.	24,809	508
*,^	Lumber Liquidators Holdings Inc.	39,721	502
	Sonic Automotive Inc. Class A	31,544	498
	Cato Corp. Class A	31,935	483
*	Hibbett Sports Inc.	26,668	413
*	Barnes & Noble Education Inc.	55,209	368
*,^	GNC Holdings Inc. Class A	128,625	367
	Tile Shop Holdings Inc.	60,974	360
*	Vitamin Shoppe Inc.	34,161	266
*	Sportsman’s Warehouse Holdings Inc.	274	1

	Pier 1 Imports Inc.	770	1
*	Francesca’s Holdings Corp.	308	1
			675,887
Textiles, Apparel & Luxury Goods (7.4%)
	NIKE Inc. Class B	1,393,178	104,656
	VF Corp.	367,606	29,883
*	Lululemon Athletica Inc.	108,784	14,419
	Tapestry Inc.	315,586	12,286
	PVH Corp.	84,750	9,366
*	Michael Kors Holdings Ltd.	164,694	7,205
	Ralph Lauren Corp. Class A	60,980	6,793
	Hanesbrands Inc.	398,767	6,344
*,^	Under Armour Inc. Class A	207,404	4,953
	Carter’s Inc.	51,685	4,781
*	Under Armour Inc.	212,321	4,741
*	Skechers U.S.A. Inc. Class A	150,875	4,074
*	Deckers Outdoor Corp.	30,232	4,028
	Wolverine World Wide Inc.	106,512	3,685
	Columbia Sportswear Co.	35,407	3,234
	Steven Madden Ltd.	94,046	3,031
*	Crocs Inc.	78,525	2,183
*	G-III Apparel Group Ltd.	47,992	1,923
	Oxford Industries Inc.	19,745	1,587
*	Fossil Group Inc.	53,399	1,032
	Movado Group Inc.	19,926	750
*	Unifi Inc.	20,812	578
	Culp Inc.	20,343	417
*	Vera Bradley Inc.	33,401	368
*,^	Iconix Brand Group Inc.	259,380	38
*,^	Sequential Brands Group Inc.	24,709	24
			232,379
Total Common Stocks (Cost $2,684,248)			3,124,329

		Coupon
Temporary Cash Investments (1.3%)1
3,4	Vanguard Market Liquidity Fund, (Cost $39,725)	2.407%	397,247	39,725
Total Investments (101.2%) (Cost $2,723,973)				3,164,054
Other Assets and Liabilities-Net (-1.2%)4,5				(38,630)
Net Assets (100%)				3,125,424

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $39,077,000.
§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.2%, respectively, of net assets.

2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $40,149,000 of collateral received for securities on loan, of which $39,718,000 is held in Vanguard Market Liquidity Fund and $431,000 is held in cash.
5	Cash of $114,000 has been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.

Consumer Discretionary Index Fund

Derivative Financial Instruments Outstanding as of Period End

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	December 2018	19	2,620	(170)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Consumer Discretionary Index Fund

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	3,124,326	—	3
Temporary Cash Investments	39,725	—	—
Futures Contracts—Assets[1]	13	—	—
Total	3,164,064	—	3

1 Represents variation margin on the last day of the reporting period.

Vanguard Consumer Staples Index Fund

Schedule of Investments (unaudited)

As of November 30, 2018

		Shares	Market Value ($000)
Common Stocks (99.9%)
Beverages (24.1%)
	Coca-Cola Co.	10,684,801	538,514
	PepsiCo Inc.	3,704,875	451,773
	Constellation Brands Inc. Class A	479,341	93,836
*	Monster Beverage Corp.	1,132,023	67,559
	Brown-Forman Corp. Class B	833,451	39,772
	Molson Coors Brewing Co. Class B	530,761	34,908
*	Boston Beer Co. Inc. Class A	35,976	9,877
	Coca-Cola Bottling Co. Consolidated	26,281	5,585
	National Beverage Corp.	14,068	1,228
	MGP Ingredients Inc.	13,302	904
			1,243,956
Food & Staples Retailing (21.1%)
	Walmart Inc.	3,827,141	373,720
	Costco Wholesale Corp.	1,029,332	238,064
	Walgreens Boots Alliance Inc.	2,417,956	204,728
	Sysco Corp.	1,488,020	100,293
	Kroger Co.	2,565,213	76,084
*	US Foods Holding Corp.	548,596	18,202
	Casey’s General Stores Inc.	125,502	16,249
*	Sprouts Farmers Market Inc.	491,379	11,311
*	Performance Food Group Co.	240,585	8,291
*	Chefs’ Warehouse Inc.	195,037	7,433
	PriceSmart Inc.	77,691	5,197
	Andersons Inc.	144,350	4,772
	Weis Markets Inc.	90,470	4,143
*	United Natural Foods Inc.	189,140	4,087
	SpartanNash Co.	208,245	3,905
*,^	Rite Aid Corp.	3,031,614	3,365
	Village Super Market Inc. Class A	112,243	3,063
*	BJ’s Wholesale Club Holdings Inc.	113,481	2,651
	Ingles Markets Inc. Class A	75,322	2,191
*	Smart & Final Stores Inc.	219,022	1,389
			1,089,138
Food Products (19.3%)
	Mondelez International Inc. Class A	4,276,004	192,335
	Kraft Heinz Co.	1,653,231	84,513
	Archer-Daniels-Midland Co.	1,664,386	76,595
	General Mills Inc.	1,653,036	69,940
	McCormick & Co. Inc.	339,953	50,993
	Tyson Foods Inc. Class A	860,976	50,755
	Conagra Brands Inc.	1,481,950	47,926
	Kellogg Co.	747,943	47,607
	Hershey Co.	427,728	46,323
	Hormel Foods Corp.	848,202	38,245
	JM Smucker Co.	325,267	33,994
	Lamb Weston Holdings Inc.	402,377	30,862
	Bunge Ltd.	422,204	24,095
	Ingredion Inc.	216,458	22,611

	Campbell Soup Co.	547,893	21,477
*	Post Holdings Inc.	199,809	19,332
*	Darling Ingredients Inc.	677,005	14,813
	Lancaster Colony Corp.	72,468	13,067
	Flowers Foods Inc.	609,347	12,059
*	Freshpet Inc.	320,761	10,585
	Sanderson Farms Inc.	87,641	9,917
*	TreeHouse Foods Inc.	182,693	9,610
	J&J Snack Foods Corp.	60,928	9,558
	Calavo Growers Inc.	83,675	8,224
	B&G Foods Inc.	253,334	7,684
*	Hain Celestial Group Inc.	330,116	6,833
	Cal-Maine Foods Inc.	125,711	5,873
*	Pilgrim’s Pride Corp.	292,125	5,796
	Fresh Del Monte Produce Inc.	146,232	4,921
^	Tootsie Roll Industries Inc.	137,165	4,802
*	Landec Corp.	260,528	4,015
*	Seneca Foods Corp. Class A	105,280	3,524
*	Farmer Brothers Co.	104,448	2,543
	Dean Foods Co.	383,454	1,933
*	Simply Good Foods Co.	56,026	1,138
*	Hostess Brands Inc. Class A	80,979	943
	John B Sanfilippo & Son Inc.	8,922	555
			995,996
Household Products (20.3%)
	Procter & Gamble Co.	6,624,782	626,108
	Colgate-Palmolive Co.	2,334,910	148,314
	Kimberly-Clark Corp.	998,944	115,248
	Clorox Co.	365,048	60,459
	Church & Dwight Co. Inc.	759,692	50,284
	WD-40 Co.	63,079	11,019
	Energizer Holdings Inc.	236,788	10,615
*	Central Garden & Pet Co. Class A	256,812	7,987
	Spectrum Brands Holdings Inc.	154,976	7,653
*	Central Garden & Pet Co. Class A	156,343	5,292
			1,042,979
Personal Products (3.6%)
	Estee Lauder Cos. Inc. Class A	635,432	90,651
*	Herbalife Nutrition Ltd.	398,117	22,792
	Medifast Inc.	100,877	14,980
	Nu Skin Enterprises Inc. Class A	217,129	14,324
	Coty Inc. Class A	1,419,658	11,840
*	USANA Health Sciences Inc.	67,608	8,274
	Inter Parfums Inc.	133,602	8,253
*	Edgewell Personal Care Co.	196,571	8,217
*	Avon Products Inc.	1,851,653	3,925
*	elf Beauty Inc.	44,980	574
			183,830
Tobacco (11.5%)
	Philip Morris International Inc.	4,013,869	347,320
	Altria Group Inc.	4,249,678	233,010
	Universal Corp.	100,152	6,349
	Vector Group Ltd.	397,677	5,011
			591,690

Other (0.0%) 2
*,1	Herbalife Ltd. CVR			28,862	280

Total Common Stocks (Cost $4,739,855)					5,147,869

		Coupon
	Temporary Cash Investments (0.1%)
	Money Market Fund (0.0%)
3,4	Vanguard Market Liquidity Fund	2.407%		24,646	2,365
			Maturity Date	Face Amount ($000)
	U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	2.099%	12/27/18	1,000	998
	United States Treasury Bill	2.492%	5/23/19	2,500	2,471
					3,469
	Total Temporary Cash Investments (Cost $5,834)				5,834
	Total Investments (100.0%) (Cost $4,745,689)				5,153,703
	Other Assets and Liabilities-Net (0.0%)[3]				570
	Net Assets (100%)				5,154,273

*      Non-income-producing security.

^      Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,329,000.

1     Security value determined using significant unobservable inputs.

2     “Other” represents securities that are not classified by the fund’s benchmark index.

3     Includes $2,569,000 of collateral received for securities on loan, of which $2,365,000 is held in Vanguard Market Liquidity Fund and $204,000 is held in cash.

4     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

CVR—Contingent Value Rights.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1–Quoted prices in active markets for identical securities.

Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3–Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	5,147,589	—	280
Temporary Cash Investments	2,365	3,469	—
Total	5,149,954	3,469	280

Vanguard Financials Index Fund

Schedule of Investments (unaudited)

As of November 30, 2018

		Shares	Market Value ($000)
Common Stocks (99.9%)1
Banks (45.4%)
	JPMorgan Chase & Co.	7,087,335	788,041
	Bank of America Corp.	20,010,044	568,285
	Wells Fargo & Co.	9,648,389	523,715
	Citigroup Inc.	5,307,191	343,853
	US Bancorp	3,264,102	177,763
	PNC Financial Services Group Inc.	979,448	132,989
	BB&T Corp.	1,634,269	83,511
	SunTrust Banks Inc.	972,477	60,965
	M&T Bank Corp.	287,857	48,651
	KeyCorp	2,217,098	40,662
	Fifth Third Bancorp	1,407,987	39,325
	Regions Financial Corp.	2,323,570	38,223
	Citizens Financial Group Inc.	1,003,058	36,471
	First Republic Bank	342,752	33,984
	Huntington Bancshares Inc.	2,326,890	33,949
	Comerica Inc.	361,257	28,604
*	SVB Financial Group	112,163	28,580
	Zions Bancorp NA	409,721	19,937
	East West Bancorp Inc.	305,561	16,406
	Signature Bank	116,619	14,383
	People’s United Financial Inc.	803,505	13,547
	Commerce Bancshares Inc.	212,426	13,387
	Cullen/Frost Bankers Inc.	128,012	12,842
	Popular Inc.	215,643	12,162
	Webster Financial Corp.	194,416	11,698
	CIT Group Inc.	238,538	11,075
	First Horizon National Corp.	657,143	10,836
	PacWest Bancorp	258,053	10,384
*	Western Alliance Bancorp	211,534	9,915
	Prosperity Bancshares Inc.	140,255	9,732
	Synovus Financial Corp.	247,479	9,357
	Wintrust Financial Corp.	118,763	9,186
	Umpqua Holdings Corp.	464,170	8,931
	Pinnacle Financial Partners Inc.	155,492	8,917
	IBERIABANK Corp.	117,779	8,804
	Sterling Bancorp	455,767	8,796
	Glacier Bancorp Inc.	178,258	8,417
	Associated Banc-Corp	362,797	8,406
	FNB Corp.	680,224	8,340
	MB Financial Inc.	179,606	8,240
	United Bankshares Inc.	218,972	7,920
	BankUnited Inc.	221,663	7,656
	TCF Financial Corp.	336,265	7,563
	First Financial Bankshares Inc.	114,633	7,511
	Hancock Whitney Corp.	180,870	7,275
	Chemical Financial Corp.	152,450	7,196
	Valley National Bancorp	664,618	7,191
	Bank of Hawaii Corp.	88,646	7,070
	Community Bank System Inc.	107,279	7,044

	Bank OZK	257,692	6,983
	Investors Bancorp Inc.	533,891	6,556
	Home BancShares Inc.	332,062	6,512
	Fulton Financial Corp.	372,471	6,485
	Cathay General Bancorp	163,426	6,467
	UMB Financial Corp.	95,341	6,452
*	Texas Capital Bancshares Inc.	105,932	6,320
	Columbia Banking System Inc.	154,345	6,279
	First Hawaiian Inc.	240,626	6,261
	BancorpSouth Bank	197,961	6,095
	First Citizens BancShares Inc.	13,857	5,951
	First Financial Bancorp	207,472	5,793
	BOK Financial Corp.	68,516	5,776
	South State Corp.	77,979	5,658
	CVB Financial Corp.	236,277	5,491
	Simmons First National Corp. Class A	186,293	5,477
	Old National Bancorp	287,462	5,384
	First Midwest Bancorp Inc.	218,373	5,151
	WesBanco Inc.	115,148	5,007
	Independent Bank Corp.	57,844	4,649
	Great Western Bancorp Inc.	124,194	4,635
	International Bancshares Corp.	118,985	4,568
	Union Bankshares Corp.	125,374	4,438
	Trustmark Corp.	136,338	4,409
	First Merchants Corp.	103,576	4,354
	CenterState Bank Corp.	171,734	4,295
	Hope Bancorp Inc.	274,279	4,169
	United Community Banks Inc.	158,650	4,101
	Banner Corp.	67,453	4,047
*	Eagle Bancorp Inc.	68,823	3,967
	First BanCorp	435,125	3,938
*	FCB Financial Holdings Inc. Class A	98,778	3,916
	Towne Bank	136,384	3,902
	Renasant Corp.	103,643	3,788
	ServisFirst Bancshares Inc.	95,454	3,758
	LegacyTexas Financial Group Inc.	96,651	3,751
	Ameris Bancorp	85,296	3,653
	NBT Bancorp Inc.	92,269	3,596
	Heartland Financial USA Inc.	65,504	3,583
	Westamerica Bancorporation	56,662	3,581
	Cadence BanCorp Class A	161,722	3,317
	First Interstate BancSystem Inc. Class A	76,357	3,316
*	Pacific Premier Bancorp Inc.	105,403	3,254
	S&T Bancorp Inc.	74,444	3,147
	Hilltop Holdings Inc.	159,810	3,123
	First Commonwealth Financial Corp.	210,573	2,935
	Park National Corp.	29,845	2,854
	Berkshire Hills Bancorp Inc.	82,405	2,814
	Heritage Financial Corp.	77,806	2,721
*	Seacoast Banking Corp. of Florida	93,431	2,709
	First Busey Corp.	93,698	2,688
	Brookline Bancorp Inc.	168,452	2,608
	Sandy Spring Bancorp Inc.	71,223	2,565
	First Bancorp	63,249	2,531
	City Holding Co.	32,142	2,466
	Tompkins Financial Corp.	29,437	2,407
	Lakeland Financial Corp.	50,974	2,360

	Boston Private Financial Holdings Inc.	178,371	2,264
	Enterprise Financial Services Corp.	48,703	2,177
	TriCo Bancshares	55,408	2,130
	National Bank Holdings Corp. Class A	55,675	2,073
	Independent Bank Group Inc.	35,542	2,034
	Southside Bancshares Inc.	59,287	2,023
	BancFirst Corp.	34,758	1,940
*	Triumph Bancorp Inc.	49,677	1,902
	State Bank Financial Corp.	78,510	1,892
	1st Source Corp.	37,632	1,820
	Central Pacific Financial Corp.	61,739	1,731
	Washington Trust Bancorp Inc.	32,472	1,708
	OFG Bancorp	91,396	1,662
	Bryn Mawr Bank Corp.	41,175	1,619
	Preferred Bank	31,063	1,591
	Community Trust Bancorp Inc.	34,385	1,589
	Univest Corp. of Pennsylvania	62,095	1,583
	Lakeland Bancorp Inc.	95,126	1,572
	Carolina Financial Corp.	45,431	1,561
	Hanmi Financial Corp.	68,712	1,542
	German American Bancorp Inc.	47,338	1,493
	Banc of California Inc.	86,415	1,486
	Guaranty Bancorp	57,359	1,469
	CBTX Inc.	41,115	1,418
	Stock Yards Bancorp Inc.	44,711	1,402
	Origin Bancorp Inc.	37,391	1,398
	FB Financial Corp.	34,927	1,350
	Camden National Corp.	32,068	1,326
	Flushing Financial Corp.	56,125	1,312
	Horizon Bancorp Inc.	75,326	1,311
	Peoples Bancorp Inc.	37,301	1,302
	Opus Bank	59,726	1,290
	ConnectOne Bancorp Inc.	63,738	1,284
	Great Southern Bancorp Inc.	23,419	1,271
*	National Commerce Corp.	30,486	1,260
	Blue Hills Bancorp Inc.	52,532	1,247
*	Customers Bancorp Inc.	63,600	1,241
	Heritage Commerce Corp.	85,927	1,228
	Independent Bank Corp.	50,815	1,168
	Midland States Bancorp Inc.	44,772	1,162
	QCR Holdings Inc.	31,508	1,161
*	Equity Bancshares Inc. Class A	30,053	1,135
	First Community Bankshares Inc.	32,421	1,127
	First of Long Island Corp.	51,145	1,106
	Bank of Marin Bancorp	25,852	1,104
*	First Foundation Inc.	68,588	1,098
	Green Bancorp Inc.	52,815	1,074
	People’s Utah Bancorp	32,808	1,060
	Fidelity Southern Corp.	44,531	1,057
*	TriState Capital Holdings Inc.	41,949	1,053
*	Atlantic Capital Bancshares Inc.	57,127	1,052
	Bridge Bancorp Inc.	34,953	1,032
	Mercantile Bank Corp.	30,850	985
	HomeTrust Bancshares Inc.	37,312	970
	First Financial Corp.	20,712	967
	Peapack Gladstone Financial Corp.	33,549	960
*	Veritex Holdings Inc.	36,891	948

	Financial Institutions Inc.	31,351	943
*	Franklin Financial Network Inc.	27,974	943
*	Allegiance Bancshares Inc.	24,775	940
*	Nicolet Bankshares Inc.	17,932	932
	Arrow Financial Corp.	26,703	928
	Live Oak Bancshares Inc.	50,662	907
	First Bancshares Inc.	25,223	888
*	Republic First Bancorp Inc.	111,907	845
	Old Second Bancorp Inc.	56,789	833
	CNB Financial Corp.	30,847	822
	Access National Corp.	29,856	789
	Bar Harbor Bankshares	30,635	788
	Old Line Bancshares Inc.	25,916	786
	Sierra Bancorp	25,890	735
	Farmers National Banc Corp.	49,134	689
*	Byline Bancorp Inc.	33,108	687
	West Bancorporation Inc.	32,004	656
	MidWestOne Financial Group Inc.	22,640	651
	Capital City Bank Group Inc.	23,554	634
	RBB Bancorp	28,654	623
	Southern National Bancorp of Virginia Inc.	36,142	573
*	HarborOne Bancorp Inc.	31,183	553
	Enterprise Bancorp Inc.	6,338	217
			3,672,788
Capital Markets (19.5%)
	Goldman Sachs Group Inc.	756,401	144,238
	CME Group Inc.	753,847	143,291
	Morgan Stanley	2,759,855	122,510
	Charles Schwab Corp.	2,564,805	114,903
	Bank of New York Mellon Corp.	2,109,037	108,215
	BlackRock Inc.	252,445	108,049
	Intercontinental Exchange Inc.	1,209,570	98,846
	S&P Global Inc.	530,527	97,012
	State Street Corp.	800,624	58,462
	Moody’s Corp.	364,434	57,971
	T. Rowe Price Group Inc.	513,391	51,011
	Northern Trust Corp.	446,950	44,351
	Ameriprise Financial Inc.	298,962	38,790
	TD Ameritrade Holding Corp.	598,036	32,180
	MSCI Inc. Class A	187,108	29,393
	E*TRADE Financial Corp.	547,209	28,614
	Cboe Global Markets Inc.	235,606	25,356
	Franklin Resources Inc.	666,189	22,577
	Nasdaq Inc.	242,573	22,152
	Raymond James Financial Inc.	277,231	22,104
	FactSet Research Systems Inc.	80,815	18,950
	Invesco Ltd.	865,642	17,616
	MarketAxess Holdings Inc.	79,238	17,252
	SEI Investments Co.	280,893	15,084
	Affiliated Managers Group Inc.	112,612	12,513
	LPL Financial Holdings Inc.	185,653	11,913
	Eaton Vance Corp.	248,730	10,131
	Janus Henderson Group plc	401,092	9,386
	Interactive Brokers Group Inc.	150,151	8,686
	Stifel Financial Corp.	150,153	7,248
	Evercore Inc. Class A	86,361	7,130
	BGC Partners Inc. Class A	522,848	5,511

	Federated Investors Inc. Class B	201,656	5,340
	Legg Mason Inc.	180,039	5,216
	Morningstar Inc.	40,253	4,755
	Ares Management Corp.	196,848	4,417
	Moelis & Co. Class A	96,063	3,883
	Waddell & Reed Financial Inc. Class A	168,048	3,421
	Houlihan Lokey Inc. Class A	72,489	3,066
	Artisan Partners Asset Management Inc. Class A	109,213	2,974
*	Blucora Inc.	95,055	2,943
	Virtu Financial Inc. Class A	101,393	2,552
	BrightSphere Investment Group plc	169,607	2,234
	Piper Jaffray Cos.	30,378	2,168
	Investment Technology Group Inc.	65,985	1,988
	WisdomTree Investments Inc.	274,503	1,946
	PJT Partners Inc.	40,406	1,908
	Cohen & Steers Inc.	43,375	1,621
	Virtus Investment Partners Inc.	15,099	1,434
*	INTL. FCStone Inc.	33,898	1,321
*	Donnelley Financial Solutions Inc.	71,799	1,196
	Diamond Hill Investment Group Inc.	6,917	1,164
	Greenhill & Co. Inc.	42,838	1,008
*,^	Cowen Inc. Class A	49,647	790
	Ladenburg Thalmann Financial Services Inc.	245,150	701
	Westwood Holdings Group Inc.	16,106	632
	B. Riley Financial Inc.	30,445	553
	Arlington Asset Investment Corp. Class A	59,538	511
	Pzena Investment Management Inc. Class A	36,884	377
	Associated Capital Group Inc. Class A	7,288	310
	GAMCO Investors Inc. Class A	11,359	245
			1,572,119
Consumer Finance (5.5%)
	American Express Co.	1,543,975	173,342
	Capital One Financial Corp.	1,009,727	90,552
	Discover Financial Services	722,057	51,483
	Synchrony Financial	1,482,767	38,522
	Ally Financial Inc.	889,332	23,728
*	Credit Acceptance Corp.	24,396	9,988
*	SLM Corp.	914,994	9,397
	FirstCash Inc.	93,398	8,317
*	Green Dot Corp. Class A	99,736	8,312
	Navient Corp.	529,683	6,091
	Santander Consumer USA Holdings Inc.	268,138	5,215
*	OneMain Holdings Inc.	171,754	5,027
*	PRA Group Inc.	95,473	2,914
	Nelnet Inc. Class A	43,942	2,393
*	LendingClub Corp.	567,145	1,945
*	Encore Capital Group Inc.	55,219	1,545
*	World Acceptance Corp.	14,092	1,535
*	Enova International Inc.	64,978	1,439
*	EZCORP Inc. Class A	106,695	1,016
*	Curo Group Holdings Corp.	27,982	373
			443,134
Diversified Financial Services (7.9%)
*	Berkshire Hathaway Inc. Class B	2,736,069	597,120
	Voya Financial Inc.	338,493	15,215
	Jefferies Financial Group Inc.	632,194	13,813

	AXA Equitable Holdings Inc.	506,196	9,962
*	FGL Holdings	297,739	2,385
*	Cannae Holdings Inc.	135,334	2,359
*	On Deck Capital Inc.	84,056	659
			641,513
Equity Real Estate Investment Trusts (REITs) (0.0%)
§	Winthrop Realty Trust	23,515	25
Insurance (18.7%)
	Chubb Ltd.	977,076	130,674
	Marsh & McLennan Cos. Inc.	1,065,252	94,488
	Aon plc	511,961	84,530
	Prudential Financial Inc.	879,682	82,479
	Progressive Corp.	1,230,040	81,539
	American International Group Inc.	1,873,943	81,048
	MetLife Inc.	1,783,687	79,606
	Aflac Inc.	1,619,941	74,096
	Travelers Cos. Inc.	564,742	73,625
	Allstate Corp.	730,410	65,145
	Willis Towers Watson plc	275,533	43,934
*	Markel Corp.	29,256	33,473
	Hartford Financial Services Group Inc.	755,127	33,369
	Arthur J Gallagher & Co.	384,602	29,641
	Principal Financial Group Inc.	600,032	29,594
	Lincoln National Corp.	456,642	28,755
	Loews Corp.	565,959	27,200
	Cincinnati Financial Corp.	325,525	26,605
*	Arch Capital Group Ltd.	853,733	24,434
	Reinsurance Group of America Inc. Class A	134,127	20,036
	Alleghany Corp.	31,470	19,858
	Torchmark Corp.	225,618	19,496
	Fidelity National Financial Inc.	579,229	19,462
	Everest Re Group Ltd.	86,312	19,168
	Unum Group	460,876	16,550
	American Financial Group Inc.	159,416	16,318
	WR Berkley Corp.	205,161	16,163
	Brown & Brown Inc.	499,936	14,508
*	Athene Holding Ltd. Class A	330,816	14,387
	Old Republic International Corp.	605,090	13,645
	First American Financial Corp.	235,272	11,371
	RenaissanceRe Holdings Ltd.	84,868	11,254
	Assurant Inc.	112,534	10,943
	Primerica Inc.	90,894	10,805
	Hanover Insurance Group Inc.	89,948	10,318
	Axis Capital Holdings Ltd.	175,506	9,714
	Assured Guaranty Ltd.	228,339	9,321
*	Brighthouse Financial Inc.	227,249	9,149
	Kemper Corp.	116,405	8,858
	Selective Insurance Group Inc.	124,347	8,253
	CNO Financial Group Inc.	346,801	6,346
	White Mountains Insurance Group Ltd.	6,724	6,245
	American Equity Investment Life Holding Co.	181,827	6,206
	RLI Corp.	79,379	6,019
	Aspen Insurance Holdings Ltd.	125,005	5,233
	Argo Group International Holdings Ltd.	71,755	4,974
	ProAssurance Corp.	113,662	4,970
*	Genworth Financial Inc. Class A	1,057,662	4,929
*	Enstar Group Ltd.	20,667	3,641

	National General Holdings Corp.	135,771	3,605
	Navigators Group Inc.	50,401	3,501
	Horace Mann Educators Corp.	86,395	3,480
	Mercury General Corp.	58,668	3,324
	Employers Holdings Inc.	69,280	3,114
	Universal Insurance Holdings Inc.	70,061	3,075
	Safety Insurance Group Inc.	30,732	2,699
	AMERISAFE Inc.	41,035	2,650
	Kinsale Capital Group Inc.	40,728	2,534
	United Fire Group Inc.	45,314	2,441
	James River Group Holdings Ltd.	63,697	2,424
	American National Insurance Co.	17,188	2,193
	Stewart Information Services Corp.	44,362	1,866
*	Third Point Reinsurance Ltd.	168,145	1,735
*	Ambac Financial Group Inc.	96,582	1,688
*	MBIA Inc.	179,684	1,673
*,^	Trupanion Inc.	54,367	1,627
	National Western Life Group Inc. Class A	4,958	1,523
	United Insurance Holdings Corp.	52,825	1,025
	HCI Group Inc.	15,135	823
*,^	Citizens Inc. Class A	97,039	767
	Heritage Insurance Holdings Inc.	47,614	764
*	Greenlight Capital Re Ltd. Class A	62,449	661
	Protective Insurance Corp. Class B	19,243	402
	Donegal Group Inc. Class A	26,011	375
	Crawford & Co. Class B	21,760	198
	Maiden Holdings Ltd.	74,739	189
	EMC Insurance Group Inc.	6	—
			1,512,731
Mortgage Real Estate Investment Trusts (REITs) (1.7%)
	Annaly Capital Management Inc.	2,723,142	27,340
	AGNC Investment Corp.	1,091,276	19,316
	Starwood Property Trust Inc.	562,322	12,579
	New Residential Investment Corp.	715,644	12,309
	Blackstone Mortgage Trust Inc. Class A	236,525	8,302
	Two Harbors Investment Corp.	528,047	7,593
	Chimera Investment Corp.	393,118	7,544
	MFA Financial Inc.	943,996	6,844
	Apollo Commercial Real Estate Finance Inc.	234,146	4,435
	Invesco Mortgage Capital Inc.	234,599	3,664
	Redwood Trust Inc.	176,645	2,948
	PennyMac Mortgage Investment Trust	130,053	2,738
	Ladder Capital Corp. Class A	154,625	2,729
	ARMOUR Residential REIT Inc.	87,902	1,946
	New York Mortgage Trust Inc.	288,349	1,788
	Granite Point Mortgage Trust Inc.	91,307	1,731
	Arbor Realty Trust Inc.	141,630	1,678
	Capstead Mortgage Corp.	194,816	1,506
	TPG RE Finance Trust Inc.	67,817	1,337
	AG Mortgage Investment Trust Inc.	59,263	1,076
	Western Asset Mortgage Capital Corp.	101,053	1,020
	Anworth Mortgage Asset Corp.	206,119	925
	Ares Commercial Real Estate Corp.	54,353	776
	Orchid Island Capital Inc.	109,407	741
	Exantas Capital Corp.	63,619	711
	Dynex Capital Inc.	114,194	689

*	Ready Capital Corp.	37,995	566
			134,831
Thrifts & Mortgage Finance (1.2%)
	New York Community Bancorp Inc.	1,036,288	11,016
*	MGIC Investment Corp.	763,106	8,936
	Radian Group Inc.	451,006	8,298
*	Essent Group Ltd.	186,211	7,180
	Washington Federal Inc.	175,696	5,062
*,^	LendingTree Inc.	17,559	4,571
	Capitol Federal Financial Inc.	275,184	3,864
*	Axos Financial Inc.	118,724	3,704
	Northwest Bancshares Inc.	205,117	3,678
	Provident Financial Services Inc.	133,336	3,424
	Walker & Dunlop Inc.	62,389	2,947
	WSFS Financial Corp.	66,377	2,792
	Kearny Financial Corp.	188,410	2,495
*	Mr Cooper Group Inc.	163,346	2,471
*	NMI Holdings Inc. Class A	123,751	2,418
*	Flagstar Bancorp Inc.	67,628	2,195
	Beneficial Bancorp Inc.	140,473	2,175
	OceanFirst Financial Corp.	82,151	2,117
	United Financial Bancorp Inc.	109,118	1,787
	Meridian Bancorp Inc.	105,437	1,724
	TrustCo Bank Corp. NY	206,733	1,631
*	Columbia Financial Inc.	97,749	1,541
*	HomeStreet Inc.	53,060	1,412
	Oritani Financial Corp.	87,821	1,369
	Meta Financial Group Inc.	59,343	1,357
	Northfield Bancorp Inc.	96,214	1,356
	First Defiance Financial Corp.	44,386	1,251
	Federal Agricultural Mortgage Corp.	18,756	1,239
	Dime Community Bancshares Inc.	66,960	1,222
*	PennyMac Financial Services Inc.	52,252	1,072
	United Community Financial Corp.	103,994	995
	Waterstone Financial Inc.	51,391	861
	Hingham Institution for Savings	2,464	547
	Merchants Bancorp	17,877	427
*	Ocwen Financial Corp.	182,407	385
	Luther Burbank Corp.	34,717	361
	Sterling Bancorp Inc.	41,214	347
			100,227
Other (0.0%)[2]
*,§	NewStar Financial Inc. CVR	42,593	11
*,§	American International Group Inc. Warrants Expire 01/19/2021	7,950	—
			11
Total Common Stocks (Cost $7,348,927)			8,077,379
Temporary Cash Investments[1]
Money Market Fund (0.1%)
3,4	Vanguard Market Liquidity Fund, 2.407%(Cost $3,302)	33,017	3,302
Total Investments (100.0%) (Cost $7,352,229)			8,080,681
Other Assets and Liabilities-Net (0.0%)[4,5]			3,141
Net Assets (100%)			8,083,822

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,264,000.

§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.

2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $3,300,000 of collateral received for securities on loan.
5	Cash of $276,000 has been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.
Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	December 2018	46	6,344	(13)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its

Financials Index Fund

clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	8,077,343	—	36
Temporary Cash Investments	3,302	—	—
Futures Contracts—Assets[1]	47	—	—
Futures Contracts—Liabilities[1]	(19)	—	—
Total	8,080,673	—	36

1 Represents variation margin on the last day of the reporting period.

Vanguard Health Care Index Fund

Schedule of Investments (unaudited)

As of November 30, 2018

		Shares	Market Value ($000)
Common Stocks (100.3%)
Biotechnology (19.4%)
	AbbVie Inc.	3,792,533	357,522
	Amgen Inc.	1,621,490	337,675
	Gilead Sciences Inc.	3,247,559	233,629
*	Biogen Inc.	504,231	168,272
*	Celgene Corp.	1,760,504	127,144
*	Vertex Pharmaceuticals Inc.	639,609	115,635
*	Regeneron Pharmaceuticals Inc.	199,244	72,854
*	Alexion Pharmaceuticals Inc.	557,776	68,690
*	BioMarin Pharmaceutical Inc.	444,477	42,683
*	Incyte Corp.	452,250	29,057
*	Exact Sciences Corp.	307,227	23,958
*	Sarepta Therapeutics Inc.	157,972	20,453
*	Neurocrine Biosciences Inc.	226,421	19,986
*	Ionis Pharmaceuticals Inc.	326,370	19,024
*	Alnylam Pharmaceuticals Inc.	226,977	18,421
*	Seattle Genetics Inc.	278,218	17,411
*	Bluebird Bio Inc.	135,555	16,658
*	Exelixis Inc.	745,952	15,150
*	Alkermes plc	388,711	14,165
*	Sage Therapeutics Inc.	116,799	13,466
*	United Therapeutics Corp.	109,035	12,877
*	Agios Pharmaceuticals Inc.	130,650	8,597
*,^	Ligand Pharmaceuticals Inc.	52,848	8,338
*	FibroGen Inc.	190,000	8,238
*	Array BioPharma Inc.	505,394	8,051
*	Loxo Oncology Inc.	57,199	8,032
*	Emergent BioSolutions Inc.	106,426	7,752
*,^	Immunomedics Inc.	327,245	6,574
*	Ultragenyx Pharmaceutical Inc.	119,333	6,405
*	Repligen Corp.	93,208	6,028
*	Intercept Pharmaceuticals Inc.	51,631	5,726
*	Myriad Genetics Inc.	177,502	5,723
*	Blueprint Medicines Corp.	99,046	5,682
*	Halozyme Therapeutics Inc.	325,159	5,368
*	ACADIA Pharmaceuticals Inc.	278,264	5,304
*	Xencor Inc.	126,169	5,300
*	Amicus Therapeutics Inc.	473,442	5,227
*	Arena Pharmaceuticals Inc.	122,943	5,042
*	Heron Therapeutics Inc.	175,076	5,030
*	Acceleron Pharma Inc.	92,143	4,877
*	Ironwood Pharmaceuticals Inc. Class A	348,442	4,816
*	REGENXBIO Inc.	78,765	4,719
*,^	TESARO Inc.	95,946	4,450
*	Genomic Health Inc.	53,879	4,259
*	Global Blood Therapeutics Inc.	123,223	3,886
*	PTC Therapeutics Inc.	106,805	3,794
*	Spark Therapeutics Inc.	84,646	3,566
*	Spectrum Pharmaceuticals Inc.	240,002	3,470
*	Insmed Inc.	192,859	3,454

*,^	Portola Pharmaceuticals Inc.	157,172	3,434
*	Vanda Pharmaceuticals Inc.	131,124	3,283
*,^	Esperion Therapeutics Inc.	60,389	3,210
*	Atara Biotherapeutics Inc.	79,446	3,174
*	Sangamo Therapeutics Inc.	254,987	3,154
*,^	OPKO Health Inc.	840,747	3,144
*	AnaptysBio Inc.	42,123	3,142
*,^	Denali Therapeutics Inc.	154,277	2,958
*,^	Arrowhead Pharmaceuticals Inc.	198,991	2,889
*	Enanta Pharmaceuticals Inc.	36,200	2,865
*	Editas Medicine Inc.	89,518	2,789
*	Iovance Biotherapeutics Inc.	251,378	2,431
*	Aimmune Therapeutics Inc.	95,174	2,260
*	Retrophin Inc.	91,108	2,236
*	Audentes Therapeutics Inc.	91,001	2,225
*	Madrigal Pharmaceuticals Inc.	19,231	2,224
*	Momenta Pharmaceuticals Inc.	186,282	2,206
*	Clovis Oncology Inc.	125,454	2,159
*	CareDx Inc.	72,599	2,125
*	Alder Biopharmaceuticals Inc.	154,500	2,067
*	G1 Therapeutics Inc.	53,838	2,058
*	ImmunoGen Inc.	373,072	2,056
*,^	Novavax Inc.	962,376	1,992
*	Acorda Therapeutics Inc.	95,120	1,943
*	Fate Therapeutics Inc.	126,413	1,942
*	Mirati Therapeutics Inc.	48,583	1,875
*,^	Intrexon Corp.	188,633	1,849
*,^	CRISPR Therapeutics AG	47,940	1,838
*	Invitae Corp.	129,306	1,801
*	Puma Biotechnology Inc.	76,945	1,788
*	Viking Therapeutics Inc.	157,626	1,780
*,^	Dynavax Technologies Corp.	157,005	1,774
*	uniQure NV	60,455	1,770
*	BioCryst Pharmaceuticals Inc.	191,677	1,760
*	Natera Inc.	99,141	1,717
*	Biohaven Pharmaceutical Holding Co. Ltd.	50,245	1,708
*	MacroGenics Inc.	96,290	1,657
*	Radius Health Inc.	98,064	1,635
*	AMAG Pharmaceuticals Inc.	87,614	1,581
*	Eagle Pharmaceuticals Inc.	30,295	1,527
*,^	Cara Therapeutics Inc.	83,638	1,521
*	CytomX Therapeutics Inc.	106,982	1,476
*	Apellis Pharmaceuticals Inc.	92,468	1,419
*	Rhythm Pharmaceuticals Inc.	42,831	1,265
*	Solid Biosciences Inc.	39,816	1,242
*	Karyopharm Therapeutics Inc.	119,026	1,238
*	Coherus Biosciences Inc.	110,386	1,221
*,^	Flexion Therapeutics Inc.	74,669	1,218
*	Inovio Pharmaceuticals Inc.	221,613	1,186
*	Prothena Corp. plc	98,260	1,180
*	Five Prime Therapeutics Inc.	88,207	1,133
*	Rigel Pharmaceuticals Inc.	395,159	1,118
*	PDL BioPharma Inc.	359,121	1,103
*	Athenex Inc.	83,132	1,099
*	Progenics Pharmaceuticals Inc.	206,754	1,073
*,^	ZIOPHARM Oncology Inc.	318,102	1,066
*	Epizyme Inc.	143,283	1,063

*	Intellia Therapeutics Inc.	58,358	1,045
*	GlycoMimetics Inc.	88,317	1,015
*	Deciphera Pharmaceuticals Inc.	37,825	986
*	Akebia Therapeutics Inc.	114,119	922
*	Cytokinetics Inc.	114,807	902
*,^	Lexicon Pharmaceuticals Inc.	108,775	881
*,^	TG Therapeutics Inc.	166,005	837
*,^	Sorrento Therapeutics Inc.	233,714	809
*,^	Corbus Pharmaceuticals Holdings Inc.	115,843	799
*	Achillion Pharmaceuticals Inc.	269,853	780
*	Kura Oncology Inc.	60,466	768
*,^	Geron Corp.	459,583	740
*,^	Keryx Biopharmaceuticals Inc.	240,335	723
*	Homology Medicines Inc.	32,800	721
*,^	La Jolla Pharmaceutical Co.	48,731	705
*	Arcus Biosciences Inc.	61,187	699
*	Ra Pharmaceuticals Inc.	40,533	639
*	Minerva Neurosciences Inc.	80,072	633
*	Concert Pharmaceuticals Inc.	43,912	629
*,^	MannKind Corp.	331,088	589
*,^	Abeona Therapeutics Inc.	71,216	584
*	Voyager Therapeutics Inc.	48,321	551
*	Agenus Inc.	227,251	548
*	Adamas Pharmaceuticals Inc.	53,291	546
*	Aptinyx Inc.	20,957	465
*	Forty Seven Inc.	23,320	433
*,^	Seres Therapeutics Inc.	48,834	408
*	Avrobio Inc.	14,960	401
*	Bellicum Pharmaceuticals Inc.	87,564	400
*	Syros Pharmaceuticals Inc.	57,738	393
*	Scholar Rock Holding Corp.	15,778	384
*	Marker Therapeutics Inc.	45,305	320
*,^	Insys Therapeutics Inc.	53,054	319
*	Kezar Life Sciences Inc.	9,583	284
*	Ardelyx Inc.	102,294	278
*	Aduro Biotech Inc.	94,087	233
*,^	Calyxt Inc.	20,058	231
*,^	Synergy Pharmaceuticals Inc.	539,889	209
*	Axovant Sciences Ltd.	104,596	189
*	Jounce Therapeutics Inc.	35,474	153
*,^	NantKwest Inc.	72,916	125
*,^	Achaogen Inc.	61,979	100
*	Mersana Therapeutics Inc.	12,246	65
*,^	Organovo Holdings Inc.	13,413	13
*	Celldex Therapeutics Inc.	17,475	5
*	Corvus Pharmaceuticals Inc.	502	3
*	Merrimack Pharmaceuticals Inc.	571	3
*,^	XBiotech Inc.	126	1
*	NewLink Genetics Corp.	186	—
*	Aravive Inc.	31	—
*	Advaxis Inc.	414	—
*	OncoMed Pharmaceuticals Inc.	132	—
			2,036,551
Health Care Equipment & Supplies (21.9%)
	Medtronic plc	3,382,182	329,864
	Abbott Laboratories	4,394,529	325,415
	Danaher Corp.	1,578,351	172,893

	Becton Dickinson and Co.	670,530	169,477
*	Intuitive Surgical Inc.	285,104	151,353
	Stryker Corp.	843,470	147,995
*	Boston Scientific Corp.	3,461,272	130,386
	Baxter International Inc.	1,270,310	87,080
*	Edwards Lifesciences Corp.	524,063	84,904
	Zimmer Biomet Holdings Inc.	509,389	59,609
*	IDEXX Laboratories Inc.	216,702	44,155
*	Align Technology Inc.	190,980	43,904
	ResMed Inc.	357,116	39,922
*	ABIOMED Inc.	106,705	35,499
	Cooper Cos. Inc.	122,993	34,294
	Teleflex Inc.	114,621	31,569
*	Hologic Inc.	681,157	30,250
*	DexCom Inc.	221,117	28,655
*	Varian Medical Systems Inc.	229,009	28,257
	STERIS plc	211,444	25,179
	Dentsply Sirona Inc.	556,565	21,027
	West Pharmaceutical Services Inc.	183,983	20,157
	Hill-Rom Holdings Inc.	165,973	16,093
*	Haemonetics Corp.	129,385	13,880
*	Masimo Corp.	124,126	13,706
*	Insulet Corp.	147,759	12,401
*	LivaNova plc	121,387	12,283
*	Penumbra Inc.	77,418	10,778
*	ICU Medical Inc.	41,003	9,861
*	Integra LifeSciences Holdings Corp.	181,130	9,714
*	Globus Medical Inc.	186,438	9,003
*	Merit Medical Systems Inc.	136,994	8,638
*	Neogen Corp.	129,944	8,428
*	Wright Medical Group NV	297,128	8,308
*	NuVasive Inc.	128,810	8,204
	Cantel Medical Corp.	94,062	8,078
*	Inogen Inc.	45,322	6,679
*	Integer Holdings Corp.	72,366	6,410
*	Avanos Medical Inc.	118,482	5,653
*	Novocure Ltd.	162,596	5,580
*	Glaukos Corp.	79,230	5,220
*	Quidel Corp.	83,083	5,053
*	Tandem Diabetes Care Inc.	128,571	4,734
*	NxStage Medical Inc.	164,210	4,637
	CONMED Corp.	63,247	4,298
*	iRhythm Technologies Inc.	44,689	3,311
*	STAAR Surgical Co.	82,507	3,136
*	Natus Medical Inc.	83,750	2,963
	Atrion Corp.	3,716	2,873
*	Orthofix Medical Inc.	47,435	2,858
*	Nevro Corp.	67,927	2,820
*	AxoGen Inc.	81,556	2,731
*	AtriCure Inc.	79,707	2,669
*	Cardiovascular Systems Inc.	83,902	2,590
*	Varex Imaging Corp.	95,550	2,518
*	CryoLife Inc.	82,946	2,515
*	Tactile Systems Technology Inc.	39,297	2,210
	Meridian Bioscience Inc.	106,848	2,024
*	AngioDynamics Inc.	91,730	1,971
*	OraSure Technologies Inc.	154,948	1,968

*	Heska Corp.	17,851	1,856
*	Lantheus Holdings Inc.	95,359	1,788
*	Cerus Corp.	335,096	1,759
*	Antares Pharma Inc.	354,107	1,278
*	Anika Therapeutics Inc.	36,523	1,258
	LeMaitre Vascular Inc.	40,700	1,135
*	Accuray Inc.	222,448	912
*	ViewRay Inc.	122,263	820
*	GenMark Diagnostics Inc.	131,709	686
*	OrthoPediatrics Corp.	16,007	501
	Invacare Corp.	81,402	448
*,^	Rockwell Medical Inc.	100,666	333
*	Neuronetics Inc.	15,431	275
*	Endologix Inc.	28,418	24
*	Wright Medical Group Inc. CVR Exp. 12/31/2049	14,554	22
*,^	Pulse Biosciences Inc.	30	—
*	Conformis Inc.	348	—
			2,291,735
Health Care Providers & Services (20.9%)
	UnitedHealth Group Inc.	2,410,418	678,195
	CVS Health Corp.	3,237,355	259,636
	Anthem Inc.	651,363	188,941
*	Express Scripts Holding Co.	1,407,306	142,799
	Cigna Corp.	609,099	136,061
	Humana Inc.	344,831	113,611
	HCA Healthcare Inc.	692,879	99,768
*	Centene Corp.	513,733	73,079
	McKesson Corp.	500,032	62,254
	Cardinal Health Inc.	772,799	42,373
*	Laboratory Corp. of America Holdings	254,903	37,124
	AmerisourceBergen Corp. Class A	406,181	36,109
*	Henry Schein Inc.	383,106	34,173
*	WellCare Health Plans Inc.	125,077	31,880
	Quest Diagnostics Inc.	342,105	30,300
	Universal Health Services Inc. Class B	215,493	29,736
*	DaVita Inc.	334,256	22,081
*	Molina Healthcare Inc.	146,920	20,526
	Encompass Health Corp.	247,422	18,609
	Chemed Corp.	40,308	12,769
*	HealthEquity Inc.	139,526	12,375
*	MEDNAX Inc.	234,018	9,408
*	Amedisys Inc.	67,751	9,231
*	AMN Healthcare Services Inc.	119,059	7,584
*	Acadia Healthcare Co. Inc.	220,229	7,481
*	LHC Group Inc.	70,612	7,405
*	Tenet Healthcare Corp.	256,037	6,675
*	BioTelemetry Inc.	81,978	5,816
	Ensign Group Inc.	124,384	5,643
	Patterson Cos. Inc.	214,251	5,436
*	Premier Inc. Class A	133,051	5,277
*	Select Medical Holdings Corp.	271,212	5,256
*	Tivity Health Inc.	99,808	4,088
*	Brookdale Senior Living Inc.	468,313	4,004
	US Physical Therapy Inc.	31,628	3,763
*	Magellan Health Inc.	61,746	3,366
*	Providence Service Corp.	28,983	2,052
*	Diplomat Pharmacy Inc.	131,846	2,041

*	R1 RCM Inc.	221,871	2,032
	National HealthCare Corp.	22,577	1,884
*	CorVel Corp.	25,730	1,793
*	Addus HomeCare Corp.	22,430	1,665
	Owens & Minor Inc.	158,295	1,208
*	Triple-S Management Corp. Class B	55,824	1,065
*	Community Health Systems Inc.	216,011	1,026
*	Cross Country Healthcare Inc.	90,035	817
*	Civitas Solutions Inc.	40,985	569
*	Capital Senior Living Corp.	60,486	544
*	American Renal Associates Holdings Inc.	31,424	521
*,^	Surgery Partners Inc.	35,530	510
*,^	Genesis Healthcare Inc.	159,147	253
	Aceto Corp.	198	—
*	AAC Holdings Inc.	84	—
			2,190,812
Health Care Technology (1.4%)
*	Cerner Corp.	741,027	42,913
*	Veeva Systems Inc. Class A	301,635	29,005
*	athenahealth Inc.	101,455	13,504
*	Medidata Solutions Inc.	149,338	11,530
*	Teladoc Health Inc.	156,590	9,779
*	Omnicell Inc.	98,477	7,605
*	HMS Holdings Corp.	208,651	7,457
*	Allscripts Healthcare Solutions Inc.	438,926	4,482
*	Evolent Health Inc. Class A	146,126	3,756
*	Tabula Rasa HealthCare Inc.	40,649	3,068
*	Vocera Communications Inc.	72,283	2,873
*,^	Inovalon Holdings Inc. Class A	171,327	2,279
*	NextGen Healthcare Inc.	120,750	2,119
	HealthStream Inc.	64,005	1,577
	Computer Programs & Systems Inc.	31,197	832
*	Inspire Medical Systems Inc.	15,997	735
	Simulations Plus Inc.	30,383	602
*	Castlight Health Inc. Class B	192,011	501
			144,617
Life Sciences Tools & Services (6.5%)
	Thermo Fisher Scientific Inc.	1,008,916	251,775
*	Illumina Inc.	368,427	124,344
	Agilent Technologies Inc.	797,759	57,718
*	IQVIA Holdings Inc.	405,580	50,726
*	Mettler-Toledo International Inc.	63,104	40,176
*	Waters Corp.	192,876	38,301
	PerkinElmer Inc.	277,439	24,154
*	PRA Health Sciences Inc.	144,892	16,915
*	Charles River Laboratories International Inc.	120,088	16,194
	Bio-Techne Corp.	94,588	15,268
*	Bio-Rad Laboratories Inc. Class A	52,576	14,430
	Bruker Corp.	254,633	8,439
*	Syneos Health Inc.	155,031	8,018
*	Medpace Holdings Inc.	66,496	4,117
*	Cambrex Corp.	83,658	4,001
	Luminex Corp.	105,993	3,113
*	NeoGenomics Inc.	181,656	2,979
*	Pacific Biosciences of California Inc.	330,381	2,584
*,^	Accelerate Diagnostics Inc.	83,088	1,227

*,^	Quanterix Corp.	21,674	406
			684,885
Pharmaceuticals (30.2%)
	Johnson & Johnson	6,717,655	986,824
	Pfizer Inc.	14,679,521	678,634
	Merck & Co. Inc.	6,660,156	528,417
	Eli Lilly & Co.	2,420,949	287,221
	Bristol-Myers Squibb Co.	4,087,398	218,512
	Allergan plc	849,562	133,041
	Zoetis Inc.	1,205,939	113,201
*	Mylan NV	1,290,422	43,694
*	Jazz Pharmaceuticals plc	151,195	22,861
	Perrigo Co. plc	325,383	20,265
*	Nektar Therapeutics Class A	431,664	17,435
*	Catalent Inc.	362,572	14,376
*	Horizon Pharma plc	417,096	8,334
*	Supernus Pharmaceuticals Inc.	130,699	6,198
*	Elanco Animal Health Inc.	183,029	6,115
*	Endo International plc	502,588	6,046
*	Prestige Consumer Healthcare Inc.	129,462	5,026
*	MyoKardia Inc.	80,341	4,987
*	Pacira Pharmaceuticals Inc.	102,555	4,956
*	Mallinckrodt plc	207,248	4,930
*	Zogenix Inc.	104,729	4,303
*	Medicines Co.	184,767	4,089
*	Aerie Pharmaceuticals Inc.	101,874	4,064
*	Endocyte Inc.	168,618	3,984
*	Corcept Therapeutics Inc.	260,034	3,622
*	Innoviva Inc.	179,302	3,274
*,^	Theravance Biopharma Inc.	110,624	3,054
*	Reata Pharmaceuticals Inc. Class A	47,656	3,009
*,^	TherapeuticsMD Inc.	496,953	2,500
*	Intersect ENT Inc.	72,454	2,174
*	Amphastar Pharmaceuticals Inc.	86,643	1,882
*	Amneal Pharmaceuticals Inc.	101,077	1,790
	Phibro Animal Health Corp. Class A	50,421	1,709
*	Akorn Inc.	237,391	1,628
*,^	Omeros Corp.	115,792	1,615
*	Intra-Cellular Therapies Inc.	108,218	1,564
*	Revance Therapeutics Inc.	72,991	1,492
*,^	Akcea Therapeutics Inc.	42,454	1,439
*	WaVe Life Sciences Ltd.	29,684	1,420
*	Assembly Biosciences Inc.	53,459	1,378
*	Cymabay Therapeutics Inc.	142,844	1,276
*	ANI Pharmaceuticals Inc.	22,089	1,228
*	Tricida Inc.	36,820	1,099
*	Collegium Pharmaceutical Inc.	57,143	1,097
*	Dermira Inc.	76,995	894
*,^,§	Corium International Inc.	65,324	828
*	Assertio Therapeutics Inc.	156,860	782
*	Aclaris Therapeutics Inc.	82,673	771
*	Eloxx Pharmaceuticals Inc.	34,855	543
*,^	Dova Pharmaceuticals Inc.	31,364	467
*,^	Sienna Biopharmaceuticals Inc.	37,774	382
*	Xeris Pharmaceuticals Inc.	15,669	326
*	Odonate Therapeutics Inc.	20,303	320
*	Kala Pharmaceuticals Inc.	45,839	289

*,^	Optinose Inc.		33,407	263
*,^	Teligent Inc.		117,391	242
*	Otonomy Inc.		11,899	27
*	Aratana Therapeutics Inc.		252	2
*,^	Lannett Co. Inc.		192	1
*	Melinta Therapeutics Inc.		264	1
*	Clearside Biomedical Inc.		162	—
				3,171,901
Other (0.0%)[1]
*,§	Clinical Data CVR		8,685	—
*	Pulse Biosciences Inc. Rights Exp. 12/06/2018		11,747	—
*	Advaxis Inc. Warrants Exp. 9/11/2024		7,710	—
Total Common Stocks (Cost $8,184,126)				10,520,501
	Coupon
Temporary Cash Investments (0.0%)
[2,3] Vanguard Market Liquidity Fund	2.407%		302,510	30,251
		Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	2.365%	3/21/19	800	794
Total Temporary Cash Investments (Cost $31,043)				31,045
Total Investments (100.3%) (Cost $8,215,169)				10,551,546
Other Assets and Liabilities-Net (-0.3%)[3]				(31,588)
Net Assets (100%)				10,519,958

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $27,838,000.
§	Security value determined using significant unobservable inputs.
1	“Other” represents securities that are not classified by the fund’s benchmark index.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $30,293,000 of collateral received for securities on loan, of which $30,251,000 is held in Vanguard Market Liqudity Fund and $42,000 is held in cash.
CVR—Contingent Value Rights.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

Health Care Index Fund

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at November 30, 2018.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	10,519,673	—	828
Temporary Cash Investments	30,251	794	—
Total	10,549,924	794	828

Vanguard Information Technology Index Fund

Schedule of Investments (unaudited)

As of November 30, 2018

		Shares	Market Value ($000)
Common Stocks (99.6%) [1]
Communications Equipment (6.2%)
	Cisco Systems Inc.	18,508,471	886,000
	Motorola Solutions Inc.	638,677	83,826
*	Palo Alto Networks Inc.	365,523	63,217
*	Arista Networks Inc.	206,130	49,158
*	F5 Networks Inc.	239,436	41,176
	Juniper Networks Inc.	1,357,109	38,963
*	ARRIS International plc	674,262	20,835
*	Ciena Corp.	565,791	18,456
*,^	ViaSat Inc.	221,632	15,324
*	CommScope Holding Co. Inc.	754,272	13,652
*	Lumentum Holdings Inc.	250,551	11,142
*	Finisar Corp.	460,963	10,763
	InterDigital Inc.	138,110	10,394
^	Ubiquiti Networks Inc.	86,880	9,468
*	Viavi Solutions Inc.	899,102	9,117
*	NetScout Systems Inc.	315,542	8,450
*	EchoStar Corp. Class A	191,053	7,994
*	NETGEAR Inc.	125,693	6,963
	Plantronics Inc.	132,788	6,078
*	Oclaro Inc.	660,792	5,332
*	Mitel Networks Corp.	448,825	5,004
*	Acacia Communications Inc.	97,049	4,161
*	Infinera Corp.	611,574	2,636
*	CalAmp Corp.	139,306	2,466
	Comtech Telecommunications Corp.	91,738	2,343
*	Extreme Networks Inc.	350,107	2,304
	ADTRAN Inc.	183,682	2,287
*	Casa Systems Inc.	119,037	1,851
*	Harmonic Inc.	329,297	1,851
*	Calix Inc.	181,310	1,750
*	Quantenna Communications Inc.	84,523	1,266
*	Applied Optoelectronics Inc.	55,307	1,139
*	Ribbon Communications Inc.	197,318	1,054
			1,346,420

Electronic Equipment, Instruments & Components (4.2%)
	TE Connectivity Ltd.	1,370,377	105,423
	Amphenol Corp. Class A	1,182,260	103,968
	Corning Inc.	3,188,302	102,727
	CDW Corp.	595,737	55,213
*	Keysight Technologies Inc.	737,690	45,604
*	Zebra Technologies Corp.	211,298	37,991
*	Trimble Inc.	984,040	37,423
	Cognex Corp.	677,228	29,812
*	Arrow Electronics Inc.	343,543	26,442
	FLIR Systems Inc.	543,443	24,922
	National Instruments Corp.	494,680	24,220
*	IPG Photonics Corp.	147,985	21,036
	Avnet Inc.	449,291	19,688

	Littelfuse Inc.	98,535	18,855
*	Flex Ltd.	2,097,685	18,355
	Dolby Laboratories Inc. Class A	253,564	17,851
	Jabil Inc.	593,152	14,811
	SYNNEX Corp.	172,296	13,911
*	Coherent Inc.	95,649	13,215
*	Tech Data Corp.	143,504	12,908
	Vishay Intertechnology Inc.	523,625	10,918
*	Rogers Corp.	72,579	9,338
	Belden Inc.	161,576	9,013
*	II-VI Inc.	237,185	8,875
*	Novanta Inc.	131,055	8,509
*	Anixter International Inc.	125,559	8,031
*	Plexus Corp.	126,889	7,745
*	Fabrinet	144,309	7,609
*	Itron Inc.	138,699	7,512
*	Sanmina Corp.	268,060	7,248
	Badger Meter Inc.	112,946	6,268
*	Insight Enterprises Inc.	139,297	6,210
*	Knowles Corp.	358,767	5,468
*	OSI Systems Inc.	67,117	4,859
	Methode Electronics Inc.	147,322	4,464
*	ePlus Inc.	54,426	4,449
	Benchmark Electronics Inc.	183,434	4,373
*,^	Fitbit Inc. Class A	789,464	4,350
*	TTM Technologies Inc.	364,387	4,333
	KEMET Corp.	198,800	4,071
*	ScanSource Inc.	99,478	3,784
	MTS Systems Corp.	69,190	3,560
	CTS Corp.	120,782	3,504
*	FARO Technologies Inc.	65,697	3,266
	AVX Corp.	194,946	3,215
	Mesa Laboratories Inc.	14,162	3,135
*	Control4 Corp.	97,667	2,126
*	Kimball Electronics Inc.	103,685	1,829
*	nLight Inc.	84,205	1,608
	PC Connection Inc.	47,050	1,475
	Daktronics Inc.	150,929	1,351
	Park Electrochemical Corp.	75,166	1,339
			908,210

Entertainment (0.0%)
*	Pandora Media Inc.	212	2
*	Glu Mobile Inc.	92	1
			3

Interactive Media & Services (0.0%)
*	TrueCar Inc.	60,292	628
*	Cars.com Inc.	56	1
*	XO Group Inc.	20	1
*	Meet Group Inc.	60	—
			630

Internet & Direct Marketing Retail (0.0%)
	MercadoLibre Inc.	35	12
*	Quotient Technology Inc.	66	1
	Shutterstock Inc.	16	1
			14

IT Services (22.9%)
	Visa Inc. Class A	6,491,887	919,965
	Mastercard Inc. Class A	3,631,018	730,089
	International Business Machines Corp.	3,592,211	446,404
	Accenture plc Class A	2,521,639	414,860
*	PayPal Holdings Inc.	4,425,427	379,746
	Automatic Data Processing Inc.	1,723,992	254,151
	Cognizant Technology Solutions Corp. Class A	2,283,505	162,654
	Fidelity National Information Services Inc.	1,294,473	139,738
*	Fiserv Inc.	1,593,381	126,084
*	Worldpay Inc. Class A	1,187,556	101,904
	Paychex Inc.	1,271,484	89,970
*	Square Inc.	1,186,883	82,892
	DXC Technology Co.	1,106,331	69,743
	Global Payments Inc.	622,425	69,593
*	VeriSign Inc.	431,773	67,382
*	FleetCor Technologies Inc.	347,818	67,268
	Total System Services Inc.	645,877	56,430
*	Gartner Inc.	357,986	54,840
	Broadridge Financial Solutions Inc.	457,587	48,445
*	Akamai Technologies Inc.	665,871	45,779
*	GoDaddy Inc. Class A	651,128	42,493
	Jack Henry & Associates Inc.	304,145	42,489
*	First Data Corp. Class A	2,108,665	40,233
	Alliance Data Systems Corp.	194,573	38,985
	Leidos Holdings Inc.	561,781	35,392
	Western Union Co.	1,760,476	32,974
	Booz Allen Hamilton Holding Corp. Class A	559,064	28,686
	Sabre Corp.	1,082,508	27,680
*,^	Twilio Inc. Class A	287,285	27,146
*	WEX Inc.	170,262	26,385
*	EPAM Systems Inc.	201,279	26,217
*	Black Knight Inc.	558,518	25,323
*	Euronet Worldwide Inc.	200,545	23,586
	MAXIMUS Inc.	253,691	18,043
*	Teradata Corp.	468,886	17,644
*	CACI International Inc. Class A	96,837	15,969
*	LiveRamp Holdings Inc.	305,119	14,432
*	CoreLogic Inc.	317,854	12,860
	Perspecta Inc.	588,181	12,416
	Science Applications International Corp.	167,814	11,666
*	Conduent Inc.	713,333	9,145
*	ExlService Holdings Inc.	136,918	7,936
	Travelport Worldwide Ltd.	503,978	7,701
	EVERTEC Inc.	240,089	6,562
*	Cardtronics plc Class A	182,924	5,934
	ManTech International Corp.Class A	104,398	5,878
*	Virtusa Corp.	113,504	5,032
	CSG Systems International Inc.	135,032	4,736
*	Sykes Enterprises Inc.	157,988	4,364
*,^	GTT Communications Inc.	129,026	4,343
*	Carbonite Inc.	128,960	3,653
*	Perficient Inc.	135,829	3,438
	NIC Inc.	258,097	3,355
	Cass Information Systems Inc.	47,314	3,123
*	Unisys Corp.	198,868	2,689
*	Endurance International Group Holdings Inc.	260,254	2,160

	Presidio Inc.	144,567	2,035
*,^	Tucows Inc. Class A	34,902	2,026
*	Everi Holdings Inc.	284,254	1,910
	Hackett Group Inc.	102,216	1,804
	TTEC Holdings Inc.	60,509	1,770
*	Net 1 UEPS Technologies Inc.	207,173	1,131
*	Internap Corp.	41,487	248
*	MoneyGram International Inc.	61,808	135
			4,939,664

Semiconductors & Semiconductor Equipment (17.6%)
	Intel Corp.	18,146,857	894,821
	Broadcom Inc.	1,698,870	403,329
	Texas Instruments Inc.	3,826,049	382,031
	NVIDIA Corp.	2,273,139	371,499
	QUALCOMM Inc.	5,535,055	322,472
*	Micron Technology Inc.	4,564,265	175,998
	Applied Materials Inc.	3,868,536	144,219
	Analog Devices Inc.	1,462,594	134,442
	Lam Research Corp.	620,134	97,336
	Xilinx Inc.	995,330	92,048
*	Advanced Micro Devices Inc.	3,644,662	77,631
	Microchip Technology Inc.	927,356	69,552
	Maxim Integrated Products Inc.	1,094,409	61,199
	KLA-Tencor Corp.	614,957	60,610
	Skyworks Solutions Inc.	704,405	51,260
	Marvell Technology Group Ltd.	2,444,152	39,375
*	Qorvo Inc.	493,191	32,457
*	ON Semiconductor Corp.	1,677,139	32,168
	Teradyne Inc.	733,804	26,189
*	Integrated Device Technology Inc.	508,768	24,390
	Monolithic Power Systems Inc.	158,135	20,885
	Cypress Semiconductor Corp.	1,356,907	18,861
*	Cree Inc.	398,851	17,605
	MKS Instruments Inc.	216,707	17,003
*	Mellanox Technologies Ltd.	177,186	16,448
	Entegris Inc.	555,121	16,321
	Universal Display Corp.	166,230	15,267
*	Silicon Laboratories Inc.	169,904	15,014
	Versum Materials Inc.	429,668	14,884
*	Semtech Corp.	261,707	13,959
*	First Solar Inc.	311,532	13,848
	Cabot Microelectronics Corp.	112,630	12,105
*	Cirrus Logic Inc.	240,233	8,994
	Brooks Automation Inc.	280,790	8,525
	Power Integrations Inc.	114,835	7,276
*	Advanced Energy Industries Inc.	154,074	7,248
*	Inphi Corp.	154,932	6,180
	Kulicke & Soffa Industries Inc.	266,179	5,749
*,^	SolarEdge Technologies Inc.	145,742	5,674
*	Diodes Inc.	159,137	5,543
*	Synaptics Inc.	140,905	5,419
*	MaxLinear Inc.	259,295	5,290
*,^	Ambarella Inc.	129,539	5,180
*	FormFactor Inc.	290,883	4,797
*	Rambus Inc.	425,691	3,712
*	MACOM Technology Solutions Holdings Inc.	179,643	3,192
	Cohu Inc.	160,233	3,141

*	Amkor Technology Inc.	424,760	2,910
*	Nanometrics Inc.	89,152	2,864
*	Rudolph Technologies Inc.	130,103	2,761
*	Lattice Semiconductor Corp.	458,049	2,684
*	Photronics Inc.	267,053	2,590
*	Axcelis Technologies Inc.	127,467	2,539
*	CEVA Inc.	83,100	2,160
	Xperi Corp.	147,701	2,083
	NVE Corp.	19,123	1,827
*,^	SunPower Corp. Class A	241,299	1,653
*,^	Ichor Holdings Ltd.	81,450	1,482
*	Ultra Clean Holdings Inc.	153,246	1,440
*	SMART Global Holdings Inc.	37,802	1,296
*	Veeco Instruments Inc.	144,386	1,265
*,^	Impinj Inc.	51,255	1,089
*	NeoPhotonics Corp.	138,001	1,063
*	Alpha & Omega Semiconductor Ltd.	79,021	871
*	PDF Solutions Inc.	81,389	753
*,^	Aquantia Corp.	73,464	716
			3,805,192

Software (30.9%)
	Microsoft Corp.	28,669,723	3,179,186
	Oracle Corp.	11,751,130	572,985
*	Adobe Inc.	1,927,473	483,584
*	salesforce.com Inc.	2,829,010	403,869
	Intuit Inc.	959,273	205,793
*	ServiceNow Inc.	700,088	129,705
*	Red Hat Inc.	698,040	124,642
*	Autodesk Inc.	860,415	124,330
*	Workday Inc. Class A	574,690	94,249
*	Dell Technologies Inc. Class V	784,574	82,757
*	Splunk Inc.	570,662	63,760
*	Citrix Systems Inc.	533,899	58,179
	Symantec Corp.	2,447,920	54,124
*	Synopsys Inc.	584,892	53,775
*	ANSYS Inc.	331,817	53,761
*	Cadence Design Systems Inc.	1,113,174	50,137
*	VMware Inc. Class A	297,315	49,753
*	Fortinet Inc.	565,639	41,767
	SS&C Technologies Holdings Inc.	848,738	40,867
*	PTC Inc.	440,551	38,103
*	Tableau Software Inc. Class A	275,693	34,362
*	Ultimate Software Group Inc.	116,654	30,787
*	Guidewire Software Inc.	317,265	29,493
*	Tyler Technologies Inc.	144,534	27,860
*	Paycom Software Inc.	195,752	25,990
*	Zendesk Inc.	416,959	24,780
	CDK Global Inc.	484,026	24,395
*	Aspen Technology Inc.	278,392	24,025
*	Fair Isaac Corp.	114,702	22,783
*	Nutanix Inc.	495,287	22,144
*	RingCentral Inc. Class A	266,930	22,129
*	HubSpot Inc.	145,434	20,220
*	Proofpoint Inc.	201,126	19,511
	LogMeIn Inc.	203,838	18,800
*	Nuance Communications Inc.	1,129,041	18,053
*	Trade Desk Inc. Class A	125,316	17,851

*	RealPage Inc.	295,401	15,237
*	New Relic Inc.	166,768	14,541
*	FireEye Inc.	726,030	14,528
	j2 Global Inc.	194,858	14,382
	Blackbaud Inc.	189,833	13,905
*	2U Inc.	224,439	13,105
*	ACI Worldwide Inc.	452,124	13,057
*	Manhattan Associates Inc.	260,238	12,890
*	Coupa Software Inc.	180,096	11,604
*	Verint Systems Inc.	253,448	11,514
*	Qualys Inc.	130,286	10,261
*	Cornerstone OnDemand Inc.	186,615	10,193
*	CommVault Systems Inc.	172,774	10,183
*	Box Inc.	529,683	9,953
*	Envestnet Inc.	176,911	9,666
*	Five9 Inc.	219,090	9,395
*	Ellie Mae Inc.	136,907	9,210
*	Bottomline Technologies DE Inc.	166,846	9,188
*	Paylocity Holding Corp.	126,085	8,458
	Pegasystems Inc.	154,911	8,364
*	Q2 Holdings Inc.	142,379	7,730
*	Zscaler Inc.	188,518	7,401
*	8x8 Inc.	367,749	7,248
*	Imperva Inc.	124,263	6,898
*	SailPoint Technologies Holding Inc.	262,500	6,833
*	Avaya Holdings Corp.	432,800	6,739
*	Varonis Systems Inc.	116,098	6,723
*	Alarm.com Holdings Inc.	123,599	6,285
*	Mimecast Ltd.	164,542	6,126
*	SPS Commerce Inc.	69,626	5,934
	Progress Software Corp.	162,226	5,704
*	Everbridge Inc.	102,539	5,616
*	Blackline Inc.	129,933	5,570
*	Apptio Inc. Class A	140,371	5,357
*	Cloudera Inc.	399,845	4,934
	TiVo Corp.	497,579	4,926
*	MicroStrategy Inc. Class A	36,432	4,723
*	SendGrid Inc.	100,386	4,579
*	Instructure Inc.	116,361	4,395
*	Ceridian HCM Holding Inc.	108,363	4,348
*	LivePerson Inc.	227,910	4,301
*	PROS Holdings Inc.	127,775	4,111
	Ebix Inc.	85,012	4,014
*	MINDBODY Inc. Class A	142,188	3,947
*	Rapid7 Inc.	122,477	3,895
*	Workiva Inc.	100,059	3,743
*	Hortonworks Inc.	230,249	3,707
*	Benefitfocus Inc.	62,420	3,127
*	Appfolio Inc.	49,265	3,019
	Monotype Imaging Holdings Inc.	146,449	2,526
*	Yext Inc.	169,066	2,455
*	ForeScout Technologies Inc.	86,599	2,351
*	OneSpan Inc.	125,462	2,129
*	Cision Ltd.	154,459	1,934
*	Upland Software Inc.	61,887	1,738
	QAD Inc. Class A	40,188	1,705
*	A10 Networks Inc.	214,964	1,354

*		MobileIron Inc.		206,712	1,005
*		ShotSpotter Inc.		25,416	968
*		Rubicon Project Inc.		35	—
*		Veritone Inc.		7	—
					6,688,241

Technology Hardware, Storage & Peripherals (17.8%)
		Apple Inc.		19,008,517	3,394,541
		HP Inc.		6,227,677	143,237
		Hewlett Packard Enterprise Co.		5,832,263	87,484
		NetApp Inc.		1,020,254	68,224
		Western Digital Corp.		1,146,606	52,044
		Seagate Technology plc		1,074,149	46,285
		Xerox Corp.		906,154	24,394
*		NCR Corp.		464,144	12,861
*		Pure Storage Inc. Class A		614,218	11,615
*,^		3D Systems Corp.		451,688	5,592
*		Electronics For Imaging Inc.		174,859	4,840
*		Cray Inc.		157,914	4,139
*		USA Technologies Inc.		127,650	634
		Diebold Nixdorf Inc.		127,997	419
*,^		Eastman Kodak Co.		21	—
					3,856,309
Wireless Telecommunication Services (0.0%)
*,^		Gogo Inc.		47	—

Total Common Stocks (Cost $17,004,956)					21,544,683
		Coupon
Temporary Cash Investments (0.4%) [1]
Money Market Fund (0.4%)
2,3	Vanguard Market Liquidity Fund	2.407%		894,512	89,451
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	2.479%	5/9/19	2,000	1,979
Total Temporary Cash Investments (Cost $91,427)					91,430
Total Investments (100.0%) (Cost $17,096,383)					21,636,113
Other Assets and Liabilities-Net (0.0%)					(6,105)
Net Assets (100%)					21,630,008

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $33,075,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $34,588,000 of collateral received for securities on loan.
4	Securities with a value of $1,286,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
	Number of Long (Short)	Notional	Value and Unrealized Appreciation
Expiration	Contracts	Amount	(Depreciation	)

Long Futures Contracts
E-Mini NASDAQ 100 Index	December 2018	148	20,571	(354)

Total Return Swaps
	Termination		Notional Amount	Floating Interest Rate Received		Value and Unrealized Appreciation (Depreciation	)
Reference Entity	Date	Counterparty	($000)	(Paid	)1	($000)

Visa Inc. Class A	9/04/19	BOANA	68,925	(2.207)	1,937

BOANA—Bank of America NA. 1 Payment received/paid monthly.

After November 30, 2018, the counterparty posted additional collateral of $1,908,000 in connection with open total return swap contracts as of November 30, 2018.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1–Quoted prices in active markets for identical securities.

Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3–Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	21,544,683	—	—
Temporary Cash Investments	89,451	1,979	—
Futures Contracts—Assets[1]	107	—	—
Swap Contracts—Assets	—	1,937	—
Total	21,634,241	3,915	—
1 Represents variation margin on the last day of the reporting period.

Vanguard Materials Index Fund

Schedule of Investments (unaudited)

As of November 30, 2018

		Shares	Market Value ($000)
Common Stocks (100.0%)
Chemicals (68.5%)
	DowDuPont Inc.	7,823,264	452,576
*	Linde plc	1,867,239	296,984
	Ecolab Inc.	881,533	141,477
	Sherwin-Williams Co.	284,945	120,837
	Air Products & Chemicals Inc.	743,414	119,593
	LyondellBasell Industries NV Class A	1,122,017	104,695
	PPG Industries Inc.	820,565	89,712
	Celanese Corp. Class A	457,599	46,185
	Mosaic Co.	1,241,603	44,698
	International Flavors & Fragrances Inc.	288,998	40,931
	FMC Corp.	456,491	37,770
	Eastman Chemical Co.	479,060	37,759
	Albemarle Corp.	367,717	35,418
	CF Industries Holdings Inc.	791,621	33,398
	RPM International Inc.	452,436	29,838
*	Axalta Coating Systems Ltd.	734,379	18,381
	Ashland Global Holdings Inc.	211,754	17,340
	Chemours Co.	599,692	17,079
	Huntsman Corp.	729,439	14,749
*	Ingevity Corp.	142,677	13,984
	Valvoline Inc.	647,224	13,650
	WR Grace & Co.	205,276	13,105
	NewMarket Corp.	31,092	13,074
	Olin Corp.	566,834	12,204
	Scotts Miracle-Gro Co.	140,824	10,700
	Cabot Corp.	208,845	10,275
	Westlake Chemical Corp.	131,756	9,551
	Balchem Corp.	109,108	9,460
	Quaker Chemical Corp.	45,153	9,312
	Sensient Technologies Corp.	143,193	9,202
*	Platform Specialty Products Corp.	781,073	9,193
	PolyOne Corp.	270,777	9,103
	HB Fuller Co.	171,438	8,270
	Trinseo SA	144,290	7,291
	Minerals Technologies Inc.	119,811	6,743
*	GCP Applied Technologies Inc.	232,194	6,339
	Innospec Inc.	82,706	6,099
	Stepan Co.	68,795	5,560
*	Ferro Corp.	270,746	5,225
	Tronox Ltd. Class A	319,465	3,380
*	AdvanSix Inc.	102,990	2,957
	Chase Corp.	25,584	2,883
*	Kraton Corp.	108,230	2,836
	Rayonier Advanced Materials Inc.	172,996	2,552
*	PQ Group Holdings Inc.	138,347	2,124
	Innophos Holdings Inc.	66,145	1,835
	American Vanguard Corp.	92,451	1,546
	FutureFuel Corp.	88,873	1,535
	Tredegar Corp.	85,089	1,418

	Hawkins Inc.	32,700	1,365
*	Koppers Holdings Inc.	71,975	1,342
*	OMNOVA Solutions Inc.	151,847	1,238
*	Intrepid Potash Inc.	333,383	1,107
	Kronos Worldwide Inc.	78,828	975
*	Venator Materials plc	179,416	956
*	AgroFresh Solutions Inc.	93,576	394
*,§	A Schulman Inc. CVR	108,962	208
*	Flotek Industries Inc.	128,681	179
			1,918,590
Construction Materials (3.9%)
	Vulcan Materials Co.	448,513	47,412
	Martin Marietta Materials Inc.	213,674	40,746
	Eagle Materials Inc.	161,932	11,821
*	Summit Materials Inc. Class A	378,377	5,487
*,^	US Concrete Inc.	54,111	2,128
	United States Lime & Minerals Inc.	7,488	559
*,^	Forterra Inc.	65,671	322
			108,475
Containers & Packaging (13.4%)
	International Paper Co.	1,316,985	60,832
	Ball Corp.	1,107,692	54,399
	Westrock Co.	864,986	40,749
	Packaging Corp. of America	320,399	31,341
	Avery Dennison Corp.	296,396	28,573
*	Crown Holdings Inc.	458,413	23,507
*	Berry Global Group Inc.	446,927	22,489
	AptarGroup Inc.	210,862	21,940
	Sealed Air Corp.	538,566	19,674
	Sonoco Products Co.	337,806	19,437
	Bemis Co. Inc.	308,796	15,057
	Graphic Packaging Holding Co.	1,051,198	12,604
*	Owens-Illinois Inc.	539,373	9,919
	Silgan Holdings Inc.	262,391	6,757
	Greif Inc. Class A	87,927	4,508
	Myers Industries Inc.	95,402	1,574
			373,360
Metals & Mining (12.7%)
	Nucor Corp.	1,072,662	64,800
	Newmont Mining Corp.	1,808,553	58,489
	Freeport-McMoRan Inc.	4,667,530	55,730
	Steel Dynamics Inc.	796,138	28,024
*	Alcoa Corp.	632,357	20,115
	Reliance Steel & Aluminum Co.	245,382	19,741
	Royal Gold Inc.	222,201	16,254
	United States Steel Corp.	601,349	13,867
*	Allegheny Technologies Inc.	426,642	11,204
*	Cleveland-Cliffs Inc.	958,744	8,897
	Commercial Metals Co.	396,312	7,637
	Carpenter Technology Corp.	160,075	6,896
	Worthington Industries Inc.	150,886	6,250
	Compass Minerals International Inc.	114,835	5,753
	Kaiser Aluminum Corp.	56,306	5,503
	Hecla Mining Co.	1,615,970	3,846
	Materion Corp.	68,746	3,635
*,^	AK Steel Holding Corp.	1,068,642	3,291

		Warrior Met Coal Inc.		125,205	2,967
		Schnitzer Steel Industries Inc.		90,863	2,545
*		Coeur Mining Inc.		633,576	2,503
*		SunCoke Energy Inc.		198,667	1,939
^		McEwen Mining Inc.		912,500	1,606
*		Century Aluminum Co.		177,114	1,591
*		TimkenSteel Corp.		127,819	1,411
		Haynes International Inc.		42,384	1,397
*		Ryerson Holding Corp.		56,011	459
					356,350
Paper & Forest Products (1.5%)
		Louisiana-Pacific Corp.		484,327	11,072
		Domtar Corp.		212,901	9,278
		Neenah Inc.		56,951	3,923
		Boise Cascade Co.		132,080	3,511
		Schweitzer-Mauduit International Inc.		104,381	2,976
*		Verso Corp.		117,002	2,951
*		Resolute Forest Products Inc.		198,355	2,176
		PH Glatfelter Co.		149,036	1,900
		Mercer International Inc.		144,459	1,768
*		Clearwater Paper Corp.		55,674	1,715
					41,270
Total Common Stocks (Cost $2,987,589)					2,798,045
		Coupon
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1,2]	Vanguard Market Liquidity Fund	2.407%		33,937	3,393
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	2.480%	5/9/19	200	198
Total Temporary Cash Investments (Cost $3,592)					3,591
Total Investments (100.1%) (Cost $2,991,181)					2,801,636
Other Assets and Liabilities-Net (-0.1%)[2]					(2,152)
Net Assets (100%)					2,799,484

*      Non-income-producing security.

§     Security value determined using significant unobservable inputs.

^      Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,823,000.

1     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2     Includes $3,388,000 of collateral received for securities on loan.

CVR—Contingent Value Rights.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that

Materials Index Fund

fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at November 30, 2018.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	2,797,837	—	208
Temporary Cash Investments	3,393	198	—
Total	2,801,230	198	208

Vanguard Utilities Index Fund

Schedule of Investments (unaudited)

As of November 30, 2018

	Shares	Market Value ($000)
Common Stocks (100.0%)
Electric Utilities (56.4%)
NextEra Energy Inc.	2,318,568	421,307
Duke Energy Corp.	3,502,409	310,208
Southern Co.	4,986,212	235,997
Exelon Corp.	4,749,441	220,327
American Electric Power Co. Inc.	2,423,456	188,399
Xcel Energy Inc.	2,502,964	131,280
Eversource Energy	1,558,278	106,493
PPL Corp.	3,440,274	105,238
FirstEnergy Corp.	2,389,466	90,394
Edison International	1,602,377	88,643
Evergy Inc.	1,335,514	79,289
Entergy Corp.	889,550	77,444
* PG&E Corp.	2,543,184	67,089
Alliant Energy Corp.	1,149,363	52,170
Pinnacle West Capital Corp.	550,838	49,223
OGE Energy Corp.	982,564	38,929
IDACORP Inc.	247,733	24,337
Portland General Electric Co.	439,103	21,143
ALLETE Inc.	252,378	20,539
Hawaiian Electric Industries Inc.	535,245	20,511
PNM Resources Inc.	392,023	16,943
Avangrid Inc.	303,868	15,309
MGE Energy Inc.	170,477	11,267
El Paso Electric Co.	199,904	11,065
Otter Tail Corp.	175,309	8,576
Spark Energy Inc. Class A	56,961	518
		2,412,638

Gas Utilities (5.5%)
Atmos Energy Corp.	549,229	52,545
UGI Corp.	857,931	49,288
ONE Gas Inc.	260,430	22,160
New Jersey Resources Corp.	437,596	21,237
Spire Inc.	250,720	19,784
Southwest Gas Holdings Inc.	242,470	19,100
National Fuel Gas Co.	350,870	18,894
South Jersey Industries Inc.	423,014	13,198
Northwest Natural Holding Co.	143,284	9,504
Chesapeake Utilities Corp.	81,009	6,970
		232,680

Independent Power and Renewable Electricity Producers (4.5%)
NRG Energy Inc.	1,491,910	57,334
AES Corp.	3,253,715	50,400
* Vistra Energy Corp.	1,657,910	38,928
NextEra Energy Partners LP	267,399	12,488
Ormat Technologies Inc.	187,059	10,492
Pattern Energy Group Inc. Class A	410,263	8,488
Clearway Energy Inc.	336,790	6,150
TerraForm Power Inc. Class A	308,381	3,546

Clearway Energy Inc. Class A			169,448		3,055
					190,881

Multi-Utilities (30.0%)
Dominion Energy Inc.			3,214,332		239,468
Sempra Energy			1,344,484		154,911
Public Service Enterprise Group Inc.			2,484,594		138,889
Consolidated Edison Inc.			1,530,318		122,961
WEC Energy Group Inc.			1,551,019		112,418
DTE Energy Co.			893,589		106,998
Ameren Corp.			1,199,618		82,318
CMS Energy Corp.			1,392,728		72,547
CenterPoint Energy Inc.			2,421,274		67,820
NiSource Inc.			1,785,418		47,171
SCANA Corp.			666,335		31,091
Vectren Corp.			408,259		29,317
MDU Resources Group Inc.			915,876		24,243
Black Hills Corp.			263,759		17,464
Avista Corp.			322,999		16,802
NorthWestern Corp.			247,540		15,833
Unitil Corp.			72,849		3,693
					1,283,944

Water Utilities (3.6%)
American Water Works Co. Inc.			885,375		84,474
Aqua America Inc.			875,563		30,023
American States Water Co.			180,991		12,141
California Water Service Group			237,026		10,837
SJW Group			99,421		5,571
Middlesex Water Co.			80,591		4,178
Connecticut Water Service Inc.			59,066		4,110
York Water Co.			63,561		2,105
* AquaVenture Holdings Ltd.			59,003		1,108
					154,547
Total Common Stocks (Cost $3,914,168)					4,274,690
Coupon
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
1	Vanguard Market Liquidity Fund (Cost $2)	2.407%		19	2
Total Investments (100.0%) (Cost $3,914,170)					4,274,692
Other Assets and Liabilities-Net (0.0%)					1,248
Net Assets (100%)					4,275,940
* Non-income-producing security.

1		Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

Utilities Index Fund

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at November 30, 2018.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At November 30, 2018, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Vanguard Communication Services Index Fund

Schedule of Investments (unaudited)

As of November 30, 2018

		Shares	Market Value ($000)
Common Stocks (99.1%) 1
Diversified Telecommunication Services (23.4%)
	Alternative Carriers (6.5%)
	CenturyLink Inc.	1,112,008	20,906
*	Zayo Group Holdings Inc.	511,902	13,473
*	Iridium Communications Inc.	486,406	11,616
	Cogent Communications Holdings Inc.	229,745	11,140
*	Vonage Holdings Corp.	1,046,661	11,084
*	ORBCOMM Inc.	1,068,541	10,130
*	pdvWireless Inc.	232,226	10,088
^,*	Globalstar Inc.	20,144,841	7,806

	Integrated Telecommunication Services (16.9%)
	Verizon Communications Inc.	2,252,452	135,823
	AT&T Inc.	2,206,350	68,926
	ATN International Inc.	125,449	10,608
	Consolidated Communications Holdings Inc.	758,825	10,441
*	Cincinnati Bell Inc.	820,324	10,188
^	Frontier Communications Corp.	2,216,667	7,914
	IDT Corp. Class B	465,740	3,908
^,*	Windstream Holdings Inc.	1,141,872	3,437
			347,488
Entertainment (17.5%)
	Interactive Home Entertainment (3.2%)
	Activision Blizzard Inc.	434,645	21,680
*	Electronic Arts Inc.	183,873	15,458
*	Take-Two Interactive Software Inc.	69,939	7,670
*	Zynga Inc. Class A	585,794	2,121
*	Glu Mobile Inc.	102,019	756

	Movies & Entertainment (14.3%)
*	Netflix Inc.	247,531	70,826
	Walt Disney Co.	578,975	66,866
	Twenty-First Century Fox Inc. Class A	630,748	31,203
	Twenty-First Century Fox Inc. Class B	265,964	13,040
	Viacom Inc. Class B	218,391	6,740
*	Live Nation Entertainment Inc.	91,857	5,115
*	Liberty Media Corp-Liberty Formula One Class C	130,096	3,879
*	Madison Square Garden Co. Class A	11,261	3,041
	Cinemark Holdings Inc.	73,071	2,804
	World Wrestling Entertainment Inc. Class A	27,251	2,015
*	Pandora Media Inc.	182,839	1,589
	Lions Gate Entertainment Corp. Class B	75,528	1,362
	Lions Gate Entertainment Corp. Class A	47,985	931
*	IMAX Corp.	45,647	847
*	Liberty Media Corp-Liberty Braves Class C	30,852	771
	Marcus Corp.	16,717	710
*	Liberty Media Corp-Liberty Formula One Class A	23,326	672
	AMC Entertainment Holdings Inc. Class A	46,009	628
*	Liberty Media Corp-Liberty Braves Class A	15,524	388
			261,112

Interactive Media & Services (38.2%)
*	Facebook Inc. Class A	1,339,530	188,351
*	Alphabet Inc. Class C	158,865	173,867
*	Alphabet Inc. Class A	149,602	166,006
*	Twitter Inc.	412,631	12,977
*	IAC/InterActiveCorp	47,468	8,447
*	TripAdvisor Inc.	67,432	4,320
*	Zillow Group Inc. Class C	83,001	3,034
^,*	Snap Inc.	354,337	2,307
*	Yelp Inc. Class A	55,468	1,868
^,*	Match Group Inc.	38,626	1,555
*	Zillow Group Inc. Class A	39,477	1,430
*	Cars.com Inc.	48,084	1,244
*	Liberty TripAdvisor Holdings Inc. Class A	55,631	1,059
*	XO Group Inc.	21,453	740
*	TrueCar Inc.	67,668	704
*	Care.com Inc.	28,138	504
*	Meet Group Inc.	103,022	415
			568,828
Media (14.1%)
	Advertising (1.2%)
	Omnicom Group Inc.	136,708	10,523
	Interpublic Group of Cos. Inc.	239,416	5,626
*	comScore Inc.	40,453	638
	National CineMedia Inc.	80,619	557
	Emerald Expositions Events Inc.	31,989	374
*	Cardlytics Inc.	22,706	327

	Broadcasting (2.2%)
	CBS Corp. Class B	205,871	11,154
*	Discovery Communications Inc. Class C	199,416	5,570
^,*	Discovery Communications Inc. Class A	94,606	2,906
	Nexstar Media Group Inc. Class A	30,544	2,524
	Tribune Media Co. Class A	56,482	2,274
	TEGNA Inc.	149,220	1,983
*	AMC Networks Inc. Class A	31,578	1,890
	Sinclair Broadcast Group Inc. Class A	54,431	1,712
*	Gray Television Inc.	61,280	1,133
	EW Scripps Co. Class A	43,002	758
	Entercom Communications Corp. Class A	110,180	720
*	Hemisphere Media Group Inc. Class A	27,761	385
	Entravision Communications Corp. Class A	112,131	362

	Cable & Satellite (9.8%)
	Comcast Corp. Class A	1,726,721	67,359
*	Charter Communications Inc. Class A	97,352	32,048
*	Liberty Global plc Class C	333,441	8,099
^	Sirius XM Holdings Inc.	975,560	6,078
*	DISH Network Corp. Class A	144,306	4,728
*	Liberty Broadband Corp. Class C	53,441	4,535
*	Liberty Media Corp-Liberty SiriusXM Class C	110,447	4,431
*	GCI Liberty Inc. Class A	60,067	2,875
*	Liberty Broadband Corp. Class A	32,210	2,742
*	Liberty Global plc Class A	110,242	2,737
	Cable One Inc.	2,862	2,574

*	Liberty Media Corp-Liberty SiriusXM Class A	58,830	2,341
*	Liberty Latin America Ltd. Class C	85,090	1,573
*	MSG Networks Inc.	44,580	1,194
*	Liberty Latin America Ltd. Class A	39,289	717
*	Loral Space & Communications Inc.	13,145	559
*	WideOpenWest Inc.	40,101	375

Publishing (0.9%)
News Corp. Class A	248,529	3,226
New York Times Co. Class A	88,407	2,372
John Wiley & Sons Inc. Class A	32,293	1,786
Meredith Corp.	28,480	1,631
News Corp. Class B	97,268	1,303
Scholastic Corp.	22,969	1,061
Gannett Co. Inc.	89,510	928
New Media Investment Group Inc.	50,125	662
*	Tribune Publishing Co.	26,704	390
209,740
Wireless Telecommunication Services (5.9%)
*	T-Mobile US Inc.	347,231	23,768
*	Sprint Corp.	2,084,346	13,090
Telephone & Data Systems Inc.	343,593	12,276
Shenandoah Telecommunications Co.	233,206	11,651
*	United States Cellular Corp.	185,496	10,362
*	Boingo Wireless Inc.	331,850	8,309
Spok Holdings Inc.	529,435	7,714
*	Gogo Inc.	85,783	363
87,533
Total Common Stocks (Cost $1,554,067)	1,474,701

Coupon
Temporary Cash Investment (1.5%) 1
Money Market Fund (1.5%)
2,3	Vanguard Market Liquidity Fund (Cost $22,301)	2.407%	223,028	22,303
Total Investments (100.6%) (Cost $1,576,368)	1,497,004
Other Assets and Liabilities-Net (-0.6%)3,4	(9,664)
Net Assets (100%)	1,487,340

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $14,738,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $21,296,000 of collateral received for securities on loan.
4	Cash of $58,000 has been segregated as initial margin for open futures contracts.

Communication Services Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	December 2018	90	12,412	(81)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At November 30, 2018, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Vanguard Industrials Index Fund

Schedule of Investments (unaudited)

As of November 30, 2018

		Shares	Market Value ($000)
Common Stocks (99.9%)
Aerospace & Defense (22.8%)
	Boeing Co.	734,764	254,787
	United Technologies Corp.	1,102,164	134,288
	Lockheed Martin Corp.	345,054	103,665
	Raytheon Co.	383,976	67,326
	General Dynamics Corp.	339,046	62,686
	Northrop Grumman Corp.	222,697	57,875
*	TransDigm Group Inc.	63,762	23,061
	Harris Corp.	157,936	22,577
	L3 Technologies Inc.	105,444	19,327
	Textron Inc.	334,398	18,773
	Arconic Inc.	585,158	12,569
	Huntington Ingalls Industries Inc.	58,314	12,567
	Spirit AeroSystems Holdings Inc. Class A	143,359	11,738
*	Teledyne Technologies Inc.	48,331	10,854
	Hexcel Corp.	117,774	7,263
	HEICO Corp. Class A	101,328	6,842
	Curtiss-Wright Corp.	56,344	6,220
	BWX Technologies Inc.	134,208	6,069
	HEICO Corp.	57,742	4,880
*	Esterline Technologies Corp.	35,680	4,236
	Moog Inc. Class A	43,693	3,821
*	Axon Enterprise Inc.	78,487	3,412
*	Mercury Systems Inc.	64,747	3,355
*	Aerojet Rocketdyne Holdings Inc.	91,569	3,224
	Cubic Corp.	36,448	2,230
*	Aerovironment Inc.	28,977	2,220
	AAR Corp.	44,477	1,943
*	Kratos Defense & Security Solutions Inc.	119,389	1,588
	Triumph Group Inc.	66,504	1,118
*	Astronics Corp.	33,101	1,074
*	Engility Holdings Inc.	27,578	862
	National Presto Industries Inc.	6,658	855
*	Wesco Aircraft Holdings Inc.	74,878	713
*	KeyW Holding Corp.	64,342	629
*	Ducommun Inc.	14,535	570
			875,217
Air Freight & Logistics (6.3%)
	United Parcel Service Inc. Class B	933,489	107,622
	FedEx Corp.	338,209	77,450
	Expeditors International of Washington Inc.	234,677	17,856
	CH Robinson Worldwide Inc.	186,503	17,220
*	XPO Logistics Inc.	170,761	12,954
	Forward Air Corp.	39,691	2,591
*	Hub Group Inc. Class A	45,512	2,022
*	Atlas Air Worldwide Holdings Inc.	34,456	1,835
*	Air Transport Services Group Inc.	79,065	1,465
*	Echo Global Logistics Inc.	37,000	939
			241,954

Airlines (4.8%)
	Delta Air Lines Inc.	884,185	53,679
	Southwest Airlines Co.	732,881	40,023
*	United Continental Holdings Inc.	330,285	31,938
	American Airlines Group Inc.	557,992	22,409
	Alaska Air Group Inc.	165,780	12,145
*	JetBlue Airways Corp.	421,155	8,221
*	Spirit Airlines Inc.	91,877	5,891
	SkyWest Inc.	69,945	4,034
	Hawaiian Holdings Inc.	68,354	2,744
	Allegiant Travel Co. Class A	17,415	2,341
			183,425
Building Products (3.9%)
	Johnson Controls International plc	1,245,172	43,307
	Masco Corp.	413,951	13,118
	Allegion plc	127,879	11,712
	Lennox International Inc.	48,766	11,017
	AO Smith Corp.	194,677	9,224
	Fortune Brands Home & Security Inc.	191,728	8,398
	Owens Corning	149,325	7,787
	USG Corp.	122,217	5,260
*	Trex Co. Inc.	78,869	5,026
*	Armstrong World Industries Inc.	59,093	3,959
*	Resideo Technologies Inc.	166,988	3,445
	Simpson Manufacturing Co. Inc.	56,285	3,293
	Universal Forest Products Inc.	82,838	2,291
	AAON Inc.	56,342	2,138
*	Builders FirstSource Inc.	154,405	2,089
*	Masonite International Corp.	37,058	1,989
*	JELD-WEN Holding Inc.	98,888	1,885
*	Gibraltar Industries Inc.	43,075	1,558
*	PGT Innovations Inc.	77,923	1,502
	Advanced Drainage Systems Inc.	53,852	1,468
*	Continental Building Products Inc.	50,104	1,432
	Apogee Enterprises Inc.	38,330	1,397
*	American Woodmark Corp.	20,232	1,353
*	Patrick Industries Inc.	31,292	1,243
*	CSW Industrials Inc.	21,134	1,119
	Insteel Industries Inc.	24,548	676
	Quanex Building Products Corp.	42,531	672
*	NCI Building Systems Inc.	58,115	660
	Griffon Corp.	43,242	526
*	Armstrong Flooring Inc.	27,057	423
			149,967
Commercial Services & Supplies (6.4%)
	Waste Management Inc.	577,155	54,108
	Waste Connections Inc.	354,697	27,837
	Republic Services Inc. Class A	306,587	23,711
	Cintas Corp.	121,612	22,788
*	Copart Inc.	281,427	14,403
	KAR Auction Services Inc.	180,617	10,320
	Rollins Inc.	132,137	8,399
*	Stericycle Inc.	115,629	5,558
	MSA Safety Inc.	49,133	5,355
	Brink’s Co.	68,592	4,858
	Healthcare Services Group Inc.	99,449	4,694

*	Clean Harbors Inc.	71,598	4,620
	Tetra Tech Inc.	74,545	4,544
*	Cimpress NV	31,183	3,762
	Deluxe Corp.	64,148	3,230
	UniFirst Corp./MA	19,687	3,040
	Brady Corp. Class A	64,844	2,825
	ABM Industries Inc.	88,486	2,803
	Herman Miller Inc.	80,201	2,716
	Covanta Holding Corp.	158,455	2,624
	Mobile Mini Inc.	59,934	2,422
	HNI Corp.	58,832	2,268
*	Advanced Disposal Services Inc.	83,049	2,238
	Pitney Bowes Inc.	253,087	2,136
	US Ecology Inc.	29,567	2,060
	Steelcase Inc. Class A	116,841	1,893
	Matthews International Corp. Class A	43,288	1,824
*	Casella Waste Systems Inc. Class A	53,570	1,749
	McGrath RentCorp	32,635	1,744
	Viad Corp.	27,152	1,367
	Interface Inc. Class A	80,785	1,309
	Knoll Inc.	66,848	1,295
	ACCO Brands Corp.	140,612	1,142
*	SP Plus Corp.	30,835	935
	Multi-Color Corp.	19,339	859
	Kimball International Inc. Class B	48,969	747
	Quad/Graphics Inc.	43,502	713
	Ennis Inc.	35,316	690
	Essendant Inc.	51,444	650
*,^	Team Inc.	38,462	643
	RR Donnelley & Sons Co.	96,073	608
	LSC Communications Inc.	43,708	438
*	BrightView Holdings Inc.	34,450	434
	VSE Corp.	11,475	334
*	CECO Environmental Corp.	38,920	323
*	Civeo Corp.	177,375	300
*	PICO Holdings Inc.	30,292	295
			243,611
Construction & Engineering (1.7%)
	Jacobs Engineering Group Inc.	171,912	11,289
	Fluor Corp.	189,294	7,748
*	Quanta Services Inc.	200,903	7,052
*	AECOM	216,428	6,960
	EMCOR Group Inc.	78,250	5,701
	Valmont Industries Inc.	30,231	3,946
*	MasTec Inc.	86,408	3,896
	KBR Inc.	189,108	3,512
	Granite Construction Inc.	61,555	3,117
*	Dycom Industries Inc.	42,048	2,786
	Comfort Systems USA Inc.	50,248	2,646
*	Arcosa Inc.	60,442	1,653
	Primoris Services Corp.	55,249	1,334
*	Tutor Perini Corp.	53,861	1,002
*	NV5 Global Inc.	13,386	982
*	Aegion Corp. Class A	43,970	840
	Argan Inc.	18,830	819
*	MYR Group Inc.	22,368	700
*,^	Willscot Corp. Class A	50,466	695

*	IES Holdings Inc.	11,077	195
			66,873
Electrical Equipment (5.5%)
	Emerson Electric Co.	846,069	57,127
	Eaton Corp. plc	583,335	44,882
	Rockwell Automation Inc.	165,813	28,908
	AMETEK Inc.	312,178	22,923
*	Sensata Technologies Holding plc	228,430	10,567
	Hubbell Inc. Class B	73,732	8,122
	Acuity Brands Inc.	54,094	7,033
	nVent Electric plc	228,964	5,729
	EnerSys	56,704	4,954
*	Generac Holdings Inc.	83,563	4,756
	Regal Beloit Corp.	58,391	4,565
	AZZ Inc.	35,080	1,675
*	Sunrun Inc.	111,921	1,640
	GrafTech International Ltd.	97,783	1,546
	Encore Wire Corp.	27,857	1,392
*	Atkore International Group Inc.	62,170	1,269
*	Thermon Group Holdings Inc.	44,375	1,002
*	Vicor Corp.	24,824	889
*	TPI Composites Inc.	20,959	570
*,^	Plug Power Inc.	295,413	517
	Powell Industries Inc.	12,056	369
*	Vivint Solar Inc.	56,185	307
*,^	Energous Corp.	26,923	220
*	Babcock & Wilcox Enterprises Inc.	119,471	106
			211,068
Industrial Conglomerates (11.8%)
	3M Co.	789,744	164,203
	Honeywell International Inc.	999,753	146,714
	General Electric Co.	11,700,504	87,754
	Roper Technologies Inc.	139,120	41,401
	Carlisle Cos. Inc.	80,406	8,484
	Raven Industries Inc.	48,581	1,960
			450,516
Machinery (18.7%)
	Caterpillar Inc.	800,125	108,553
	Deere & Co.	411,408	63,719
	Illinois Tool Works Inc.	406,335	56,501
	Ingersoll-Rand plc	330,234	34,186
	Cummins Inc.	208,868	31,552
	Fortive Corp.	404,315	30,756
	Parker-Hannifin Corp.	178,192	30,656
	PACCAR Inc.	471,912	29,362
	Stanley Black & Decker Inc.	205,997	26,955
	Xylem Inc./NY	241,795	17,646
	Dover Corp.	198,825	16,878
	IDEX Corp.	103,212	14,181
	Snap-on Inc.	75,927	12,622
^	Wabtec Corp.	116,775	11,047
	Graco Inc.	224,977	9,910
	Donaldson Co. Inc.	173,736	9,736
	Pentair plc	224,307	9,578
*	Middleby Corp.	75,012	9,061
	Toro Co.	141,420	8,767

*	WABCO Holdings Inc.	71,221	8,650
	Flowserve Corp.	176,140	8,545
	Nordson Corp.	70,441	8,482
	Allison Transmission Holdings Inc.	166,817	7,859
	Lincoln Electric Holdings Inc.	83,501	7,177
	Oshkosh Corp.	98,413	7,020
	ITT Inc.	117,900	6,538
	Woodward Inc.	74,732	6,254
	Crane Co.	64,236	5,548
	AGCO Corp.	90,528	5,403
*	RBC Bearings Inc.	33,102	5,065
	Kennametal Inc.	109,891	4,596
*	Proto Labs Inc.	34,555	4,447
*	Gardner Denver Holdings Inc.	174,234	4,312
	Trinity Industries Inc.	178,962	4,265
*	Rexnord Corp.	140,568	3,979
	Barnes Group Inc.	65,438	3,930
	Timken Co.	93,641	3,760
	Hillenbrand Inc.	84,020	3,723
	John Bean Technologies Corp.	42,521	3,510
	Terex Corp.	99,213	3,280
*	Colfax Corp.	120,052	2,994
*	Harsco Corp.	109,161	2,920
	Albany International Corp.	38,974	2,820
	Watts Water Technologies Inc. Class A	37,337	2,754
	Altra Industrial Motion Corp.	82,273	2,596
*	Welbilt Inc.	179,111	2,475
	ESCO Technologies Inc.	34,889	2,452
	Franklin Electric Co. Inc.	53,213	2,408
*	Chart Industries Inc.	37,541	2,386
	Mueller Water Products Inc. Class A	213,749	2,251
*	SPX FLOW Inc.	57,323	2,151
	Greenbrier Cos. Inc.	43,313	2,118
	Actuant Corp. Class A	81,816	2,094
	EnPro Industries Inc.	28,324	1,993
*	Navistar International Corp.	59,967	1,921
	Federal Signal Corp.	81,155	1,904
*	Meritor Inc.	111,053	1,832
*	TriMas Corp.	61,737	1,792
	Mueller Industries Inc.	73,801	1,758
*	SPX Corp.	58,029	1,716
	Sun Hydraulics Corp.	38,392	1,600
	Lindsay Corp.	14,591	1,476
	Standex International Corp.	17,420	1,388
	Tennant Co.	23,160	1,386
	Kadant Inc.	15,004	1,367
*	Milacron Holdings Corp.	95,427	1,360
	Wabash National Corp.	76,907	1,195
	Douglas Dynamics Inc.	30,253	1,128
	Alamo Group Inc.	13,295	1,101
	Astec Industries Inc.	27,953	997
	Columbus McKinnon Corp.	27,835	969
	Global Brass & Copper Holdings Inc.	29,783	964
*	Evoqua Water Technologies Corp.	100,621	920
*	Manitowoc Co. Inc.	45,169	892
	Briggs & Stratton Corp.	58,006	865
	Gorman-Rupp Co.	24,717	828

*	CIRCOR International Inc.	22,852	756
	Hyster-Yale Materials Handling Inc.	11,137	729
	American Railcar Industries Inc.	10,293	723
*	Lydall Inc.	23,805	527
	REV Group Inc.	38,229	466
	Titan International Inc.	67,133	437
	Park-Ohio Holdings Corp.	11,400	411
*,^	Energy Recovery Inc.	49,076	401
	NN Inc.	53,124	381
*	Blue Bird Corp.	17,715	339
			716,950
Marine (0.2%)
*	Kirby Corp.	76,560	5,845
	Matson Inc.	57,573	2,265
*	Genco Shipping & Trading Ltd.	22,279	186
			8,296
Professional Services (4.7%)
*	IHS Markit Ltd.	527,633	28,160
*	Verisk Analytics Inc. Class A	210,609	25,972
*	CoStar Group Inc.	48,987	18,095
	Equifax Inc.	162,097	16,642
	TransUnion	248,611	16,053
	Nielsen Holdings plc	478,193	12,993
	Robert Half International Inc.	164,809	10,190
	Dun & Bradstreet Corp.	49,958	7,171
	ManpowerGroup Inc.	87,356	7,092
	Insperity Inc.	50,869	5,089
*	ASGN Inc.	70,453	4,879
*	FTI Consulting Inc.	51,397	3,611
	Korn/Ferry International	73,401	3,594
	Exponent Inc.	70,276	3,536
*	TriNet Group Inc.	61,688	2,832
*	WageWorks Inc.	53,360	1,778
	ICF International Inc.	25,387	1,778
*	Huron Consulting Group Inc.	30,445	1,695
	Navigant Consulting Inc.	60,610	1,553
*	CBIZ Inc.	70,601	1,489
*	TrueBlue Inc.	54,840	1,385
	Kforce Inc.	31,516	999
	Kelly Services Inc. Class A	42,806	981
	Heidrick & Struggles International Inc.	25,547	937
	Barrett Business Services Inc.	9,897	696
	Resources Connection Inc.	41,218	694
	Forrester Research Inc.	13,383	626
*	Mistras Group Inc.	22,645	389
*	InnerWorkings Inc.	64,949	274
*	GP Strategies Corp.	16,854	223
			181,406
Road & Rail (9.8%)
	Union Pacific Corp.	995,573	153,099
	CSX Corp.	1,098,392	79,776
	Norfolk Southern Corp.	377,000	64,369
	Kansas City Southern	137,544	14,174
	JB Hunt Transport Services Inc.	117,773	12,526
	Old Dominion Freight Line Inc.	82,796	11,321
*	Genesee & Wyoming Inc. Class A	80,005	6,663

	Knight-Swift Transportation Holdings Inc.	179,850	6,234
	Landstar System Inc.	55,319	6,034
	AMERCO	11,857	4,108
	Ryder System Inc.	71,685	4,055
*	Avis Budget Group Inc.	90,628	2,654
	Werner Enterprises Inc.	62,488	2,116
*	Saia Inc.	34,586	2,086
	ArcBest Corp.	34,351	1,383
*	Hertz Global Holdings Inc.	67,501	1,263
	Heartland Express Inc.	60,623	1,258
	Marten Transport Ltd.	55,641	1,084
*	YRC Worldwide Inc.	44,172	250
*	Daseke Inc.	60,684	244
*	Roadrunner Transportation Systems Inc.	9,292	7
			374,704
Trading Companies & Distributors (3.2%)
	Fastenal Co.	386,282	22,891
	WW Grainger Inc.	64,231	20,171
*	United Rentals Inc.	111,401	13,048
*	HD Supply Holdings Inc.	234,905	9,373
	Watsco Inc.	43,143	6,631
	MSC Industrial Direct Co. Inc. Class A	61,984	5,491
	Air Lease Corp. Class A	133,023	5,169
	GATX Corp.	48,195	4,025
	Applied Industrial Technologies Inc.	52,086	3,398
*	WESCO International Inc.	63,380	3,385
*	Univar Inc.	151,891	3,290
*	Beacon Roofing Supply Inc.	91,873	3,203
*	SiteOne Landscape Supply Inc.	51,830	3,195
	Triton International Ltd.	70,877	2,416
*	NOW Inc.	146,209	1,972
*	MRC Global Inc.	121,510	1,911
	Kaman Corp.	32,064	1,820
	Rush Enterprises Inc. Class A	40,877	1,557
	Aircastle Ltd.	79,522	1,483
*	BMC Stock Holdings Inc.	86,512	1,472
*	Herc Holdings Inc.	28,749	1,025
	H&E Equipment Services Inc.	43,283	959
*	GMS Inc.	44,191	830
*	DXP Enterprises Inc.	22,400	812
*	Veritiv Corp.	16,002	486
	Systemax Inc.	17,110	477
*	Nexeo Solutions Inc.	43,481	423
*	Foundation Building Materials Inc.	25,557	250
*	General Finance Corp.	18,145	248
	Rush Enterprises Inc. Class B	6,253	242
^	EnviroStar Inc.	4,229	150
			121,803
Transportation Infrastructure (0.1%)
	Macquarie Infrastructure Corp.	109,166	4,552

Total Common Stocks (Cost $3,442,053)			3,830,342

		Coupon		Market Value ($000)
Temporary Cash Investment (0.1%)
1,2	Vanguard Market Liquidity Fund (Cost $2,252)	2.407%	22,517	2,252
Total Investments (100.0%) (Cost $3,444,305)				3,832,594
Other Assets and Liabilities-Net (-0.0%)[2]				(219)
Net Assets (100%)				3,832,375

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,155,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $2,251,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At November 30, 2018, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Vanguard Energy Index Fund

Schedule of Investments (unaudited)

As of November 30, 2018

		Shares	Market Value ($000)
Common Stocks (99.9%)[1]
Energy Equipment & Services (11.8%)
	Oil & Gas Drilling (1.5%)
	Helmerich & Payne Inc.	311,337	18,867
^,*	Transocean Ltd.	1,254,447	11,641
	Patterson-UTI Energy Inc.	629,156	8,733
	Ensco plc Class A	1,252,939	7,104
*	Rowan Cos. plc Class A	344,167	4,770
*	Unit Corp.	154,331	3,210
	Nabors Industries Ltd.	971,770	3,139
*	Noble Corp. plc	703,022	2,931
^,*	Diamond Offshore Drilling Inc.	197,209	2,485

	Oil & Gas Equipment & Services (10.3%)
	Schlumberger Ltd.	3,958,266	178,518
	Halliburton Co.	2,516,110	79,081
	National Oilwell Varco Inc.	1,094,187	35,134
	Baker Hughes a GE Co. Class A	1,440,201	32,865
	TechnipFMC plc	1,234,736	28,510
	Core Laboratories NV	126,440	10,508
*	Apergy Corp.	220,873	7,572
*	Oceaneering International Inc.	281,117	4,720
	McDermott International Inc.	516,226	4,496
*	Dril-Quip Inc.	107,394	4,216
	Archrock Inc.	370,189	3,776
*	Oil States International Inc.	162,249	3,638
*	ProPetro Holding Corp.	215,349	3,493
*	Helix Energy Solutions Group Inc.	401,120	3,289
	US Silica Holdings Inc.	221,501	3,143
*	C&J Energy Services Inc.	175,916	3,022
	RPC Inc.	185,432	2,426
*	Superior Energy Services Inc.	444,348	2,422
*	Tidewater Inc.	91,645	2,179
*	Exterran Corp.	92,615	2,084
*	SEACOR Holdings Inc.	49,243	2,046
*	Newpark Resources Inc.	259,061	1,992
*	Frank’s International NV	224,507	1,650
^,*	Weatherford International plc	2,878,564	1,647
*	Matrix Service Co.	76,761	1,569
*	Keane Group Inc.	141,059	1,569
*	Forum Energy Technologies Inc.	202,477	1,355
*	KLX Energy Services Holdings Inc.	57,320	1,157
*	Nine Energy Service Inc.	34,998	986
*	SEACOR Marine Holdings Inc.	46,825	842
*	TETRA Technologies Inc.	359,006	833
*	RigNet Inc.	42,653	776
	Mammoth Energy Services Inc.	25,621	645
*	FTS International Inc.	62,551	618
^,*	Covia Holdings Corp.	91,001	537
^,*	Bristow Group Inc.	105,172	412
*	Basic Energy Services Inc.	51,655	324

*	NCS Multistage Holdings Inc.	30,119	220
*	Key Energy Services Inc.	24,872	145
			497,295
Oil, Gas & Consumable Fuels (88.1%)
	Coal & Consumable Fuels (0.3%)
	Peabody Energy Corp.	226,194	7,044
	Arch Coal Inc. Class A	53,209	4,324
*	CONSOL Energy Inc.	64,667	2,222

	Integrated Oil & Gas (42.1%)
	Exxon Mobil Corp.	12,106,362	962,456
	Chevron Corp.	5,479,139	651,689
	Occidental Petroleum Corp.	2,186,676	153,657

	Oil & Gas Exploration & Production (27.2%)
	ConocoPhillips	3,322,970	219,914
	EOG Resources Inc.	1,656,194	171,101
	Anadarko Petroleum Corp.	1,464,238	77,458
*	Concho Resources Inc.	572,636	74,637
	Pioneer Natural Resources Co.	487,244	71,990
	Diamondback Energy Inc.	445,720	49,199
	Hess Corp.	771,199	41,560
	Marathon Oil Corp.	2,442,319	40,762
	Devon Energy Corp.	1,454,744	39,322
	Apache Corp.	1,093,658	38,420
	Noble Energy Inc.	1,381,395	32,794
	Cabot Oil & Gas Corp.	1,261,454	31,738
	Cimarex Energy Co.	272,645	22,351
*	WPX Energy Inc.	1,200,989	16,754
	Murphy Oil Corp.	469,499	14,977
*	Parsley Energy Inc. Class A	719,758	14,489
	EQT Corp.	754,835	14,123
*	Continental Resources Inc.	269,181	12,307
	Range Resources Corp.	714,466	10,396
	Texas Pacific Land Trust	17,818	10,320
*	Newfield Exploration Co.	571,502	9,687
*	Southwestern Energy Co.	1,676,337	8,080
*	Whiting Petroleum Corp.	260,762	7,893
*	Antero Resources Corp.	590,381	7,752
^,*	Chesapeake Energy Corp.	2,601,961	7,598
*	Centennial Resource Development Inc. Class A	453,592	7,040
*	Matador Resources Co.	300,234	6,845
*	CNX Resources Corp.	487,367	6,745
*	PDC Energy Inc.	188,379	6,394
	SM Energy Co.	305,239	6,227
*	Callon Petroleum Co.	650,582	5,563
*	Oasis Petroleum Inc.	771,143	5,506
*	QEP Resources Inc.	677,529	5,441
*	Carrizo Oil & Gas Inc.	261,908	4,481
*	SRC Energy Inc.	692,306	3,995
*	Gulfport Energy Corp.	445,893	3,799
*	Kosmos Energy Ltd.	680,769	3,663
*	California Resources Corp.	130,677	3,128
*	Gran Tierra Energy Inc.	1,118,734	2,987
*	Denbury Resources Inc.	1,317,210	2,977
*	Laredo Petroleum Inc.	470,461	2,056
^,*	Resolute Energy Corp.	56,282	2,001

^,*	Jagged Peak Energy Inc.	152,302	1,742
^,*	Tellurian Inc.	240,632	1,740
*	Extraction Oil & Gas Inc.	300,890	1,715
*	Penn Virginia Corp.	27,994	1,628
*	W&T Offshore Inc.	276,407	1,606
*	WildHorse Resource Development Corp.	72,891	1,347
*	Talos Energy Inc.	61,943	1,197
*	Bonanza Creek Energy Inc.	44,043	1,169
*	Ring Energy Inc.	165,633	1,158
*	HighPoint Resources Corp.	332,493	1,084
^,*	Halcon Resources Corp.	370,824	1,038
*	SandRidge Energy Inc.	65,505	642
*	Ultra Petroleum Corp.	450,494	572
*	SilverBow Resources Inc.	16,354	400
*	Northern Oil and Gas Inc.	148,582	377
*	Midstates Petroleum Co. Inc.	41,061	341
^,*	Eclipse Resources Corp.	302,034	338
^,*	Sanchez Energy Corp.	244,761	171
^,*	Jones Energy Inc. Class A	1	—

	Oil & Gas Refining & Marketing (9.8%)
	Marathon Petroleum Corp.	1,975,340	128,713
	Phillips 66	1,261,154	117,943
	Valero Energy Corp.	1,222,106	97,646
	HollyFrontier Corp.	478,578	29,897
	PBF Energy Inc. Class A	325,578	12,593
	Delek US Holdings Inc.	228,023	9,073
	World Fuel Services Corp.	193,587	4,993
	CVR Energy Inc.	86,243	3,255
*	Renewable Energy Group Inc.	95,909	2,585
	Green Plains Inc.	113,631	1,846
*	Par Pacific Holdings Inc.	84,927	1,437
*	REX American Resources Corp.	16,155	1,124
*	Clean Energy Fuels Corp.	405,649	905

	Oil & Gas Storage & Transportation (8.7%)
	Kinder Morgan Inc.	5,679,250	96,945
	Williams Cos. Inc.	3,461,379	87,642
	ONEOK Inc.	1,175,975	72,240
*	Cheniere Energy Inc.	603,164	36,865
	Targa Resources Corp.	644,990	28,786
*	Equitrans Midstream Corp.	644,448	14,384
	Plains GP Holdings LP Class A	429,862	9,513
^	Tallgrass Energy LP Class A	442,854	9,459
^	Antero Midstream GP LP	212,989	3,154
	SemGroup Corp. Class A	169,670	2,754
*	Enbridge Energy Management LLC	224,541	2,448
	EnLink Midstream LLC	180,444	2,063
*	International Seaways Inc.	54,240	1,046
			3,703,436
Total Common Stocks (Cost $5,089,313)			4,200,731

		Coupon
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.6%)
2,3	Vanguard Market Liquidity Fund, (Cost $24,699)	2.407%	247,000	24,700
Total Investments (100.5%) (Cost $5,114,012)				4,225,431
Other Assets and Liabilities-Net (-0.5%)3				(20,872)
Net Assets (100%)				4,204,559

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $21,229,000.
*	Non-income-producing security.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $24,836,000 of collateral received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	December 2018	29	4,000	(8)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is

Energy Index Fund

mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At November 30, 2018, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Vanguard Extended Duration Treasury Index Fund

Schedule of Investments (unaudited)

As of November 30, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.9%)
U.S. Government Securities (99.9%)
United States Treasury Strip Coupon	0.000%	11/15/38	26,335	13,669
United States Treasury Strip Coupon	0.000%	2/15/39	73,010	37,492
United States Treasury Strip Coupon	0.000%	5/15/39	60,510	30,766
United States Treasury Strip Coupon	0.000%	8/15/39	70,605	35,518
United States Treasury Strip Coupon	0.000%	11/15/39	68,915	34,323
United States Treasury Strip Coupon	0.000%	2/15/40	59,520	29,360
United States Treasury Strip Coupon	0.000%	5/15/40	30,840	15,080
United States Treasury Strip Coupon	0.000%	8/15/40	52,350	25,353
United States Treasury Strip Coupon	0.000%	11/15/40	59,365	28,477
United States Treasury Strip Coupon	0.000%	2/15/41	64,365	30,579
United States Treasury Strip Coupon	0.000%	5/15/41	56,445	26,534
United States Treasury Strip Coupon	0.000%	8/15/41	55,770	25,990
United States Treasury Strip Coupon	0.000%	11/15/41	48,959	22,621
United States Treasury Strip Coupon	0.000%	2/15/42	57,755	26,428
United States Treasury Strip Coupon	0.000%	5/15/42	57,150	25,887
United States Treasury Strip Coupon	0.000%	8/15/42	46,260	20,763
United States Treasury Strip Coupon	0.000%	11/15/42	57,225	25,456
United States Treasury Strip Coupon	0.000%	2/15/43	65,290	28,779
United States Treasury Strip Coupon	0.000%	5/15/43	71,120	31,131
United States Treasury Strip Coupon	0.000%	8/15/43	36,715	15,931
United States Treasury Strip Coupon	0.000%	11/15/43	35,125	15,104
United States Treasury Strip Coupon	0.000%	2/15/44	56,095	23,906
United States Treasury Strip Coupon	0.000%	5/15/44	56,220	23,797
United States Treasury Strip Coupon	0.000%	8/15/44	55,700	23,381
United States Treasury Strip Coupon	0.000%	11/15/44	32,110	13,371
United States Treasury Strip Coupon	0.000%	2/15/45	42,820	17,673
United States Treasury Strip Coupon	0.000%	5/15/45	44,615	18,299
United States Treasury Strip Coupon	0.000%	8/15/45	51,260	20,820
United States Treasury Strip Coupon	0.000%	11/15/45	55,520	22,390
United States Treasury Strip Coupon	0.000%	2/15/46	52,960	21,130
United States Treasury Strip Coupon	0.000%	5/15/46	48,785	19,308
United States Treasury Strip Coupon	0.000%	8/15/46	49,340	19,381
United States Treasury Strip Coupon	0.000%	11/15/46	54,800	21,363
United States Treasury Strip Coupon	0.000%	2/15/47	53,490	20,661
United States Treasury Strip Coupon	0.000%	5/15/47	64,420	24,641
United States Treasury Strip Coupon	0.000%	8/15/47	51,500	19,562
United States Treasury Strip Coupon	0.000%	11/15/47	49,245	18,559
United States Treasury Strip Coupon	0.000%	2/15/48	64,865	24,233
United States Treasury Strip Coupon	0.000%	5/15/48	29,950	11,152
United States Treasury Strip Coupon	0.000%	8/15/48	16,150	5,992
United States Treasury Strip Coupon	0.000%	11/15/48	5,050	1,861
United States Treasury Strip Principal	0.000%	2/15/39	57,335	30,069
United States Treasury Strip Principal	0.000%	5/15/39	50,675	26,280
United States Treasury Strip Principal	0.000%	8/15/39	37,930	19,454
United States Treasury Strip Principal	0.000%	11/15/39	39,540	20,060
United States Treasury Strip Principal	0.000%	2/15/40	49,545	24,885
United States Treasury Strip Principal	0.000%	5/15/40	47,245	23,482
United States Treasury Strip Principal	0.000%	8/15/40	37,950	18,696
United States Treasury Strip Principal	0.000%	11/15/40	42,200	20,576

United States Treasury Strip Principal	0.000%	2/15/41	23,200	11,219
United States Treasury Strip Principal	0.000%	5/15/41	31,020	14,834
United States Treasury Strip Principal	0.000%	8/15/41	28,765	13,623
United States Treasury Strip Principal	0.000%	11/15/41	27,105	12,724
United States Treasury Strip Principal	0.000%	2/15/42	24,380	11,335
United States Treasury Strip Principal	0.000%	5/15/42	32,405	14,904
United States Treasury Strip Principal	0.000%	8/15/42	55,305	25,176
United States Treasury Strip Principal	0.000%	11/15/42	60,580	27,285
United States Treasury Strip Principal	0.000%	2/15/43	62,450	27,863
United States Treasury Strip Principal	0.000%	5/15/43	44,935	19,901
United States Treasury Strip Principal	0.000%	8/15/43	44,955	19,731
United States Treasury Strip Principal	0.000%	11/15/43	44,880	19,530
United States Treasury Strip Principal	0.000%	2/15/44	46,320	19,976
United States Treasury Strip Principal	0.000%	5/15/44	61,470	26,336
United States Treasury Strip Principal	0.000%	8/15/44	60,610	25,759
United States Treasury Strip Principal	0.000%	11/15/44	54,315	22,897
United States Treasury Strip Principal	0.000%	2/15/45	49,960	20,850
United States Treasury Strip Principal	0.000%	5/15/45	56,540	23,455
United States Treasury Strip Principal	0.000%	8/15/45	82,540	33,887
United States Treasury Strip Principal	0.000%	11/15/45	83,730	34,159
United States Treasury Strip Principal	0.000%	2/15/46	47,160	19,026
United States Treasury Strip Principal	0.000%	5/15/46	50,010	20,012
United States Treasury Strip Principal	0.000%	8/15/46	50,230	19,958
United States Treasury Strip Principal	0.000%	11/15/46	89,720	35,369
United States Treasury Strip Principal	0.000%	2/15/47	81,235	31,783
United States Treasury Strip Principal	0.000%	5/15/47	65,865	25,528
United States Treasury Strip Principal	0.000%	8/15/47	79,240	30,458
United States Treasury Strip Principal	0.000%	11/15/47	61,670	23,493
United States Treasury Strip Principal	0.000%	2/15/48	83,085	31,404
United States Treasury Strip Principal	0.000%	5/15/48	89,500	33,535
United States Treasury Strip Principal	0.000%	8/15/48	15,380	5,727
United States Treasury Strip Principal	0.000%	11/15/48	15,050	5,558
Total U.S. Government and Agency Obligations (Cost $1,946,186)				1,807,518
			Shares
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund (Cost $911)	2.407%		9,108	911

Total Investments (100.0%) (Cost $1,947,097)				1,808,429
Other Assets and Liabilities-Net (0.0%)				(700)
Net Assets (100%)				1,807,729

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Extended Duration Treasury Index Fund

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
U.S. Government and Agency Obligations	—	1,807,518	—
Temporary Cash Investments	911	—	—
Total	911	1,807,518	—

Vanguard Global Wellington Fund

Schedule of Investments (unaudited)

As of November 30, 2018

	Shares	Market Value ($000)
Common Stocks (64.9%)
Canada (3.1%)
Suncor Energy Inc.	402,525	12,979
Canadian National Railway Co.	83,537	7,169
Canadian Natural Resources Ltd.	199,412	5,011
Bank of Nova Scotia	40,712	2,214
		27,373
France (3.6%)
TOTAL SA	161,444	8,980
Vinci SA	100,150	8,739
BNP Paribas SA	123,016	6,188
Schneider Electric SE	72,042	5,251
Legrand SA	37,041	2,272
		31,430
Germany (1.1%)
Deutsche Post AG	185,197	5,920
Bayerische Motoren Werke AG	46,502	3,818
		9,738
Hong Kong (0.3%)
CK Infrastructure Holdings Ltd.	377,301	2,872

Italy (0.5%)
Assicurazioni Generali SPA	284,962	4,809

Japan (8.0%)
Seven & i Holdings Co. Ltd.	263,818	11,512
Tokio Marine Holdings Inc.	231,642	11,443
Mitsubishi UFJ Financial Group Inc.	1,394,602	7,630
Marui Group Co. Ltd.	308,800	6,674
Nippon Telegraph & Telephone Corp.	148,722	6,135
SMC Corp.	15,951	5,448
Sumitomo Mitsui Financial Group Inc.	145,521	5,357
Isuzu Motors Ltd.	347,974	4,960
^ Takeda Pharmaceutical Co. Ltd.	118,765	4,471
Daiwa House Industry Co. Ltd.	95,859	3,028
Eisai Co. Ltd.	28,595	2,633
		69,291
Netherlands (1.9%)
Koninklijke Philips NV	215,033	8,154
ING Groep NV	554,669	6,718
ASML Holding NV	10,340	1,768
		16,640
South Korea (0.6%)
Samsung Electronics Co. Ltd.	130,001	4,871

Spain (1.5%)
* Iberdrola SA	1,297,694	9,708
CaixaBank SA	726,890	3,003
		12,711

Switzerland (5.2%)
Novartis AG	209,358	19,115
Nestle SA	131,008	11,177
Zurich Insurance Group AG	25,298	7,952
Julius Baer Group Ltd.	126,457	5,100
ABB Ltd.	88,763	1,800
		45,144
Taiwan (0.7%)
Taiwan Semiconductor Manufacturing Co. Ltd.	816,000	6,026

United Kingdom (2.3%)
AstraZeneca plc ADR	210,143	8,368
BAE Systems plc	1,128,392	7,094
Diageo plc	115,505	4,171
		19,633
United States (36.1%)
Chubb Ltd.	114,520	15,316
Sempra Energy	111,684	12,868
PepsiCo Inc.	103,254	12,591
Medtronic plc	127,286	12,414
General Dynamics Corp.	61,184	11,312
Verizon Communications Inc.	183,207	11,047
Deere & Co.	69,777	10,807
McDonald’s Corp.	57,036	10,752
United Parcel Service Inc. Class B	92,370	10,649
Cisco Systems Inc.	212,337	10,165
American Tower Corp.	57,931	9,529
Microsoft Corp.	85,284	9,457
PNC Financial Services Group Inc.	66,405	9,016
Union Pacific Corp.	56,459	8,682
Merck & Co. Inc.	108,652	8,620
TJX Cos. Inc.	176,270	8,611
Mondelez International Inc. Class A	189,560	8,526
Lockheed Martin Corp.	28,207	8,474
Abbott Laboratories	109,025	8,073
* Alphabet Inc. Class A	7,273	8,071
Bristol-Myers Squibb Co.	144,951	7,749
Bank of America Corp.	250,595	7,117
Schlumberger Ltd.	155,063	6,993
JPMorgan Chase & Co.	60,759	6,756
UnitedHealth Group Inc.	23,635	6,650
Comcast Corp. Class A	161,910	6,316
Colgate-Palmolive Co.	99,195	6,301
Intel Corp.	126,480	6,237
Autoliv Inc.	62,412	5,362
Cognizant Technology Solutions Corp. Class A	68,128	4,853
KLA-Tencor Corp.	48,543	4,784
Honeywell International Inc.	31,950	4,689
Chevron Corp.	38,195	4,543
Principal Financial Group Inc.	86,823	4,282
Walgreens Boots Alliance Inc.	48,372	4,096
Marsh & McLennan Cos. Inc.	38,812	3,443
Caterpillar Inc.	24,759	3,359
* Linde plc	21,041	3,347
Prudential Financial Inc.	32,374	3,035
Accenture plc Class A	18,019	2,965

International Paper Co.	64,103	2,961
Cardinal Health Inc.	25,095	1,376
PPG Industries Inc.	10,336	1,130
NextEra Energy Inc.	3,664	666
		313,990
Total Common Stocks (Cost $566,643)		564,528

		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (5.2%)
United States (5.2%)
1,2	Fannie Mae Pool	3.000%	12/1/47	855	815
1,2,3	Fannie Mae Pool	3.500%	9/1/48–1/1/49	4,707	4,613
1,2	Fannie Mae REMICS	2.000%	9/25/40	177	169
1,2	Fannie Mae REMICS	3.500%	6/25/44–2/25/48	1,779	1,781
1,2	Fannie Mae REMICS	2.500%	5/25/45	569	549
1,2	Freddie Mac Gold Pool	3.000%	11/1/47–12/1/47	2,343	2,236
1,2	Freddie Mac Gold Pool	3.500%	11/1/47–12/1/47	6,742	6,616
1,2	Freddie Mac REMICS	4.000%	12/15/39–8/15/40	1,529	1,570
1,2	Freddie Mac REMICS	3.500%	9/15/40–11/15/40	571	570
1,2	Freddie Mac REMICS	1.750%	9/15/42	1,469	1,383
1	Government National Mortgage Assn.	2.750%	9/20/44	292	285
	United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	1,510	1,478
4	United States Treasury Note/Bond	1.500%	10/31/19	950	940
	United States Treasury Note/Bond	1.500%	8/15/20	1,310	1,282
	United States Treasury Note/Bond	2.875%	10/31/20	8,400	8,409
	United States Treasury Note/Bond	1.875%	9/30/22	1,115	1,076
	United States Treasury Note/Bond	2.125%	12/31/22	785	763
	United States Treasury Note/Bond	2.500%	3/31/23	1,560	1,538
	United States Treasury Note/Bond	2.750%	7/31/23	785	782
	United States Treasury Note/Bond	2.875%	9/30/23	645	646
	United States Treasury Note/Bond	2.875%	5/15/28	150	148
	United States Treasury Note/Bond	2.875%	8/15/28	880	870
	United States Treasury Note/Bond	3.125%	11/15/28	1,585	1,601
	United States Treasury Note/Bond	2.750%	11/15/47	2,855	2,557
	United States Treasury Note/Bond	3.000%	2/15/48	1,460	1,375
	United States Treasury Note/Bond	3.125%	5/15/48	445	430
	United States Treasury Note/Bond	3.000%	8/15/48	225	212
	United States Treasury Strip Principal	0.000%	5/15/47	660	256
	United States Treasury Strip Principal	0.000%	8/15/47	755	290
Total U.S. Government and Agency Obligations (Cost $46,129)					45,240
Asset-Backed/Commercial Mortgage-Backed Securities (2.1%)
Australia (0.0%)
5	National Australia Bank Ltd.	2.400%	12/7/21	575	560

Canada (0.2%)
1,5,6	CARDS II Trust 2017-2A	2.567%	10/17/22	720	721
1,5,6	Master Credit Card Trust II Series 2018-1A	2.790%	7/21/24	765	764
					1,485
Cayman Islands (0.7%)
1,5,7	Atlas Senior Loan Fund V Ltd.	3.696%	7/16/29	750	750
1,5,7	KKR CLO 16 Ltd.	3.959%	1/20/29	360	360
1,5,7	KKR CLO 17 Ltd.	3.776%	4/15/29	730	731

1,5,7	Madison Park Funding XVIII Ltd.	3.659%	10/21/30	730	731
1,5,7	Madison Park Funding XXX Ltd.	3.186%	4/15/29	1,400	1,391
1,5,7	Magnetite VII Ltd.	3.236%	1/15/28	1,375	1,365
1,5,7	Race Point IX CLO Ltd.	3.646%	10/15/30	730	728
					6,056
Spain (0.1%)
8	Bankia SA	4.125%	3/24/36	450	665

United States (1.1%)
1	AmeriCredit Automobile Receivables Trust 2014-3	2.580%	9/8/20	85	85
1,5,9	Angel Oak Mortgage Trust I LLC 2018-3	3.649%	9/25/48	700	701
1,5	ARI Fleet Lease Trust 2018-A	2.550%	10/15/26	240	239
1,5,7	Bristol Park CLO Ltd.	3.856%	4/15/29	685	684
1,5	Chesapeake Funding II LLC 2018-2A	1.990%	5/15/29	498	492
1,5	Chesapeake Funding II LLC 2018-2A	3.230%	8/15/30	870	868
1,5	Chrysler Capital Auto Receivables Trust 2016-A	3.250%	6/15/22	245	245
1,5,9	COLT 2018-1 Mortgage Loan Trust	2.930%	2/25/48	204	202
1,5,9	COLT 2018-3 Mortgage Loan Trust	3.692%	10/26/48	239	238
1,5,9	Deephaven Residential Mortgage Trust 2018-1	2.976%	12/25/57	322	318
1,5	Enterprise Fleet Financing LLC Series 2018-1	2.870%	10/20/23	745	741
1,5	First Investors Auto Owner Trust	2.000%	3/15/22	297	295
1,5	First Investors Auto Owner Trust	2.410%	12/15/22	120	119
1,5	GreatAmerica Leasing Receivables Funding LLC Series 2018-1	2.600%	6/15/21	255	253
1,5	GreatAmerica Leasing Receivables Funding LLC Series 2018-1	2.830%	6/17/24	167	165
1,5	Hyundai Auto Lease Securitization Trust 2018-A	2.550%	8/17/20	443	442
1,5	MMAF Equipment Finance LLC 2016-A	1.480%	6/15/20	119	118
1,5	MMAF Equipment Finance LLC 2017-B	2.210%	10/17/22	170	167
1,5	OneMain Direct Auto Receivables Trust 2017-2	2.310%	12/14/21	700	697
1	Santander Drive Auto Receivables Trust 2014-4	3.100%	11/16/20	161	161
1	Santander Drive Auto Receivables Trust 2016-3	1.890%	6/15/21	388	387
1,5	Sofi Consumer Loan Program 2018-2 Trust	2.930%	4/26/27	294	293
1,5,9	Towd Point Mortgage Trust 2018-1	3.000%	1/25/58	301	296
1,5	Vantage Data Centers Issuer LLC 2018-1A	4.072%	2/16/43	298	298
1,5	Westlake Automobile Receivables Trust	2.980%	1/18/22	700	699
1,5	Westlake Automobile Receivables Trust 2018-1	2.240%	12/15/20	470	469
					9,672
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $18,554)					18,438
Corporate Bonds (20.2%)
Australia (0.2%)
1,5	Macquarie Group Ltd.	4.150%	3/27/24	1,025	1,013
5	WEA Finance LLC	4.625%	9/20/48	220	207
5	WEA Finance LLC	4.125%	9/20/28	595	587
	Westpac Banking Corp.	2.300%	5/26/20	198	195
					2,002
Belgium (0.0%)
10	Anheuser-Busch InBev SA/NV	1.750%	3/7/25	250	303

Canada (0.6%)
11	Bell Canada Inc.	3.350%	3/22/23	975	728
7	Canadian Imperial Bank of Commerce	3.054%	6/16/22	570	571

	Emera US Finance LP	2.700%	6/15/21	400	387
	Fortis Inc.	3.055%	10/4/26	775	701
	Nutrien Ltd.	3.150%	10/1/22	275	267
11	Royal Bank of Canada	2.949%	5/1/23	1,875	1,402
11	Toronto-Dominion Bank	1.680%	6/8/21	740	543
	TransCanada PipeLines Ltd.	4.875%	1/15/26	400	407
					5,006
China (0.3%)
	Alibaba Group Holding Ltd.	3.125%	11/28/21	825	814
	Alibaba Group Holding Ltd.	3.400%	12/6/27	660	605
5	Tencent Holdings Ltd.	3.595%	1/19/28	1,035	952
					2,371
France (1.2%)
1,8	AXA SA	5.125%	7/4/43	600	762
8	Banque Federative du Credit Mutuel SA	1.250%	1/14/25	800	920
5	BPCE SA	5.700%	10/22/23	400	411
5	BPCE SA	3.250%	1/11/28	525	479
8	BPCE SA	1.125%	1/18/23	700	795
8	PSA Banque France SA	0.500%	1/17/20	1,925	2,184
8	RCI Banque SA	1.375%	3/8/24	475	526
8	RCI Banque SA	0.750%	9/26/22	500	551
8	Societe Generale SA	1.000%	4/1/22	600	681
8	Total Capital Canada Ltd.	1.875%	7/9/20	2,500	2,921
8	Veolia Environnement SA	1.590%	1/10/28	400	454
					10,684
Germany (1.4%)
5	Bayer US Finance II LLC	4.250%	12/15/25	535	520
8	Daimler AG	0.875%	1/12/21	2,575	2,951
10	E.ON International Finance BV	5.875%	10/30/37	150	244
8	E.ON SE	1.625%	5/22/29	565	632
8	E.ON SE	0.375%	8/23/21	1,800	2,045
10	innogy Finance BV	4.750%	1/31/34	600	866
5	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	650	638
8	Volkswagen International Finance NV	2.000%	1/14/20	1,525	1,759
8	Volkswagen Leasing GmbH	2.625%	1/15/24	425	499
8	Volkswagen Leasing GmbH	1.375%	1/20/25	950	1,032
8	Vonovia Finance BV	1.750%	1/25/27	900	991
					12,177
Hong Kong (0.1%)
5	CK Hutchison International 17 II Ltd.	2.750%	3/29/23	1,275	1,218

Italy (0.2%)
5	Enel Finance International NV	4.875%	6/14/29	1,000	925
5	Eni SPA	4.750%	9/12/28	600	573
					1,498
Japan (0.5%)
	BAT Capital Corp.	3.222%	8/15/24	575	532
	BAT Capital Corp.	3.557%	8/15/27	925	831
12	Toyota Finance Australia Ltd.	2.500%	12/7/20	1,625	1,182
8	Toyota Motor Credit Corp.	1.800%	7/23/20	1,250	1,457
					4,002
Mexico (0.3%)
8	America Movil SAB de CV	4.125%	10/25/19	575	674
	America Movil SAB de CV	6.375%	3/1/35	350	397
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	540	529

5	Infraestructura Energetica Nova SAB de CV	4.875%	1/14/48	980	730
					2,330
Netherlands (0.4%)
8	ABN AMRO Bank NV	2.500%	11/29/23	855	1,052
10	Cooperatieve Rabobank UA	4.625%	5/23/29	200	271
8	ING Groep NV	2.000%	9/20/28	1,100	1,229
	Koninklijke KPN NV	8.375%	10/1/30	550	704
	Shell International Finance BV	4.000%	5/10/46	475	440
					3,696
South Korea (0.0%)
5	SK Telecom Co. Ltd.	3.750%	4/16/23	200	198

Spain (0.5%)
8	Iberdrola International BV	2.875%	11/11/20	1,800	2,149
8	Telefonica Emisiones SAU	1.715%	1/12/28	500	550
	Telefonica Emisiones SAU	4.665%	3/6/38	630	557
8	Telefonica Emisiones SAU	2.242%	5/27/22	700	838
					4,094
Sweden (0.3%)
8	Skandinaviska Enskilda Banken AB	2.000%	2/19/21	550	648
8	Skandinaviska Enskilda Banken AB	0.300%	2/17/22	1,750	1,980
					2,628
Switzerland (1.0%)
8	Credit Suisse AG	4.750%	8/5/19	2,350	2,747
1,8	Credit Suisse Group AG	1.250%	7/17/25	1,425	1,576
8	Holcim Finance Luxembourg SA	3.000%	1/22/24	975	1,192
5	Roche Holdings Inc.	2.625%	5/15/26	1,100	1,026
5,7	UBS AG	2.801%	12/1/20	2,250	2,251
5	UBS AG	4.500%	6/26/48	225	225
					9,017
United Kingdom (1.6%)
	AstraZeneca plc	4.000%	1/17/29	305	295
8	BAT International Finance plc	2.750%	3/25/25	800	944
8	BP Capital Markets plc	2.994%	2/18/19	600	683
	BP Capital Markets plc	3.814%	2/10/24	475	474
11	BP Capital Markets plc	3.470%	5/15/25	1,350	1,003
10	CPUK Finance Ltd.	3.588%	8/28/25	975	1,288
8	FCE Bank plc	0.869%	9/13/21	1,800	1,981
10	Heathrow Funding Ltd.	6.750%	12/3/26	450	741
1,8	Heathrow Funding Ltd.	1.500%	2/11/32	750	805
7	HSBC Holdings plc	3.640%	5/18/24	245	241
5	Imperial Brands Finance plc	4.250%	7/21/25	800	782
8	Imperial Brands Finance plc	2.250%	2/26/21	1,825	2,138
8	Imperial Brands Finance plc	1.375%	1/27/25	530	576
8	London Stock Exchange Group plc	0.875%	9/19/24	475	530
5	Sky plc	3.125%	11/26/22	725	709
	Trinity Acquisition plc	4.400%	3/15/26	724	713
					13,903
United States (11.6%)
	21st Century Fox America Inc.	6.200%	12/15/34	640	763
	Abbott Laboratories	3.400%	11/30/23	500	494
	Alabama Power Co.	4.300%	7/15/48	255	244
8	Allergan Funding SCS	1.250%	6/1/24	1,350	1,490
	Allergan Funding SCS	3.800%	3/15/25	735	705
	Amazon.com Inc.	4.800%	12/5/34	300	316

	Amazon.com Inc.	4.250%	8/22/57	225	212
	Ameren Illinois Co.	3.800%	5/15/28	410	409
	American Electric Power Co. Inc.	3.200%	11/13/27	950	879
8	American Express Credit Corp.	0.625%	11/22/21	1,900	2,166
8	American International Group Inc.	1.875%	6/21/27	925	985
8	American International Group Inc.	1.500%	6/8/23	700	796
	American Tower Corp.	5.000%	2/15/24	1,050	1,086
	American Tower Corp.	4.400%	2/15/26	300	298
	Amgen Inc.	3.625%	5/22/24	275	270
	Amgen Inc.	4.663%	6/15/51	350	324
	Andeavor Logistics LP / Tesoro Logistics Finance Corp.	3.500%	12/1/22	1,405	1,356
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	85	76
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	170	153
	Anthem Inc.	3.500%	8/15/24	275	266
	Anthem Inc.	4.101%	3/1/28	610	592
	Anthem Inc.	4.375%	12/1/47	415	373
	Apple Inc.	2.750%	1/13/25	780	738
	AT&T Inc.	4.125%	2/17/26	800	771
8	AT&T Inc.	1.875%	12/4/20	2,450	2,857
5	AT&T Inc.	4.900%	8/15/37	475	428
	Bank of America Corp.	3.300%	1/11/23	570	555
1	Bank of America Corp.	3.593%	7/21/28	1,885	1,777
1	Bank of America Corp.	4.271%	7/23/29	665	651
7	Bank of New York Mellon Corp.	3.570%	10/30/23	415	422
	BB&T Corp.	3.200%	9/3/21	510	509
	BB&T Corp.	3.700%	6/5/25	770	760
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10	10
	Brandywine Operating Partnership LP	3.950%	11/15/27	665	622
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	1,190	1,121
5	Brooklyn Union Gas Co.	4.273%	3/15/48	965	914
	Capital One Financial Corp.	4.200%	10/29/25	1,075	1,027
	Cardinal Health Inc.	4.500%	11/15/44	380	318
5	Cargill Inc.	4.760%	11/23/45	340	353
	Catholic Health Initiatives Colorado GO	4.200%	8/1/23	770	777
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	410	418
	Citigroup Inc.	4.600%	3/9/26	535	528
	Citigroup Inc.	2.700%	3/30/21	345	337
1	Citigroup Inc.	3.520%	10/27/28	2,380	2,202
	Citigroup Inc.	4.750%	5/18/46	70	64
	Comcast Corp.	6.500%	11/15/35	635	742
	Comcast Corp.	3.999%	11/1/49	120	104
	Comcast Corp.	4.049%	11/1/52	20	17
	Comcast Corp.	4.000%	3/1/48	40	35
	Comcast Corp.	4.600%	10/15/38	255	249
	Comcast Corp.	3.950%	10/15/25	250	248
	Commonwealth Edison Co.	3.650%	6/15/46	35	31
	Commonwealth Edison Co.	4.000%	3/1/48	245	226
	Conagra Brands Inc.	4.600%	11/1/25	200	200
	Conagra Brands Inc.	5.300%	11/1/38	150	145
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	75	90
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	300	278
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	290	272
5	Cox Communications Inc.	4.600%	8/15/47	800	709
	Crown Castle International Corp.	3.800%	2/15/28	905	842

	CSX Corp.	4.300%	3/1/48	365	337
	CVS Health Corp.	2.875%	6/1/26	1,455	1,312
	CVS Health Corp.	4.100%	3/25/25	1,185	1,169
	Devon Energy Corp.	3.250%	5/15/22	570	552
	Dignity Health California GO	4.500%	11/1/42	166	153
	Dignity Health California GO	3.812%	11/1/24	594	581
	Discover Bank	4.200%	8/8/23	575	571
	Dominion Energy Gas Holdings LLC	4.600%	12/15/44	660	633
	Duke Energy Progress LLC	4.200%	8/15/45	285	269
	Duke Energy Progress LLC	4.100%	3/15/43	707	658
	Energy Transfer Partners LP	4.900%	3/15/35	1,075	943
	Enterprise Products Operating LLC	3.900%	2/15/24	535	532
	EQT Midstream Partners LP	4.750%	7/15/23	1,010	1,011
5	ERAC USA Finance LLC	4.500%	2/15/45	640	580
	FirstEnergy Corp.	3.900%	7/15/27	675	645
	Florida Power & Light Co.	3.700%	12/1/47	275	244
	Ford Motor Credit Co. LLC	3.096%	5/4/23	1,275	1,150
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	500	403
	General Motors Co.	4.200%	10/1/27	475	431
	General Motors Financial Co. Inc.	3.450%	4/10/22	1,310	1,263
	Georgia Power Co.	4.300%	3/15/42	945	842
	Goldman Sachs Group Inc.	4.750%	10/21/45	250	238
	Goldman Sachs Group Inc.	2.625%	4/25/21	575	560
1	Goldman Sachs Group Inc.	3.272%	9/29/25	1,375	1,290
1	Goldman Sachs Group Inc.	4.223%	5/1/29	600	574
1	Goldman Sachs Group Inc.	3.814%	4/23/29	335	310
5	Halfmoon Parent Inc.	4.375%	10/15/28	420	411
	HCP Inc.	4.000%	6/1/25	375	364
	Humana Inc.	2.900%	12/15/22	590	569
	International Paper Co.	4.350%	8/15/48	500	416
	John Deere Capital Corp.	3.450%	3/13/25	985	970
1	JPMorgan Chase & Co.	3.782%	2/1/28	775	745
1	JPMorgan Chase & Co.	3.964%	11/15/48	975	864
8	JPMorgan Chase & Co.	3.875%	9/23/20	1,300	1,572
	Kaiser Foundation Hospitals	4.875%	4/1/42	45	48
	Kaiser Foundation Hospitals	4.150%	5/1/47	285	272
5	KeySpan Gas East Corp.	2.742%	8/15/26	400	363
	Kraft Heinz Foods Co.	4.375%	6/1/46	720	586
10	Kraft Heinz Foods Co.	4.125%	7/1/27	500	665
	Lockheed Martin Corp.	4.700%	5/15/46	253	258
	Lockheed Martin Corp.	4.090%	9/15/52	97	88
	Medtronic Inc.	3.150%	3/15/22	550	540
	Memorial Sloan-Kettering Cancer Center New York GO	4.125%	7/1/52	150	143
	Mercy Health	3.555%	8/1/27	410	390
5	Metropolitan Life Global Funding I	3.000%	9/19/27	775	718
	Microsoft Corp.	3.700%	8/8/46	1,125	1,036
	MidAmerican Energy Co.	4.250%	5/1/46	10	10
11	Molson Coors International LP	2.840%	7/15/23	1,875	1,345
	Morgan Stanley	2.750%	5/19/22	1,375	1,325
	Morgan Stanley	3.125%	7/27/26	1,850	1,689
1	Morgan Stanley	3.772%	1/24/29	145	137
	Mylan NV	3.950%	6/15/26	1,730	1,590
	National Retail Properties Inc.	3.900%	6/15/24	330	326
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	400	389

5	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	230	204
	Oglethorpe Power Corp.	5.250%	9/1/50	200	201
	Oracle Corp.	3.400%	7/8/24	575	565
	Oracle Corp.	3.250%	11/15/27	240	228
	Oracle Corp.	4.000%	11/15/47	220	199
	Pacific Gas & Electric Co.	5.800%	3/1/37	1,156	1,065
	Pacific Gas & Electric Co.	6.250%	3/1/39	160	152
	Pacific Gas & Electric Co.	5.400%	1/15/40	145	128
	Pacific Gas & Electric Co.	5.125%	11/15/43	105	90
	Pacific Gas & Electric Co.	6.050%	3/1/34	155	148
	Pacific Gas & Electric Co.	4.000%	12/1/46	20	15
	Pacific Gas & Electric Co.	2.950%	3/1/26	190	157
5	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.250%	1/17/23	1,405	1,409
5	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	270	263
5	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.375%	2/1/22	145	142
8	Philip Morris International Inc.	2.125%	5/30/19	1,525	1,745
8	Philip Morris International Inc.	2.875%	3/3/26	425	523
	Philip Morris International Inc.	2.500%	11/2/22	575	549
	PNC Bank NA	3.250%	1/22/28	910	863
1	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	225	204
	Santander Holdings USA Inc.	3.700%	3/28/22	1,750	1,708
5	SBA Tower Trust	2.877%	7/9/21	805	789
5	SBA Tower Trust	3.448%	3/15/23	675	666
	Sierra Pacific Power Co.	2.600%	5/1/26	149	137
	South Carolina Electric & Gas Co.	4.600%	6/15/43	230	225
	South Carolina Electric & Gas Co.	4.100%	6/15/46	25	23
	South Carolina Electric & Gas Co.	6.625%	2/1/32	156	184
	South Carolina Electric & Gas Co.	3.500%	8/15/21	545	542
	South Carolina Electric & Gas Co.	4.250%	8/15/28	650	649
	South Carolina Electric & Gas Co.	5.300%	5/15/33	113	119
	South Carolina Electric & Gas Co.	5.450%	2/1/41	300	326
	Southern California Edison Co.	4.000%	4/1/47	5	4
	Southern California Edison Co.	3.700%	8/1/25	30	29
	Southern California Edison Co.	3.900%	3/15/43	8	7
	Southern California Edison Co.	4.125%	3/1/48	625	557
	Southwestern Public Service Co.	3.700%	8/15/47	24	21
1,5	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC	4.738%	3/20/25	805	800
	SSM Health Care Corp.	3.823%	6/1/27	320	307
	Stanford Health Care	3.795%	11/15/48	50	46
	Starbucks Corp.	4.500%	11/15/48	320	293
	SunTrust Bank	3.300%	5/15/26	450	422
	Synchrony Bank	3.000%	6/15/22	450	420
5	Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	860	879
8	Thermo Fisher Scientific Inc.	1.950%	7/24/29	700	769
8	Thermo Fisher Scientific Inc.	1.400%	1/23/26	375	415
1	United Airlines 2018-1 Class B Pass Through Trust	4.600%	3/1/26	70	70
8	United Technologies Corp.	1.150%	5/18/24	380	426
	United Technologies Corp.	3.950%	8/16/25	285	282
	UnitedHealth Group Inc.	4.625%	7/15/35	185	192
	UnitedHealth Group Inc.	3.850%	6/15/28	395	395

	UnitedHealth Group Inc.	4.250%	6/15/48	445	429
	UnitedHealth Group Inc.	4.200%	1/15/47	65	62
	Verizon Communications Inc.	3.500%	11/1/24	275	268
	Verizon Communications Inc.	4.522%	9/15/48	1,625	1,488
	Verizon Communications Inc.	4.672%	3/15/55	225	202
	Viacom Inc.	4.250%	9/1/23	800	805
	Warner Media LLC	3.600%	7/15/25	850	800
	Wells Fargo & Co.	4.300%	7/22/27	275	267
	Wells Fargo & Co.	4.750%	12/7/46	800	762
8	Wells Fargo & Co.	2.250%	9/3/20	2,500	2,935
11	Wells Fargo & Co.	2.975%	5/19/26	625	443
	Welltower Inc.	4.000%	6/1/25	275	268
					100,961
Total Corporate Bonds (Cost $186,490)					176,088
Sovereign Bonds (4.9%)
Australia (0.2%)
12	Commonwealth of Australia	2.250%	11/21/22	1,260	925
12	Commonwealth of Australia	2.750%	11/21/27	135	100
12	Commonwealth of Australia	2.250%	5/21/28	380	270
					1,295
Canada (0.7%)
11	Canada	0.750%	5/1/19	685	513
11	Canada	0.750%	3/1/21	2,110	1,538
11	Canada	2.750%	12/1/48	235	191
5,11	Canada Housing Trust No 1	2.350%	9/15/23	975	727
11	City of Toronto	3.200%	8/1/48	1,000	710
11	Province of Ontario	2.900%	6/2/28	1,910	1,425
13	Province of Ontario	0.250%	6/28/29	985	962
					6,066
Chile (0.1%)
	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	650	607

China (0.4%)
5	Sinopec Group Overseas Development 2017 Ltd.	3.000%	4/12/22	1,025	998
5	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	2,135	2,064
					3,062
France (0.3%)
8	Electricite de France SA	1.875%	10/13/36	600	618
8	RTE Reseau de Transport d’Electricite SA	2.875%	9/12/23	1,700	2,138
					2,756
Japan (1.3%)
14	Japan	0.100%	9/20/27	578,550	5,131
14	Japan	0.100%	12/20/27	410,150	3,634
14	Japan	0.100%	6/20/28	105,200	929
	Japan Bank for International Cooperation	2.250%	2/24/20	450	446
14	Japan Treasury Discount Bill	0.000%	1/9/19	168,850	1,488
					11,628
Mexico (0.3%)
8	Petroleos Mexicanos	3.750%	2/21/24	2,595	2,843
5	Petroleos Mexicanos	6.350%	2/12/48	210	168
					3,011
Qatar (0.3%)
5	State of Qatar	2.375%	6/2/21	1,400	1,358

5	State of Qatar	3.875%	4/23/23	550	552
5	State of Qatar	5.103%	4/23/48	255	258
					2,168
Saudi Arabia (0.3%)
5	Kingdom of Saudi Arabia	2.875%	3/4/23	2,740	2,618
5	Kingdom of Saudi Arabia	4.000%	4/17/25	200	196
					2,814
Singapore (0.1%)
5	Temasek Financial I Ltd.	3.625%	8/1/28	510	506

United Arab Emirates (0.1%)
	Emirate of Abu Dhabi	3.125%	10/11/27	1,235	1,153

United Kingdom (0.8%)
10	United Kingdom	1.750%	7/22/19	790	1,013
10	United Kingdom	1.500%	1/22/21	1,015	1,314
10	United Kingdom	0.500%	7/22/22	430	541
10	United Kingdom	0.750%	7/22/23	1,210	1,529
10	United Kingdom	1.250%	7/22/27	155	198
10	United Kingdom	3.500%	1/22/45	1,565	2,568
					7,163
Total Sovereign Bonds (Cost $44,294)					42,229
Taxable Municipal Bonds (0.8%)
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	75	105
	California GO	7.550%	4/1/39	345	487
	California GO	7.350%	11/1/39	140	190
	California GO	7.625%	3/1/40	20	28
	Chicago IL Transit Authority	6.300%	12/1/21	55	57
	Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	355	444
	Connecticut GO	5.770%	3/15/25	275	304
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	324	349
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	90	104
	Illinois GO	5.100%	6/1/33	1,060	1,005
15	Kansas Development Finance Authority	5.371%	5/1/26	775	823
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	290	306
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	125	170
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	270	268
	San Jose CA Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	195	180
	South Carolina Public Service Authority Revenue	2.388%	12/1/23	1,275	1,190
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	235	282
	State of Connecticut	2.990%	1/15/23	765	748
	University of California Regents Medical Center Revenue	6.548%	5/15/48	190	243
Total Taxable Municipal Bonds (Cost $7,694)					7,283

		Coupon	Shares
Temporary Cash Investment (3.5%)
16,17	Vanguard Market Liquidity Fund (Cost $30,494)	2.407%	304,941	30,494
Total Investments (101.6%) (Cost $900,298)				884,300
Other Assets and Liabilities - Net (-1.6%)[17]				(13,629)
Net Assets (100%)				870,671

^                  Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,504,000.

*                   Non-income-producing security.

1                 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

2                 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3                 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2018.

4                 Securities with a value of $559,000 have been segregated as initial margin for open futures contracts.

5                 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, the aggregate value of these securities was $49,657,000, representing 5.7% of net assets.

6                 Adjustable-rate security based upon 1-month USD LIBOR plus spread.

7                 Adjustable-rate security based upon 3-month USD LIBOR plus spread.

8                 Face amount denominated in euro.

9                 Adjustable-rate security based upon 12-month USD LIBOR plus spread.

10          Face amount denominated in British pounds.

11          Face amount denominated in Canadian dollars.

12          Face amount denominated in Australian dollars.

13          Face amount denominated in Swiss francs.

14          Face amount denominated in Japanese yen.

15          Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).

16          Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

17          Includes $3,736,000 of collateral received for securities on loan.

ADR—American Depositary Receipt.

GO—General Obligation Bond.

REMICS—Real Estate Mortgage Investment Conduits.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

			($000)
	Expiration	Number of Long (Short Contracts )	Notional Amount	Value and Unrealized Appreciation (Depreciation )
Long Futures Contracts
5-Year U.S. Treasury Note	March 2019	141	15,927	20
Euro-Bund	December 2018	54	9,876	87
Euro-Buxl	December 2018	22	4,448	46
Long Gilt	March 2019	13	2,032	7
Euro-Bobl	December 2018	3	448	1
				161
Short Futures Contracts
10-Year U.S. Treasury Note	March 2019	(131)	(15,648)	(42)
Euro-Schatz	December 2018	(78)	(9,891)	(10)
Canadian 10-Year Bond	March 2019	(25)	(2,508)	(17)
Ultra Long U.S. Treasury Bond	March 2019	(20)	(3,048)	(7)
Ultra 10-Year U.S. Treasury Note	March 2019	(18)	(2,277)	(9)
				(85)
				76

Global Wellington Fund

Forward Currency Contracts

		Contract Amount (000)
	Contract Settlement					Unrealized Appreciation (Depreciation )
Counterparty	Date	Receive		Deliver		($000)
Goldman Sachs International	1/11/19	EUR	328	USD	373	—
J.P. Morgan Securities LLC	1/11/19	USD	67,780	EUR	59,626	(12)
J.P. Morgan Securities LLC	1/11/19	USD	11,835	GBP	9,264	—
Goldman Sachs International	1/11/19	USD	10,651	CAD	14,115	15
Goldman Sachs International	1/11/19	USD	9,709	JPY	1,098,557	(10)
Goldman Sachs International	1/11/19	USD	2,446	AUD	3,382	(28)
J.P. Morgan Securities LLC	1/9/19	USD	1,500	JPY	168,850	6
Bank of America N.A.	1/11/19	USD	970	CHF	964	—
J.P. Morgan Securities LLC	1/11/19	USD	464	EUR	407	1
						(28)

AUD—Australian dollar.

CAD—Canadian dollar.

CHF—Swiss franc.

EUR—euro.

GBP—British pound.

JPY—Japanese yen.

USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

F. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	346,385	218,143	—
U.S. Government and Agency Obligations	—	45,240	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	18,438	—
Corporate Bonds	—	176,088	—
Sovereign Bonds	—	42,229	—
Taxable Municipal Bonds	—	7,283	—
Temporary Cash Investments	30,494	—	—
Futures Contracts—Assets[1]	91	—	—
Futures Contracts—Liabilities[1]	(45)	—	—
Forward Currency Contracts—Assets	—	22	—
Forward Currency Contracts—Liabilities	—	(50)	—
Total	376,925	507,393	—

1 Represents variation margin on the last day of the reporting period.

Vanguard Global Wellesley Income Fund

Schedule of Investments (unaudited)

As of November 30, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (7.6%)
United States (7.6%)
1,2	Fannie Mae Pool	3.000%	12/1/47	1,591	1,517
1,2,3	Fannie Mae Pool	3.500%	12/1/48–1/1/49	4,480	4,391
1,2	Fannie Mae REMICS	2.000%	9/25/40	216	206
1,2	Fannie Mae REMICS	3.500%	6/25/44–2/25/48	1,894	1,895
1,2	Fannie Mae REMICS	2.500%	5/25/45	685	661
1,2	Freddie Mac Gold Pool	3.000%	11/1/47–12/1/47	2,817	2,688
1,2	Freddie Mac Gold Pool	3.500%	11/1/47–12/1/47	5,232	5,134
1,2	Freddie Mac REMICS	4.000%	12/15/39–8/15/40	1,841	1,890
1,2	Freddie Mac REMICS	3.500%	9/15/40–11/15/40	685	684
1,2	Freddie Mac REMICS	1.750%	9/15/42	1,729	1,627
1	Government National Mortgage Assn.	2.750%	9/20/44	346	338
	United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	1,450	1,420
4	United States Treasury Note/Bond	1.500%	10/31/19	665	658
	United States Treasury Note/Bond	2.875%	10/31/20	4,400	4,405
	United States Treasury Note/Bond	2.750%	4/30/23	615	613
	United States Treasury Note/Bond	2.875%	9/30/23	2,105	2,108
	United States Treasury Note/Bond	3.125%	11/15/28	1,720	1,737
	United States Treasury Note/Bond	2.750%	11/15/47	145	130
	United States Treasury Note/Bond	3.125%	5/15/48	635	613
	United States Treasury Strip Principal	0.000%	5/15/47	585	227
	United States Treasury Strip Principal	0.000%	8/15/47	1,450	557
Total U.S. Government and Agency Obligations (Cost $34,242)					33,499
Asset-Backed/Commercial Mortgage-Backed Securities (4.2%)
Canada (0.2%)
1,5,6	Master Credit Card Trust II Series 2018-1A	2.790%	7/21/24	835	834

Cayman Islands (1.6%)
1,5,7	Atlas Senior Loan Fund V Ltd.	3.696%	7/16/29	900	900
1,5,7	KKR CLO 16 Ltd.	3.959%	1/20/29	435	435
1,5,7	KKR CLO 17 Ltd.	3.776%	4/15/29	875	876
1,5,7	Madison Park Funding XVIII Ltd.	3.659%	10/21/30	875	876
1,5,7	Madison Park Funding XXX Ltd.	3.186%	4/15/29	1,570	1,560
1,5,7	Magnetite VII Ltd.	3.236%	1/15/28	1,510	1,499
1,5,7	Race Point IX CLO Ltd.	3.646%	10/15/30	870	868
					7,014
Spain (0.2%)
8	Bankia SA	4.125%	3/24/36	550	813

United States (2.2%)
1	AmeriCredit Automobile Receivables Trust 2014-3	2.580%	9/8/20	101	101
1,5,9	Angel Oak Mortgage Trust I LLC 2018-3	3.649%	9/25/48	734	734
1,5	ARI Fleet Lease Trust 2018-A	2.550%	10/15/26	260	258
1,5,7	Bristol Park CLO Ltd.	3.856%	4/15/29	815	814
1,5	Chesapeake Funding II LLC 2018-2A	1.990%	5/15/29	554	547
1,5	Chesapeake Funding II LLC 2018-2A	3.230%	8/15/30	865	863
1,5	Chrysler Capital Auto Receivables Trust 2016-A	3.250%	6/15/22	295	295

1,5,9	COLT 2018-1 Mortgage Loan Trust	2.930%	2/25/48	231	228
1,5,9	COLT 2018-3 Mortgage Loan Trust	3.692%	10/26/48	248	248
1,5,9	Deephaven Residential Mortgage Trust 2018-1	2.976%	12/25/57	352	347
1,5	Enterprise Fleet Financing LLC Series 2018-1	2.870%	10/20/23	815	811
1,5	First Investors Auto Owner Trust	2.000%	3/15/22	338	337
1,5	First Investors Auto Owner Trust	2.410%	12/15/22	140	139
1,5	GreatAmerica Leasing Receivables Funding LLC Series 2018-1	2.600%	6/15/21	255	253
1,5	GreatAmerica Leasing Receivables Funding LLC Series 2018-1	2.830%	6/17/24	183	181
1,5	MMAF Equipment Finance LLC 2016-A	1.480%	6/15/20	141	140
1,5	MMAF Equipment Finance LLC 2017-B	2.210%	10/17/22	205	202
1,5	OneMain Direct Auto Receivables Trust 2017-2	2.310%	12/14/21	875	871
1	Santander Drive Auto Receivables Trust 2014-4	3.100%	11/16/20	183	183
1	Santander Drive Auto Receivables Trust 2016-3	1.890%	6/15/21	432	431
1,5	Sofi Consumer Loan Program 2018-2 Trust	2.930%	4/26/27	302	301
1,5,9	Towd Point Mortgage Trust 2018-1	3.000%	1/25/58	328	322
1,5	Vantage Data Centers Issuer LLC 2018-1A	4.072%	2/16/43	328	327
1,5	Westlake Automobile Receivables Trust	2.980%	1/18/22	695	694
					9,627
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $18,400)					18,288
Corporate Bonds (37.3%)
Australia (0.4%)
1,5	Macquarie Group Ltd.	4.150%	3/27/24	1,125	1,113
5	WEA Finance LLC	4.625%	9/20/48	225	211
5	WEA Finance LLC	4.125%	9/20/28	610	602
					1,926
Belgium (0.1%)
10	Anheuser-Busch InBev SA/NV	1.750%	3/7/25	325	394

Canada (1.1%)
11	Bell Canada Inc.	3.350%	3/22/23	950	709
7	Canadian Imperial Bank of Commerce	3.054%	6/16/22	700	702
	Emera US Finance LP	2.700%	6/15/21	475	460
	Fortis Inc.	3.055%	10/4/26	625	565
11	Royal Bank of Canada	2.949%	5/1/23	1,825	1,364
11	Toronto-Dominion Bank	1.680%	6/8/21	900	660
	TransCanada PipeLines Ltd.	4.875%	1/15/26	475	484
					4,944
China (0.5%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	690	633
	Alibaba Group Holding Ltd.	3.125%	11/28/21	1,000	986
5	Tencent Holdings Ltd.	3.595%	1/19/28	690	635
					2,254
France (2.0%)
1,8	AXA SA	5.125%	7/4/43	750	953
8	Banque Federative du Credit Mutuel SA	1.250%	1/14/25	1,100	1,265
5	BPCE SA	3.250%	1/11/28	500	456
5	BPCE SA	5.700%	10/22/23	400	411
8	BPCE SA	1.125%	1/18/23	900	1,022
8	PSA Banque France SA	0.500%	1/17/20	1,900	2,156
8	RCI Banque SA	1.375%	3/8/24	575	637
8	RCI Banque SA	0.750%	9/26/22	625	688

8	Societe Generale SA	1.000%	4/1/22	600	681
8	Veolia Environnement SA	1.590%	1/10/28	400	454
					8,723
Germany (2.8%)
5	Bayer US Finance II LLC	4.250%	12/15/25	565	549
8	Daimler AG	0.875%	1/12/21	3,100	3,552
10	E.ON International Finance BV	5.875%	10/30/37	200	325
8	E.ON SE	0.375%	8/23/21	1,775	2,017
10	innogy Finance BV	4.750%	1/31/34	500	722
5	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	800	785
8	Volkswagen International Finance NV	2.000%	1/14/20	1,600	1,845
8	Volkswagen Leasing GmbH	1.375%	1/20/25	800	869
8	Volkswagen Leasing GmbH	2.625%	1/15/24	525	616
8	Vonovia Finance BV	1.750%	1/25/27	1,000	1,102
					12,382
Hong Kong (0.2%)
5	CK Hutchison International 17 II Ltd.	2.750%	3/29/23	975	931

Italy (0.3%)
5	Enel Finance International NV	4.875%	6/14/29	1,000	925
5	Eni SPA	4.750%	9/12/28	600	573
					1,498
Japan (0.9%)
	BAT Capital Corp.	3.222%	8/15/24	675	624
	BAT Capital Corp.	3.557%	8/15/27	825	742
12	Toyota Finance Australia Ltd.	2.500%	12/7/20	2,075	1,509
8	Toyota Motor Credit Corp.	1.800%	7/23/20	775	904
					3,779
Mexico (0.5%)
8	America Movil SAB de CV	4.125%	10/25/19	700	821
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	650	637
5	Infraestructura Energetica Nova SAB de CV	4.875%	1/14/48	1,090	812
					2,270
Netherlands (0.9%)
8	ABN AMRO Bank NV	2.500%	11/29/23	1,025	1,261
10	Cooperatieve Rabobank UA	4.625%	5/23/29	200	272
8	ING Groep NV	2.000%	9/20/28	1,100	1,229
	Koninklijke KPN NV	8.375%	10/1/30	700	896
	Shell International Finance BV	4.000%	5/10/46	425	393
					4,051
South Korea (0.0%)
5	SK Telecom Co. Ltd.	3.750%	4/16/23	200	198

Spain (0.9%)
8	Iberdrola International BV	2.875%	11/11/20	1,800	2,149
	Telefonica Emisiones SAU	4.665%	3/6/38	845	748
	Telefonica Emisiones SAU	4.895%	3/6/48	155	135
8	Telefonica Emisiones SAU	2.242%	5/27/22	800	958
					3,990
Sweden (0.6%)
8	Skandinaviska Enskilda Banken AB	2.000%	2/19/21	675	795
8	Skandinaviska Enskilda Banken AB	0.300%	2/17/22	1,475	1,669
					2,464

Switzerland (1.5%)
8	Credit Suisse AG	4.750%	8/5/19	2,450	2,864
1,8	Credit Suisse Group AG	1.250%	7/17/25	1,225	1,355
8	Holcim Finance Luxembourg SA	3.000%	1/22/24	950	1,161
5	Roche Holdings Inc.	2.625%	5/15/26	850	793
5	UBS AG	4.500%	6/26/48	235	235
					6,408
United Kingdom (3.5%)
	AstraZeneca plc	4.000%	1/17/29	320	310
8	Aviva plc	0.100%	12/13/18	1,125	1,274
8	BAT International Finance plc	2.750%	3/25/25	950	1,121
11	BP Capital Markets plc	3.470%	5/15/25	1,325	984
8	BP Capital Markets plc	2.994%	2/18/19	700	797
10	CPUK Finance Ltd.	3.588%	8/28/25	1,200	1,585
8	FCE Bank plc	0.869%	9/13/21	500	550
10	Heathrow Funding Ltd.	6.750%	12/3/26	550	905
1,8	Heathrow Funding Ltd.	1.500%	2/11/32	875	939
7	HSBC Holdings plc	3.640%	5/18/24	255	251
8	Imperial Brands Finance plc	1.375%	1/27/25	335	364
5	Imperial Brands Finance plc	4.250%	7/21/25	1,000	978
8	Imperial Brands Finance plc	2.250%	2/26/21	2,525	2,958
8	London Stock Exchange Group plc	0.875%	9/19/24	600	669
5	Sky plc	3.125%	11/26/22	825	806
	Trinity Acquisition plc	4.400%	3/15/26	888	875
					15,366
United States (21.1%)
	21st Century Fox America Inc.	6.200%	12/15/34	650	775
	Alabama Power Co.	4.300%	7/15/48	275	263
	Allergan Funding SCS	3.800%	3/15/25	550	528
8	Allergan Funding SCS	1.250%	6/1/24	1,375	1,518
	Amazon.com Inc.	4.250%	8/22/57	275	259
	Amazon.com Inc.	4.800%	12/5/34	350	369
8	American International Group Inc.	1.875%	6/21/27	1,075	1,145
8	American International Group Inc.	1.500%	6/8/23	875	995
	American Tower Corp.	5.000%	2/15/24	550	569
	American Tower Corp.	4.400%	2/15/26	325	323
	Amgen Inc.	4.663%	6/15/51	375	347
	Andeavor Logistics LP / Tesoro Logistics Finance Corp.	3.500%	12/1/22	1,325	1,279
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	180	162
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	90	81
	Anthem Inc.	4.375%	12/1/47	400	359
	Anthem Inc.	3.500%	8/15/24	325	314
	Anthem Inc.	4.101%	3/1/28	665	646
	Apple Inc.	2.750%	1/13/25	645	610
	AT&T Inc.	4.125%	2/17/26	700	675
8	AT&T Inc.	1.875%	12/4/20	2,425	2,828
5	AT&T Inc.	4.900%	8/15/37	500	450
1	Bank of America Corp.	4.271%	7/23/29	685	671
	Bank of America Corp.	3.300%	1/11/23	700	682
1	Bank of America Corp.	3.593%	7/21/28	1,550	1,461
7	Bank of New York Mellon Corp.	3.570%	10/30/23	505	514
	BB&T Corp.	3.700%	6/5/25	805	794
	Brandywine Operating Partnership LP	3.950%	11/15/27	800	748
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	850	801

5	Brooklyn Union Gas Co.	4.273%	3/15/48	760	720
	Capital One Financial Corp.	4.200%	10/29/25	1,000	955
	Cardinal Health Inc.	4.500%	11/15/44	350	293
5	Cargill Inc.	4.760%	11/23/45	400	415
	Catholic Health Initiatives Colorado GO	4.200%	8/1/23	895	903
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	500	510
1	Citigroup Inc.	3.520%	10/27/28	2,605	2,411
	Comcast Corp.	4.600%	10/15/38	265	259
	Comcast Corp.	3.950%	10/15/25	255	253
	Comcast Corp.	6.500%	11/15/35	775	906
	Comcast Corp.	3.999%	11/1/49	60	52
	Comcast Corp.	4.049%	11/1/52	10	9
	Comcast Corp.	4.000%	3/1/48	20	18
	Commonwealth Edison Co.	4.000%	3/1/48	265	245
	Conagra Brands Inc.	4.600%	11/1/25	200	200
	Conagra Brands Inc.	5.300%	11/1/38	145	140
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	90	108
5	Cox Communications Inc.	4.600%	8/15/47	650	576
	Crown Castle International Corp.	3.800%	2/15/28	1,035	963
	CSX Corp.	4.300%	3/1/48	405	374
	CVS Health Corp.	2.875%	6/1/26	1,325	1,194
	CVS Health Corp.	4.100%	3/25/25	1,370	1,352
	Dignity Health California GO	4.500%	11/1/42	202	186
	Dignity Health California GO	3.812%	11/1/24	659	645
	Discover Bank	4.200%	8/8/23	700	695
	Dominion Energy Gas Holdings LLC	4.600%	12/15/44	625	600
	Duke Energy Progress LLC	4.100%	3/15/43	725	675
	Duke Energy Progress LLC	4.200%	8/15/45	350	331
	Energy Transfer Partners LP	4.900%	3/15/35	975	855
	EQT Midstream Partners LP	4.750%	7/15/23	1,100	1,101
5	ERAC USA Finance LLC	4.500%	2/15/45	500	453
	FirstEnergy Corp.	3.900%	7/15/27	825	788
	Ford Motor Credit Co. LLC	3.096%	5/4/23	1,150	1,038
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	575	464
	General Motors Co.	4.200%	10/1/27	550	499
	General Motors Financial Co. Inc.	3.450%	4/10/22	1,535	1,480
	Georgia Power Co.	4.300%	3/15/42	1,130	1,007
	Goldman Sachs Group Inc.	4.750%	10/21/45	300	285
	Goldman Sachs Group Inc.	2.625%	4/25/21	700	682
1	Goldman Sachs Group Inc.	3.272%	9/29/25	1,425	1,337
1	Goldman Sachs Group Inc.	3.814%	4/23/29	235	218
1	Goldman Sachs Group Inc.	4.223%	5/1/29	635	608
5	Halfmoon Parent Inc.	4.375%	10/15/28	435	426
	HCP Inc.	4.000%	6/1/25	475	461
	International Paper Co.	4.350%	8/15/48	475	395
	John Deere Capital Corp.	3.450%	3/13/25	1,080	1,063
8	JPMorgan Chase & Co.	3.875%	9/23/20	1,400	1,693
1	JPMorgan Chase & Co.	3.782%	2/1/28	700	672
1	JPMorgan Chase & Co.	3.964%	11/15/48	975	864
	Kaiser Foundation Hospitals	4.875%	4/1/42	55	59
	Kaiser Foundation Hospitals	4.150%	5/1/47	165	157
5	KeySpan Gas East Corp.	2.742%	8/15/26	500	454
	Kraft Heinz Foods Co.	4.375%	6/1/46	795	647
10	Kraft Heinz Foods Co.	4.125%	7/1/27	550	732
	Lockheed Martin Corp.	4.090%	9/15/52	118	107

	Medtronic Inc.	3.150%	3/15/22	675	663
	Mercy Health	3.555%	8/1/27	535	508
5	Metropolitan Life Global Funding I	3.000%	9/19/27	700	648
	Microsoft Corp.	3.700%	8/8/46	650	599
11	Molson Coors International LP	2.840%	7/15/23	1,825	1,309
	Morgan Stanley	2.750%	5/19/22	700	674
	Morgan Stanley	3.125%	7/27/26	2,100	1,918
1	Morgan Stanley	3.772%	1/24/29	215	203
	Mylan NV	3.950%	6/15/26	1,765	1,622
	National Retail Properties Inc.	3.900%	6/15/24	400	395
5	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	280	248
	Oglethorpe Power Corp.	5.250%	9/1/50	250	251
	Oglethorpe Power Corp.	4.250%	4/1/46	81	73
	Oglethorpe Power Corp.	4.550%	6/1/44	20	19
	Oracle Corp.	3.400%	7/8/24	700	688
	Oracle Corp.	3.250%	11/15/27	285	271
	Oracle Corp.	4.000%	11/15/47	265	240
	Pacific Gas & Electric Co.	4.750%	2/15/44	375	313
	Pacific Gas & Electric Co.	4.000%	12/1/46	5	4
	Pacific Gas & Electric Co.	6.050%	3/1/34	40	38
	Pacific Gas & Electric Co.	5.800%	3/1/37	877	808
	Pacific Gas & Electric Co.	2.950%	3/1/26	210	173
	Pacific Gas & Electric Co.	6.250%	3/1/39	185	175
	Pacific Gas & Electric Co.	5.400%	1/15/40	155	137
	Pacific Gas & Electric Co.	5.125%	11/15/43	125	107
5	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.250%	1/17/23	1,125	1,128
5	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	415	404
	Philip Morris International Inc.	2.500%	11/2/22	700	668
8	Philip Morris International Inc.	2.125%	5/30/19	1,750	2,002
8	Philip Morris International Inc.	2.875%	3/3/26	500	615
	PNC Bank NA	3.250%	1/22/28	990	939
1	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	245	222
	Santander Holdings USA Inc.	3.700%	3/28/22	1,700	1,659
5	SBA Tower Trust	3.448%	3/15/23	755	745
5	SBA Tower Trust	2.877%	7/9/21	885	868
	Sierra Pacific Power Co.	2.600%	5/1/26	180	165
	South Carolina Electric & Gas Co.	3.500%	8/15/21	585	582
	South Carolina Electric & Gas Co.	4.250%	8/15/28	690	689
	South Carolina Electric & Gas Co.	6.625%	2/1/32	156	184
	South Carolina Electric & Gas Co.	4.600%	6/15/43	280	274
	South Carolina Electric & Gas Co.	4.100%	6/15/46	30	27
	South Carolina Electric & Gas Co.	5.300%	5/15/33	129	135
	South Carolina Electric & Gas Co.	5.450%	2/1/41	250	272
	Southern California Edison Co.	3.900%	3/15/43	8	7
	Southern California Edison Co.	4.000%	4/1/47	5	4
	Southern California Edison Co.	3.700%	8/1/25	30	29
	Southern California Edison Co.	4.125%	3/1/48	675	601
1,5	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC	4.738%	3/20/25	1,100	1,093
	SSM Health Care Corp.	3.823%	6/1/27	380	365
	Stanford Health Care	3.795%	11/15/48	55	51
	Starbucks Corp.	4.500%	11/15/48	335	307
	SunTrust Bank	3.300%	5/15/26	550	516
	Synchrony Bank	3.000%	6/15/22	550	514

5	Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	760	776
8	Thermo Fisher Scientific Inc.	1.950%	7/24/29	625	686
8	Thermo Fisher Scientific Inc.	1.400%	1/23/26	475	526
1	United Airlines 2018-1 Class B Pass Through Trust	4.600%	3/1/26	75	75
	United Technologies Corp.	3.950%	8/16/25	310	306
8	United Technologies Corp.	1.150%	5/18/24	395	442
	UnitedHealth Group Inc.	3.850%	6/15/28	415	415
	UnitedHealth Group Inc.	4.250%	6/15/48	465	448
	UnitedHealth Group Inc.	4.625%	7/15/35	220	228
	UnitedHealth Group Inc.	4.200%	1/15/47	80	77
	Verizon Communications Inc.	4.672%	3/15/55	275	247
	Verizon Communications Inc.	4.522%	9/15/48	1,675	1,534
	Warner Media LLC	3.600%	7/15/25	950	894
8	Wells Fargo & Co.	2.250%	9/3/20	2,625	3,081
11	Wells Fargo & Co.	2.975%	5/19/26	600	425
	Wells Fargo & Co.	4.300%	7/22/27	325	315
	Wells Fargo & Co.	4.750%	12/7/46	700	667
	Welltower Inc.	4.000%	6/1/25	325	316
					93,306
Total Corporate Bonds (Cost $174,936)					164,884
Sovereign Bonds (9.5%)
Australia (0.3%)
12	Commonwealth of Australia	2.250%	11/21/22	1,185	869
12	Commonwealth of Australia	2.750%	11/21/27	160	119
12	Commonwealth of Australia	2.250%	5/21/28	420	299
					1,287
Canada (0.9%)
11	Canada	2.750%	12/1/48	215	174
5,11	Canada Housing Trust No 1	2.350%	9/15/23	1,110	828
11	City of Toronto	3.200%	8/1/48	1,000	710
11	Province of Ontario	2.900%	6/2/28	1,815	1,354
13	Province of Ontario	0.250%	6/28/29	1,075	1,050
					4,116
Chile (0.2%)
	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	800	746

China (0.8%)
5	Sinopec Group Overseas Development 2017 Ltd.	3.000%	4/12/22	1,225	1,193
5	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	2,485	2,402
					3,595
France (0.7%)
8	Electricite de France SA	1.875%	10/13/36	700	721
8	RTE Reseau de Transport d’Electricite SA	2.875%	9/12/23	1,900	2,389
					3,110
Japan (2.5%)
14	Japan	0.100%	9/20/27	700,500	6,213
14	Japan	0.100%	12/20/27	314,100	2,783
14	Japan	0.100%	6/20/28	71,100	628
14	Japan Treasury Discount Bill	0.000%	1/9/19	173,050	1,524
					11,148
Mexico (0.7%)
8	Petroleos Mexicanos	3.750%	2/21/24	2,350	2,575

5	Petroleos Mexicanos	6.350%	2/12/48	325	260
					2,835
Qatar (0.7%)
5	State of Qatar	2.375%	6/2/21	1,850	1,795
5	State of Qatar	3.875%	4/23/23	785	787
5	State of Qatar	5.103%	4/23/48	285	289
					2,871
Saudi Arabia (0.7%)
5	Kingdom of Saudi Arabia	2.875%	3/4/23	3,280	3,134

Singapore (0.1%)
5	Temasek Financial I Ltd.	3.625%	8/1/28	530	526

United Arab Emirates (0.3%)
	Emirate of Abu Dhabi	3.125%	10/11/27	1,435	1,339

United Kingdom (1.6%)
10	United Kingdom	1.750%	7/22/19	1,435	1,840
10	United Kingdom	1.500%	1/22/21	955	1,236
10	United Kingdom	0.500%	7/22/22	775	976
10	United Kingdom	1.250%	7/22/27	445	567
10	United Kingdom	3.500%	1/22/45	1,575	2,585
					7,204
Total Sovereign Bonds (Cost $43,890)					41,911
Taxable Municipal Bonds (1.8%)
	California GO	7.550%	4/1/39	420	593
	California GO	7.625%	3/1/40	25	35
	Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	425	531
	Chicago IL Transit Authority	6.300%	12/1/21	65	68
	Connecticut GO	5.770%	3/15/25	250	276
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	310	333
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	95	110
	Illinois GO	5.100%	6/1/33	1,240	1,176
15	Kansas Development Finance Authority	5.371%	5/1/26	960	1,020
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	350	370
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	150	204
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	310	307
	San Jose CA Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	240	221
	South Carolina Public Service Authority Revenue	2.388%	12/1/23	1,425	1,330
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	255	306
	State of Connecticut	2.990%	1/15/23	835	816
	University of California Regents Medical Center Revenue	6.548%	5/15/48	225	288
Total Taxable Municipal Bonds (Cost $8,429)					7,984

Shares
Common Stocks (38.3%)
Australia (0.4%)
Sydney Airport	362,662	1,807

Belgium (0.4%)
Anheuser-Busch InBev SA/NV	23,217	1,784

Canada (0.5%)
TransCanada Corp.	56,031	2,296

China (1.5%)
China Longyuan Power Group Corp. Ltd.	3,210,000	2,534
Jiangsu Expressway Co. Ltd.	1,662,000	2,241
China Mobile Ltd.	197,500	1,969
6,744
Finland (0.5%)
Nokia Oyj	367,280	2,021

France (2.7%)
TOTAL SA	71,989	4,004
BNP Paribas SA	40,644	2,045
SES SA Class A	91,494	1,981
5	Elior Group SA	127,943	1,902
Nexity SA	38,216	1,876
11,808
Germany (1.8%)
Siemens AG	20,386	2,372
E.ON SE	204,224	2,088
Volkswagen AG Preference Shares	11,083	1,881
Deutsche Post AG	43,790	1,400
7,741
Hong Kong (0.4%)
Sands China Ltd.	434,400	1,894

Italy (1.2%)
Assicurazioni Generali SPA	113,173	1,910
Intesa Sanpaolo SPA (Registered)	806,169	1,873
Banca Generali SPA	72,932	1,612
5,395
Japan (1.0%)
Tokio Marine Holdings Inc.	55,200	2,727
Resona Holdings Inc.	357,100	1,899
4,626
Netherlands (2.1%)
Unilever NV	90,285	5,010
ING Groep NV	215,848	2,614
*	Unibail-Rodamco-Westfield	9,547	1,645
9,269
Norway (0.7%)
Telenor ASA	94,297	1,829
Subsea 7 SA	101,249	1,095
2,924

Portugal (0.3%)
EDP - Energias de Portugal SA	349,240	1,222

Sweden (0.9%)
Millicom International Cellular SA	36,808	2,174
* Nordea Bank Abp	218,876	1,944
		4,118
Switzerland (3.3%)
Roche Holding AG	21,282	5,525
Zurich Insurance Group AG	12,288	3,862
Novartis AG	37,144	3,391
ABB Ltd.	88,829	1,801
		14,579
Taiwan (0.5%)
Taiwan Semiconductor Manufacturing Co. Ltd.	323,000	2,386

United Kingdom (4.1%)
Royal Dutch Shell plc Class B	175,904	5,387
AstraZeneca plc	61,729	4,807
British American Tobacco plc	93,083	3,259
BT Group plc	666,440	2,230
SSE plc	116,119	1,628
BAE Systems plc	150,829	948
		18,259
United States (16.0%)
Chevron Corp.	40,310	4,794
Wells Fargo & Co.	72,822	3,953
Intel Corp.	77,451	3,819
Philip Morris International Inc.	41,556	3,596
Cisco Systems Inc.	73,623	3,524
Bristol-Myers Squibb Co.	55,780	2,982
International Paper Co.	62,680	2,895
QUALCOMM Inc.	49,603	2,890
Dominion Energy Inc.	37,100	2,764
Kinder Morgan Inc.	157,676	2,691
Citigroup Inc.	39,643	2,568
DowDuPont Inc.	42,779	2,475
Newell Brands Inc.	103,975	2,433
Eaton Corp. plc	31,493	2,423
MetLife Inc.	52,027	2,322
Caterpillar Inc.	16,990	2,305
Edison International	41,026	2,270
PNC Financial Services Group Inc.	16,142	2,192
Verizon Communications Inc.	34,644	2,089
Brixmor Property Group Inc.	121,902	2,011
LyondellBasell Industries NV Class A	21,422	1,999
JPMorgan Chase & Co.	17,969	1,998
Maxim Integrated Products Inc.	33,632	1,881
Park Hotels & Resorts Inc.	56,315	1,736
Kraft Heinz Co.	30,400	1,554
L Brands Inc.	44,695	1,480
KLA-Tencor Corp.	14,500	1,429
Weyerhaeuser Co.	52,818	1,395
		70,468
Total Common Stocks (Cost $184,941)		169,341

		Coupon	Shares
Temporary Cash Investments (1.2%)
16	Vanguard Market Liquidity Fund	2.407%	53,561	5,356
Total Temporary Cash Investments (Cost $5,356)				5,356
Total Investments (99.9%) (Cost $470,194)				441,263
Other Assets and Liabilities-Net (0.1%)				616
Net Assets (100%)				441,879

*	Non-income-producing security.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2

The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2018.
4	Securities with a value of $559,000 have been segregated as initial margin for open futures contracts.
5

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, the aggregate value of these securities was $50,293,000, representing 11.4% of net assets.

6	Adjustable-rate security based upon 1-month USD LIBOR plus spread.
7	Adjustable-rate security based upon 3-month USD LIBOR plus spread.
8	Face amount denominated in euro.
9	Adjustable-rate security based upon 12-month USD LIBOR plus spread.
10	Face amount denominated in British pounds.
11	Face amount denominated in Canadian dollars.
12	Face amount denominated in Australian dollars.
13	Face amount denominated in Swiss francs.
14	Face amount denominated in Japanese yen.
15	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2019	123	13,894	17
Euro-Bund	December 2018	53	9,693	93
2-Year U.S. Treasury Note	March 2019	19	4,009	1
Euro-Buxl	December 2018	18	3,639	40
Long Gilt	March 2019	5	781	3
				154
Short Futures Contracts
10-Year U.S. Treasury Note	March 2019	(122)	(14,573)	(39)
Euro-Schatz	December 2018	(65)	(8,242)	(4)
Ultra 10-Year U.S. Treasury Note	March 2019	(31)	(3,922)	(15)
Canadian 10-Year Bond	March 2019	(21)	(2,107)	(15)
Euro-Bobl	December 2018	(6)	(896)	(2)
Ultra Long U.S. Treasury Bond	March 2019	(2)	(305)	(1)
				(76)
				78

Global Wellesley Income Fund

Forward Currency Contracts

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date	Receive		Deliver		($000)
Goldman Sachs International	1/11/19	EUR	302	USD	343	—
J.P. Morgan Securities LLC	1/11/19	USD	65,163	EUR	57,324	(12)
J.P. Morgan Securities LLC	1/11/19	USD	12,466	GBP	9,758	—
Goldman Sachs International	1/11/19	USD	9,642	JPY	1,090,984	(10)
Goldman Sachs International	1/11/19	USD	8,721	CAD	11,557	12
J.P. Morgan Securities LLC	12/19/18	USD	3,942	EUR	3,380	107
Goldman Sachs International	1/11/19	USD	2,764	AUD	3,821	(31)
Goldman Sachs International	12/19/18	USD	2,486	GBP	1,895	68
J.P. Morgan Securities LLC	1/9/19	USD	1,537	JPY	173,050	7
Bank of America N.A	1/11/19	USD	1,058	CHF	1,052	—
J.P. Morgan Securities LLC	1/11/19	USD	464	EUR	407	1
						142

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At November 30, 2018, a counterparty had deposited in a segregated account securities with a value of $549,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

F. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
U.S. Government and Agency Obligations	—	33,499	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	18,288	—
Corporate Bonds	—	164,884	—
Sovereign Bonds	—	41,911	—
Taxable Municipal Bonds	—	7,984	—
Common Stocks	72,765	96,576	—
Temporary Cash Investments	5,356	—	—
Futures Contracts—Assets[1]	79	—	—
Futures Contracts—Liabilities[1]	(39)	—	—
Forward Currency Contracts—Assets	—	195	—
Forward Currency Contracts—Liabilities	—	(53)	—
Total	78,161	363,284	—

1 Represents variation margin on the last day of the reporting period.

Vanguard Mega Cap Index Fund

Schedule of Investments (unaudited)

As of November 30, 2018

		Shares	Market Value ($000)
Common Stocks (99.6%)[1]
Basic Materials (2.0%)
	DowDuPont Inc.	187,162	10,827
*	Linde plc	44,701	7,110
	Ecolab Inc.	21,189	3,401
	Air Products & Chemicals Inc.	17,693	2,846
	LyondellBasell Industries NV Class A	25,302	2,361
	PPG Industries Inc.	19,619	2,145
	Nucor Corp.	25,769	1,557
	International Paper Co.	33,029	1,525
			31,772
Consumer Goods (7.7%)
	Procter & Gamble Co.	201,861	19,078
	Coca-Cola Co.	310,445	15,646
	PepsiCo Inc.	114,663	13,982
	Philip Morris International Inc.	125,976	10,901
	Altria Group Inc.	152,928	8,385
	NIKE Inc. Class B	103,855	7,802
	Mondelez International Inc. Class A	119,200	5,362
	Colgate-Palmolive Co.	70,453	4,475
	General Motors Co.	103,297	3,920
*	Tesla Inc.	10,364	3,632
	Kimberly-Clark Corp.	28,114	3,243
	Ford Motor Co.	318,104	2,993
	Activision Blizzard Inc.	58,703	2,928
	Estee Lauder Cos. Inc. Class A	18,118	2,585
	Constellation Brands Inc. Class A	12,910	2,527
	Kraft Heinz Co.	49,295	2,520
	Archer-Daniels-Midland Co.	45,606	2,099
*	Electronic Arts Inc.	24,833	2,088
	VF Corp.	25,573	2,079
	General Mills Inc.	48,370	2,046
*	Monster Beverage Corp.	33,542	2,002
	Kellogg Co.	22,507	1,433
	Hershey Co.	11,397	1,234
	Brown-Forman Corp. Class B	22,590	1,078
	Aptiv plc	10,704	770
	Tyson Foods Inc. Class A	11,880	700
			125,508
Consumer Services (14.3%)
*	Amazon.com Inc.	33,613	56,812
	Home Depot Inc.	92,775	16,729
	Comcast Corp. Class A	370,934	14,470
	Walt Disney Co.	114,586	13,234
	McDonald’s Corp.	62,906	11,858
	Walmart Inc.	119,657	11,685
*	Netflix Inc.	33,572	9,606
	CVS Health Corp.	104,875	8,411
	Costco Wholesale Corp.	35,540	8,220
*	Booking Holdings Inc.	3,818	7,223

	Starbucks Corp.	103,889	6,932
	Lowe’s Cos. Inc.	62,394	5,888
	Walgreens Boots Alliance Inc.	68,441	5,795
	TJX Cos. Inc.	96,058	4,692
*	Charter Communications Inc. Class A	13,198	4,345
	Twenty-First Century Fox Inc. Class A	85,817	4,245
	Delta Air Lines Inc.	50,434	3,062
	Target Corp.	42,612	3,024
	Ross Stores Inc.	30,521	2,674
	Sysco Corp.	37,745	2,544
	Marriott International Inc. Class A	21,121	2,430
	Dollar General Corp.	21,724	2,411
	Yum! Brands Inc.	25,726	2,372
*	O’Reilly Automotive Inc.	6,585	2,284
*	eBay Inc.	76,120	2,272
	Southwest Airlines Co.	41,581	2,271
	McKesson Corp.	16,220	2,019
	Carnival Corp.	32,371	1,952
	Kroger Co.	64,804	1,922
	Twenty-First Century Fox Inc.	38,409	1,883
	Hilton Worldwide Holdings Inc.	24,322	1,837
	Las Vegas Sands Corp.	31,858	1,750
	CBS Corp. Class B	27,412	1,485
	American Airlines Group Inc.	33,614	1,350
*	United Continental Holdings Inc.	9,494	918
*	AutoZone Inc.	1,065	862
	Omnicom Group Inc.	9,085	699
	AmerisourceBergen Corp. Class A	6,447	573
^	Sirius XM Holdings Inc.	90,117	561
*	DISH Network Corp. Class A	8,800	288
	CBS Corp. Class A	558	30
			233,618
Financials (18.2%)
*	Berkshire Hathaway Inc. Class B	151,097	32,975
	JPMorgan Chase & Co.	272,469	30,296
	Bank of America Corp.	769,199	21,845
	Visa Inc. Class A	144,087	20,419
	Wells Fargo & Co.	351,357	19,072
	Mastercard Inc. Class A	74,755	15,031
	Citigroup Inc.	203,979	13,216
	US Bancorp	125,452	6,832
	American Express Co.	55,956	6,282
	American Tower Corp.	35,685	5,870
	CME Group Inc.	27,637	5,253
	Goldman Sachs Group Inc.	27,533	5,250
	PNC Financial Services Group Inc.	35,795	4,860
	Chubb Ltd.	35,739	4,780
	Morgan Stanley	106,015	4,706
	Simon Property Group Inc.	25,010	4,644
	Charles Schwab Corp.	98,498	4,413
	BlackRock Inc.	9,121	3,904
	Crown Castle International Corp.	33,628	3,864
	Intercontinental Exchange Inc.	46,419	3,793
	Bank of New York Mellon Corp.	72,882	3,740
	S&P Global Inc.	20,368	3,724
	Marsh & McLennan Cos. Inc.	41,111	3,647
	Capital One Financial Corp.	38,767	3,477

	Prologis Inc.	51,179	3,446
	Aon plc	19,677	3,249
	BB&T Corp.	62,815	3,210
	Prudential Financial Inc.	33,708	3,160
	Progressive Corp.	47,138	3,125
	American International Group Inc.	71,928	3,111
	Travelers Cos. Inc.	21,793	2,841
	Aflac Inc.	62,044	2,838
	MetLife Inc.	60,470	2,699
	Public Storage	11,994	2,558
	Allstate Corp.	28,180	2,513
	Equinix Inc.	6,415	2,472
	SunTrust Banks Inc.	37,554	2,354
	Welltower Inc.	30,063	2,174
	State Street Corp.	29,231	2,134
	Equity Residential	29,753	2,120
	Discover Financial Services	27,733	1,977
	T. Rowe Price Group Inc.	18,645	1,853
	Ventas Inc.	28,816	1,830
	Northern Trust Corp.	17,117	1,699
	Boston Properties Inc.	12,520	1,643
*	Berkshire Hathaway Inc. Class A	5	1,630
	Weyerhaeuser Co.	61,127	1,614
	Fifth Third Bancorp	54,081	1,510
	Ameriprise Financial Inc.	11,486	1,490
	Synchrony Financial	53,951	1,402
	TD Ameritrade Holding Corp.	22,978	1,236
	AvalonBay Communities Inc.	5,718	1,090
	Franklin Resources Inc.	12,846	435
	Interactive Brokers Group Inc.	5,924	343
			295,649
Health Care (15.1%)
	Johnson & Johnson	217,459	31,945
	Pfizer Inc.	475,269	21,972
	UnitedHealth Group Inc.	77,990	21,943
	Merck & Co. Inc.	215,570	17,103
	AbbVie Inc.	122,757	11,572
	Amgen Inc.	52,487	10,930
	Medtronic plc	109,558	10,685
	Abbott Laboratories	142,093	10,522
	Eli Lilly & Co.	78,309	9,291
	Thermo Fisher Scientific Inc.	32,620	8,140
	Gilead Sciences Inc.	105,079	7,559
	Bristol-Myers Squibb Co.	132,544	7,086
	Anthem Inc.	21,034	6,101
	Becton Dickinson and Co.	21,674	5,478
*	Biogen Inc.	16,321	5,447
*	Intuitive Surgical Inc.	9,295	4,935
*	Express Scripts Holding Co.	45,702	4,637
	Cigna Corp.	19,709	4,403
	Allergan plc	27,507	4,308
	Stryker Corp.	24,237	4,253
*	Boston Scientific Corp.	112,350	4,232
*	Celgene Corp.	56,911	4,110
*	Illumina Inc.	11,965	4,038
*	Vertex Pharmaceuticals Inc.	20,656	3,734
	Humana Inc.	11,218	3,696

	Zoetis Inc.	39,153	3,675
	HCA Healthcare Inc.	22,541	3,246
	Baxter International Inc.	41,157	2,821
*	Regeneron Pharmaceuticals Inc.	6,431	2,352
*	Alexion Pharmaceuticals Inc.	17,205	2,119
	Zimmer Biomet Holdings Inc.	16,555	1,937
*	Mylan NV	39,596	1,341
	Cardinal Health Inc.	12,510	686
			246,297
Industrials (10.6%)
	Boeing Co.	44,208	15,330
	3M Co.	47,588	9,894
	Union Pacific Corp.	59,942	9,218
	Honeywell International Inc.	60,306	8,850
	Accenture plc Class A	51,957	8,548
	United Technologies Corp.	66,495	8,102
*	PayPal Holdings Inc.	91,153	7,822
	Caterpillar Inc.	48,279	6,550
	United Parcel Service Inc. Class B	56,150	6,474
	Lockheed Martin Corp.	19,596	5,887
	Danaher Corp.	50,991	5,586
	General Electric Co.	705,028	5,288
	Automatic Data Processing Inc.	33,816	4,985
	CSX Corp.	66,107	4,801
	FedEx Corp.	19,285	4,416
	Deere & Co.	26,320	4,076
	Raytheon Co.	23,092	4,049
	Norfolk Southern Corp.	22,718	3,879
	General Dynamics Corp.	20,372	3,767
	Northrop Grumman Corp.	14,112	3,667
	Emerson Electric Co.	50,880	3,435
	Illinois Tool Works Inc.	24,412	3,394
	Waste Management Inc.	34,648	3,248
	Sherwin-Williams Co.	6,847	2,904
	Fidelity National Information Services Inc.	26,695	2,882
	Eaton Corp. plc	35,052	2,697
	Johnson Controls International plc	74,674	2,597
	TE Connectivity Ltd.	28,177	2,168
	Ingersoll-Rand plc	19,985	2,069
	Cummins Inc.	12,634	1,908
	Agilent Technologies Inc.	25,997	1,881
	Fortive Corp.	24,302	1,849
	Parker-Hannifin Corp.	10,735	1,847
	Paychex Inc.	26,099	1,847
	PACCAR Inc.	28,403	1,767
	Rockwell Automation Inc.	9,968	1,738
	Stanley Black & Decker Inc.	12,315	1,611
	Republic Services Inc. Class A	17,026	1,317
*	Square Inc.	11,632	812
			173,160
Oil & Gas (5.4%)
	Exxon Mobil Corp.	343,224	27,286
	Chevron Corp.	155,365	18,479
	ConocoPhillips	94,264	6,238
	Schlumberger Ltd.	112,258	5,063
	EOG Resources Inc.	46,917	4,847

	Occidental Petroleum Corp.	61,890	4,349
	Marathon Petroleum Corp.	55,920	3,644
	Phillips 66	33,840	3,165
	Valero Energy Corp.	34,566	2,762
	Kinder Morgan Inc.	152,652	2,606
	Williams Cos. Inc.	98,010	2,482
	Anadarko Petroleum Corp.	41,677	2,205
	Halliburton Co.	67,691	2,127
	Pioneer Natural Resources Co.	13,774	2,035
	Baker Hughes a GE Co. Class A	20,377	465
			87,753
Technology (21.3%)
	Microsoft Corp.	621,637	68,933
	Apple Inc.	352,364	62,925
*	Facebook Inc. Class A	195,535	27,494
*	Alphabet Inc. Class A	24,183	26,835
*	Alphabet Inc. Class C	24,118	26,396
	Intel Corp.	373,757	18,430
	Cisco Systems Inc.	381,129	18,245
	Oracle Corp.	225,921	11,016
*	Adobe Inc.	39,655	9,949
	International Business Machines Corp.	73,920	9,186
	Broadcom Inc.	34,982	8,305
*	salesforce.com Inc.	57,187	8,164
	Texas Instruments Inc.	78,815	7,870
	NVIDIA Corp.	46,868	7,660
	QUALCOMM Inc.	112,952	6,581
	Intuit Inc.	19,715	4,229
*	Micron Technology Inc.	93,726	3,614
	Cognizant Technology Solutions Corp. Class A	47,022	3,349
	Applied Materials Inc.	79,675	2,970
	HP Inc.	128,179	2,948
	Analog Devices Inc.	30,205	2,776
	Corning Inc.	65,664	2,116
	Lam Research Corp.	12,806	2,010
	Hewlett Packard Enterprise Co.	120,055	1,801
	DXC Technology Co.	22,667	1,429
*	ServiceNow Inc.	7,250	1,343
*	VMware Inc. Class A	6,190	1,036
*	Snap Inc.	12	—
			347,610
Telecommunications (2.5%)
	Verizon Communications Inc.	334,999	20,200
	AT&T Inc.	588,762	18,393
*	T-Mobile US Inc.	23,992	1,642
*	Sprint Corp.	49,663	312
			40,547
Utilities (2.5%)
	NextEra Energy Inc.	38,805	7,051
	Duke Energy Corp.	57,955	5,133
	Dominion Energy Inc.	53,001	3,949
	Southern Co.	81,933	3,878
	Exelon Corp.	78,620	3,647
	American Electric Power Co. Inc.	39,842	3,097
	Sempra Energy	22,204	2,558
	Public Service Enterprise Group Inc.	40,730	2,277

	Xcel Energy Inc.	41,203	2,161
	Consolidated Edison Inc.	25,144	2,020
	PPL Corp.	56,805	1,738
	Edison International	26,441	1,463
*	PG&E Corp.	41,720	1,101
			40,073
Total Common Stocks (Cost $1,045,123)			1,621,987
	Coupon
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.1%)
[2,3] Vanguard Market Liquidity Fund	2.407%	21,730	2,173

		Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
United States Treasury Bill	2.099%	12/27/18	100	100
[4] United States Treasury Bill	2.194%	1/24/19	1,000	997
				1,097
Total Temporary Cash Investments (Cost $3,270)				3,270
Total Investments (99.8%) (Cost $1,048,393)				1,625,257
Other Assets and Liabilities-Net (0.2%)[3]				2,909
Net Assets (100%)				1,628,166

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $533,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and -0.1%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $599,000 of collateral received for securities on loan.
4	Securities with a value of $299,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation )
Long Futures Contracts
E-mini S&P 500 Index	December 2018	38	5,241	(143)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the

Mega Cap Index Fund

valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1–Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3–Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Investments.

Mega Cap Index Fund

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	1,621,987	—	—
Temporary Cash Investments	2,173	1,097	—
Futures Contracts—Assets[1]	27	—	—
Total	1,624,187	1,097	—
1 Represents variation margin on the last day of the reporting period.

Vanguard Mega Cap Growth Index Fund

Schedule of Investments (unaudited)

As of November 30, 2018

		Shares	Market Value ($000)
Common Stocks (98.0%)[1]
Basic Materials (1.6%)
*	Linde plc	235,262	37,418
	Ecolab Inc.	111,006	17,815
	Nucor Corp.	135,203	8,168
			63,401
Consumer Goods (7.1%)
	Philip Morris International Inc.	663,853	57,443
	Altria Group Inc.	805,050	44,141
	NIKE Inc. Class B	546,902	41,083
	Colgate-Palmolive Co.	370,539	23,537
*,^	Tesla Inc.	54,616	19,142
	Activision Blizzard Inc.	309,111	15,419
	Estee Lauder Cos. Inc. Class A	95,706	13,654
	Constellation Brands Inc. Class A	68,049	13,321
	Kraft Heinz Co.	260,242	13,304
*	Electronic Arts Inc.	130,180	10,944
*	Monster Beverage Corp.	177,067	10,567
	Hershey Co.	60,390	6,540
	Brown-Forman Corp. Class B	120,186	5,735
			274,830
Consumer Services (22.6%)
*	Amazon.com Inc.	142,232	240,396
	Home Depot Inc.	488,597	88,104
	Comcast Corp. Class A	1,952,673	76,174
	Walt Disney Co.	603,311	69,676
	McDonald’s Corp.	331,358	62,464
*	Netflix Inc.	176,666	50,550
	Costco Wholesale Corp.	187,256	43,309
*	Booking Holdings Inc.	20,228	38,269
	Starbucks Corp.	547,286	36,515
	Lowe’s Cos. Inc.	329,177	31,065
	TJX Cos. Inc.	507,130	24,773
*	Charter Communications Inc. Class A	69,357	22,832
	Ross Stores Inc.	160,736	14,081
	Marriott International Inc. Class A	111,085	12,778
	Dollar General Corp.	114,201	12,675
	Yum! Brands Inc.	135,522	12,498
	Southwest Airlines Co.	220,242	12,027
*	O’Reilly Automotive Inc.	34,426	11,938
	Hilton Worldwide Holdings Inc.	127,353	9,620
*	AutoZone Inc.	5,635	4,559
^	Sirius XM Holdings Inc.	478,075	2,978
			877,281
Financials (12.2%)
	Visa Inc. Class A	758,712	107,517
	Mastercard Inc. Class A	393,986	79,219
	American Tower Corp.	188,234	30,963
	Simon Property Group Inc.	132,047	24,520
	Charles Schwab Corp.	519,104	23,256

	BlackRock Inc.	47,698	20,415
	Crown Castle International Corp.	177,055	20,344
	Intercontinental Exchange Inc.	245,034	20,024
	S&P Global Inc.	107,362	19,632
	Marsh & McLennan Cos. Inc.	215,764	19,138
	Prologis Inc.	268,977	18,113
	Aon plc	103,593	17,104
	Public Storage	63,204	13,479
	Equinix Inc.	33,977	13,091
	T. Rowe Price Group Inc.	98,744	9,811
	Boston Properties Inc.	65,995	8,658
	TD Ameritrade Holding Corp.	121,438	6,535
	Welltower Inc.	79,658	5,762
	AvalonBay Communities Inc.	29,445	5,611
	Ventas Inc.	75,938	4,821
	Weyerhaeuser Co.	161,420	4,263
	Interactive Brokers Group Inc.	30,384	1,758
			474,034
Health Care (11.3%)
	AbbVie Inc.	646,607	60,956
	Medtronic plc	577,156	56,290
	Thermo Fisher Scientific Inc.	172,027	42,929
	Bristol-Myers Squibb Co.	696,917	37,257
	Becton Dickinson and Co.	114,306	28,891
*	Biogen Inc.	86,032	28,711
*	Intuitive Surgical Inc.	48,566	25,782
	Stryker Corp.	127,883	22,438
*	Boston Scientific Corp.	590,648	22,250
*	Celgene Corp.	300,490	21,701
*	Illumina Inc.	62,736	21,173
*	Vertex Pharmaceuticals Inc.	109,091	19,723
	Zoetis Inc.	205,898	19,328
*	Regeneron Pharmaceuticals Inc.	34,019	12,439
*	Alexion Pharmaceuticals Inc.	90,410	11,134
	Baxter International Inc.	108,532	7,440
			438,442
Industrials (12.6%)
	Boeing Co.	233,051	80,813
	3M Co.	250,553	52,095
	Union Pacific Corp.	315,789	48,562
	Accenture plc Class A	273,615	45,015
*	PayPal Holdings Inc.	480,231	41,209
	United Parcel Service Inc. Class B	296,145	34,143
	Lockheed Martin Corp.	103,340	31,046
	Automatic Data Processing Inc.	177,728	26,201
	Illinois Tool Works Inc.	129,007	17,938
	Sherwin-Williams Co.	35,915	15,230
	Fidelity National Information Services Inc.	140,306	15,146
	Danaher Corp.	134,372	14,719
	FedEx Corp.	50,804	11,634
	Raytheon Co.	60,873	10,673
	Agilent Technologies Inc.	136,731	9,893
	Paychex Inc.	138,067	9,770
	Fortive Corp.	128,131	9,747
	Rockwell Automation Inc.	52,582	9,167
	Stanley Black & Decker Inc.	32,601	4,266

*		Square Inc.		61,045	4,263
					491,530
Oil & Gas (2.6%)
		Schlumberger Ltd.		590,859	26,648
		EOG Resources Inc.		247,386	25,557
		Occidental Petroleum Corp.		326,640	22,953
		Anadarko Petroleum Corp.		218,690	11,569
		Pioneer Natural Resources Co.		72,807	10,757
		Baker Hughes a GE Co. Class A		107,395	2,451
					99,935
Technology (27.8%)
		Apple Inc.		1,856,368	331,510
*		Alphabet Inc. Class A		127,669	141,668
*		Alphabet Inc. Class C		127,013	139,007
*		Facebook Inc. Class A		979,731	137,760
*		Adobe Inc.		209,138	52,471
		Broadcom Inc.		184,334	43,763
*		salesforce.com Inc.		301,401	43,028
		Texas Instruments Inc.		415,141	41,452
		NVIDIA Corp.		246,708	40,319
		Intuit Inc.		104,058	22,324
*		Micron Technology Inc.		495,579	19,110
		Cognizant Technology Solutions Corp. Class A		248,030	17,667
		Applied Materials Inc.		419,539	15,640
		Analog Devices Inc.		158,665	14,584
		Lam Research Corp.		67,343	10,570
*		ServiceNow Inc.		38,100	7,059
*		VMware Inc. Class A		32,189	5,386
					1,083,318
Telecommunications (0.2%)
*		T-Mobile US Inc.		126,743	8,676
Total Common Stocks (Cost $2,693,634)					3,811,447
		Coupon
Temporary Cash Investments (2.0%)[1]
Money Market Fund (2.0%)
[2,3]	Vanguard Market Liquidity Fund	2.407%		771,502	77,150

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[4]	United States Treasury Bill	2.479%	5/9/19	600	594
Total Temporary Cash Investments (Cost $77,744)					77,744
Total Investments (100.0%) (Cost $2,771,378)					3,889,191
Other Assets and Liabilities-Net (0.0%)[3]					1,068
Net Assets (100%)					3,890,259

*  Non-income-producing security.

^  Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,936,000.

1     The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swaps contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.

2     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3     Includes $9,244,000 of collateral received for securities on loan.

4     Securities with a value of $594,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)

	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2018	96	13,240	(273)

Total Return Swaps

Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1]	Value and Unrealized Appreciation (Depreciation) ($000)
Amazon.com Inc.	02/04/19	GSI	56,680	2.503%	2,432
Facebook Inc. Class A	02/04/19	GSI	7,193	2.503%	(167)
					2,265

GSI—Goldman Sachs International.

1 Payment received/paid monthly.

At November 30, 2018, a counterparty had deposited in segregated accounts cash of $1,640,000 in connection with open swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such

Mega Cap Growth Index Fund

factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering

Mega Cap Growth Index Fund

into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	3,811,447	—	—
Temporary Cash Investments	77,150	594	—
Futures Contracts—Assets[1]	68	—	—
Swap Contracts—Assets	—	2,432	—
Swap Contracts—Liabilities	—	(167)	—
Total	3,888,665	2,859	—

1 Represents variation margin on the last day of the reporting period.

Vanguard Mega Cap Value Index Fund

Schedule of Investments (unaudited)

As of November 30, 2018

	Shares	Market Value ($000)
Common Stocks (99.6%)[1]
Basic Materials (2.2%)
DowDuPont Inc.	490,393	28,369
Air Products & Chemicals Inc.	46,623	7,500
LyondellBasell Industries NV Class A	66,207	6,178
PPG Industries Inc.	51,445	5,624
International Paper Co.	87,000	4,019
		51,690
Consumer Goods (8.3%)
Procter & Gamble Co.	529,145	50,009
Coca-Cola Co.	813,543	41,003
PepsiCo Inc.	300,575	36,652
Mondelez International Inc. Class A	311,600	14,016
General Motors Co.	269,827	10,240
Kimberly-Clark Corp.	73,893	8,525
Ford Motor Co.	832,202	7,831
VF Corp.	67,399	5,479
Archer-Daniels-Midland Co.	119,034	5,478
General Mills Inc.	126,743	5,362
Kellogg Co.	58,930	3,751
Aptiv plc	28,325	2,037
Tyson Foods Inc. Class A	31,500	1,857
		192,240
Consumer Services (6.3%)
Walmart Inc.	313,578	30,621
CVS Health Corp.	274,856	22,044
Walgreens Boots Alliance Inc.	179,276	15,179
Twenty-First Century Fox Inc. Class A	223,387	11,051
Delta Air Lines Inc.	132,187	8,025
Target Corp.	111,821	7,935
Sysco Corp.	99,420	6,701
* eBay Inc.	199,902	5,967
McKesson Corp.	42,483	5,289
Carnival Corp.	84,544	5,097
Twenty-First Century Fox Inc.	102,512	5,026
Kroger Co.	169,431	5,025
Las Vegas Sands Corp.	83,807	4,604
CBS Corp. Class B	71,993	3,901
American Airlines Group Inc.	87,770	3,525
* United Continental Holdings Inc.	24,782	2,397
Omnicom Group Inc.	23,814	1,833
AmerisourceBergen Corp. Class A	17,214	1,530
* DISH Network Corp. Class A	22,815	747
CBS Corp. Class A	1,750	95
		146,592
Financials (23.1%)
* Berkshire Hathaway Inc. Class B	414,173	90,389
JPMorgan Chase & Co.	714,510	79,446
Bank of America Corp.	2,017,225	57,289
Wells Fargo & Co.	921,402	50,014

	Citigroup Inc.	534,904	34,656
	US Bancorp	329,013	17,918
	American Express Co.	146,453	16,442
	Goldman Sachs Group Inc.	72,203	13,768
	CME Group Inc.	72,385	13,759
	PNC Financial Services Group Inc.	93,754	12,730
	Chubb Ltd.	93,596	12,518
	Morgan Stanley	278,357	12,356
	Bank of New York Mellon Corp.	191,425	9,822
	Capital One Financial Corp.	101,673	9,118
	BB&T Corp.	164,561	8,409
	Prudential Financial Inc.	88,656	8,312
	Progressive Corp.	123,928	8,215
	American International Group Inc.	188,835	8,167
	Aflac Inc.	163,347	7,472
	Travelers Cos. Inc.	56,883	7,416
	MetLife Inc.	158,605	7,079
	Allstate Corp.	73,637	6,568
	SunTrust Banks Inc.	97,917	6,138
	State Street Corp.	76,691	5,600
	Equity Residential	78,065	5,562
	Discover Financial Services	72,882	5,197
	Northern Trust Corp.	45,109	4,476
	Fifth Third Bancorp	141,097	3,941
	Ameriprise Financial Inc.	30,234	3,923
	Synchrony Financial	142,081	3,691
	Welltower Inc.	39,722	2,873
	Ventas Inc.	37,904	2,407
	Weyerhaeuser Co.	80,178	2,118
	Franklin Resources Inc.	33,487	1,135
*	Berkshire Hathaway Inc. Class A	1	326
			539,250
Health Care (18.3%)
	Johnson & Johnson	570,220	83,765
	Pfizer Inc.	1,246,075	57,606
	UnitedHealth Group Inc.	204,580	57,561
	Merck & Co. Inc.	565,298	44,851
	Amgen Inc.	137,558	28,646
	Abbott Laboratories	372,771	27,604
	Eli Lilly & Co.	205,400	24,369
	Gilead Sciences Inc.	275,461	19,817
	Anthem Inc.	55,209	16,014
*	Express Scripts Holding Co.	119,482	12,124
	Cigna Corp.	51,689	11,546
	Allergan plc	72,097	11,290
	Humana Inc.	29,258	9,640
	HCA Healthcare Inc.	58,822	8,470
	Zimmer Biomet Holdings Inc.	43,189	5,054
	Baxter International Inc.	54,093	3,708
*	Mylan NV	104,401	3,535
	Cardinal Health Inc.	32,703	1,793
			427,393
Industrials (9.0%)
	Honeywell International Inc.	157,875	23,168
	United Technologies Corp.	174,189	21,223
	Caterpillar Inc.	126,316	17,137

General Electric Co.	1,847,189	13,854
CSX Corp.	173,388	12,593
Deere & Co.	68,930	10,676
Norfolk Southern Corp.	59,551	10,168
General Dynamics Corp.	53,586	9,907
Northrop Grumman Corp.	37,039	9,626
Emerson Electric Co.	133,640	9,023
Waste Management Inc.	91,070	8,538
Danaher Corp.	66,965	7,335
Eaton Corp. plc	92,084	7,085
Johnson Controls International plc	196,482	6,834
FedEx Corp.	25,262	5,785
TE Connectivity Ltd.	73,874	5,683
Ingersoll-Rand plc	52,184	5,402
Raytheon Co.	30,282	5,310
Cummins Inc.	33,065	4,995
Parker-Hannifin Corp.	28,157	4,844
PACCAR Inc.	74,429	4,631
Republic Services Inc. Class A	45,043	3,484
Stanley Black & Decker Inc.	16,171	2,116
		209,417
Oil & Gas (7.7%)
Exxon Mobil Corp.	899,980	71,548
Chevron Corp.	407,270	48,441
ConocoPhillips	246,918	16,341
Marathon Petroleum Corp.	146,829	9,567
Phillips 66	88,840	8,308
Valero Energy Corp.	90,870	7,261
Kinder Morgan Inc.	398,782	6,807
Williams Cos. Inc.	257,232	6,513
Halliburton Co.	177,711	5,586
		180,372
Technology (15.8%)
Microsoft Corp.	1,629,865	180,736
Intel Corp.	980,098	48,329
Cisco Systems Inc.	999,683	47,855
Oracle Corp.	592,271	28,879
International Business Machines Corp.	194,041	24,113
QUALCOMM Inc.	296,050	17,248
HP Inc.	336,327	7,735
Corning Inc.	172,183	5,548
Hewlett Packard Enterprise Co.	315,331	4,730
DXC Technology Co.	59,922	3,777
		368,950
Telecommunications (4.4%)
Verizon Communications Inc.	878,335	52,964
AT&T Inc.	1,543,606	48,222
* Sprint Corp.	128,206	805
		101,991
Utilities (4.5%)
NextEra Energy Inc.	101,552	18,453
Duke Energy Corp.	151,401	13,410
Dominion Energy Inc.	138,996	10,355
Southern Co.	215,464	10,198
Exelon Corp.	205,368	9,527
American Electric Power Co. Inc.	104,763	8,144

Sempra Energy			58,101	6,694
Public Service Enterprise Group Inc.			107,379	6,002
Xcel Energy Inc.			107,801	5,654
Consolidated Edison Inc.			66,080	5,310
PPL Corp.			148,937	4,556
Edison International			69,351	3,837
*	PG&E Corp.		110,201	2,907
				105,047
Total Common Stocks (Cost $1,745,936)				2,322,942
	Coupon
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
[2] Vanguard Market Liquidity Fund	2.407%		11,649	1,165
		Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[3] United States Treasury Bill	2.365%	3/21/19	100	99
[3] United States Treasury Bill	2.429%	4/11/19	500	496
				595
Total Temporary Cash Investments (Cost $1,760)				1,760
Total Investments (99.7%) (Cost $1,747,696)				2,324,702
Other Assets and Liabilities-Net (0.3%)				7,009
Net Assets (100%)				2,331,711

*	Non-income-producing security.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and -0.3%, respectively, of net assets.

2	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
3	Securities of $397,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2018	57	7,861	(146)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that

Mega Cap Value Index Fund

fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	2,322,942	—	—
Temporary Cash Investments	1,165	595	—
Futures Contracts—Assets[1]	40	—	—
Total	2,324,147	595	—

1 Represents variation margin on the last day of the reporting period.

Vanguard ESG U.S.Stock ETF

Schedule of Investments (unaudited)

As of November 30, 2018

		Shares	Market Value ($000)
Common Stocks (100.0%)
Basic Materials (2.7%)
	DowDuPont Inc.	7,541	436
*	Linde plc	1,847	294
	Ecolab Inc.	839	135
	Air Products & Chemicals Inc.	669	108
	LyondellBasell Industries NV Class A	1,006	94
	International Paper Co.	1,369	63
	Newmont Mining Corp.	1,783	58
	Nucor Corp.	939	57
	Eastman Chemical Co.	610	48
	Celanese Corp. Class A	415	42
	International Flavors & Fragrances Inc.	295	42
	Mosaic Co.	1,064	38
	FMC Corp.	426	35
	Albemarle Corp.	364	35
	Steel Dynamics Inc.	962	34
	RPM International Inc.	477	32
	CF Industries Holdings Inc.	738	31
	Avery Dennison Corp.	297	29
*	Axalta Coating Systems Ltd.	1,009	25
	Versum Materials Inc.	660	23
*	Alcoa Corp.	699	22
	Ashland Global Holdings Inc.	256	21
	Reliance Steel & Aluminum Co.	246	20
	Balchem Corp.	202	18
	Royal Gold Inc.	165	12
	Huntsman Corp.	570	12
*	Ingevity Corp.	102	10
	Neenah Inc.	144	10
	Commercial Metals Co.	509	10
	WR Grace & Co.	145	9
	NewMarket Corp.	22	9
	Innospec Inc.	107	8
	Scotts Miracle-Gro Co.	96	7
	Cabot Corp.	130	6
	Stepan Co.	78	6
*	Cleveland-Cliffs Inc.	679	6
	Westlake Chemical Corp.	86	6
*	GCP Applied Technologies Inc.	223	6
*	Ferro Corp.	315	6
	Domtar Corp.	132	6
	Sensient Technologies Corp.	88	6
	Quaker Chemical Corp.	26	5
	HB Fuller Co.	110	5
	PolyOne Corp.	154	5
	Minerals Technologies Inc.	88	5
*	Univar Inc.	220	5
	Trinseo SA	88	4
	Carpenter Technology Corp.	88	4
	Hecla Mining Co.	1,027	2

	Tronox Ltd. Class A	210	2
*	AK Steel Holding Corp.	713	2
	Kaiser Aluminum Corp.	21	2
	US Silica Holdings Inc.	125	2
*	Kraton Corp.	57	2
*	Constellium NV Class A	155	1
	Rayonier Advanced Materials Inc.	78	1
	Orion Engineered Carbons SA	41	1
	Schnitzer Steel Industries Inc.	37	1
	Nexa Resources SA	78	1
	Tredegar Corp.	57	1
*	TimkenSteel Corp.	86	1
*	Coeur Mining Inc.	234	1
*	Koppers Holdings Inc.	47	1
*	Century Aluminum Co.	78	1
	Ferroglobe plc	194	—
			1,930
Consumer Goods (8.1%)
	Procter & Gamble Co.	7,842	741
	Coca-Cola Co.	11,734	591
	PepsiCo Inc.	4,518	551
	NIKE Inc. Class B	3,928	295
	Mondelez International Inc. Class A	4,654	209
	Colgate-Palmolive Co.	2,660	169
*	Tesla Inc.	424	149
	Kimberly-Clark Corp.	1,105	127
	Activision Blizzard Inc.	2,386	119
	Ford Motor Co.	12,068	114
	Estee Lauder Cos. Inc. Class A	677	97
	VF Corp.	1,187	96
	Kraft Heinz Co.	1,877	96
*	Monster Beverage Corp.	1,462	87
*	Electronic Arts Inc.	966	81
	General Mills Inc.	1,919	81
	Archer-Daniels-Midland Co.	1,724	79
	Clorox Co.	427	71
	McCormick & Co. Inc.	408	61
	Church & Dwight Co. Inc.	922	61
	Tyson Foods Inc. Class A	989	58
	Aptiv plc	796	57
	Kellogg Co.	881	56
	Hershey Co.	423	46
	Genuine Parts Co.	440	46
	Conagra Brands Inc.	1,391	45
	DR Horton Inc.	1,130	42
	Lennar Corp. Class A	952	41
	JM Smucker Co.	381	40
*	Lululemon Athletica Inc.	298	40
	BorgWarner Inc.	993	39
	PVH Corp.	343	38
*	Take-Two Interactive Software Inc.	342	38
	Hormel Foods Corp.	831	37
	Hasbro Inc.	411	37
	Lamb Weston Holdings Inc.	451	35
	Tapestry Inc.	882	34
*	LKQ Corp.	1,202	33
	Newell Brands Inc.	1,368	32

*	Under Armour Inc.	1,400	31
	Lear Corp.	221	30
	Bunge Ltd.	509	29
	Coca-Cola European Partners plc	592	29
	Toll Brothers Inc.	835	28
	Autoliv Inc.	310	27
	Garmin Ltd.	391	26
	Harley-Davidson Inc.	614	26
	Gentex Corp.	1,146	26
	Whirlpool Corp.	204	26
*	Mohawk Industries Inc.	200	26
	Campbell Soup Co.	651	26
*	Post Holdings Inc.	254	25
*	Middleby Corp.	202	24
*	Wayfair Inc.	227	24
*	Herbalife Nutrition Ltd.	416	24
*	WABCO Holdings Inc.	195	24
	Columbia Sportswear Co.	255	23
	Brunswick Corp.	436	23
	Jefferies Financial Group Inc.	1,056	23
	PulteGroup Inc.	865	23
	Goodyear Tire & Rubber Co.	928	21
	Keurig Dr Pepper Inc.	788	21
	Valvoline Inc.	848	18
	Fortune Brands Home & Security Inc.	407	18
	MDC Holdings Inc.	600	18
	Polaris Industries Inc.	173	17
	Flowers Foods Inc.	844	17
*	Michael Kors Holdings Ltd.	334	15
	Carter’s Inc.	157	15
	Ralph Lauren Corp. Class A	129	14
	Callaway Golf Co.	838	14
	Leggett & Platt Inc.	370	14
	Hanesbrands Inc.	837	13
*	Mattel Inc.	791	11
*	Taylor Morrison Home Corp. Class A	578	10
	Coty Inc. Class A	1,153	10
	Nu Skin Enterprises Inc. Class A	134	9
*	Darling Ingredients Inc.	380	8
*	Helen of Troy Ltd.	56	8
	Lancaster Colony Corp.	44	8
	HNI Corp.	205	8
*	Nomad Foods Ltd.	364	7
	Wolverine World Wide Inc.	212	7
	Tenneco Inc. Class A	210	7
*	TreeHouse Foods Inc.	134	7
	Tupperware Brands Corp.	170	6
*	TRI Pointe Group Inc.	501	6
	Herman Miller Inc.	184	6
	Steven Madden Ltd.	190	6
	Sanderson Farms Inc.	54	6
	KB Home	287	6
	B&G Foods Inc.	198	6
	J&J Snack Foods Corp.	38	6
*	Central Garden & Pet Co. Class A	181	6
	LCI Industries	72	6
*	Edgewell Personal Care Co.	132	6

*	Crocs Inc.	197	5
*	Tempur Sealy International Inc.	107	5
*	Sleep Number Corp.	138	5
*	Hain Celestial Group Inc.	255	5
*	Dorman Products Inc.	60	5
*	Visteon Corp.	71	5
*	iRobot Corp.	54	5
*	Fox Factory Holding Corp.	80	5
	Dana Inc.	330	5
	Adient plc	201	5
	WD-40 Co.	27	5
*	Welbilt Inc.	315	4
	La-Z-Boy Inc.	147	4
	Spectrum Brands Holdings Inc.	85	4
	Medifast Inc.	28	4
*	Cavco Industries Inc.	25	4
*	G-III Apparel Group Ltd.	99	4
	Cooper Tire & Rubber Co.	110	4
*	USANA Health Sciences Inc.	30	4
	Delphi Technologies plc	210	4
	Calavo Growers Inc.	36	4
*	Gentherm Inc.	72	3
*	Meritor Inc.	184	3
	Nutrisystem Inc.	78	3
*	American Axle & Manufacturing Holdings Inc.	220	3
	Oxford Industries Inc.	33	3
	Cal-Maine Foods Inc.	54	3
*	Avon Products Inc.	1,045	2
*	Cooper-Standard Holdings Inc.	30	2
	Steelcase Inc. Class A	128	2
*	Hostess Brands Inc. Class A	167	2
	Coca-Cola Bottling Co. Consolidated	9	2
*	Meritage Homes Corp.	47	2
	National Beverage Corp.	20	2
	ACCO Brands Corp.	200	2
	Inter Parfums Inc.	25	2
	Camping World Holdings Inc. Class A	78	1
	Fresh Del Monte Produce Inc.	40	1
	Winnebago Industries Inc.	53	1
	Andersons Inc.	40	1
*	Under Armour Inc. Class A	45	1
*	LGI Homes Inc.	22	1
*	Modine Manufacturing Co.	77	1
*	American Woodmark Corp.	15	1
	Knoll Inc.	51	1
	Dean Foods Co.	156	1
*	Adecoagro SA	78	1
			5,735
Consumer Services (13.9%)
*	Amazon.com Inc.	1,307	2,209
	Home Depot Inc.	3,678	663
	Comcast Corp. Class A	14,853	579
	Walt Disney Co.	4,791	553
	McDonald’s Corp.	2,492	470
	CVS Health Corp.	4,228	339
	Costco Wholesale Corp.	1,400	324
*	Booking Holdings Inc.	155	293

	Starbucks Corp.	4,236	283
	Lowe’s Cos. Inc.	2,657	251
	Walgreens Boots Alliance Inc.	2,808	238
	TJX Cos. Inc.	4,080	199
*	Charter Communications Inc. Class A	550	181
	Target Corp.	1,710	121
	Ross Stores Inc.	1,192	104
	Sysco Corp.	1,517	102
	Dollar General Corp.	859	95
*	eBay Inc.	3,006	90
*	O’Reilly Automotive Inc.	255	88
	McKesson Corp.	655	82
	Carnival Corp.	1,341	81
	Kroger Co.	2,590	77
*	AutoZone Inc.	92	74
*	Dollar Tree Inc.	829	72
*	Ulta Beauty Inc.	198	59
	CBS Corp. Class B	989	54
	Omnicom Group Inc.	673	52
	Best Buy Co. Inc.	738	48
*	CarMax Inc.	682	45
	Expedia Group Inc.	372	45
*	Burlington Stores Inc.	267	44
	AmerisourceBergen Corp. Class A	467	42
	Tractor Supply Co.	430	41
	Kohl’s Corp.	608	41
	Darden Restaurants Inc.	366	40
*	Liberty Global plc	1,649	40
	Tiffany & Co.	425	39
	Yum China Holdings Inc.	1,073	38
	Advance Auto Parts Inc.	214	38
	Domino’s Pizza Inc.	131	36
*	Norwegian Cruise Line Holdings Ltd.	698	36
	Vail Resorts Inc.	128	36
*	Chipotle Mexican Grill Inc. Class A	74	35
	Viacom Inc. Class B	1,104	34
	Nielsen Holdings plc	1,246	34
	Macy’s Inc.	977	33
	Interpublic Group of Cos. Inc.	1,369	32
	KAR Auction Services Inc.	548	31
	FactSet Research Systems Inc.	129	30
	Aramark	780	30
	Delta Air Lines Inc.	488	30
*	Liberty Media Corp-Liberty SiriusXM Class A	735	29
	Sirius XM Holdings Inc.	4,612	29
*	Live Nation Entertainment Inc.	513	29
	Service Corp. International	613	28
	Rollins Inc.	428	27
*	Liberty Media Corp-Liberty Formula One	909	27
	L Brands Inc.	814	27
	Southwest Airlines Co.	483	26
*	DISH Network Corp. Class A	802	26
*	GrubHub Inc.	335	26
	Dunkin’ Brands Group Inc.	344	25
*	United Continental Holdings Inc.	262	25
	Foot Locker Inc.	436	25
*	Five Below Inc.	233	24

	Altice USA Inc. Class A	1,378	24
*	Etsy Inc.	450	24
	Sabre Corp.	945	24
	Nordstrom Inc.	451	24
	Gap Inc.	868	24
*	ServiceMaster Global Holdings Inc.	534	24
*	Grand Canyon Education Inc.	189	23
*	Discovery Communications Inc.	818	23
	H&R Block Inc.	813	22
*	Discovery Communications Inc. Class A	681	21
	American Airlines Group Inc.	515	21
	Casey’s General Stores Inc.	152	20
	Cable One Inc.	20	18
	Choice Hotels International Inc.	195	15
*	Liberty Global plc Class A	584	15
	Dolby Laboratories Inc. Class A	197	14
*	Urban Outfitters Inc.	364	14
	Texas Roadhouse Inc. Class A	195	13
	Dun & Bradstreet Corp.	88	13
*	Madison Square Garden Co. Class A	45	12
*	Liberty Media Corp-Liberty SiriusXM Class C	296	12
*	Planet Fitness Inc. Class A	208	12
	Williams-Sonoma Inc.	199	11
*	Trade Desk Inc. Class A	76	11
	Cinemark Holdings Inc.	256	10
*	Ollie’s Bargain Outlet Holdings Inc.	110	10
*	LiveRamp Holdings Inc.	183	9
	Nexstar Media Group Inc. Class A	103	9
*	Adtalem Global Education Inc.	147	9
	New York Times Co. Class A	316	8
	Tribune Media Co. Class A	204	8
	World Wrestling Entertainment Inc. Class A	109	8
	Cracker Barrel Old Country Store Inc.	44	8
	Wendy’s Co.	441	8
	Extended Stay America Inc.	432	8
*	Performance Food Group Co.	227	8
	American Eagle Outfitters Inc.	371	8
	Signet Jewelers Ltd.	143	8
	Aaron’s Inc.	161	8
	Graham Holdings Co. Class B	11	7
*	Stamps.com Inc.	41	7
*	Sprouts Farmers Market Inc.	300	7
*	Hilton Grand Vacations Inc.	210	7
	TEGNA Inc.	499	7
	PriceSmart Inc.	97	7
*	Chegg Inc.	232	6
	Scholastic Corp.	140	6
*	AMC Networks Inc. Class A	108	6
*	Yelp Inc. Class A	190	6
	DSW Inc. Class A	229	6
	Big Lots Inc.	142	6
	Meredith Corp.	108	6
	Lithia Motors Inc. Class A	74	6
	Office Depot Inc.	1,897	6
	Jack in the Box Inc.	69	6
	Monro Inc.	75	6
*	Cars.com Inc.	235	6

*	Sally Beauty Holdings Inc.	285	6
	Strategic Education Inc.	44	6
	Lions Gate Entertainment Corp. Class B	328	6
	Hillenbrand Inc.	132	6
	Dick’s Sporting Goods Inc.	160	6
*	Liberty Latin America Ltd.	309	6
	Travelport Worldwide Ltd.	357	5
	Children’s Place Inc.	42	5
	Alaska Air Group Inc.	74	5
	Sinclair Broadcast Group Inc. Class A	172	5
	Morningstar Inc.	45	5
*	Asbury Automotive Group Inc.	76	5
*	National Vision Holdings Inc.	142	5
*	Pandora Media Inc.	571	5
*	AutoNation Inc.	132	5
	John Wiley & Sons Inc. Class A	88	5
*	Liberty TripAdvisor Holdings Inc. Class A	254	5
*	RH	41	5
	Cheesecake Factory Inc.	99	5
*	Avis Budget Group Inc.	159	5
	Dave & Buster’s Entertainment Inc.	81	5
*	Rite Aid Corp.	3,994	4
*	Weight Watchers International Inc.	84	4
*	JetBlue Airways Corp.	214	4
	Guess? Inc.	175	4
*	Cargurus Inc.	103	4
*	Liberty Latin America Ltd. Class A	212	4
	Abercrombie & Fitch Co.	184	4
	Dine Brands Global Inc.	43	4
	Sonic Corp.	88	4
	Bed Bath & Beyond Inc.	286	4
*	Roku Inc.	89	4
*	frontdoor Inc.	153	4
*	Belmond Ltd. Class A	186	3
	Bloomin’ Brands Inc.	173	3
*	Shutterfly Inc.	66	3
	BJ’s Restaurants Inc.	59	3
	Penske Automotive Group Inc.	73	3
*	SeaWorld Entertainment Inc.	110	3
*	MSG Networks Inc.	116	3
*	Groupon Inc. Class A	978	3
	GameStop Corp. Class A	219	3
	Caleres Inc.	93	3
	Core-Mark Holding Co. Inc.	106	3
*	Houghton Mifflin Harcourt Co.	267	3
*	Hertz Global Holdings Inc.	135	3
*	Shake Shack Inc. Class A	42	2
*	At Home Group Inc.	78	2
*	Diplomat Pharmacy Inc.	143	2
	Hilton Worldwide Holdings Inc.	28	2
*	United Natural Foods Inc.	91	2
*	MakeMyTrip Ltd.	78	2
	Papa John’s International Inc.	40	2
*	IMAX Corp.	102	2
*	TrueCar Inc.	175	2
	Tailored Brands Inc.	78	2
	Matthews International Corp. Class A	42	2

	Group 1 Automotive Inc.	31	2
	SpartanNash Co.	78	1
*	Regis Corp.	78	1
	EW Scripps Co. Class A	78	1
*	Rent-A-Center Inc.	78	1
*	Herc Holdings Inc.	32	1
*	JC Penney Co. Inc.	772	1
	Allegiant Travel Co. Class A	8	1
*	Genesco Inc.	25	1
	Hawaiian Holdings Inc.	26	1
	New Media Investment Group Inc.	78	1
*	Liberty Media Corp-Liberty Braves	41	1
*	Fiesta Restaurant Group Inc.	51	1
	Viad Corp.	19	1
*	Red Robin Gourmet Burgers Inc.	27	1
	Buckle Inc.	48	1
*	Liberty Media Corp-Liberty Formula One Class A	27	1
	National CineMedia Inc.	78	1
*	Express Inc.	78	1
			9,919
Financials (20.2%)
	JPMorgan Chase & Co.	10,375	1,154
	Bank of America Corp.	28,965	823
	Visa Inc. Class A	5,673	804
	Mastercard Inc. Class A	2,951	593
	Citigroup Inc.	7,993	518
	US Bancorp	4,713	257
	American Express Co.	2,120	238
	American Tower Corp.	1,392	229
	Goldman Sachs Group Inc.	1,137	217
	CME Group Inc.	1,118	213
	PNC Financial Services Group Inc.	1,428	194
	Chubb Ltd.	1,438	192
	Morgan Stanley	4,293	191
	Simon Property Group Inc.	978	182
	BlackRock Inc.	397	170
	Charles Schwab Corp.	3,760	168
	Crown Castle International Corp.	1,351	155
	Bank of New York Mellon Corp.	3,000	154
	Intercontinental Exchange Inc.	1,835	150
	S&P Global Inc.	812	148
	Marsh & McLennan Cos. Inc.	1,648	146
	Capital One Financial Corp.	1,530	137
	Aon plc	804	133
	Prologis Inc.	1,942	131
	American International Group Inc.	2,964	128
	BB&T Corp.	2,454	125
	Prudential Financial Inc.	1,312	123
	Progressive Corp.	1,811	120
	MetLife Inc.	2,639	118
	Travelers Cos. Inc.	889	116
	Aflac Inc.	2,469	113
	Public Storage	497	106
	Allstate Corp.	1,138	102
	Equinix Inc.	247	95
	SunTrust Banks Inc.	1,494	94
	State Street Corp.	1,186	87

	Welltower Inc.	1,195	86
	Discover Financial Services	1,204	86
	Moody’s Corp.	524	83
	AvalonBay Communities Inc.	415	79
	Equity Residential	1,101	78
	M&T Bank Corp.	461	78
	T. Rowe Price Group Inc.	772	77
	Digital Realty Trust Inc.	645	74
	Ventas Inc.	1,152	73
	Northern Trust Corp.	687	68
	Boston Properties Inc.	511	67
	Weyerhaeuser Co.	2,518	67
*	SBA Communications Corp. Class A	372	64
*	IHS Markit Ltd.	1,146	61
	Synchrony Financial	2,286	59
	Realty Income Corp.	887	57
	Ameriprise Financial Inc.	426	55
	KeyCorp	2,997	55
	Regions Financial Corp.	3,204	53
	Fifth Third Bancorp	1,871	52
	Comerica Inc.	625	49
	Citizens Financial Group Inc.	1,339	49
	Hartford Financial Services Group Inc.	1,043	46
*	Markel Corp.	40	46
*	CBRE Group Inc. Class A	1,034	45
	First Republic Bank	451	45
	TD Ameritrade Holding Corp.	827	45
	Raymond James Financial Inc.	548	44
	HCP Inc.	1,478	43
	Lincoln National Corp.	680	43
	Principal Financial Group Inc.	858	42
	Host Hotels & Resorts Inc.	2,217	42
	Huntington Bancshares Inc.	2,850	42
	Arthur J Gallagher & Co.	535	41
	MSCI Inc. Class A	261	41
	E*TRADE Financial Corp.	783	41
	Iron Mountain Inc.	1,193	41
*	SVB Financial Group	159	41
	Loews Corp.	825	40
	Alexandria Real Estate Equities Inc.	317	39
	Annaly Capital Management Inc.	3,918	39
	Vornado Realty Trust	543	39
	Camden Property Trust	403	38
	Cincinnati Financial Corp.	464	38
	East West Bancorp Inc.	698	37
	UDR Inc.	859	37
	STAG Industrial Inc.	1,318	35
	Piedmont Office Realty Trust Inc. Class A	1,884	35
	Renasant Corp.	955	35
	People’s United Financial Inc.	2,044	34
	Franklin Resources Inc.	1,003	34
	Nasdaq Inc.	363	33
	VEREIT Inc.	4,318	33
	Healthcare Trust of America Inc. Class A	1,174	33
	Duke Realty Corp.	1,153	33
*	SLM Corp.	3,068	32
	CubeSmart	999	31

	Cathay General Bancorp	784	31
	American Financial Group Inc.	298	31
	Regency Centers Corp.	479	30
	Reinsurance Group of America Inc. Class A	203	30
	AGNC Investment Corp.	1,679	30
	Invesco Ltd.	1,453	30
	Torchmark Corp.	339	29
	Western Union Co.	1,549	29
	Fidelity National Financial Inc.	863	29
	Voya Financial Inc.	643	29
	Liberty Property Trust	637	29
	Ally Financial Inc.	1,077	29
	SL Green Realty Corp.	295	28
	Alleghany Corp.	45	28
	Kilroy Realty Corp.	404	28
	Unum Group	783	28
	Equity LifeStyle Properties Inc.	282	28
	MarketAxess Holdings Inc.	128	28
	Sun Communities Inc.	266	28
	Kimco Realty Corp.	1,693	28
	Synovus Financial Corp.	732	28
	Macerich Co.	535	27
	WR Berkley Corp.	339	27
	Omega Healthcare Investors Inc.	688	26
	Invitation Homes Inc.	1,199	26
	New York Community Bancorp Inc.	2,417	26
*	Athene Holding Ltd. Class A	584	25
	SEI Investments Co.	468	25
	Physicians Realty Trust	1,398	25
	Brown & Brown Inc.	854	25
	Park Hotels & Resorts Inc.	803	25
	WP Carey Inc.	363	25
	Washington REIT	899	24
	First American Financial Corp.	501	24
*	Black Knight Inc.	526	24
	National Health Investors Inc.	304	24
	Brandywine Realty Trust	1,644	23
*	Western Alliance Bancorp	495	23
	LPL Financial Holdings Inc.	358	23
*	Texas Capital Bancshares Inc.	378	23
	First Commonwealth Financial Corp.	1,605	22
	Old Republic International Corp.	992	22
	Sterling Bancorp	1,151	22
	Fulton Financial Corp.	1,271	22
	Lamar Advertising Co. Class A	291	22
*	GCI Liberty Inc. Class A	450	22
	Hanover Insurance Group Inc.	187	21
	Lazard Ltd. Class A	533	21
	RenaissanceRe Holdings Ltd.	160	21
	Radian Group Inc.	1,138	21
	CVB Financial Corp.	899	21
	Assurant Inc.	213	21
	Wintrust Financial Corp.	263	20
	First Midwest Bancorp Inc.	862	20
	Zions Bancorp NA	417	20
	Berkshire Hills Bancorp Inc.	593	20
	South State Corp.	277	20

	Commerce Bancshares Inc.	316	20
	Axis Capital Holdings Ltd.	358	20
	Home BancShares Inc.	1,002	20
	Janus Henderson Group plc	834	20
	Selective Insurance Group Inc.	294	20
	Signature Bank	147	18
	United Community Banks Inc.	694	18
	Sabra Health Care REIT Inc.	921	18
	City Holding Co.	231	18
	Columbia Banking System Inc.	433	18
	Bank OZK	644	17
	Union Bankshares Corp.	487	17
	Jones Lang LaSalle Inc.	119	17
	Stifel Financial Corp.	343	17
	Hope Bancorp Inc.	1,082	16
	United Bankshares Inc.	453	16
	Washington Trust Bancorp Inc.	310	16
*	Howard Hughes Corp.	145	16
	Colony Capital Inc.	2,555	16
	Primerica Inc.	130	15
	Trustmark Corp.	474	15
	Legg Mason Inc.	526	15
	Navient Corp.	1,304	15
	Senior Housing Properties Trust	1,079	15
*	OneMain Holdings Inc.	503	15
	Popular Inc.	258	15
	Brookline Bancorp Inc.	933	14
	Rayonier Inc.	453	14
	CyrusOne Inc.	247	14
	EPR Properties	189	13
	International Bancshares Corp.	347	13
	Starwood Property Trust Inc.	593	13
	WesBanco Inc.	305	13
	Forest City Realty Trust Inc. Class A	504	13
	Community Bank System Inc.	194	13
	Retail Properties of America Inc.	1,001	13
*	Brighthouse Financial Inc.	309	12
	Towne Bank	428	12
	Assured Guaranty Ltd.	299	12
	Ameris Bancorp	280	12
	Taubman Centers Inc.	223	12
	First Horizon National Corp.	712	12
	LegacyTexas Financial Group Inc.	300	12
	Umpqua Holdings Corp.	584	11
	STORE Capital Corp.	375	11
	Capitol Federal Financial Inc.	771	11
	Independent Bank Group Inc.	189	11
	Douglas Emmett Inc.	282	10
	LTC Properties Inc.	223	10
	Kemper Corp.	135	10
	Acadia Realty Trust	357	10
	Webster Financial Corp.	170	10
	Eaton Vance Corp.	244	10
	JBG SMITH Properties	246	10
*	MGIC Investment Corp.	819	10
	Healthcare Realty Trust Inc.	308	10
	Two Harbors Investment Corp.	651	9

	PS Business Parks Inc.	66	9
*	Green Dot Corp. Class A	109	9
*	SITE Centers Corp.	730	9
	CIT Group Inc.	195	9
	MFA Financial Inc.	1,238	9
	Cullen/Frost Bankers Inc.	88	9
	Hudson Pacific Properties Inc.	285	9
	Bank of Hawaii Corp.	110	9
	First Financial Bankshares Inc.	132	9
	Highwoods Properties Inc.	198	9
	LaSalle Hotel Properties	260	8
	Glacier Bancorp Inc.	176	8
	Pebblebrook Hotel Trust	237	8
	Weingarten Realty Investors	286	8
	FirstCash Inc.	92	8
	Blackstone Mortgage Trust Inc. Class A	233	8
*	Essent Group Ltd.	209	8
	Clearway Energy Inc. Class A	443	8
	Chimera Investment Corp.	415	8
	Flushing Financial Corp.	327	8
	Prosperity Bancshares Inc.	110	8
	BancorpSouth Bank	242	7
	Uniti Group Inc.	373	7
	Evercore Inc. Class A	90	7
	Ryman Hospitality Properties Inc.	100	7
	CoreSite Realty Corp.	76	7
	American Equity Investment Life Holding Co.	216	7
	Americold Realty Trust	274	7
	Sunstone Hotel Investors Inc.	481	7
	RLJ Lodging Trust	360	7
	Chemical Financial Corp.	154	7
	Equity Commonwealth	228	7
	Valley National Bancorp	660	7
	Simmons First National Corp. Class A	242	7
	Hancock Whitney Corp.	176	7
	First Industrial Realty Trust Inc.	220	7
	Old National Bancorp	374	7
*	Axos Financial Inc.	222	7
*	LendingTree Inc.	26	7
	First Financial Bancorp	242	7
	RLI Corp.	88	7
	Associated Banc-Corp	286	7
	CNO Financial Group Inc.	361	7
	Cousins Properties Inc.	770	7
	Rexford Industrial Realty Inc.	198	6
	Heartland Financial USA Inc.	115	6
	Investors Bancorp Inc.	506	6
	Aspen Insurance Holdings Ltd.	147	6
	MB Financial Inc.	132	6
	Outfront Media Inc.	290	6
	First Citizens BancShares Inc. Class A	14	6
*	Genworth Financial Inc. Class A	1,287	6
	IBERIABANK Corp.	80	6
	Federated Investors Inc. Class B	225	6
	UMB Financial Corp.	88	6
	Corporate Office Properties Trust	242	6
	BGC Partners Inc. Class A	560	6

	QTS Realty Trust Inc. Class A	144	6
	BancFirst Corp.	104	6
	ProAssurance Corp.	132	6
	Great Western Bancorp Inc.	154	6
	Brookfield Property REIT Inc. Class A	316	6
	Argo Group International Holdings Ltd.	81	6
	White Mountains Insurance Group Ltd.	6	6
	TCF Financial Corp.	242	5
	BankUnited Inc.	154	5
	Independent Bank Corp.	66	5
	Realogy Holdings Corp.	275	5
	PotlatchDeltic Corp.	139	5
	CenterState Bank Corp.	198	5
	Xenia Hotels & Resorts Inc.	242	5
	Kennedy-Wilson Holdings Inc.	249	5
*	Enstar Group Ltd.	27	5
	DiamondRock Hospitality Co.	440	5
	Santander Consumer USA Holdings Inc.	220	4
	Navigators Group Inc.	60	4
	Mercury General Corp.	70	4
	First BanCorp	408	4
	Moelis & Co. Class A	88	4
	Waddell & Reed Financial Inc. Class A	172	4
	Bank of NT Butterfield & Son Ltd.	88	3
	Select Income REIT	178	3
	Apollo Commercial Real Estate Finance Inc.	175	3
	Invesco Mortgage Capital Inc.	197	3
	National General Holdings Corp.	113	3
	Washington Prime Group Inc.	442	3
	Lexington Realty Trust	310	3
*	Redfin Corp.	156	3
	Franklin Street Properties Corp.	336	3
	CNA Financial Corp.	54	3
	Employers Holdings Inc.	55	2
	HFF Inc. Class A	61	2
*	LendingClub Corp.	692	2
	Retail Opportunity Investments Corp.	130	2
	Horace Mann Educators Corp.	58	2
	Agree Realty Corp.	39	2
	Redwood Trust Inc.	137	2
*	PRA Group Inc.	70	2
*	Cannae Holdings Inc.	122	2
*	Alexander & Baldwin Inc.	102	2
	Terreno Realty Corp.	52	2
	BrightSphere Investment Group plc	154	2
	WisdomTree Investments Inc.	286	2
	Four Corners Property Trust Inc.	73	2
*	Eagle Bancorp Inc.	35	2
	Chesapeake Lodging Trust	67	2
	Global Net Lease Inc.	96	2
	Artisan Partners Asset Management Inc. Class A	71	2
	Walker & Dunlop Inc.	40	2
	Summit Hotel Properties Inc.	168	2
	Safety Insurance Group Inc.	21	2
*	MBIA Inc.	187	2
	United Fire Group Inc.	32	2
	Government Properties Income Trust	193	2

	PennyMac Mortgage Investment Trust	78	2
	Investment Technology Group Inc.	52	2
	Provident Financial Services Inc.	55	1
*	Encore Capital Group Inc.	38	1
	InfraREIT Inc.	46	1
	Cohen & Steers Inc.	28	1
	Front Yard Residential Corp.	116	1
*	RPT Realty	72	1
	Kite Realty Group Trust	62	1
	State Auto Financial Corp.	29	1
*	Flagstar Bancorp Inc.	31	1
	Capstead Mortgage Corp.	130	1
	Piper Jaffray Cos.	14	1
	American Assets Trust Inc.	24	1
	CorePoint Lodging Inc.	70	1
	Universal Health Realty Income Trust	14	1
	Pennsylvania REIT	120	1
	Nelnet Inc. Class A	18	1
	Greenhill & Co. Inc.	41	1
	FBL Financial Group Inc. Class A	13	1
	ServisFirst Bancshares Inc.	23	1
	Kearny Financial Corp.	68	1
	Banner Corp.	15	1
	Hilltop Holdings Inc.	46	1
	First Merchants Corp.	21	1
	Virtus Investment Partners Inc.	9	1
	WSFS Financial Corp.	20	1
	CBL & Associates Properties Inc.	312	1
*	Third Point Reinsurance Ltd.	78	1
*	Pacific Premier Bancorp Inc.	25	1
*	FCB Financial Holdings Inc. Class A	19	1
	RMR Group Inc. Class A	11	1
			14,341
Health Care (15.0%)
	Pfizer Inc.	18,585	859
	UnitedHealth Group Inc.	3,052	859
	Merck & Co. Inc.	8,545	678
	AbbVie Inc.	4,926	464
	Amgen Inc.	2,109	439
	Medtronic plc	4,279	417
	Abbott Laboratories	5,504	408
	Eli Lilly & Co.	3,096	367
	Thermo Fisher Scientific Inc.	1,253	313
	Gilead Sciences Inc.	4,263	307
	Bristol-Myers Squibb Co.	5,361	287
	Anthem Inc.	846	245
	Becton Dickinson and Co.	863	218
*	Biogen Inc.	637	213
*	Intuitive Surgical Inc.	379	201
	Stryker Corp.	1,069	188
*	Express Scripts Holding Co.	1,844	187
*	Boston Scientific Corp.	4,664	176
*	Celgene Corp.	2,403	174
	Allergan plc	1,067	167
	Cigna Corp.	741	166
*	Illumina Inc.	462	156
*	Vertex Pharmaceuticals Inc.	824	149

	Zoetis Inc.	1,548	145
	Humana Inc.	437	144
	HCA Healthcare Inc.	878	126
*	Edwards Lifesciences Corp.	675	109
	Baxter International Inc.	1,584	109
*	Alexion Pharmaceuticals Inc.	775	95
*	Regeneron Pharmaceuticals Inc.	258	94
	Zimmer Biomet Holdings Inc.	660	77
*	IQVIA Holdings Inc.	535	67
	ResMed Inc.	501	56
*	Laboratory Corp. of America Holdings	381	56
*	IDEXX Laboratories Inc.	267	54
*	Align Technology Inc.	235	54
*	Mylan NV	1,559	53
*	BioMarin Pharmaceutical Inc.	548	53
	Cooper Cos. Inc.	183	51
	Cardinal Health Inc.	930	51
	Teleflex Inc.	183	50
*	Hologic Inc.	1,038	46
*	Varian Medical Systems Inc.	358	44
*	ABIOMED Inc.	127	42
*	Henry Schein Inc.	465	42
*	Incyte Corp.	621	40
*	WellCare Health Plans Inc.	151	39
	Quest Diagnostics Inc.	406	36
	Universal Health Services Inc. Class B	256	35
*	Molina Healthcare Inc.	239	33
*	DaVita Inc.	487	32
	STERIS plc	269	32
*	Exact Sciences Corp.	410	32
*	Sarepta Therapeutics Inc.	238	31
	West Pharmaceutical Services Inc.	281	31
	Dentsply Sirona Inc.	803	30
	Perrigo Co. plc	467	29
*	Neurocrine Biosciences Inc.	328	29
*	Jazz Pharmaceuticals plc	189	29
	Encompass Health Corp.	371	28
*	ICON plc	191	28
	Hill-Rom Holdings Inc.	278	27
*	Ionis Pharmaceuticals Inc.	454	27
*	Alnylam Pharmaceuticals Inc.	324	26
*	Seattle Genetics Inc.	411	26
*	Nektar Therapeutics Class A	631	26
*	Bluebird Bio Inc.	206	25
*	PRA Health Sciences Inc.	213	25
*	Charles River Laboratories International Inc.	176	24
*	Catalent Inc.	584	23
	Bio-Techne Corp.	143	23
*	Bio-Rad Laboratories Inc. Class A	82	23
*	Masimo Corp.	148	16
	Chemed Corp.	49	16
*	Teladoc Health Inc.	237	15
*	United Therapeutics Corp.	123	15
*	Exelixis Inc.	710	14
*	Sage Therapeutics Inc.	123	14
*	Haemonetics Corp.	126	14
*	Alkermes plc	368	13

*	Emergent BioSolutions Inc.	184	13
*	FibroGen Inc.	304	13
*	Insulet Corp.	155	13
*	Agios Pharmaceuticals Inc.	191	13
*	Array BioPharma Inc.	741	12
*	LivaNova plc	113	11
*	HealthEquity Inc.	128	11
*	Penumbra Inc.	73	10
*	Integra LifeSciences Holdings Corp.	170	9
*	Amedisys Inc.	65	9
*	Loxo Oncology Inc.	62	9
*	ICU Medical Inc.	35	8
*	Wright Medical Group NV	297	8
	Bruker Corp.	248	8
*	Globus Medical Inc.	167	8
*	NuVasive Inc.	126	8
*	Merit Medical Systems Inc.	125	8
*	Halozyme Therapeutics Inc.	475	8
*	Horizon Pharma plc	389	8
	CONMED Corp.	110	8
*	Ligand Pharmaceuticals Inc.	47	7
*	Acceleron Pharma Inc.	139	7
	Healthcare Services Group Inc.	154	7
*	LHC Group Inc.	69	7
*	Syneos Health Inc.	138	7
*	Immunomedics Inc.	349	7
	Patterson Cos. Inc.	275	7
*	Amicus Therapeutics Inc.	627	7
*	HMS Holdings Corp.	191	7
*	Neogen Corp.	103	7
	Cantel Medical Corp.	77	7
*	Endo International plc	543	7
*	Prestige Consumer Healthcare Inc.	168	7
*	MyoKardia Inc.	105	7
*	Heron Therapeutics Inc.	223	6
*	Inogen Inc.	42	6
*	Pacira Pharmaceuticals Inc.	128	6
*	Omnicell Inc.	79	6
*	NxStage Medical Inc.	214	6
*	Repligen Corp.	93	6
*	Ultragenyx Pharmaceutical Inc.	106	6
*	Novocure Ltd.	154	5
*	Supernus Pharmaceuticals Inc.	111	5
*	Select Medical Holdings Corp.	269	5
*	Global Blood Therapeutics Inc.	162	5
*	Tivity Health Inc.	124	5
*	Genomic Health Inc.	64	5
	Ensign Group Inc.	110	5
*	Tenet Healthcare Corp.	188	5
*	iRhythm Technologies Inc.	66	5
*	Blueprint Medicines Corp.	84	5
*	Myriad Genetics Inc.	141	5
*	Avanos Medical Inc.	95	5
*	TESARO Inc.	95	4
*	Mallinckrodt plc	185	4
*	Ironwood Pharmaceuticals Inc. Class A	318	4
*	Xencor Inc.	100	4

*	Arena Pharmaceuticals Inc.	100	4
*	Atara Biotherapeutics Inc.	101	4
*	Quidel Corp.	66	4
*	REGENXBIO Inc.	67	4
*	ACADIA Pharmaceuticals Inc.	204	4
*	Medicines Co.	153	3
*	Cambrex Corp.	70	3
*	Amneal Pharmaceuticals Inc.	188	3
*	Brookdale Senior Living Inc.	383	3
*	Corcept Therapeutics Inc.	232	3
*	Insmed Inc.	179	3
*	Spectrum Pharmaceuticals Inc.	213	3
*	OPKO Health Inc.	749	3
*	AxoGen Inc.	78	3
*	AnaptysBio Inc.	35	3
*	Aerie Pharmaceuticals Inc.	64	3
*	Innoviva Inc.	138	3
*	Portola Pharmaceuticals Inc.	113	3
*	Editas Medicine Inc.	78	2
*	Enanta Pharmaceuticals Inc.	30	2
*	Magellan Health Inc.	43	2
*	Spark Therapeutics Inc.	55	2
	Luminex Corp.	78	2
*	Momenta Pharmaceuticals Inc.	191	2
*	Esperion Therapeutics Inc.	42	2
*	Nevro Corp.	53	2
*	TherapeuticsMD Inc.	434	2
*	Theravance Biopharma Inc.	78	2
*	WageWorks Inc.	64	2
*	Taro Pharmaceutical Industries Ltd.	18	2
*	Aimmune Therapeutics Inc.	78	2
*	Clovis Oncology Inc.	107	2
*	Natus Medical Inc.	50	2
*	Intrexon Corp.	175	2
*	Acorda Therapeutics Inc.	78	2
*	Akorn Inc.	225	2
	Meridian Bioscience Inc.	78	2
*	Madrigal Pharmaceuticals Inc.	12	1
*	Varex Imaging Corp.	50	1
*	Intra-Cellular Therapies Inc.	78	1
*	Radius Health Inc.	63	1
*	Alder Biopharmaceuticals Inc.	78	1
*	Orthofix Medical Inc.	17	1
*	Eagle Pharmaceuticals Inc.	20	1
*	Prothena Corp. plc	82	1
	Owens & Minor Inc.	117	1
			10,679
Industrials (10.4%)
	Union Pacific Corp.	2,336	359
*	PayPal Holdings Inc.	3,890	334
	Accenture plc Class A	2,004	330
	Caterpillar Inc.	1,954	265
	United Parcel Service Inc. Class B	2,192	253
	Danaher Corp.	2,012	220
	Automatic Data Processing Inc.	1,390	205
	CSX Corp.	2,673	194
	FedEx Corp.	818	187

	Deere & Co.	1,093	169
	Norfolk Southern Corp.	899	153
	Illinois Tool Works Inc.	1,097	153
	Waste Management Inc.	1,319	124
	Sherwin-Williams Co.	273	116
	Fidelity National Information Services Inc.	1,022	110
	Johnson Controls International plc	2,909	101
*	Fiserv Inc.	1,226	97
*	Worldpay Inc. Class A	971	83
	Agilent Technologies Inc.	1,123	81
	Ingersoll-Rand plc	766	79
	Cummins Inc.	499	75
	Fortive Corp.	940	71
*	Square Inc.	1,023	71
	Willis Towers Watson plc	421	67
*	Verisk Analytics Inc. Class A	521	64
	PACCAR Inc.	1,028	64
	Rockwell Automation Inc.	364	63
	Global Payments Inc.	544	61
	Stanley Black & Decker Inc.	464	61
	Total System Services Inc.	603	53
*	FleetCor Technologies Inc.	267	52
	Fastenal Co.	864	51
	Republic Services Inc. Class A	649	50
	Ball Corp.	986	48
*	Shopify Inc.	316	48
*	CoStar Group Inc.	127	47
*	Mettler-Toledo International Inc.	73	46
	IDEX Corp.	332	46
	Vulcan Materials Co.	425	45
*	Waters Corp.	226	45
	Masco Corp.	1,409	45
	Xylem Inc.	611	45
*	XPO Logistics Inc.	570	43
	Broadridge Financial Solutions Inc.	401	42
	WW Grainger Inc.	135	42
	Expeditors International of Washington Inc.	538	41
	PerkinElmer Inc.	459	40
	Westrock Co.	847	40
*	HD Supply Holdings Inc.	986	39
	CH Robinson Worldwide Inc.	413	38
	Dover Corp.	448	38
	TransUnion	588	38
*	Keysight Technologies Inc.	594	37
	Martin Marietta Materials Inc.	192	37
*	First Data Corp. Class A	1,823	35
	Kansas City Southern	335	35
	Jack Henry & Associates Inc.	239	33
	Snap-on Inc.	193	32
*	Trimble Inc.	834	32
*	Arrow Electronics Inc.	412	32
	National Instruments Corp.	633	31
	Spirit AeroSystems Holdings Inc. Class A	373	31
	Alliance Data Systems Corp.	152	30
	Allegion plc	332	30
	Arconic Inc.	1,409	30
*	Zebra Technologies Corp.	167	30

	Packaging Corp. of America	304	30
	JB Hunt Transport Services Inc.	279	30
	AO Smith Corp.	611	29
*	Genesee & Wyoming Inc. Class A	347	29
	Wabtec Corp.	301	28
*	Quanta Services Inc.	801	28
*	Sensata Technologies Holding plc	585	27
	MSC Industrial Direct Co. Inc. Class A	302	27
	Lennox International Inc.	117	26
	Littelfuse Inc.	137	26
	Robert Half International Inc.	420	26
	Booz Allen Hamilton Holding Corp. Class A	498	26
	Donaldson Co. Inc.	450	25
*	WEX Inc.	160	25
	HEICO Corp.	292	25
	Graco Inc.	558	25
*	Crown Holdings Inc.	477	24
	Eagle Materials Inc.	330	24
*	Berry Global Group Inc.	478	24
	AptarGroup Inc.	230	24
	Xerox Corp.	837	23
*	Fair Isaac Corp.	113	22
	Sonoco Products Co.	390	22
	Nordson Corp.	185	22
*	Euronet Worldwide Inc.	188	22
	ManpowerGroup Inc.	267	22
	Carlisle Cos. Inc.	205	22
	MSA Safety Inc.	198	22
	Korn/Ferry International	431	21
	Acuity Brands Inc.	159	21
*	Flex Ltd.	2,232	20
	Toro Co.	309	19
	Woodward Inc.	226	19
	MAXIMUS Inc.	263	19
	AGCO Corp.	299	18
	Avnet Inc.	402	18
	Sealed Air Corp.	478	17
*	RBC Bearings Inc.	111	17
	Louisiana-Pacific Corp.	715	16
	Applied Industrial Technologies Inc.	241	16
	Watsco Inc.	101	16
	FLIR Systems Inc.	330	15
	Owens Corning	286	15
	Vishay Intertechnology Inc.	715	15
	Hexcel Corp.	224	14
*	Kirby Corp.	179	14
	Simpson Manufacturing Co. Inc.	202	12
	Bemis Co. Inc.	217	11
	HEICO Corp. Class A	154	10
	Insperity Inc.	103	10
	Ryder System Inc.	181	10
	Universal Display Corp.	105	10
	Genpact Ltd.	315	10
	Brady Corp. Class A	210	9
*	Stericycle Inc.	190	9
	Jabil Inc.	360	9
	Trinity Industries Inc.	364	9

	Graphic Packaging Holding Co.	722	9
*	Sanmina Corp.	309	8
*	Pagseguro Digital Ltd. Class A	344	8
	Brink’s Co.	116	8
*	Generac Holdings Inc.	144	8
*	ASGN Inc.	116	8
*	Trex Co. Inc.	125	8
*	Proto Labs Inc.	60	8
	Moog Inc. Class A	88	8
	Comfort Systems USA Inc.	146	8
*	Clean Harbors Inc.	118	8
	Macquarie Infrastructure Corp.	181	8
*	CoreLogic Inc.	178	7
	Regal Beloit Corp.	91	7
	USG Corp.	164	7
*	Coherent Inc.	51	7
*	Itron Inc.	130	7
	Air Lease Corp. Class A	180	7
*	MasTec Inc.	155	7
	UniFirst Corp.	44	7
*	Integer Holdings Corp.	75	7
	Franklin Electric Co. Inc.	146	7
*	Fabrinet	125	7
*	AMN Healthcare Services Inc.	103	7
	GATX Corp.	78	6
*	FTI Consulting Inc.	92	6
	Mueller Water Products Inc. Class A	609	6
*	Anixter International Inc.	100	6
*	Evolent Health Inc. Class A	248	6
*	Summit Materials Inc. Class A	438	6
*	Imperva Inc.	114	6
*	Owens-Illinois Inc.	342	6
*	Cimpress NV	52	6
*	Axon Enterprise Inc.	144	6
*	Rexnord Corp.	220	6
*	OSI Systems Inc.	86	6
*	ExlService Holdings Inc.	106	6
	Granite Construction Inc.	120	6
	Cubic Corp.	99	6
	Triton International Ltd.	177	6
	Albany International Corp.	82	6
*	WESCO International Inc.	110	6
	John Bean Technologies Corp.	71	6
	Raven Industries Inc.	144	6
*	BMC Stock Holdings Inc.	338	6
	Valmont Industries Inc.	44	6
*	Rogers Corp.	44	6
*	Conduent Inc.	437	6
*	Mercury Systems Inc.	108	6
	Deluxe Corp.	110	6
	AAON Inc.	145	5
	Rush Enterprises Inc. Class A	141	5
	Covanta Holding Corp.	317	5
*	Beacon Roofing Supply Inc.	146	5
*	SiteOne Landscape Supply Inc.	82	5
	Mobile Mini Inc.	124	5
	McGrath RentCorp	92	5

*	Orbotech Ltd.	84	5
*	TopBuild Corp.	95	5
*	II-VI Inc.	128	5
*	TriNet Group Inc.	103	5
	Belden Inc.	84	5
	Lindsay Corp.	45	5
*	Harsco Corp.	170	5
*	Paylocity Holding Corp.	66	4
*	Dycom Industries Inc.	66	4
	Terex Corp.	132	4
*	Novanta Inc.	66	4
*	Huron Consulting Group Inc.	76	4
	ESCO Technologies Inc.	55	4
	Tennant Co.	63	4
*	Cardtronics plc Class A	112	4
	Forward Air Corp.	53	3
	EVERTEC Inc.	118	3
	Watts Water Technologies Inc. Class A	42	3
*	Advanced Disposal Services Inc.	113	3
	Federal Signal Corp.	127	3
	AAR Corp.	68	3
	Badger Meter Inc.	53	3
*	Builders FirstSource Inc.	215	3
*	Saia Inc.	48	3
	Greenbrier Cos. Inc.	59	3
*	Plexus Corp.	46	3
	Otter Tail Corp.	54	3
*	Hub Group Inc. Class A	58	3
	Werner Enterprises Inc.	75	3
	Navigant Consulting Inc.	90	2
	US Ecology Inc.	33	2
	Greif Inc. Class A	44	2
	ADT Inc.	284	2
*	JELD-WEN Holding Inc.	115	2
	Mueller Industries Inc.	90	2
*	Gibraltar Industries Inc.	59	2
*	Ambarella Inc.	53	2
*	TriMas Corp.	72	2
	Ship Finance International Ltd.	159	2
*	Knowles Corp.	135	2
*	MINDBODY Inc. Class A	74	2
*	SPX Corp.	59	2
*	Masonite International Corp.	32	2
	Universal Forest Products Inc.	62	2
	Sun Hydraulics Corp.	41	2
	GasLog Ltd.	78	2
	Heartland Express Inc.	78	2
*	TTM Technologies Inc.	132	2
*	Manitowoc Co. Inc.	78	2
	Seaspan Corp. Class A	156	1
	Aircastle Ltd.	78	1
*	Tutor Perini Corp.	78	1
	Schneider National Inc. Class B	65	1
*	MACOM Technology Solutions Holdings Inc.	78	1
*	Donnelley Financial Solutions Inc.	78	1
	Myers Industries Inc.	78	1
	Scorpio Tankers Inc.	614	1

	Encore Wire Corp.	25	1
*	Frontline Ltd.	166	1
*	Installed Building Products Inc.	27	1
*	FARO Technologies Inc.	21	1
	H&E Equipment Services Inc.	47	1
*	TrueBlue Inc.	41	1
	Methode Electronics Inc.	34	1
	Primoris Services Corp.	42	1
*	CBIZ Inc.	48	1
	Advanced Drainage Systems Inc.	37	1
	Kelly Services Inc. Class A	44	1
	Benchmark Electronics Inc.	42	1
	Astec Industries Inc.	28	1
*	Sykes Enterprises Inc.	36	1
*	Aegion Corp. Class A	52	1
*	Patrick Industries Inc.	25	1
	AVX Corp.	60	1
	Briggs & Stratton Corp.	65	1
*	CIRCOR International Inc.	29	1
	CTS Corp.	33	1
	Hyster-Yale Materials Handling Inc.	14	1
*	SEACOR Holdings Inc.	22	1
	American Railcar Industries Inc.	13	1
*	Wesco Aircraft Holdings Inc.	78	1
	MDU Resources Group Inc.	28	1
	Boise Cascade Co.	24	1
			7,366
Oil & Gas (1.7%)
	Schlumberger Ltd.	4,390	198
	Marathon Petroleum Corp.	2,129	139
	Phillips 66	1,341	125
	Valero Energy Corp.	1,384	111
	Kinder Morgan Inc.	6,132	105
	Williams Cos. Inc.	3,863	98
	ONEOK Inc.	1,558	96
	Baker Hughes a GE Co. Class A	1,996	45
	National Oilwell Varco Inc.	1,182	38
	Helmerich & Payne Inc.	588	36
	Targa Resources Corp.	746	33
	HollyFrontier Corp.	518	32
	OGE Energy Corp.	646	26
*	Oil States International Inc.	800	18
*	Transocean Ltd.	955	9
*	First Solar Inc.	188	8
	Core Laboratories NV	99	8
	Delek US Holdings Inc.	205	8
	Patterson-UTI Energy Inc.	484	7
	Ensco plc Class A	1,011	6
*	ProPetro Holding Corp.	302	5
*	Chart Industries Inc.	67	4
*	Ocean Rig UDW Inc.	152	4
*	Rowan Cos. plc Class A	282	4
	Cosan Ltd.	439	4
*	SolarEdge Technologies Inc.	100	4
	McDermott International Inc.	410	3
	Nabors Industries Ltd.	980	3
	SemGroup Corp. Class A	180	3

*	NOW Inc.	206	3
*	Arcosa Inc.	98	3
*	Helix Energy Solutions Group Inc.	301	2
*	C&J Energy Services Inc.	120	2
*	MRC Global Inc.	110	2
*	Noble Corp. plc	331	1
	Green Plains Inc.	78	1
*	SunPower Corp. Class A	162	1
	RPC Inc.	78	1
*	Weatherford International plc	1,740	1
*	Exterran Corp.	44	1
*	Newpark Resources Inc.	125	1
*	Jagged Peak Energy Inc.	78	1
*	Forum Energy Technologies Inc.	129	1
			1,201
Technology (24.2%)
	Apple Inc.	15,520	2,772
	Microsoft Corp.	24,254	2,689
*	Alphabet Inc. Class C	1,078	1,180
*	Facebook Inc. Class A	7,663	1,077
*	Alphabet Inc. Class A	859	953
	Intel Corp.	14,852	732
	Cisco Systems Inc.	15,249	730
	Oracle Corp.	8,969	437
*	Adobe Inc.	1,618	406
	International Business Machines Corp.	2,962	368
	Broadcom Inc.	1,399	332
	Texas Instruments Inc.	3,179	317
*	salesforce.com Inc.	2,222	317
	NVIDIA Corp.	1,899	310
	QUALCOMM Inc.	4,801	280
	Intuit Inc.	772	166
*	Micron Technology Inc.	3,624	140
	Cognizant Technology Solutions Corp. Class A	1,810	129
	Analog Devices Inc.	1,320	121
*	ServiceNow Inc.	649	120
	HP Inc.	5,212	120
	Applied Materials Inc.	3,184	119
*	Autodesk Inc.	812	117
*	Red Hat Inc.	571	102
	Corning Inc.	3,047	98
	NXP Semiconductors NV	1,083	90
	Xilinx Inc.	902	83
	Lam Research Corp.	513	80
	Hewlett Packard Enterprise Co.	4,988	75
*	Twitter Inc.	2,282	72
*	Workday Inc. Class A	436	71
*	Dell Technologies Inc. Class V	640	67
	Motorola Solutions Inc.	495	65
*	Cerner Corp.	1,104	64
*	Advanced Micro Devices Inc.	2,997	64
*	VeriSign Inc.	360	56
	DXC Technology Co.	840	53
	NetApp Inc.	779	52
	KLA-Tencor Corp.	525	52
	Microchip Technology Inc.	687	51
*	Citrix Systems Inc.	464	51

	Maxim Integrated Products Inc.	850	47
*	Palo Alto Networks Inc.	272	47
	Juniper Networks Inc.	1,592	46
*	Gartner Inc.	273	42
*	F5 Networks Inc.	243	42
*	Arista Networks Inc.	173	41
	CDW Corp.	445	41
	Symantec Corp.	1,841	41
	Western Digital Corp.	878	40
*	Check Point Software Technologies Ltd.	356	40
*	Akamai Technologies Inc.	577	40
*	Fortinet Inc.	531	39
	Skyworks Solutions Inc.	534	39
*	Cadence Design Systems Inc.	849	38
*	GoDaddy Inc. Class A	583	38
*	VMware Inc. Class A	227	38
*	Synopsys Inc.	409	38
	Marvell Technology Group Ltd.	2,303	37
	Seagate Technology plc	855	37
*	PTC Inc.	386	33
*	Atlassian Corp. plc Class A	377	32
	Leidos Holdings Inc.	498	31
*	ON Semiconductor Corp.	1,579	30
*	Qorvo Inc.	444	29
	Amdocs Ltd.	449	29
*	Cornerstone OnDemand Inc.	509	28
*	Yandex NV Class A	925	27
*	Ultimate Software Group Inc.	103	27
*	Paycom Software Inc.	202	27
*	Aspen Technology Inc.	292	25
*	Twilio Inc. Class A	266	25
	Teradyne Inc.	700	25
*	RingCentral Inc. Class A	299	25
	Monolithic Power Systems Inc.	187	25
*	Tyler Technologies Inc.	127	24
*	HubSpot Inc.	172	24
	CDK Global Inc.	472	24
*	Wix.com Ltd.	227	21
	Cypress Semiconductor Corp.	1,536	21
*	Medidata Solutions Inc.	275	21
*	athenahealth Inc.	155	21
*	Teradata Corp.	512	19
*	Proofpoint Inc.	198	19
*	InterXion Holding NV	298	19
	j2 Global Inc.	232	17
*	CommScope Holding Co. Inc.	917	17
*	NCR Corp.	597	17
*	EPAM Systems Inc.	127	17
*	Zendesk Inc.	274	16
*	Integrated Device Technology Inc.	309	15
*	Okta Inc.	202	13
*	Envestnet Inc.	231	13
*	ARRIS International plc	406	13
*	Q2 Holdings Inc.	215	12
*	Electronics For Imaging Inc.	421	12
*	Ciena Corp.	355	12
*	ACI Worldwide Inc.	394	11

*	Nutanix Inc.	253	11
*	Cree Inc.	252	11
*	Nuance Communications Inc.	661	11
*	Mellanox Technologies Ltd.	108	10
	MKS Instruments Inc.	121	9
	Entegris Inc.	314	9
*	FireEye Inc.	440	9
*	New Relic Inc.	99	9
*	Box Inc.	457	9
*	ViaSat Inc.	124	9
*	Semtech Corp.	153	8
	Power Integrations Inc.	128	8
*	Coupa Software Inc.	122	8
*	RealPage Inc.	152	8
*	Advanced Energy Industries Inc.	163	8
	SYNNEX Corp.	94	8
	Blackbaud Inc.	103	8
*	2U Inc.	125	7
*	Tech Data Corp.	79	7
*	Globant SA	117	7
*	Finisar Corp.	292	7
*	Pure Storage Inc. Class A	355	7
*	Varonis Systems Inc.	115	7
	Science Applications International Corp.	95	7
*	Manhattan Associates Inc.	132	7
	Ubiquiti Networks Inc.	59	6
	Plantronics Inc.	140	6
*	Premier Inc. Class A	159	6
*	Diodes Inc.	181	6
	Cogent Communications Holdings Inc.	128	6
*	NETGEAR Inc.	110	6
	Cabot Microelectronics Corp.	56	6
*	Verint Systems Inc.	132	6
*	Lumentum Holdings Inc.	134	6
*	CyberArk Software Ltd.	80	6
*	Insight Enterprises Inc.	133	6
	CSG Systems International Inc.	167	6
*	NetScout Systems Inc.	207	6
*	Viavi Solutions Inc.	528	5
*	Qualys Inc.	66	5
*	Cirrus Logic Inc.	135	5
	InterDigital Inc.	66	5
*	Five9 Inc.	115	5
	Pegasystems Inc.	88	5
*	Bottomline Technologies DE Inc.	84	5
	Pitney Bowes Inc.	540	5
*	Ellie Mae Inc.	61	4
	Brooks Automation Inc.	132	4
*	CommVault Systems Inc.	66	4
*	Avaya Holdings Corp.	246	4
*	Acacia Communications Inc.	78	3
*	Inphi Corp.	82	3
*	Blucora Inc.	104	3
*	Allscripts Healthcare Solutions Inc.	308	3
	Progress Software Corp.	81	3
*	SailPoint Technologies Holding Inc.	106	3
*	Alarm.com Holdings Inc.	53	3

*	Cloudera Inc.	218	3
*	MaxLinear Inc.	129	3
*	Blackline Inc.	61	3
*	3D Systems Corp.	205	3
*	Yext Inc.	174	2
*	Oclaro Inc.	311	2
	TiVo Corp.	252	2
*	Synaptics Inc.	60	2
	Kulicke & Soffa Industries Inc.	95	2
*	Virtusa Corp.	42	2
*	Stratasys Ltd.	78	2
*	Infinera Corp.	371	2
	Ebix Inc.	33	2
*	NextGen Healthcare Inc.	78	1
*	Mimecast Ltd.	35	1
*	Cray Inc.	45	1
	Xperi Corp.	78	1
*	Amkor Technology Inc.	158	1
*	Luxoft Holding Inc. Class A	32	1
*	Perficient Inc.	41	1
*	Rambus Inc.	119	1
*	MicroStrategy Inc. Class A	8	1
	NIC Inc.	78	1
	Shutterstock Inc.	26	1
*	ScanSource Inc.	26	1
	ADTRAN Inc.	78	1
	Monotype Imaging Holdings Inc.	56	1
*	Lattice Semiconductor Corp.	156	1
*	Endurance International Group Holdings Inc.	78	1
			17,175
Telecommunications (2.4%)
	Verizon Communications Inc.	13,249	799
	AT&T Inc.	23,568	736
*	T-Mobile US Inc.	882	60
	CenturyLink Inc.	2,843	53
	Telephone & Data Systems Inc.	520	19
*	Zayo Group Holdings Inc.	457	12
*	Sprint Corp.	1,618	10
	Shenandoah Telecommunications Co.	157	8
*	8x8 Inc.	385	8
*	Iridium Communications Inc.	272	7
*	Vonage Holdings Corp.	488	5
*	GTT Communications Inc.	100	3
*	Cincinnati Bell Inc.	251	3
	ATN International Inc.	13	1
	Consolidated Communications Holdings Inc.	78	1
*	United States Cellular Corp.	17	1
			1,726
Utilities (1.4%)
	Sempra Energy	848	98
	Consolidated Edison Inc.	970	78
	WEC Energy Group Inc.	996	72
	PPL Corp.	2,282	70
	Eversource Energy	1,018	70
	Edison International	1,066	59
	American Water Works Co. Inc.	615	59

	Evergy Inc.	931	55
	CMS Energy Corp.	817	42
	CenterPoint Energy Inc.	1,458	41
	Atmos Energy Corp.	376	36
	NiSource Inc.	1,356	36
	UGI Corp.	550	32
	Alliant Energy Corp.	682	31
	New Jersey Resources Corp.	528	26
	Aqua America Inc.	721	25
	Hawaiian Electric Industries Inc.	458	17
	IDACORP Inc.	166	16
	Portland General Electric Co.	301	14
	Avangrid Inc.	287	14
	Ormat Technologies Inc.	213	12
	American States Water Co.	141	9
	ONE Gas Inc.	110	9
	Spire Inc.	112	9
	Southwest Gas Holdings Inc.	110	9
	NorthWestern Corp.	132	8
	Avista Corp.	150	8
	Northwest Natural Holding Co.	114	8
	MGE Energy Inc.	105	7
	California Water Service Group	146	7
	South Jersey Industries Inc.	198	6
	El Paso Electric Co.	88	5
	Pattern Energy Group Inc. Class A	172	4
	SJW Group	27	1
	Atlantica Yield plc	49	1
*	Evoqua Water Technologies Corp.	78	1

995
Total Investments (100.0%) (Cost $71,110)	71,067
Other Assets and Liabilities-Net (0.0%)	6
Net Assets (100%)	71,073

*	Non-income-producing security.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

ESG U.S.Stock ETF

Level 1–Quoted prices in active markets for identical securities.

Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3–Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At November 30, 2018, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Vanguard ESG International Stock ETF

Schedule of Investments (unaudited)

As of November 30, 2018

	Shares	Market Value ($000)
Common Stocks (96.2%)[1]
Australia (5.3%)
Commonwealth Bank of Australia	5,276	275
Westpac Banking Corp.	10,180	194
CSL Ltd.	1,399	182
Australia & New Zealand Banking Group Ltd.	8,682	171
National Australia Bank Ltd.	7,932	143
Macquarie Group Ltd.	895	75
Transurban Group	7,773	65
Newcrest Mining Ltd.	2,943	45
Insurance Australia Group Ltd.	7,327	39
Scentre Group	13,489	39
Goodman Group	5,063	38
QBE Insurance Group Ltd.	4,540	38
Bendigo & Adelaide Bank Ltd.	4,809	38
Suncorp Group Ltd.	3,826	37
Brambles Ltd.	4,887	37
Dexus	4,405	34
Amcor Ltd.	3,327	33
ASX Ltd.	725	32
AGL Energy Ltd.	2,045	28
Cochlear Ltd.	214	27
Telstra Corp. Ltd.	12,148	26
Aurizon Holdings Ltd.	8,169	25
Sonic Healthcare Ltd.	1,487	25
Bank of Queensland Ltd.	3,225	23
Computershare Ltd.	1,755	23
APA Group	3,503	23
Stockland	8,336	22
GPT Group	5,547	21
Mirvac Group	13,333	21
Link Administration Holdings Ltd.	3,970	20
Vicinity Centres	10,258	20
James Hardie Industries plc	1,704	20
LendLease Group	2,126	20
AMP Ltd.	10,815	19
Orica Ltd.	1,476	19
Downer EDI Ltd.	4,084	19
SEEK Ltd.	1,331	18
BlueScope Steel Ltd.	2,072	17
Medibank Pvt Ltd.	9,540	17
Orora Ltd.	7,030	17
Ramsay Health Care Ltd.	396	16
Atlas Arteria Ltd.	3,202	16
Alumina Ltd.	9,550	16
Sydney Airport	3,064	15
REA Group Ltd.	272	15
Incitec Pivot Ltd.	5,481	15
Fortescue Metals Group Ltd.	5,070	15
Caltex Australia Ltd.	724	15
Ansell Ltd.	811	14

*	Xero Ltd.	456	13
	Qantas Airways Ltd.	2,959	13
	Boral Ltd.	3,402	13
	Qube Holdings Ltd.	6,338	12
	Challenger Ltd.	1,750	12
	Charter Hall Retail REIT	3,628	12
	AusNet Services	10,494	12
	Healthscope Ltd.	6,901	11
	nib holdings Ltd.	3,070	11
	Iluka Resources Ltd.	1,862	11
	Northern Star Resources Ltd.	1,848	11
	Magellan Financial Group Ltd.	556	11
	carsales.com Ltd.	1,207	10
	BWP Trust	3,891	10
	Metcash Ltd.	4,742	10
	InvoCare Ltd.	1,072	9
	Flight Centre Travel Group Ltd.	241	9
	Domino’s Pizza Enterprises Ltd.	255	9
	Evolution Mining Ltd.	3,586	8
	Primary Health Care Ltd.	4,179	8
	Altium Ltd.	423	7
	Investa Office Fund	1,644	7
	TPG Telecom Ltd.	1,272	7
*	Pilbara Minerals Ltd.	9,709	6
	Navitas Ltd.	1,531	6
*	Saracen Mineral Holdings Ltd.	3,052	6
	Appen Ltd.	497	5
	MYOB Group Ltd.	1,984	5
	WiseTech Global Ltd.	360	5
	G8 Education Ltd.	2,409	5
	Shopping Centres Australasia Property Group	2,172	4
*	Lynas Corp. Ltd.	2,705	4
	Premier Investments Ltd.	323	4
	DuluxGroup Ltd.	786	4
	Charter Hall Group	747	4
	Steadfast Group Ltd.	1,842	4
	IOOF Holdings Ltd.	595	3
	JB Hi-Fi Ltd.	174	3
	GrainCorp Ltd. Class A	540	3
	OZ Minerals Ltd.	453	3
*	NEXTDC Ltd.	606	3
	St. Barbara Ltd.	837	3
	Adelaide Brighton Ltd.	713	3
	Costa Group Holdings Ltd.	463	3
	Perpetual Ltd.	98	3
	Pendal Group Ltd.	399	2
*	Vocus Group Ltd.	996	2
	Regis Resources Ltd.	786	2
	Cleanaway Waste Management Ltd.	1,948	2
	Corporate Travel Management Ltd.	141	2
	Nufarm Ltd.	511	2
	Mineral Resources Ltd.	199	2
	Harvey Norman Holdings Ltd.	917	2
	Nine Entertainment Co. Holdings Ltd.	1,628	2
	Blackmores Ltd.	23	2
	Independence Group NL	746	2
	CSR Ltd.	934	2

	IRESS Ltd.	244	2
	Breville Group Ltd.	239	2
*	Afterpay Touch Group Ltd.	175	2
	Sims Metal Management Ltd.	234	2
	Webjet Ltd.	205	2
*	Mayne Pharma Group Ltd.	2,482	2
			2,483
Austria (0.3%)
	Erste Group Bank AG	1,027	41
*	IMMOFINANZ AG	788	20
	Wienerberger AG	721	16
	Raiffeisen Bank International AG	533	16
	ANDRITZ AG	280	13
	CA Immobilien Anlagen AG	383	12
	Vienna Insurance Group AG Wiener Versicherung Gruppe	96	2
*	BAWAG Group AG	49	2
	UNIQA Insurance Group AG	218	2
	Oesterreichische Post AG	56	2
	Verbund AG	47	2
	S IMMO AG	107	2
	Telekom Austria AG Class A	256	2
	Lenzing AG	18	2
			134
Belgium (0.6%)
	KBC Group NV	831	60
	UCB SA	432	36
	Solvay SA Class A	264	29
	Ageas	538	26
	Ackermans & van Haaren NV	148	24
	Proximus SADP	686	19
	Elia System Operator SA/NV	161	11
*	Tessenderlo Chemie NV (Voting Shares)	292	10
	Telenet Group Holding NV	195	10
	Colruyt SA	151	10
	Ontex Group NV	367	8
	Cofinimmo SA	61	7
	Bekaert SA	209	6
	Gimv NV	68	4
	Befimmo SA	59	3
	Aedifica SA	41	3
	KBC Ancora	73	3
	Melexis NV	39	2
	bpost SA	149	2
	Barco NV	17	2
			275
Brazil (1.3%)
	Itau Unibanco Holding SA Preference Shares	12,400	116
	Banco Bradesco SA Preference Shares	9,000	90
	B3 SA - Brasil Bolsa Balcao	5,500	40
	Banco do Brasil SA	2,900	34
	Lojas Renner SA	2,000	20
	Banco Bradesco SA	2,100	18
	Lojas Americanas SA	4,100	15
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	700	15
	Localiza Rent a Car SA	2,100	15
	BB Seguridade Participacoes SA	1,800	13

	Telefonica Brasil SA Preference Shares	1,100	13
	Kroton Educacional SA	4,800	13
	CCR SA	3,800	13
	Suzano Papel e Celulose SA	1,200	13
	Hypera SA	1,500	12
	Banco Santander Brasil SA	1,100	12
*	BRF SA	2,100	12
	Fibria Celulose SA	600	11
	Transmissora Alianca de Energia Eletrica SA	1,800	11
	Klabin SA	2,300	10
	Braskem SA Preference Shares	600	8
	Fleury SA	1,500	8
	Raia Drogasil SA	500	8
	Cia de Saneamento Basico do Estado de Sao Paulo	1,100	8
	CVC Brasil Operadora e Agencia de Viagens SA	500	8
	TIM Participacoes SA	2,600	8
	EDP - Energias do Brasil SA	2,100	7
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,000	7
	Cia Energetica de Minas Gerais	2,200	7
	Bradespar SA Preference Shares	800	7
	TOTVS SA	800	6
	Lojas Americanas SA Preference Shares	1,100	6
	Metalurgica Gerdau SA Preference Shares Class A	2,600	5
	BR Malls Participacoes SA	1,400	5
	Cia Energetica de Sao Paulo Preference Shares	900	5
	Engie Brasil Energia SA	400	4
	Atacadao Distribuicao Comercio e Industria Ltda	1,000	4
	Linx SA	600	4
	M Dias Branco SA	400	4
	Natura Cosmeticos SA	300	3
	Sul America SA	400	3
	Porto Seguro SA	200	3
	Cia Siderurgica Nacional SA	1,100	3
			627
Canada (7.6%)
	Royal Bank of Canada	3,780	277
	Toronto-Dominion Bank	4,990	276
	Canadian National Railway Co. (Toronto Shares)	2,204	189
	Bank of Nova Scotia	3,377	184
	Enbridge Inc.	5,396	177
	Bank of Montreal	1,698	127
	TransCanada Corp.	2,576	106
	Nutrien Ltd.	1,991	103
	Manulife Financial Corp.	6,152	102
	Canadian Pacific Railway Ltd.	442	93
	Canadian Imperial Bank of Commerce	1,068	90
	Alimentation Couche-Tard Inc. Class B	1,342	70
	Sun Life Financial Inc.	1,851	68
	Waste Connections Inc.	790	62
	National Bank of Canada	1,241	57
	Fortis Inc.	1,555	54
	Rogers Communications Inc. Class B	1,010	54
	Fairfax Financial Holdings Ltd.	110	52
	Magna International Inc.	1,015	51
*	CGI Group Inc. Class A	774	50
	Metro Inc.	1,404	48
	Pembina Pipeline Corp.	1,301	44

	Intact Financial Corp.	474	38
	BCE Inc.	859	37
	Algonquin Power & Utilities Corp.	2,997	32
	CI Financial Corp.	1,985	30
	Wheaton Precious Metals Corp.	1,891	30
*,§	Thomson Reuters Corp. (Tender Offer)	600	30
	Power Corp. of Canada	1,453	29
	Goldcorp Inc.	3,108	29
	Agnico Eagle Mines Ltd.	819	29
	CCL Industries Inc. Class B	689	29
	Shaw Communications Inc. Class B	1,454	27
	Finning International Inc.	1,314	27
	Loblaw Cos. Ltd.	586	27
	Industrial Alliance Insurance & Financial Services Inc.	734	27
	H&R REIT	1,681	27
	Open Text Corp.	740	25
	Canadian Tire Corp. Ltd. Class A	226	25
	CAE Inc.	1,212	25
*	Kinross Gold Corp.	9,062	25
	RioCan REIT	1,303	24
	Gildan Activewear Inc.	702	23
	First Quantum Minerals Ltd.	2,416	22
	Saputo Inc.	661	21
	Toromont Industries Ltd.	463	20
	Inter Pipeline Ltd.	1,236	20
	Methanex Corp.	351	19
	Great-West Lifeco Inc.	804	18
	TELUS Corp.	498	18
	West Fraser Timber Co. Ltd.	338	18
	Ritchie Bros Auctioneers Inc.	497	17
*	BlackBerry Ltd.	1,945	17
	Empire Co. Ltd.	900	17
	Kirkland Lake Gold Ltd.	800	17
	Hydro One Ltd.	1,043	15
*	Descartes Systems Group Inc.	500	15
	Canadian Apartment Properties REIT	404	14
	Colliers International Group Inc.	200	13
*	Air Canada Class B	600	13
*	Bombardier Inc. Class B	7,823	13
	Power Financial Corp.	612	13
	ECN Capital Corp.	4,600	12
	AltaGas Ltd.	1,095	12
	Canadian Utilities Ltd. Class A	500	12
	Lundin Mining Corp.	2,600	11
*	Kinaxis Inc.	200	11
	George Weston Ltd.	154	11
	Winpak Ltd.	300	11
	Gibson Energy Inc.	600	10
*	B2Gold Corp.	3,800	9
	TMX Group Ltd.	157	9
*	Ivanhoe Mines Ltd.	4,600	9
	Hudbay Minerals Inc.	1,800	9
	Pan American Silver Corp.	700	9
	Yamana Gold Inc.	4,200	9
	Boyd Group Income Fund	100	9
*	Thomson Reuters Corp.	175	9
	BRP Inc.	236	8

	Element Fleet Management Corp.	1,500	8
	FirstService Corp.	100	8
*	Canada Goose Holdings Inc.	100	7
*	Home Capital Group Inc. Class B	500	7
*	SSR Mining Inc.	600	6
*	Endeavour Mining Corp.	500	6
	Enerflex Ltd.	500	6
	Atco Ltd.	200	6
	Premium Brands Holdings Corp.	100	6
	Chartwell Retirement Residences	500	6
*	NovaGold Resources Inc.	1,500	6
	Maple Leaf Foods Inc.	200	4
	Canadian Western Bank	200	4
	Quebecor Inc. Class B	200	4
	Granite REIT	100	4
	Capital Power Corp.	200	4
	Cominar REIT	500	4
	Innergex Renewable Energy Inc.	400	4
	TransAlta Corp.	700	4
	Choice Properties REIT	400	4
	Russel Metals Inc.	200	3
	Emera Inc.	100	3
	Genworth MI Canada Inc.	100	3
	Laurentian Bank of Canada	100	3
	Boardwalk REIT	100	3
*	Celestica Inc.	300	3
	Dream Global REIT	300	3
	Osisko Gold Royalties Ltd.	400	3
	First Capital Realty Inc.	200	3
	OceanaGold Corp.	1,000	3
	NFI Group Inc.	100	3
	Norbord Inc.	100	3
	IGM Financial Inc.	100	3
*	Detour Gold Corp.	300	2
	CES Energy Solutions Corp.	900	2
*	Pretium Resources Inc.	300	2
*	IAMGOLD Corp.	700	2
	Cineplex Inc.	100	2
	Alamos Gold Inc. Class A	600	2
	Transcontinental Inc. Class A	100	2
*	Canfor Corp.	100	1
			3,581
Chile (0.3%)
	Enel Americas SA	140,923	24
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	395	18
	Banco de Credito e Inversiones SA	244	16
	Cencosud SA	7,738	14
	Banco Santander Chile	168,616	13
	Empresas CMPC SA	3,642	13
	Banco de Chile	82,549	12
	SACI Falabella	1,427	11
	Empresas COPEC SA	768	10
	Itau CorpBanca	424,764	4
	Enel Chile SA	33,005	3
	Parque Arauco SA	1,293	3
	Colbun SA	13,257	3

	Aguas Andinas SA Class A	4,775	3
			147
China (4.5%)
*	Alibaba Group Holding Ltd. ADR	3,371	542
	Industrial & Commercial Bank of China Ltd.	238,000	170
*	Baidu Inc. ADR	897	169
	Ping An Insurance Group Co. of China Ltd.	15,500	151
	Bank of China Ltd.	233,000	102
	China Overseas Land & Investment Ltd.	14,000	49
	China Merchants Bank Co. Ltd.	11,500	48
	Geely Automobile Holdings Ltd.	19,000	38
	Shenzhou International Group Holdings Ltd.	3,000	37
	China Pacific Insurance Group Co. Ltd.	9,800	35
	Hengan International Group Co. Ltd.	4,000	33
*	TAL Education Group ADR	1,160	33
	China Evergrande Group	10,000	32
	China Telecom Corp. Ltd.	52,000	28
	PICC Property & Casualty Co. Ltd.	26,000	27
	BYD Co. Ltd.	3,500	26
	Sinopharm Group Co. Ltd.	5,200	26
	China Conch Venture Holdings Ltd.	8,000	25
	New China Life Insurance Co. Ltd.	5,600	25
	China Unicom Hong Kong Ltd.	20,000	23
	Guangdong Investment Ltd.	12,000	23
	Sino Biopharmaceutical Ltd.	24,000	22
	China Vanke Co. Ltd.	6,000	21
	Bank of Communications Co. Ltd.	27,000	21
	Autohome Inc. ADR	238	20
	Lenovo Group Ltd.	24,000	17
	China Taiping Insurance Holdings Co. Ltd.	5,200	17
	China National Building Material Co. Ltd.	20,000	16
	People’s Insurance Co. Group of China Ltd.	36,000	16
	Beijing Enterprises Water Group Ltd.	26,000	15
	Fullshare Holdings Ltd.	37,500	14
	Zhuzhou CRRC Times Electric Co. Ltd.	2,600	14
	Huaneng Power International Inc.	22,000	14
	China Resources Pharmaceutical Group Ltd.	9,000	13
	Shimao Property Holdings Ltd.	5,000	12
*	Momo Inc. ADR	381	12
	Chinasoft International Ltd.	18,000	11
	China Huarong Asset Management Co. Ltd.	51,000	11
	China Merchants Securities Co. Ltd.	7,400	10
	China Resources Cement Holdings Ltd.	10,000	10
*	Vipshop Holdings Ltd. ADR	1,700	10
*	GOME Retail Holdings Ltd.	107,000	10
	Logan Property Holdings Co. Ltd.	8,000	9
	Kingdee International Software Group Co. Ltd.	9,000	9
	China Communications Services Corp. Ltd.	10,000	8
	China Resources Gas Group Ltd.	2,000	8
	China Water Affairs Group Ltd.	6,000	7
	Haitong Securities Co. Ltd.	6,400	7
	China Cinda Asset Management Co. Ltd.	24,000	6
	Zhaojin Mining Industry Co. Ltd.	6,500	6
*	GCL-Poly Energy Holdings Ltd.	79,000	5
	Yihai International Holding Ltd.	2,000	5
	Shanghai Jinjiang International Travel Co. Ltd. Class B	3,100	5
	Enerchina Holdings Ltd.	99,000	5

*	Meitu Inc.	11,000	5
	Great Wall Motor Co. Ltd.	6,500	4
	GF Securities Co. Ltd.	2,800	4
	COSCO SHIPPING Ports Ltd.	4,000	4
	Sino-Ocean Group Holding Ltd.	9,000	4
	Far East Horizon Ltd.	4,000	4
	Air China Ltd.	4,000	4
	Shandong Weigao Group Medical Polymer Co. Ltd.	4,000	4
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	1,000	3
	China Reinsurance Group Corp.	16,000	3
	Shanghai Pharmaceuticals Holding Co. Ltd.	1,300	3
	3SBio Inc.	2,000	3
	Agile Group Holdings Ltd.	2,000	3
*	Li Ning Co. Ltd.	2,500	3
	China Traditional Chinese Medicine Holdings Co. Ltd.	4,000	3
	Legend Holdings Corp.	900	3
*	AVIC International Holding HK Ltd.	104,000	3
	China Oriental Group Co. Ltd.	4,000	3
	Huaneng Renewables Corp. Ltd.	8,000	3
	Fuyao Glass Industry Group Co. Ltd.	800	2
	Luye Pharma Group Ltd.	3,000	2
	Sinopec Engineering Group Co. Ltd.	2,500	2
	Dali Foods Group Co. Ltd.	3,000	2
	China Medical System Holdings Ltd.	2,000	2
*	Aluminum Corp. of China Ltd.	6,000	2
	Hilong Holding Ltd.	20,000	2
	SSY Group Ltd.	2,000	2
*	BEST Inc. ADR	400	2
	Nine Dragons Paper Holdings Ltd.	2,000	2
*	China First Capital Group Ltd.	4,000	2
			2,116
Colombia (0.1%)
	Bancolombia SA Preference Shares	1,291	13
	Interconexion Electrica SA ESP	2,220	9
	Almacenes Exito SA	2,040	8
	Bancolombia SA	505	5
	Banco Davivienda SA Preference Shares	258	3
	Grupo Aval Acciones y Valores Preference Shares	6,384	2
			40
Czech Republic (0.1%)
	Komercni banka a.s.	533	21
Denmark (1.4%)
	Novo Nordisk A/S Class B	5,145	239
	Vestas Wind Systems A/S	641	48
	Danske Bank A/S	2,250	45
	DSV A/S	546	42
	Coloplast A/S Class B	382	36
*	Genmab A/S	199	30
	Chr Hansen Holding A/S	329	30
	Novozymes A/S	599	28
	ISS A/S	656	21
	Pandora A/S	362	19
	GN Store Nord A/S	481	17
	Tryg A/S	673	17
	Jyske Bank A/S	423	17

	SimCorp A/S	229	14
*	William Demant Holding A/S	300	9
*	ALK-Abello A/S	50	7
	Schouw & Co. A/S	81	7
	H Lundbeck A/S	141	6
	Sydbank A/S	115	3
	Topdanmark A/S	62	3
	Orsted A/S	31	2
*	Nilfisk Holding A/S	49	2
	Dfds A/S	50	2
			644
Egypt (0.1%)
	Commercial International Bank Egypt SAE	5,054	21
	Oriental Weavers	4,369	3
*	Palm Hills Developments SAE	16,134	2
*	Pioneers Holding for Financial Investments SAE	5,824	2
			28
Finland (0.9%)
	Nokia Oyj	17,903	98
	Kone Oyj Class B	1,157	57
	Sampo Oyj Class A	1,050	47
	Wartsila OYJ Abp	1,664	27
	Stora Enso Oyj	1,776	23
	Metso Oyj	743	21
	Elisa Oyj	486	20
	Kesko Oyj Class B	271	16
	Amer Sports Oyj	415	16
	Orion Oyj Class B	458	15
	Nokian Renkaat Oyj	396	13
	Valmet Oyj	500	11
	Huhtamaki Oyj	343	10
	Tieto Oyj	279	8
	YIT Oyj	1,180	7
	Cargotec Oyj Class B	72	3
	DNA Oyj	98	2
	Outokumpu Oyj	382	2
	Metsa Board Oyj	217	1
			397
France (5.5%)
	Sanofi	3,257	295
	L’Oreal SA	677	160
	BNP Paribas SA	3,143	158
	Air Liquide SA	1,139	138
	Danone SA	1,727	129
	AXA SA	4,850	118
	Kering SA	226	98
	Orange SA	4,979	86
	Societe Generale SA	2,239	82
	Vivendi SA	2,804	70
	EssilorLuxottica SA	544	69
	Cie Generale des Etablissements Michelin SCA	570	60
	Legrand SA	825	51
	Credit Agricole SA	3,532	44
	TechnipFMC plc	1,878	43
	Hermes International	75	41
	Publicis Groupe SA	677	40

	Peugeot SA	1,720	38
	Renault SA	536	38
	STMicroelectronics NV	2,355	35
	Carrefour SA	1,842	33
	Edenred	803	31
	Sodexo SA	292	30
	Veolia Environnement SA	1,397	30
	Teleperformance	178	29
	Wendel SA	227	28
	SES SA Class A	1,152	25
	Valeo SA	873	25
	Getlink SE	1,823	24
	Ipsen SA	182	23
	Orpea	217	23
	Atos SE	269	23
	SCOR SE	476	23
	Rexel SA	1,892	23
	Lagardere SCA	756	21
	Arkema SA	221	21
	Euronext NV	354	21
	Gecina SA	146	20
	Ingenico Group SA	263	19
	Klepierre SA	542	18
	Eurofins Scientific SE	40	17
	Suez	1,121	17
	Faurecia SA	420	16
	Aeroports de Paris	74	14
	Iliad SA	104	14
	Eurazeo SE	180	14
	Covivio	136	13
	BioMerieux	187	13
	Imerys SA	236	13
	Rubis SCA	226	12
	Societe BIC SA	98	11
	Natixis SA	1,871	10
	JCDecaux SA	304	10
	Nexity SA	210	10
	Eutelsat Communications SA	469	10
	SEB SA	69	10
	IPSOS	389	10
	Amundi SA	169	10
	Neopost SA	340	9
	ICADE	118	9
	Casino Guichard Perrachon SA	197	9
	Metropole Television SA	487	9
	CNP Assurances	369	8
	Europcar Mobility Group	786	8
*	Rothschild & Co.	174	7
	Coface SA	676	6
	Sartorius Stedim Biotech	45	5
	Altarea SCA	21	4
	Korian SA	70	3
	Cie Plastic Omnium SA	96	3
*	DBV Technologies SA	82	2
*	Fnac Darty SA	36	2
	Sopra Steria Group	22	2
	Elior Group SA	150	2

	Maisons du Monde SA	97	2
	Gaztransport Et Technigaz SA	29	2
*	SOITEC	29	2
	Dassault Aviation SA	1	2
*	CGG SA	1,007	2
*	Bourbon Corp.	267	1
			2,606
Germany (6.1%)
	SAP SE	2,821	292
	Allianz SE	1,167	247
	Bayer AG	2,899	213
	Daimler AG	2,515	142
	adidas AG	591	131
	Deutsche Post AG	3,001	96
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	396	86
	Infineon Technologies AG	3,656	77
	Henkel AG & Co. KGaA Preference Shares	659	76
	Wirecard AG	476	72
	Fresenius SE & Co. KGaA	1,253	71
	Vonovia SE	1,458	71
	Deutsche Boerse AG	520	67
	Bayerische Motoren Werke AG	680	56
	Deutsche Bank AG	6,077	56
	Fresenius Medical Care AG & Co. KGaA	665	54
	Continental AG	340	51
	Merck KGaA	409	45
	HeidelbergCement AG	530	35
*	Commerzbank AG	3,916	34
	Covestro AG	585	34
	MTU Aero Engines AG	162	34
	Beiersdorf AG	304	33
	HUGO BOSS AG	441	31
	Symrise AG	369	30
	Bayerische Motoren Werke AG Preference Shares	407	30
	Brenntag AG	628	29
	LEG Immobilien AG	219	25
	Scout24 AG	587	25
	Hannover Rueck SE	171	24
*	QIAGEN NV	660	23
	K&S AG	1,313	23
	Evonik Industries AG	675	18
	Fraport AG Frankfurt Airport Services Worldwide	239	18
	TAG Immobilien AG	718	17
*	MorphoSys AG	148	17
*	Aroundtown SA	1,946	17
	DIC Asset AG	1,490	16
*	Zalando SE	514	16
	GEA Group AG	578	16
	ProSiebenSat.1 Media SE	767	16
	KION Group AG	273	15
	Sartorius AG Preference Shares	120	15
	Innogy SE	329	15
	Freenet AG	682	14
	Puma SE	28	14
	Aareal Bank AG	419	14
	LANXESS AG	248	14
	Deutsche Lufthansa AG	553	14

	OSRAM Licht AG	293	13
	Grand City Properties SA	561	13
	Axel Springer SE	200	13
	HOCHTIEF AG	89	13
	Deutsche Pfandbriefbank AG	1,055	13
	Hella GmbH & Co. KGaA	287	12
	RTL Group SA	198	12
	TLG Immobilien AG	428	12
	Bechtle AG	139	11
*	Evotec AG	469	11
	Henkel AG & Co. KGaA	105	11
	METRO AG	704	11
	alstria office REIT-AG	747	10
	Siltronic AG	114	10
	Aurubis AG	179	10
	Fuchs Petrolub SE Preference Shares	236	10
	Telefonica Deutschland Holding AG	2,401	10
	Rational AG	17	10
	Gerresheimer AG	127	9
	Nemetschek SE	70	8
*	Dialog Semiconductor plc	295	8
	Befesa SA	155	6
*	Hypoport AG	31	6
*	zooplus AG	35	6
	Suedzucker AG	389	6
	MAN SE	51	5
	thyssenkrupp AG	221	4
	Software AG	90	4
	CTS Eventim AG & Co. KGaA	83	3
	Jungheinrich AG Preference Shares	91	3
	Norma Group SE	46	3
	ADO Properties SA	46	2
	Duerr AG	66	2
	Stroeer SE & Co. KGaA	47	2
	Talanx AG	66	2
*	Jenoptik AG	74	2
	Salzgitter AG	68	2
*	AIXTRON SE	183	2
	CANCOM SE	49	2
	Leoni AG	59	2
	Wacker Chemie AG	19	2
	Krones AG	20	2
	CompuGroup Medical SE	37	2
	FUCHS PETROLUB SE	42	2
	S&T AG	70	2
	CECONOMY AG	292	1
			2,884
Greece (0.1%)
*	Alpha Bank AE	6,213	9
	Hellenic Telecommunications Organization SA	718	9
	Motor Oil Hellas Corinth Refineries SA	184	4
	Titan Cement Co. SA	186	4
	JUMBO SA	214	3
*	Eurobank Ergasias SA	3,082	2
	National Bank of Greece SA	1,347	2

* Piraeus Bank SA	1,100	1
		34
Hong Kong (2.5%)
AIA Group Ltd.	36,800	302
Hong Kong Exchanges & Clearing Ltd.	3,500	103
Link REIT	6,500	62
CK Asset Holdings Ltd.	8,500	61
Hang Seng Bank Ltd.	2,100	49
BOC Hong Kong Holdings Ltd.	12,000	47
Wheelock & Co. Ltd.	7,000	40
China Mengniu Dairy Co. Ltd.	11,000	34
Bank of East Asia Ltd.	10,000	34
Sino Land Co. Ltd.	18,000	31
New World Development Co. Ltd.	22,000	30
AAC Technologies Holdings Inc.	3,500	25
Techtronic Industries Co. Ltd.	4,500	24
Wharf Holdings Ltd.	9,000	24
MTR Corp. Ltd.	4,500	23
Swire Pacific Ltd. Class A	2,000	22
CK Infrastructure Holdings Ltd.	2,500	19
ASM Pacific Technology Ltd.	1,600	16
Henderson Land Development Co. Ltd.	3,000	15
Hongkong & Shanghai Hotels Ltd.	7,500	12
Samsonite International SA	3,600	11
Sun Art Retail Group Ltd.	9,500	11
Kerry Properties Ltd.	3,000	10
Yue Yuen Industrial Holdings Ltd.	3,500	10
Hang Lung Properties Ltd.	5,000	10
HKBN Ltd.	6,500	10
Swire Properties Ltd.	2,600	9
Luk Fook Holdings International Ltd.	3,000	9
Pacific Basin Shipping Ltd.	37,000	8
Vitasoy International Holdings Ltd.	2,000	8
SITC International Holdings Co. Ltd.	9,000	8
Minth Group Ltd.	2,000	7
PRADA SPA	1,800	6
PCCW Ltd.	10,000	6
L’Occitane International SA	3,000	6
Hang Lung Group Ltd.	2,000	6
CLP Holdings Ltd.	500	6
Hopewell Holdings Ltd.	1,500	5
IGG Inc.	4,000	5
Hysan Development Co. Ltd.	1,000	5
VTech Holdings Ltd.	500	5
Fortune REIT	4,000	5
NWS Holdings Ltd.	2,000	4
Great Eagle Holdings Ltd.	1,000	4
BOC Aviation Ltd.	400	3
Champion REIT	4,000	3
First Pacific Co. Ltd.	6,000	2
Li & Fung Ltd.	8,000	2
		1,157
Hungary (0.1%)
OTP Bank Nyrt	745	30
Richter Gedeon Nyrt	732	14
		44

Indonesia (0.4%)
	Bank Rakyat Indonesia Persero Tbk PT	180,700	46
	Telekomunikasi Indonesia Persero Tbk PT	157,500	41
	Astra International Tbk PT	61,500	37
	Bank Mandiri Persero Tbk PT	66,900	35
	Unilever Indonesia Tbk PT	5,100	15
	Ace Hardware Indonesia Tbk PT	65,600	7
	Ciputra Development Tbk PT	90,300	6
	Pakuwon Jati Tbk PT	147,600	6
	Indofood Sukses Makmur Tbk PT	9,500	4
	Kalbe Farma Tbk PT	35,900	4
	Indofood CBP Sukses Makmur Tbk PT	4,500	3
*	Pabrik Kertas Tjiwi Kimia Tbk PT	2,200	2
			206
Ireland (0.3%)
	Kerry Group plc Class A	447	46
	Bank of Ireland Group plc	3,499	22
	Kingspan Group plc	460	20
	Glanbia plc	835	15
	AIB Group plc	2,522	11
	Irish Continental Group plc	1,849	10
	Green REIT plc	2,166	4
	Hibernia REIT plc	1,810	3
	Dalata Hotel Group plc	423	2
*	Cairn Homes plc	1,278	2
			135
Israel (0.5%)
*	Teva Pharmaceutical Industries Ltd.	2,901	62
	Bank Leumi Le-Israel BM	3,968	26
	Israel Discount Bank Ltd. Class A	7,215	25
	Bank Hapoalim BM	3,327	23
*	Nice Ltd.	183	21
	Gazit-Globe Ltd.	1,409	11
	Bezeq The Israeli Telecommunication Corp. Ltd.	9,146	11
	Israel Chemicals Ltd.	1,720	10
	Mizrahi Tefahot Bank Ltd.	500	9
	Harel Insurance Investments & Financial Services Ltd.	1,042	8
*	Tower Semiconductor Ltd.	466	7
	Reit 1 Ltd.	1,249	5
	First International Bank Of Israel Ltd.	157	4
*	Evogene Ltd.	1,286	3
	Azrieli Group Ltd.	49	3
			228
Italy (1.7%)
	Intesa Sanpaolo SPA (Registered)	46,723	109
	UniCredit SPA	7,053	91
*	Fiat Chrysler Automobiles NV	3,385	56
	Ferrari NV	388	43
	Assicurazioni Generali SPA	2,424	41
	CNH Industrial NV	3,530	35
	Snam SPA	6,261	28
	Terna Rete Elettrica Nazionale SPA	4,337	24
	Luxottica Group SPA	398	23
	Telecom Italia SPA (Bearer)	36,745	21
	Moncler SPA	581	19
	Unione di Banche Italiane SPA	5,733	18

	EXOR NV	310	18
*	Banco BPM SPA	7,685	18
	Tenaris SA	1,477	18
	Mediobanca Banca di Credito Finanziario SPA	2,008	18
	Italgas SPA	2,736	15
*	Telecom Italia SPA (Registered)	22,306	15
	Poste Italiane SPA	1,769	13
	A2A SPA	7,749	13
	FinecoBank Banca Fineco SPA	1,192	13
	Interpump Group SPA	421	13
	Recordati SPA	384	12
	Hera SPA	4,463	12
	Unipol Gruppo SPA	2,940	12
*	Pirelli & C SPA	1,400	10
	Brembo SPA	884	10
	ERG SPA	539	10
	Cerved Group SPA	1,213	9
	De’ Longhi SPA	287	8
	MARR SPA	335	8
*	Saipem SPA	1,691	7
	Salvatore Ferragamo SPA	294	7
	Technogym SPA	590	7
	Societa Iniziative Autostradali e Servizi SPA	396	5
	Beni Stabili SpA SIIQ	5,050	4
	Societa Cattolica di Assicurazioni SC	386	3
	Buzzi Unicem SPA	265	3
	Autogrill SPA	255	2
	Banca Popolare di Sondrio SCPA	746	2
	Infrastrutture Wireless Italiane SPA	316	2
	Banca Generali SPA	101	2
	BPER Banca	545	2
	Azimut Holding SPA	180	2
	UnipolSai Assicurazioni SPA	948	2
	Banca Mediolanum SPA	360	2
	Enav SPA	447	2
	Iren SPA	854	2
	Brunello Cucinelli SPA	54	2
	Reply SPA	32	2
	Anima Holding SPA	418	2
	IMA Industria Macchine Automatiche SPA	27	2
*	Safilo Group SPA	876	1
			818
Japan (19.3%)
	Toyota Motor Corp.	7,400	447
	SoftBank Group Corp.	2,700	228
	Sony Corp.	3,900	206
	Mitsubishi UFJ Financial Group Inc.	36,100	197
	Honda Motor Co. Ltd.	5,000	141
	Sumitomo Mitsui Financial Group Inc.	3,800	140
	KDDI Corp.	5,400	127
	Recruit Holdings Co. Ltd.	4,100	113
	Kao Corp.	1,500	111
	Mizuho Financial Group Inc.	66,700	111
	Shin-Etsu Chemical Co. Ltd.	1,200	107
	Nidec Corp.	800	107
	Tokio Marine Holdings Inc.	2,000	99
	Seven & i Holdings Co. Ltd.	2,200	96

Astellas Pharma Inc.	6,100	94
Murata Manufacturing Co. Ltd.	600	92
Nintendo Co. Ltd.	300	91
East Japan Railway Co.	1,000	91
Takeda Pharmaceutical Co. Ltd.	2,300	87
Canon Inc.	3,000	85
Tokyo Electron Ltd.	600	85
Nippon Telegraph & Telephone Corp.	2,000	82
NTT DOCOMO Inc.	3,500	81
Shiseido Co. Ltd.	1,200	76
Eisai Co. Ltd.	800	74
Daiichi Sankyo Co. Ltd.	2,000	74
Otsuka Holdings Co. Ltd.	1,400	68
Panasonic Corp.	6,600	68
Hoya Corp.	1,100	67
Mitsui Fudosan Co. Ltd.	2,800	67
Dai-ichi Life Holdings Inc.	3,800	66
Suzuki Motor Corp.	1,300	65
Kubota Corp.	3,700	63
Daiwa House Industry Co. Ltd.	2,000	63
ORIX Corp.	3,800	62
Denso Corp.	1,300	60
Oriental Land Co. Ltd.	600	60
Shionogi & Co. Ltd.	900	60
Terumo Corp.	1,000	59
Sumitomo Corp.	3,800	58
Mitsubishi Estate Co. Ltd.	3,400	55
Fast Retailing Co. Ltd.	100	52
Secom Co. Ltd.	600	51
Kyocera Corp.	900	49
Sumitomo Mitsui Trust Holdings Inc.	1,200	48
Aeon Co. Ltd.	2,000	48
Chugai Pharmaceutical Co. Ltd.	700	48
Mazda Motor Corp.	4,200	45
Nomura Holdings Inc.	9,900	45
Subaru Corp.	2,000	45
Nissan Motor Co. Ltd.	5,000	44
FUJIFILM Holdings Corp.	1,100	44
Sompo Holdings Inc.	1,100	42
MS&AD Insurance Group Holdings Inc.	1,400	42
West Japan Railway Co.	600	42
Asahi Kasei Corp.	3,800	42
Sumitomo Realty & Development Co. Ltd.	1,100	41
Sekisui Chemical Co. Ltd.	2,500	41
MEIJI Holdings Co. Ltd.	500	39
Yakult Honsha Co. Ltd.	500	38
Unicharm Corp.	1,200	38
Kuraray Co. Ltd.	2,400	37
Fujitsu Ltd.	600	37
Toray Industries Inc.	4,700	37
Sumitomo Electric Industries Ltd.	2,600	37
Ono Pharmaceutical Co. Ltd.	1,500	36
Resona Holdings Inc.	6,700	36
Chubu Electric Power Co. Inc.	2,300	35
Sekisui House Ltd.	2,200	33
Nitto Denko Corp.	600	33
Japan Exchange Group Inc.	1,800	32

Sysmex Corp.	600	32
Seiko Epson Corp.	2,000	32
Yaskawa Electric Corp.	1,000	31
Dentsu Inc.	700	31
Tokyo Gas Co. Ltd.	1,200	31
Toyota Industries Corp.	600	31
Japan Post Holdings Co. Ltd.	2,500	30
Mitsubishi Chemical Holdings Corp.	3,700	30
T&D Holdings Inc.	2,100	30
Shizuoka Bank Ltd.	3,300	30
Aozora Bank Ltd.	900	30
Nisshin Seifun Group Inc.	1,400	29
Ajinomoto Co. Inc.	1,700	29
Alfresa Holdings Corp.	1,100	29
Keikyu Corp.	1,800	29
FamilyMart UNY Holdings Co. Ltd.	200	28
Aisin Seiki Co. Ltd.	700	28
NSK Ltd.	2,900	27
Ryohin Keikaku Co. Ltd.	100	27
Omron Corp.	600	26
Yamato Holdings Co. Ltd.	1,000	26
Ricoh Co. Ltd.	2,700	26
Daito Trust Construction Co. Ltd.	200	26
Tokyu Corp.	1,500	26
NH Foods Ltd.	700	26
Nissin Foods Holdings Co. Ltd.	400	26
Santen Pharmaceutical Co. Ltd.	1,500	26
Shimadzu Corp.	1,100	26
Hisamitsu Pharmaceutical Co. Inc.	400	26
Mitsui Chemicals Inc.	1,000	25
Bandai Namco Holdings Inc.	600	25
Brother Industries Ltd.	1,500	25
Keihan Holdings Co. Ltd.	600	25
Kintetsu Group Holdings Co. Ltd.	600	25
Hamamatsu Photonics KK	700	24
Daiwa Securities Group Inc.	4,400	24
Don Quijote Holdings Co. Ltd.	400	24
Kurita Water Industries Ltd.	900	24
Nippon Express Co. Ltd.	400	24
Bank of Kyoto Ltd.	500	24
Showa Denko KK	600	24
TDK Corp.	300	24
AGC Inc.	700	24
Kajima Corp.	1,700	24
Sumitomo Metal Mining Co. Ltd.	800	23
TOTO Ltd.	600	23
Dai Nippon Printing Co. Ltd.	1,000	23
Haseko Corp.	1,900	23
Trend Micro Inc.	400	23
Tobu Railway Co. Ltd.	800	23
Kyowa Hakko Kirin Co. Ltd.	1,100	23
Nagoya Railroad Co. Ltd.	900	23
Teijin Ltd.	1,300	22
Sumitomo Chemical Co. Ltd.	4,000	22
Rakuten Inc.	2,700	22
Chiba Bank Ltd.	3,300	22
Yamaha Corp.	500	22

Suzuken Co. Ltd.	400	22
Nippon Paint Holdings Co. Ltd.	600	21
M3 Inc.	1,300	21
Suntory Beverage & Food Ltd.	500	21
Rohm Co. Ltd.	300	21
Kobayashi Pharmaceutical Co. Ltd.	300	21
JSR Corp.	1,300	21
Kansai Paint Co. Ltd.	1,100	21
Pigeon Corp.	500	21
Fukuoka Financial Group Inc.	900	21
Daifuku Co. Ltd.	400	21
Stanley Electric Co. Ltd.	700	20
Coca-Cola Bottlers Japan Holdings Inc.	700	20
Mitsubishi Tanabe Pharma Corp.	1,300	20
Isuzu Motors Ltd.	1,400	20
NTT Data Corp.	1,700	20
Lion Corp.	1,000	20
MINEBEA MITSUMI Inc.	1,200	20
Yahoo Japan Corp.	6,700	19
Rohto Pharmaceutical Co. Ltd.	600	19
NEC Corp.	600	19
Yamaha Motor Co. Ltd.	900	19
SUMCO Corp.	1,200	19
SBI Holdings Inc.	800	18
Konami Holdings Corp.	400	18
ZOZO Inc.	800	18
Advantest Corp.	800	17
Nikon Corp.	1,100	17
Marui Group Co. Ltd.	800	17
Toyo Suisan Kaisha Ltd.	500	17
Kewpie Corp.	700	17
Tohoku Electric Power Co. Inc.	1,300	17
Nichirei Corp.	600	17
Taiheiyo Cement Corp.	500	17
Otsuka Corp.	500	17
Mitsubishi Materials Corp.	600	17
JTEKT Corp.	1,300	17
Hulic Co. Ltd.	1,800	16
Mitsubishi Gas Chemical Co. Inc.	1,000	16
J Front Retailing Co. Ltd.	1,200	16
Sumitomo Dainippon Pharma Co. Ltd.	500	16
Alps Electric Co. Ltd.	700	16
Konica Minolta Inc.	1,800	16
THK Co. Ltd.	700	16
Miura Co. Ltd.	600	16
Concordia Financial Group Ltd.	3,400	16
Hikari Tsushin Inc.	100	16
Odakyu Electric Railway Co. Ltd.	700	16
Hoshizaki Corp.	200	15
Yamada Denki Co. Ltd.	3,200	15
Autobacs Seven Co. Ltd.	1,000	15
Oji Holdings Corp.	2,600	15
Azbil Corp.	700	15
Kyowa Exeo Corp.	600	15
Kose Corp.	100	15
Seibu Holdings Inc.	800	15
Disco Corp.	100	15

	Osaka Gas Co. Ltd.	800	15
	Daicel Corp.	1,300	15
	Japan Airlines Co. Ltd.	400	14
	ANA Holdings Inc.	400	14
*	Aiful Corp.	5,200	14
	LIXIL Group Corp.	1,100	14
	Sohgo Security Services Co. Ltd.	300	14
	Mitsui OSK Lines Ltd.	600	14
	Tokyu Fudosan Holdings Corp.	2,500	14
	Casio Computer Co. Ltd.	1,000	14
	Hitachi Construction Machinery Co. Ltd.	500	14
	Nippon Shinyaku Co. Ltd.	200	14
	Tokyo Tatemono Co. Ltd.	1,200	14
	CyberAgent Inc.	300	14
	AEON Financial Service Co. Ltd.	700	14
	Nippon Electric Glass Co. Ltd.	500	13
	Anritsu Corp.	800	13
	COMSYS Holdings Corp.	500	13
	DIC Corp.	400	13
	Takasago Thermal Engineering Co. Ltd.	700	13
	Mitsubishi UFJ Lease & Finance Co. Ltd.	2,300	13
	NGK Spark Plug Co. Ltd.	600	12
	Toho Gas Co. Ltd.	300	12
	Fuyo General Lease Co. Ltd.	200	12
	H2O Retailing Corp.	700	12
	Yaoko Co. Ltd.	200	12
	Benesse Holdings Inc.	400	12
	Mandom Corp.	400	12
	Taisho Pharmaceutical Holdings Co. Ltd.	100	12
	Credit Saison Co. Ltd.	900	12
	Daiseki Co. Ltd.	500	12
	Duskin Co. Ltd.	500	12
	MediPal Holdings Corp.	500	11
	Pola Orbis Holdings Inc.	400	11
	Kaneka Corp.	300	11
	Daiwabo Holdings Co. Ltd.	200	11
	Sumitomo Bakelite Co. Ltd.	300	11
	PALTAC Corp.	200	11
	House Foods Group Inc.	300	11
	Hirose Electric Co. Ltd.	100	11
	Yamazaki Baking Co. Ltd.	500	11
	Japan Post Bank Co. Ltd.	900	11
	Sony Financial Holdings Inc.	500	10
	Toho Co. Ltd.	300	10
	Goldwin Inc.	100	10
	HIS Co. Ltd.	300	10
	Asics Corp.	700	10
	Kakaku.com Inc.	500	10
	Calbee Inc.	300	10
	Nihon Kohden Corp.	300	10
	Tokyo Ohka Kogyo Co. Ltd.	300	10
	Showa Shell Sekiyu KK	600	9
	Oki Electric Industry Co. Ltd.	700	9
	Hanwa Co. Ltd.	300	9
	Tokyo Seimitsu Co. Ltd.	300	9
	Morinaga Milk Industry Co. Ltd.	300	9
	Nomura Research Institute Ltd.	200	9

Okamura Corp.	600	9
Takuma Co. Ltd.	600	8
Taiyo Nippon Sanso Corp.	500	8
Megmilk Snow Brand Co. Ltd.	300	8
NET One Systems Co. Ltd.	400	8
Resorttrust Inc.	500	8
Hitachi Transport System Ltd.	300	8
Sumitomo Mitsui Construction Co. Ltd.	1,300	8
Hitachi Metals Ltd.	700	8
Orient Corp.	5,000	8
Itochu Techno-Solutions Corp.	400	8
Taiyo Yuden Co. Ltd.	400	8
Tsubakimoto Chain Co.	200	7
Tomy Co. Ltd.	600	7
Rinnai Corp.	100	7
Yoshinoya Holdings Co. Ltd.	400	7
United Arrows Ltd.	200	7
Lawson Inc.	100	7
Oracle Corp. Japan	100	6
FP Corp.	100	6
Sharp Corp.	400	6
Capcom Co. Ltd.	300	6
Sangetsu Corp.	300	6
DeNA Co. Ltd.	300	6
Nabtesco Corp.	200	6
Sushiro Global Holdings Ltd.	100	5
Shimachu Co. Ltd.	200	5
Nankai Electric Railway Co. Ltd.	200	5
Sawai Pharmaceutical Co. Ltd.	100	5
Fancl Corp.	200	5
Kaken Pharmaceutical Co. Ltd.	100	5
Nippon Yusen KK	300	5
Welcia Holdings Co. Ltd.	100	5
SCREEN Holdings Co. Ltd.	100	5
Shiga Bank Ltd.	200	5
Ezaki Glico Co. Ltd.	100	5
Tokyo Century Corp.	100	5
ADEKA Corp.	300	5
Mani Inc.	100	5
Sugi Holdings Co. Ltd.	100	5
GS Yuasa Corp.	200	5
Ito En Ltd.	100	5
Hachijuni Bank Ltd.	1,000	5
Daiichikosho Co. Ltd.	100	5
Ube Industries Ltd.	200	5
Fuji Soft Inc.	100	5
Nagase & Co. Ltd.	300	4
Sumitomo Forestry Co. Ltd.	300	4
Morinaga & Co. Ltd.	100	4
Toagosei Co. Ltd.	400	4
Iyo Bank Ltd.	700	4
Suruga Bank Ltd.	900	4
Yokohama Rubber Co. Ltd.	200	4
Shinsei Bank Ltd.	300	4
Daido Steel Co. Ltd.	100	4
Sumitomo Rubber Industries Ltd.	300	4
SCSK Corp.	100	4

	Nippon Kayaku Co. Ltd.	300	4
	Nomura Real Estate Holdings Inc.	200	4
	Descente Ltd.	200	4
	Kyudenko Corp.	100	4
	Chugoku Bank Ltd.	400	4
	Nippon Paper Industries Co. Ltd.	200	4
	Sanwa Holdings Corp.	300	4
	Maruha Nichiro Corp.	100	4
	Hiroshima Bank Ltd.	600	4
	Fuji Seal International Inc.	100	4
	Aeon Mall Co. Ltd.	200	4
	Hitachi High-Technologies Corp.	100	4
	Seven Bank Ltd.	1,100	3
	Toda Corp.	500	3
	Ushio Inc.	300	3
	Iwatani Corp.	100	3
	Dowa Holdings Co. Ltd.	100	3
	Lasertec Corp.	100	3
	Air Water Inc.	200	3
	Fuji Oil Holdings Inc.	100	3
	Citizen Watch Co. Ltd.	600	3
	Toyo Tire & Rubber Co. Ltd.	200	3
	San-In Godo Bank Ltd.	400	3
	Tsumura & Co.	100	3
	Topcon Corp.	200	3
	Kokuyo Co. Ltd.	200	3
	Hino Motors Ltd.	300	3
	Sotetsu Holdings Inc.	100	3
	NTN Corp.	900	3
	NOK Corp.	200	3
	Kagome Co. Ltd.	100	3
	Furukawa Electric Co. Ltd.	100	3
	TS Tech Co. Ltd.	100	3
	Takashimaya Co. Ltd.	200	3
	Toyobo Co. Ltd.	200	3
*	Kawasaki Kisen Kaisha Ltd.	200	3
	Ibiden Co. Ltd.	200	3
	Tokuyama Corp.	100	3
	Nisshinbo Holdings Inc.	300	3
	Wacoal Holdings Corp.	100	3
	Nipro Corp.	200	3
	KH Neochem Co. Ltd.	100	3
	Fujikura Ltd.	600	3
	Nishi-Nippon Railroad Co. Ltd.	100	3
	Nihon Unisys Ltd.	100	3
	Rengo Co. Ltd.	300	3
	Glory Ltd.	100	3
	Japan Post Insurance Co. Ltd.	100	3
	Hitachi Capital Corp.	100	2
	Mitsubishi Logistics Corp.	100	2
	Colowide Co. Ltd.	100	2
	Miraca Holdings Inc.	100	2
	Nishimatsu Construction Co. Ltd.	100	2
	Lintec Corp.	100	2
	Sanrio Co. Ltd.	100	2
	Zeon Corp.	200	2
	Tokai Tokyo Financial Holdings Inc.	400	2

	Hazama Ando Corp.	300	2
	NHK Spring Co. Ltd.	200	2
	Leopalace21 Corp.	400	2
	Hitachi Chemical Co. Ltd.	100	2
	Mirait Holdings Corp.	100	1
			9,111
Malaysia (0.7%)
	Public Bank Bhd. (Local)	7,500	45
	Tenaga Nasional Bhd.	11,200	38
	Malayan Banking Bhd.	16,900	38
	CIMB Group Holdings Bhd.	21,800	30
	DiGi.Com Bhd.	16,900	17
	IHH Healthcare Bhd.	12,900	17
	Maxis Bhd.	12,700	17
	Petronas Chemicals Group Bhd.	6,900	15
	Axiata Group Bhd.	16,000	14
	PPB Group Bhd.	3,200	13
	Hong Leong Bank Bhd.	2,500	12
	Petronas Gas Bhd.	2,600	12
	Hartalega Holdings Bhd.	6,200	10
	MISC Bhd.	6,400	9
	Press Metal Aluminium Holdings Bhd.	8,200	9
	Dialog Group Bhd.	12,100	9
	Inari Amertron Bhd.	22,200	9
	Top Glove Corp. Bhd.	6,000	9
	AMMB Holdings Bhd.	3,200	3
	RHB Bank Bhd.	2,300	3
	Malaysia Airports Holdings Bhd.	1,300	2
	AirAsia Group Bhd.	3,200	2
	HAP Seng Consolidated Bhd.	900	2
	YTL Corp. Bhd.	7,300	2
	Gamuda Bhd.	2,900	2
			339
Mexico (0.7%)
	Fomento Economico Mexicano SAB de CV	6,700	58
	America Movil SAB de CV	82,900	56
	Grupo Financiero Banorte SAB de CV	8,200	38
*	Cemex SAB de CV	56,300	29
	Grupo Televisa SAB	10,000	27
	Coca-Cola Femsa SAB de CV	2,700	16
	Grupo Aeroportuario del Pacifico SAB de CV Class B	2,200	15
	Grupo Bimbo SAB de CV Class A	6,800	13
	Grupo Financiero Inbursa SAB de CV	8,000	11
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	8,000	10
	PLA Administradora Industrial S de RL de CV	7,300	9
	Arca Continental SAB de CV	1,800	9
	Infraestructura Energetica Nova SAB de CV	2,200	8
	Mexichem SAB de CV	2,500	6
*	Regional SAB de CV	600	3
	Alsea SAB de CV	1,000	2
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	500	2
	Grupo Carso SAB de CV	600	2
	Kimberly-Clark de Mexico SAB de CV Class A	1,300	2
	Gentera SAB de CV	2,100	2
			318

Netherlands (2.9%)
	Unilever NV	4,377	243
	ASML Holding NV	1,258	215
	ING Groep NV	11,860	144
	Koninklijke Philips NV	2,750	104
	Koninklijke Ahold Delhaize NV	3,498	90
*	Unibail-Rodamco-Westfield	377	65
	Akzo Nobel NV	753	63
	Wolters Kluwer NV	909	55
	Koninklijke DSM NV	553	49
	NN Group NV	981	42
	Koninklijke KPN NV	10,619	32
	ABN AMRO Group NV	1,227	31
	Aegon NV	5,184	29
	IMCD NV	383	25
	ASR Nederland NV	444	19
	Randstad NV	392	19
*	Gemalto NV	317	18
	Signify NV	628	17
*	OCI NV	428	10
	SBM Offshore NV	568	9
	NSI NV	202	8
*	VEON Ltd.	2,209	6
*	Basic-Fit NV	192	6
	Wereldhave NV	143	5
	Flow Traders	136	4
	Sligro Food Group NV	90	4
	TKH Group NV	74	4
	Boskalis Westminster	123	3
	ASM International NV	75	3
	Corbion NV	102	3
	Koninklijke Vopak NV	56	3
*	BE Semiconductor Industries NV	108	2
	Intertrust NV	138	2
	APERAM SA	76	2
	PostNL NV	676	2
*	TomTom NV	199	2
*	Takeaway.com NV	30	2
			1,340
New Zealand (0.3%)
	Spark New Zealand Ltd.	7,490	22
	Ryman Healthcare Ltd.	2,390	19
*	a2 Milk Co. Ltd.	2,651	19
*	Fletcher Building Ltd.	5,686	19
	Fisher & Paykel Healthcare Corp. Ltd.	1,807	17
	Auckland International Airport Ltd.	3,263	16
	Air New Zealand Ltd.	4,685	10
	Goodman Property Trust	8,559	9
	Z Energy Ltd.	1,348	5
	Contact Energy Ltd.	1,108	5
	Chorus Ltd.	995	3
	Trade Me Group Ltd.	752	3
	Mainfreight Ltd.	145	3
	Kiwi Property Group Ltd.	2,916	3
	Meridian Energy Ltd.	1,142	3
	Mercury NZ Ltd.	1,011	2

	EBOS Group Ltd.	151	2
			160
Norway (0.7%)
	DNB ASA	2,867	49
	Telenor ASA	1,925	37
	Marine Harvest ASA	1,334	31
	Norsk Hydro ASA	5,099	24
	Storebrand ASA	2,951	23
	Orkla ASA	2,651	22
	Yara International ASA	499	20
	TGS NOPEC Geophysical Co. ASA	504	14
	Sbanken ASA	1,173	12
	SpareBank 1 SR-Bank ASA	1,041	11
	Tomra Systems ASA	389	11
	Gjensidige Forsikring ASA	652	10
	Schibsted ASA Class A	268	10
	Bakkafrost P/F	164	9
	Salmar ASA	145	8
	Veidekke ASA	714	8
	Schibsted ASA Class B	227	8
	Borregaard ASA	780	7
	Leroy Seafood Group ASA	794	7
	Subsea 7 SA	288	3
	SpareBank 1 SMN	296	3
	Austevoll Seafood ASA	155	2
	Atea ASA	146	2
	Entra ASA	150	2
*	Norwegian Finans Holding ASA	217	2
			335
Other (0.2%)2
3	Vanguard Total International Stock ETF	1,800	90
*,§	Taiwan Cement Corp.	407	—
			90
Peru (0.1%)
	Credicorp Ltd.	163	36
Philippines (0.2%)
	SM Prime Holdings Inc.	31,600	21
	Ayala Land Inc.	22,200	18
	BDO Unibank Inc.	6,800	17
	Bank of the Philippine Islands	6,830	12
	PLDT Inc.	505	11
	Robinsons Retail Holdings Inc.	5,100	7
	Puregold Price Club Inc.	9,000	7
	Manila Electric Co.	940	7
	Security Bank Corp.	850	3
	Globe Telecom Inc.	55	2
			105
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	2,620	28
	Polski Koncern Naftowy ORLEN SA	893	26
	Powszechny Zaklad Ubezpieczen SA	1,731	20
	Bank Polska Kasa Opieki SA	487	14
	Santander Bank Polska SA	110	10
*	PGE Polska Grupa Energetyczna SA	2,502	8
*	CD Projekt SA	205	8

*	KGHM Polska Miedz SA	290	7
	LPP SA	3	6
	KRUK SA	120	6
	Asseco Poland SA	384	5
*	Bank Millennium SA	948	2
	mBank SA	20	2
	CCC SA	38	2
*	Alior Bank SA	131	2
			146
Portugal (0.0%)
	Jeronimo Martins SGPS SA	1,374	16
*	Banco Comercial Portugues SA	10,682	3
			19
Qatar (0.0%)
	Ooredoo QPSC	727	16
Russia (0.3%)
	Sberbank of Russia PJSC	27,200	79
	Magnit PJSC	285	15
	VTB Bank PJSC	23,220,000	13
	Alrosa PJSC	7,010	10
	Mobile TeleSystems PJSC	2,540	9
	Inter RAO UES PJSC	107,000	7
	Moscow Exchange MICEX-RTS PJSC	4,760	6
	Novolipetsk Steel PJSC	2,550	6
	Aeroflot PJSC	2,430	4
	RusHydro PJSC	510,000	4
	Magnitogorsk Iron & Steel Works PJSC	3,000	2
			155
Singapore (1.2%)
	DBS Group Holdings Ltd.	5,300	95
	Oversea-Chinese Banking Corp. Ltd.	10,000	82
	United Overseas Bank Ltd.	3,900	72
	Singapore Telecommunications Ltd.	21,200	48
	Ascendas REIT	18,900	36
	Singapore Exchange Ltd.	6,500	35
	Keppel Corp. Ltd.	5,300	24
	CapitaLand Ltd.	8,900	20
	CapitaLand Mall Trust	10,000	16
	Singapore Press Holdings Ltd.	8,000	15
	Wilmar International Ltd.	6,600	15
	ComfortDelGro Corp. Ltd.	9,000	14
	City Developments Ltd.	2,100	13
	UOL Group Ltd.	2,600	12
	CapitaLand Commercial Trust	7,100	9
	Frasers Logistics & Industrial Trust	9,800	8
	Golden Agri-Resources Ltd.	35,600	6
	Sembcorp Industries Ltd.	1,800	3
	NetLink NBN Trust	5,900	3
	Keppel REIT	3,900	3
	Mapletree Logistics Trust	3,100	3
	Mapletree Industrial Trust	2,000	3
	Mapletree North Asia Commercial Trust	3,000	2
	Hutchison Port Holdings Trust	9,100	2
	ESR-REIT	4,700	2
			541

South Africa (1.8%)
	Naspers Ltd.	1,311	261
	Standard Bank Group Ltd.	4,325	55
	FirstRand Ltd.	9,954	48
	Mr Price Group Ltd.	1,705	30
	Sanlam Ltd.	5,161	29
	Remgro Ltd.	1,805	26
	Absa Group Ltd.	2,335	26
	Bidvest Group Ltd.	1,681	25
	Nedbank Group Ltd.	1,136	22
	Shoprite Holdings Ltd.	1,429	20
	Bid Corp. Ltd.	980	18
	Capitec Bank Holdings Ltd.	216	17
	Discovery Ltd.	1,465	16
	Clicks Group Ltd.	1,162	16
	Foschini Group Ltd.	1,208	15
	Vodacom Group Ltd.	1,648	15
	Redefine Properties Ltd.	21,369	15
	Tiger Brands Ltd.	743	14
	Growthpoint Properties Ltd.	8,176	14
	RMB Holdings Ltd.	2,395	13
*	MMI Holdings Ltd	10,419	13
	NEPI Rockcastle plc	1,633	13
	Sappi Ltd.	2,344	13
	Netcare Ltd.	6,502	12
	Mondi Ltd.	500	11
	Aspen Pharmacare Holdings Ltd.	996	11
*	Super Group Ltd.	3,557	10
	Fortress REIT Ltd. Class A	7,406	9
	Telkom SA SOC Ltd.	2,199	9
	Gold Fields Ltd.	2,806	8
	Resilient REIT Ltd.	1,780	8
*	Northam Platinum Ltd.	2,210	6
	Anglo American Platinum Ltd.	199	6
*	Impala Platinum Holdings Ltd.	2,006	5
	SPAR Group Ltd.	333	5
	Truworths International Ltd.	704	4
	PSG Group Ltd.	237	4
	Kumba Iron Ore Ltd.	217	4
	Rand Merchant Investment Holdings Ltd.	1,382	4
	AVI Ltd.	447	3
	Hyprop Investments Ltd.	499	3
	Pick n Pay Stores Ltd.	536	3
	Barloworld Ltd.	330	3
	Investec Ltd.	370	2
*	Motus Holdings Ltd.	259	2
	Imperial Holdings Ltd.	259	1
			867
South Korea (2.9%)
	Samsung Electronics Co. Ltd.	13,416	503
	SK Hynix Inc.	1,571	98
	Samsung Electronics Co. Ltd. Preference Shares	1,983	60
	Shinhan Financial Group Co. Ltd.	1,599	59
	KB Financial Group Inc.	1,352	57
	LG Chem Ltd.	143	44
	Woori Bank	2,942	41
	Hyundai Mobis Co. Ltd.	240	39

	Samsung Life Insurance Co. Ltd.	392	30
	LG Display Co. Ltd.	1,701	27
	Hana Financial Group Inc.	732	25
	Samsung Fire & Marine Insurance Co. Ltd.	84	20
	Hankook Tire Co. Ltd.	529	20
	Kia Motors Corp.	703	19
	S-Oil Corp.	180	18
*	Hyundai Merchant Marine Co. Ltd.	5,073	17
	Lotte Chemical Corp.	69	17
*	Samsung Engineering Co. Ltd.	930	16
*	ViroMed Co. Ltd.	87	15
	Samsung Electro-Mechanics Co. Ltd.	134	15
	LG Household & Health Care Ltd. Preference Shares	23	14
	DB Insurance Co. Ltd.	225	14
	Cheil Worldwide Inc.	607	13
	LG Household & Health Care Ltd.	11	11
	Meritz Fire & Marine Insurance Co. Ltd.	585	11
	Orange Life Insurance Ltd.	382	10
*	Hanall Biopharma Co. Ltd.	364	10
	Youngone Corp.	290	10
	Koh Young Technology Inc.	135	10
*	HLB Inc.	127	10
	Fila Korea Ltd.	207	9
	Amorepacific Corp. Preference Shares	115	9
*	Pearl Abyss Corp.	48	8
	Industrial Bank of Korea	515	7
	Amorepacific Corp.	43	7
	Mirae Asset Daewoo Co. Ltd.	897	6
	Samsung Securities Co. Ltd.	199	6
	CJ CheilJedang Corp.	18	5
	BNK Financial Group Inc.	752	5
	Lotte Shopping Co. Ltd.	23	4
	Samsung Card Co. Ltd.	140	4
	Hyundai Marine & Fire Insurance Co. Ltd.	108	4
	Hanwha Chemical Corp.	225	4
	KCC Corp.	15	4
	Hansol Holdings Co. Ltd.	799	4
*	Samsung Pharmaceutical Co. Ltd.	1,399	3
	Hyundai Glovis Co. Ltd.	28	3
	AMOREPACIFIC Group	52	3
	LVMC Holdings	1,244	3
	Com2uSCorp	21	3
	iMarketKorea Inc.	368	3
*	Celltrion Pharm Inc.	41	2
	LG Innotek Co. Ltd.	26	2
	POSCO Chemtech Co. Ltd.	36	2
	Hyundai Elevator Co. Ltd.	21	2
			1,365
Spain (2.3%)
	Banco Santander SA	46,796	222
	Banco Bilbao Vizcaya Argentaria SA	20,626	117
	Telefonica SA	13,012	117
	Industria de Diseno Textil SA	2,994	92
	Amadeus IT Group SA	1,192	86
	CaixaBank SA	11,500	47
	Aena SME SA	219	35
	Red Electrica Corp. SA	1,420	31

*	Ferrovial SA	1,474	30
	Grifols SA	1,079	30
	Cellnex Telecom SA	1,034	29
	Bankia SA	6,835	23
	Banco de Sabadell SA	16,825	22
	Bankinter SA	2,392	20
	Grifols SA Preference Shares	976	19
	Enagas SA	671	18
	Merlin Properties Socimi SA	1,254	16
	Inmobiliaria Colonial Socimi SA	1,205	12
	Mapfre SA	3,910	11
	Gestamp Automocion SA	1,513	9
	Viscofan SA	158	9
*	Fomento de Construcciones y Contratas SA	619	9
	Euskaltel SA	978	9
	Acerinox SA	851	8
	Papeles y Cartones de Europa SA	246	5
	Ence Energia y Celulosa SA	731	5
*	Masmovil Ibercom SA	29	4
	Bolsas y Mercados Espanoles SHMSF SA	119	3
	Faes Farma SA	835	3
*	Neinor Homes SA	191	3
	Grupo Catalana Occidente SA	68	3
	Ebro Foods SA	126	3
*	Indra Sistemas SA	239	3
	Cia de Distribucion Integral Logista Holdings SA	94	2
	Zardoya Otis SA	327	2
	Unicaja Banco SA	1,805	2
	Prosegur Cia de Seguridad SA	403	2
*	Almirall SA	112	2
	Corp Financiera Alba SA	41	2
	CIE Automotive SA	73	2
			1,067
Sweden (2.5%)
*	Nordea Bank Abp	9,276	82
	Telefonaktiebolaget LM Ericsson Class B	9,343	78
	Swedbank AB Class A	2,872	67
	Volvo AB Class B	4,550	64
	Assa Abloy AB Class B	2,706	50
	Hennes & Mauritz AB Class B	2,731	50
	Essity AB Class B	1,928	50
	Svenska Handelsbanken AB Class A	4,047	45
	Skandinaviska Enskilda Banken AB Class A	4,240	44
*	Atlas Copco AB Class B	1,805	41
	Telia Co. AB	8,193	38
	Investor AB Class A	794	35
*	Atlas Copco AB Class A	1,349	33
	Trelleborg AB Class B	1,940	33
	Nibe Industrier AB Class B	2,584	27
	Skanska AB Class B	1,491	24
*	Boliden AB	996	22
	SKF AB	1,394	22
	Tele2 AB	1,734	22
	Electrolux AB Class B	937	21
	Kinnevik AB	791	20
	Svenska Cellulosa AB SCA Class B	2,095	17
	Castellum AB	956	17

	Securitas AB Class B	991	17
	Husqvarna AB	1,979	16
	Industrivarden AB Class A	741	16
*	Swedish Orphan Biovitrum AB	644	14
	Elekta AB Class B	1,075	13
	Loomis AB Class B	330	11
	Thule Group AB	588	11
	Investor AB Class B	243	11
	Hexpol AB	1,185	10
	ICA Gruppen AB	278	10
*	AAK AB	668	10
	Klovern AB Preference Shares	279	10
	Dometic Group AB	1,311	9
	Modern Times Group MTG AB Class B	271	9
	SSAB AB Class B	3,146	9
*	Fabege AB	729	9
	Intrum AB	330	9
	Industrivarden AB	395	8
	Getinge AB	771	8
	BillerudKorsnas AB	590	8
	Resurs Holding AB	1,152	7
*	Holmen AB	294	6
	Mycronic AB	472	6
*	Vitrolife AB	322	6
	Avanza Bank Holding AB	102	6
	Arjo AB	1,525	5
	Indutrade AB	143	3
	Bravida Holding AB	415	3
	Pandox AB Class B	173	3
	Kungsleden AB	382	3
	Ahlsell AB	524	3
	Axfood AB	142	2
*	Wihlborgs Fastigheter AB	215	2
	Peab AB	301	2
	NCC AB Class B	159	2
	Investment AB Latour Class B	184	2
	Wallenstam AB	240	2
	Sweco AB Class B	100	2
	Hufvudstaden AB Class A	141	2
	Svenska Handelsbanken AB Class B	185	2
	Bonava AB	173	2
	JM AB	104	2
	Hemfosa Fastigheter AB	211	2
*	Nyfosa AB	211	1
			1,196
Switzerland (5.8%)
	Nestle SA	8,926	761
	Roche Holding AG	1,879	488
	UBS Group AG	9,415	128
	Zurich Insurance Group AG	353	111
	Cie Financiere Richemont SA	1,604	104
	Credit Suisse Group AG	7,864	93
	Swiss Re AG	858	78
	Roche Holding AG (Bearer)	290	75
	Lonza Group AG	217	70
	Givaudan SA	27	67
	Geberit AG	126	49

	Swiss Life Holding AG	120	47
	Baloise Holding AG	270	40
	Swisscom AG	77	37
	Swiss Prime Site AG	420	35
	Julius Baer Group Ltd.	838	34
	Partners Group Holding AG	50	33
	Sonova Holding AG	176	28
	Helvetia Holding AG	45	28
	Temenos AG	210	26
	Kuehne & Nagel International AG	167	23
	Schindler Holding AG (Registered)	118	22
	Straumann Holding AG	36	22
	Adecco Group AG	437	22
	Dufry AG	193	21
	Chocoladefabriken Lindt & Spruengli AG	3	20
	Cembra Money Bank AG	242	20
	Vifor Pharma AG	163	20
	Flughafen Zurich AG	108	18
	Galenica AG	367	17
	Sunrise Communications Group AG	179	16
	Ypsomed Holding AG	120	15
	Clariant AG	735	15
	HBM HLTHCR-I	83	14
	Schindler Holding AG	64	13
*	Idorsia Ltd.	650	12
	Tecan Group AG	54	11
	dormakaba Holding AG	15	11
	ams AG	360	10
	Interroll Holding AG	5	9
*	COSMO Pharmaceuticals NV	59	6
	Fanhua Inc. ADR	200	5
	Mobimo Holding AG	20	5
	Banque Cantonale Vaudoise	6	5
	St. Galler Kantonalbank AG	9	4
	Belimo Holding AG	1	4
	Valiant Holding AG	35	4
	Panalpina Welttransport Holding AG	23	3
	Landis&Gyr Group AG	50	3
	Emmi AG	4	3
	Forbo Holding AG	2	3
	Bucher Industries AG	10	3
*	Aryzta AG	2,035	3
	Siegfried Holding AG	7	2
	Vontobel Holding AG	42	2
	Daetwyler Holding AG	14	2
	GAM Holding AG	312	2
	Conzzeta AG	2	2
			2,724
Taiwan (3.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	67,000	495
	Hon Hai Precision Industry Co. Ltd.	36,400	85
	Formosa Plastics Corp.	15,000	49
	Nan Ya Plastics Corp.	17,000	41
	MediaTek Inc.	5,000	39
	Cathay Financial Holding Co. Ltd.	24,000	38
	First Financial Holding Co. Ltd.	56,000	36
	E.Sun Financial Holding Co. Ltd.	53,000	36

	Uni-President Enterprises Corp.	15,000	35
	Chunghwa Telecom Co. Ltd.	10,000	35
	Taiwan Cooperative Financial Holding Co. Ltd.	56,000	33
	Formosa Chemicals & Fibre Corp.	9,000	31
	Hua Nan Financial Holdings Co. Ltd.	53,000	30
	Delta Electronics Inc.	7,000	30
	Quanta Computer Inc.	18,000	29
	China Steel Corp.	36,000	28
	Mega Financial Holding Co. Ltd.	32,000	27
	Catcher Technology Co. Ltd.	3,000	26
	AU Optronics Corp.	61,000	25
	Taishin Financial Holding Co. Ltd.	55,000	24
	President Chain Store Corp.	2,000	21
	Far EasTone Telecommunications Co. Ltd.	8,000	19
	Chailease Holding Co. Ltd.	6,000	19
	ASE Technology Holding Co. Ltd.	9,000	18
	Eva Airways Corp.	34,000	18
	Taiwan Mobile Co. Ltd.	5,000	18
	Innolux Corp.	52,000	17
	Shin Kong Financial Holding Co. Ltd.	50,172	17
	Far Eastern New Century Corp.	18,000	17
	TCI Co. Ltd.	1,000	16
	Phison Electronics Corp.	2,000	16
	Taiwan Cement Corp.	13,000	15
	United Microelectronics Corp.	34,000	13
	Asia Cement Corp.	11,000	12
*	PharmaEssentia Corp.	2,000	12
	Makalot Industrial Co. Ltd.	2,000	12
	Formosa Petrochemical Corp.	3,000	11
*	Tatung Co. Ltd.	8,000	11
	Hiwin Technologies Corp.	1,000	8
*	HTC Corp.	5,000	7
	Nien Made Enterprise Co. Ltd.	1,000	7
	Lite-On Technology Corp.	5,000	7
	Feng TAY Enterprise Co. Ltd.	1,000	6
	Pou Chen Corp.	5,000	5
	Ability Enterprise Co. Ltd.	10,000	5
	Ruentex Development Co. Ltd.	3,000	5
	China Life Insurance Co. Ltd.	5,000	5
	Powertech Technology Inc.	2,000	5
	Giant Manufacturing Co. Ltd.	1,000	5
	Realtek Semiconductor Corp.	1,000	5
	WPG Holdings Ltd.	3,680	4
	Taiwan Business Bank	13,000	4
	Inventec Corp.	6,000	4
	Cheng Shin Rubber Industry Co. Ltd.	3,000	4
	Win Semiconductors Corp.	1,000	4
	Foxconn Technology Co. Ltd.	2,000	4
	Taiwan High Speed Rail Corp.	4,000	4
	Teco Electric and Machinery Co. Ltd.	7,000	4
	Chroma ATE Inc.	1,000	4
	Chipbond Technology Corp.	2,000	4
*	Phihong Technology Co. Ltd.	11,000	4
	Ruentex Industries Ltd.	1,200	3
	Synnex Technology International Corp.	3,000	3
	Advanced International Multitech Co. Ltd.	3,000	3
	Bank of Kaohsiung Co. Ltd.	11,000	3

	Accton Technology Corp.	1,000	3
	Walsin Lihwa Corp.	5,000	3
	Winbond Electronics Corp.	6,000	3
	TA Chen Stainless Pipe	2,000	3
	Sino-American Silicon Products Inc.	1,000	3
	Tripod Technology Corp.	1,000	3
	Wowprime Corp.	1,000	3
	Acer Inc.	4,000	3
	Micro-Star International Co. Ltd.	1,000	2
	Macronix International	3,000	2
	Nanya Technology Corp.	1,000	2
			1,610
Thailand (1.0%)
*	Siam Cement PCL	3,200	43
*	Siam Commercial Bank PCL (Local)	9,200	39
*	CP ALL PCL (Local)	17,500	36
*	Krung Thai Bank PCL	53,300	33
	Kasikornbank PCL (Foreign)	4,900	29
*	Minor International PCL	24,600	27
*	Bangkok Dusit Medical Services PCL	28,500	23
*	Airports of Thailand PCL	11,400	22
*	Advanced Info Service PCL (Local)	3,700	20
*	Central Pattana PCL	7,200	17
	Bangkok Bank PCL (Foreign)	2,500	16
	Kasikornbank PCL	2,600	15
*	Indorama Ventures PCL	9,100	15
*	PTT Global Chemical PCL	5,600	13
*	BTS Rail Mass Transit Growth Infrastructure Fund	35,600	13
*	Digital Telecommunications Infrastructure Fund	24,900	11
*	Home Product Center PCL	23,400	11
*	Jasmine Broadband Internet Infrastructure Fund	34,600	11
	Intouch Holdings PCL NVDR	5,900	9
*	Glow Energy PCL	3,200	8
*	Delta Electronics Thailand PCL	3,700	8
*	Total Access Communication PCL (Local)	4,100	6
*	Muangthai Capital PCL	3,700	6
*	Kiatnakin Bank PCL	2,100	5
*	Thanachart Capital PCL	2,800	5
*	Intouch Holdings PCL	2,900	4
*	Bangkok Expressway & Metro PCL	13,700	4
*	Bumrungrad Hospital PCL	600	3
*	BTS Group Holdings PCL	12,000	3
*	Tisco Financial Group PCL	1,200	3
*	True Corp. PCL	14,700	3
*	TMB Bank PCL	36,300	3
*	Thai Oil PCL	1,100	3
*	Ratchaburi Electricity Generating Holding PCL (Local)	1,600	2
*	Krungthai Card PCL	2,200	2
*	IRPC PCL	12,200	2
			473
Turkey (0.2%)
	Tupras Turkiye Petrol Rafinerileri AS	837	20
	Haci Omer Sabanci Holding AS (Bearer)	7,241	11
	Turkiye Is Bankasi AS	10,613	9
	Eregli Demir ve Celik Fabrikalari T.A.S	4,910	7
	Akbank T.A.S.	4,636	7

	Turkiye Garanti Bankasi AS	3,953	6
*	Sekerbank Turk AS	20,011	5
	KOC Holding AS	1,293	4
*	Turk Hava Yollari AO	1,101	4
*	Turcas Petrol AS	11,776	3
*	Vakif Gayrimenkul Yatirim Ortakligi AS	7,380	3
	Tat Gida Sanayi AS	2,189	2
*	Akenerji Elektrik Uretim AS	12,831	2
	Konya Cimento Sanayii AS	43	2
*	Bizim Toptan Satis Magazalari AS	1,113	1
	Albaraka Turk Katilim Bankasi AS	5,995	1
			87
United Arab Emirates (0.1%)
	First Abu Dhabi Bank PJSC	7,219	27
	Abu Dhabi Commercial Bank PJSC	7,533	16
	DP World Ltd.	661	11
*	Amlak Finance PJSC	30,188	3
			57
United Kingdom (9.6%)
	AstraZeneca plc	3,823	298
	Unilever plc	3,248	176
	Vodafone Group plc	79,651	172
	Shire plc	2,731	159
	Reckitt Benckiser Group plc	1,875	156
	Prudential plc	7,553	149
	Lloyds Banking Group plc	209,108	148
	RELX plc	5,696	119
	Barclays plc	51,667	107
	Compass Group plc	4,671	100
	National Grid plc	8,991	96
	BT Group plc	25,371	85
	Tesco plc	28,668	72
	CRH plc	2,480	68
	Experian plc	2,789	68
	Standard Chartered plc	8,575	67
	Aviva plc	11,070	58
	Legal & General Group plc	15,639	49
	London Stock Exchange Group plc	853	44
	Smith & Nephew plc	2,379	43
	WPP plc	3,912	43
	Ferguson plc	642	41
	Informa plc	4,483	40
	Royal Bank of Scotland Group plc	13,514	38
	Ashtead Group plc	1,544	35
	Burberry Group plc	1,470	33
	Pearson plc	2,674	33
	Carnival plc	559	33
	Associated British Foods plc	1,038	32
*	Standard Life Aberdeen plc	9,315	32
	Whitbread plc	538	32
	DCC plc	399	30
	3i Group plc	2,776	30
	Next plc	468	29
	SSP Group plc	3,564	29
	Bunzl plc	920	28
	Persimmon plc	1,163	28

	Micro Focus International plc	1,429	28
	Rentokil Initial plc	6,638	28
	Randgold Resources Ltd.	342	27
	Phoenix Group Holdings	3,547	27
	Sage Group plc	3,613	27
	Land Securities Group plc	2,533	26
	Johnson Matthey plc	682	26
*	BTG plc	2,366	25
	ITV plc	13,550	25
	Spectris plc	782	24
	Barratt Developments plc	3,972	23
	Croda International plc	376	23
	Intermediate Capital Group plc	1,758	23
	RSA Insurance Group plc	3,279	23
	Mondi plc	1,023	22
	British Land Co. plc	3,097	22
	Beazley plc	3,118	22
	International Consolidated Airlines Group SA (London Shares)	2,778	22
	Merlin Entertainments plc	5,019	22
	Hiscox Ltd.	997	21
	Britvic plc	1,943	21
	United Utilities Group plc	2,167	21
	Howden Joinery Group plc	3,666	21
	Smurfit Kappa Group plc	760	21
	HomeServe plc	1,702	21
	DS Smith plc	4,767	20
	Inchcape plc	2,730	20
	Marks & Spencer Group plc	5,258	20
	Kingfisher plc	6,108	19
	Smiths Group plc	1,083	19
	Segro plc	2,486	19
	St. James’s Place plc	1,486	19
	Taylor Wimpey plc	10,676	18
	easyJet plc	1,271	18
	IG Group Holdings plc	2,387	18
	Auto Trader Group plc	3,205	18
	Cineworld Group plc	5,053	18
	Rightmove plc	3,179	18
	UNITE Group plc	1,647	18
	Wm Morrison Supermarkets plc	5,760	17
	Halma plc	989	17
	Bellway plc	526	17
	Close Brothers Group plc	886	17
	Man Group plc	9,155	17
	Direct Line Insurance Group plc	4,040	17
	Coca-Cola HBC AG	562	17
	CYBG plc	6,398	17
	Hays plc	8,338	17
	BBA Aviation plc	5,476	17
	Travis Perkins plc	1,169	16
	Shaftesbury plc	1,475	16
	Hargreaves Lansdown plc	664	16
	Severn Trent plc	674	16
	Spirax-Sarco Engineering plc	201	16
*	Ocado Group plc	1,461	16
	Royal Mail plc	3,714	15
	Admiral Group plc	567	15

	J Sainsbury plc	3,865	15
	Hikma Pharmaceuticals plc	650	15
	Victrex plc	471	15
	Tate & Lyle plc	1,599	15
	Berkeley Group Holdings plc	353	15
	Investec plc	2,234	14
	Derwent London plc	366	13
*	Just Eat plc	1,782	13
	Dechra Pharmaceuticals plc	479	13
	Hammerson plc	2,678	13
	RPC Group plc	1,417	13
	B&M European Value Retail SA	2,754	12
	Pennon Group plc	1,307	12
	Renishaw plc	216	12
	ConvaTec Group plc	6,072	12
	Capital & Counties Properties plc	3,605	12
	NMC Health plc	260	11
*	Provident Financial plc	1,321	10
*	Metro Bank plc	381	10
	WH Smith plc	419	10
	Aggreko plc	1,062	10
	Dixons Carphone plc	4,870	10
	Electrocomponents plc	1,373	9
	Primary Health Properties plc	6,354	9
	TP ICAP plc	2,221	9
	Jardine Lloyd Thompson Group plc	355	9
	Schroders plc	264	9
	Sanne Group plc	1,084	8
	IWG plc	2,771	8
	Inmarsat plc	1,500	8
	BCA Marketplace plc	2,772	8
	Mediclinic International plc	1,583	7
	McCarthy & Stone plc	4,086	7
	Polymetal International plc	692	7
	TalkTalk Telecom Group plc	4,266	7
	JD Sports Fashion plc	1,339	7
	Marshalls plc	1,163	6
	Sophos Group plc	1,349	6
	Fresnillo plc	648	6
	Equiniti Group plc	2,016	6
	Hill & Smith Holdings plc	338	5
	InterContinental Hotels Group plc	96	5
	Intu Properties plc	3,142	5
	esure Group plc	1,166	4
	Lancashire Holdings Ltd.	438	4
	Pagegroup plc	554	4
	Saga plc	2,403	3
	Moneysupermarket.com Group plc	860	3
	John Laing Group plc	802	3
	Genus plc	104	3
	Great Portland Estates plc	354	3
	Vesuvius plc	464	3
	Bovis Homes Group plc	283	3
	Savills plc	331	3
	LondonMetric Property plc	1,363	3
	UDG Healthcare plc	356	3
	Jupiter Fund Management plc	728	3

	Greggs plc	167	3
	National Express Group plc	571	3
	Cranswick plc	81	3
	Grainger plc	905	3
	Essentra plc	595	3
	Brewin Dolphin Holdings plc	703	3
	Drax Group plc	580	3
	Grafton Group plc	316	3
	Ascential plc	576	3
	Countryside Properties plc	747	3
	Domino’s Pizza Group plc	823	3
	Coats Group plc	2,600	3
	QinetiQ Group plc	710	3
	Safestore Holdings plc	400	3
	Rathbone Brothers plc	87	3
	Daily Mail & General Trust plc	335	3
	Diploma plc	163	3
	Assura plc	3,753	3
	Ashmore Group plc	523	2
	Elementis plc	962	2
	Bodycote plc	256	2
	Entertainment One Ltd.	502	2
	Paragon Banking Group plc	423	2
	Greencore Group plc	928	2
	OneSavings Bank plc	484	2
	Petrofac Ltd.	327	2
	Synthomer plc	409	2
	Redrow plc	340	2
	Crest Nicholson Holdings plc	463	2
*	Firstgroup plc	1,732	2
*	Cobham plc	1,505	2
	Workspace Group plc	182	2
	Just Group plc	1,738	2
	Ibstock plc	677	2
	Games Workshop Group plc	45	2
	Computacenter plc	127	2
	Galliford Try plc	180	2
	Rhi Magnesita NV	35	2
*	Bank of Cyprus Holdings plc	844	2
	Softcat plc	203	2
*	Indivior plc	811	1
	Thomas Cook Group plc	2,253	1
			4,520
United States (0.0%)
*	China Biologic Products Holdings Inc.	100	8
*	21Vianet Group Inc. ADR	400	4
			12
Total Common Stocks (Cost $45,993)			45,294

	Coupon
Temporary Cash Investment (4.3%)[1]
Money Market Fund (4.3%)
[4,5] Vanguard Market Liquidity Fund (Cost $2,050)	2.407	20,505	2,050
Total Investments (100.5%) (Cost $48,043)			47,344
Other Assets and Liabilities-Net (-0.5%)[5]			(243)
Net Assets (100%)			47,101

*	Non-income-producing security.
§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 96.4% and 4.1%, respectively, of net assets.

2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Cash of $47,000 has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
NVDR—Non-Voting Depository Receipt. REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation )
Long Futures Contracts
SGX NIFTY 50 Index	December 2018	50	1,091	25
E-mini S&P 500 Index	December 2018	5	690	(1)
				24

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation (Depreciation	)
			Receive		Deliver	($000)
Toronto-Dominion Bank	12/31/18	INR	57,824	USD	817	9
BNP Paribas	12/31/18	INR	18,060	USD	254	4
						13
INR—Indian rupee.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market

ESG International Stock ETF

proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event

ESG International Stock ETF

of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	4,839	40,425	30
Temporary Cash Investments	2,050	—	—
Futures Contracts—Liabilities[1]	(2)	—	—
Forward Currency Contracts—Assets	—	13	—
Total	6,887	40,438	30

1 Represents variation margin on the last day of the reporting period.

E. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

ESG International Stock ETF

		Current Period Transactions
	Sept. 18[1], 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Nov. 30, 2018 Market Value ($000)
Vanguard Market Liquidity Fund	—	NA2	NA2	—	—	4	—	2,050
Vanguard Total International Stock ETF	—	906	783	(27)	(6)	2	—	90
Total	—			(27)	(6)	6	—	2,140

1 Inception.

2 Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)    Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WORLD FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: January 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: January 22, 2019

VANGUARD WORLD FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: January 22, 2019

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.